UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04041

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

(Exact name of registrant as specified in charter)

One Iron Street

Boston, Massachusetts 02210

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Sean O’Malley, Esq. Senior Vice President and Deputy General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Item 1.	Shareholder Reports.

Semi-Annual Report

June 30, 2019

State Street S&P 500 Index V.I.S. Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a Fund’s website (www.ssga.com/geam), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge. To do so, contact your Insurance Provider. Your election to receive reports in paper will apply to all funds held in your account.

State Street S&P 500 Index V.I.S. Fund

Semi-Annual Report

June 30, 2019 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street S&P 500 Index V.I.S. Fund

Fund Information — June 30, 2019 (Unaudited)

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Sector Allocation

Portfolio Composition as a % of Fair Value of $177,097 (in thousands) as of June 30, 2019 (a)(b)

Top Ten Largest Holdings

as of June 30, 2019 (as a % of Fair Value) (a)(b)

Microsoft Corp.	4.14%

Apple Inc.	3.50%

Amazon.com Inc.	3.16%

Facebook Inc., Class A	1.86%

Berkshire Hathaway Inc., Class B	1.67%

Johnson & Johnson	1.50%

JPMorgan Chase & Co.	1.47%

Alphabet Inc., Class C	1.34%

Exxon Mobil Corp.	1.31%

Alphabet Inc., Class A	1.31%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

State Street S&P 500 Index V.I.S. Fund	1

State Street S&P 500 Index V.I.S. Fund

Understanding Your Fund’s Expenses — June 30, 2019 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2019.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value January 1, 2019	$1,000.00	$1,000.00
Ending Account Value June 30, 2019	$1,183.30	$1,023.11
Expenses Paid During Period*	$1.84	$1.71

*

Expenses are equal to the Fund’s annualized expense ratio of 0.34% (for the period January 1, 2019-June 30, 2019), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments — June 30, 2019 (Unaudited)

	Number of Shares	Fair Value $

Common Stock - 98.7%†
Advertising - 0.1%
Omnicom Group Inc.	1,543	126,449
The Interpublic Group of Companies Inc.	2,720	61,445

		187,894

Aerospace & Defense - 2.6%
Arconic Inc.	2,788	71,986
General Dynamics Corp.	1,912	347,640
Huntington Ingalls Industries Inc.	300	67,422
L3 Technologies Inc.	589	144,405
L3Harris Technologies Inc.	800	151,304
Lockheed Martin Corp.	1,768	642,739
Northrop Grumman Corp.	1,197	386,763
Raytheon Co.	2,061	358,367
Textron Inc.	1,525	80,886
The Boeing Co.	3,723	1,355,209
TransDigm Group Inc. (a)	333	161,105
United Technologies Corp.	5,852	761,930

		4,529,756

Agricultural & Farm Machinery - 0.2%
Deere & Co.	2,306	382,127

Agricultural Products - 0.1%
Archer-Daniels-Midland Co.	3,924	160,099

Air Freight & Logistics - 0.5%
CH Robinson Worldwide Inc.	1,029	86,796
Expeditors International of Washington Inc.	1,199	90,956
FedEx Corp.	1,688	277,153
United Parcel Service Inc., Class B	4,976	513,871

		968,776

Airlines - 0.4%
Alaska Air Group Inc. (b)	1,000	63,910
American Airlines Group Inc.	3,098	101,026
Delta Air Lines Inc.	4,306	244,365
Southwest Airlines Co.	3,734	189,613
United Continental Holdings Inc. (a)	1,650	144,457

		743,371

Alternative Carriers - 0.0%*
CenturyLink Inc.	7,333	86,236

Aluminum - 0.0%*
Alcoa Corp. (a)(b)	1	23

	Number of Shares	Fair Value $
Apparel Retail - 0.5%
Foot Locker Inc.	800	33,536
L Brands Inc.	1,488	38,837
Ross Stores Inc.	2,696	267,227
The Gap Inc.	1,676	30,118
The TJX Companies Inc.	8,895	470,368

		840,086

Apparel, Accessories & Luxury Goods - 0.3%
Capri Holdings Ltd. (a)	1,222	42,379
Hanesbrands Inc.	2,400	41,328
PVH Corp.	518	49,024
Ralph Lauren Corp.	400	45,436
Tapestry Inc.	2,289	72,630
Under Armour Inc., Class A (a)	1,700	43,095
Under Armour Inc., Class C (a)	1,712	38,006
VF Corp.	2,402	209,815

		541,713

Application Software - 1.7%
Adobe Inc. (a)(b)	3,509	1,033,927
ANSYS Inc. (a)	600	122,892
Autodesk Inc. (a)	1,548	252,169
Cadence Design Systems Inc. (a)	1,900	134,539
Citrix Systems Inc.	907	89,013
Intuit Inc.	1,787	466,997
salesforce.com Inc. (a)	5,512	836,336
Synopsys Inc. (a)	999	128,561
Verint Systems Inc. (a)	1	54

		3,064,488

Asset Management & Custody Banks - 0.8%
Affiliated Managers Group Inc. (b)	400	36,856
Ameriprise Financial Inc.	1,005	145,886
BlackRock Inc.	859	403,129
Franklin Resources Inc.	2,000	69,600
Invesco Ltd.	3,250	66,495
Northern Trust Corp.	1,496	134,640
State Street Corp. (c)	2,611	146,373
T Rowe Price Group Inc.	1,740	190,895
The Bank of New York Mellon Corp.	6,337	279,778

		1,473,652

Auto Parts & Equipment - 0.1%
Aptiv PLC	1,856	150,021
BorgWarner Inc.	1,347	56,547

		206,568

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street S&P 500 Index V.I.S. Fund	3

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Number of Shares	Fair Value $

Automobile Manufacturers - 0.4%
Ford Motor Co.	27,626	282,614
General Motors Co.	9,486	365,496

		648,110

Automotive Retail - 0.3%
Advance Auto Parts Inc. (b)	522	80,461
AutoZone Inc. (a)	186	204,501
CarMax Inc. (a)	1,190	103,328
O’Reilly Automotive Inc. (a)	549	202,757

		591,047

Biotechnology - 2.1%
AbbVie Inc. (b)	10,463	760,869
Alexion Pharmaceuticals Inc. (a)(b)	1,601	209,699
Amgen Inc.	4,464	822,626
Biogen Inc. (a)	1,358	317,595
Celgene Corp. (a)	4,957	458,225
Gilead Sciences Inc.	9,051	611,486
Incyte Corp. (a)	1,200	101,952
Regeneron Pharmaceuticals Inc. (a)	550	172,150
Vertex Pharmaceuticals Inc. (a)	1,800	330,084

		3,784,686

Brewers - 0.0%*
Molson Coors Brewing Co., Class B	1,298	72,688

Broadcasting - 0.2%
CBS Corp., Class B	2,596	129,540
Discovery Inc., Class A (a)	1,106	33,954
Discovery Inc., Class C (a)	2,636	74,994
Fox Corp., Class A (a)	2,615	95,814
Fox Corp., Class B (a)	1,130	41,279

		375,581

Building Products - 0.3%
Allegion PLC (b)	733	81,033
AO Smith Corp. (b)	972	45,839
Fortune Brands Home & Security Inc.	1,000	57,130
Johnson Controls International PLC	5,742	237,202
Masco Corp.	2,224	87,270

		508,474

Cable & Satellite - 1.1%
Charter Communications Inc., Class A (a)	1,255	495,951
Comcast Corp., Class A	32,285	1,365,010

	Number of Shares	Fair Value $
DISH Network Corp., Class A (a)	1,500	57,615

		1,918,576

Casinos & Gaming - 0.1%
MGM Resorts International	3,500	99,995
Wynn Resorts Ltd.	751	93,116

		193,111

Commodity Chemicals - 0.3%
Dow Inc. (a)	5,284	260,554
LyondellBasell Industries N.V., Class A	2,110	181,734

		442,288

Communications Equipment - 1.2%
Arista Networks Inc. (a)	350	90,867
Cisco Systems Inc.	30,699	1,680,156
F5 Networks Inc. (a)	400	58,252
Juniper Networks Inc.	2,800	74,564
Motorola Solutions Inc.	1,144	190,739

		2,094,578

Computer & Electronics Retail - 0.1%
Best Buy Company Inc.	1,712	119,378

Construction & Engineering - 0.1%
Jacobs Engineering Group Inc.	850	71,731
Quanta Services Inc.	1,200	45,828

		117,559

Construction Machinery & Heavy Trucks - 0.6%
Caterpillar Inc.	4,108	559,879
Cummins Inc.	1,056	180,935
PACCAR Inc.	2,403	172,199
Wabtec Corp.	997	71,545

		984,558

Construction Materials - 0.1%
Martin Marietta Materials Inc.	400	92,044
Vulcan Materials Co.	973	133,603

		225,647

Consumer Electronics - 0.0%*
Garmin Ltd.	800	63,840

Consumer Finance - 0.7%
American Express Co.	4,958	612,016
Capital One Financial Corp.	3,426	310,875
Discover Financial Services	2,277	176,672
Synchrony Financial	4,777	165,619

		1,265,182

See Notes to Schedule of Investments and Notes to Financial Statements.

4	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Number of Shares	Fair Value $

Copper - 0.1%
Freeport-McMoRan Inc.	10,498	121,882

Data Processing & Outsourced Services - 3.9%
Alliance Data Systems Corp. (b)	325	45,542
Automatic Data Processing Inc.	3,153	521,286
Broadridge Financial Solutions Inc.	800	102,144
Fidelity National Information Services Inc.	2,300	282,164
Fiserv Inc. (a)	2,858	260,535
FleetCor Technologies Inc. (a)	600	168,510
Global Payments Inc.	1,161	185,911
Jack Henry & Associates Inc.	600	80,352
Mastercard Inc., Class A	6,444	1,704,631
Paychex Inc.	2,334	192,065
PayPal Holdings Inc. (a)	8,443	966,386
The Western Union Co.	3,224	64,125
Total System Services Inc.	1,102	141,354
Visa Inc., Class A	12,427	2,156,706

		6,871,711

Department Stores - 0.1%
Kohl’s Corp.	1,273	60,531
Macy’s Inc.	2,334	50,088
Nordstrom Inc.	592	18,861

		129,480

Distillers & Vintners - 0.2%
Brown-Forman Corp., Class B	1,294	71,727
Constellation Brands Inc., Class A	1,179	232,192

		303,919

Distributors - 0.1%
Genuine Parts Co.	945	97,883
LKQ Corp. (a)	2,452	65,248

		163,131

Diversified Banks - 4.3%
Bank of America Corp.	63,926	1,853,854
Citigroup Inc.	16,732	1,171,742
JPMorgan Chase & Co.	23,243	2,598,567
U.S. Bancorp	10,649	558,008
Wells Fargo & Co.	29,099	1,376,965

		7,559,136

Diversified Chemicals - 0.1%
Eastman Chemical Co.	1,118	87,014

Diversified Support Services - 0.1%
Cintas Corp.	564	133,832

	Number of Shares	Fair Value $
Copart Inc. (a)	1,300	97,162

		230,994

Drug Retail - 0.2%
Walgreens Boots Alliance Inc.	5,713	312,330

Electric Utilities - 2.0%
Alliant Energy Corp. (b)	1,600	78,528
American Electric Power Company Inc.	3,483	306,539
Duke Energy Corp.	5,282	466,084
Edison International	2,442	164,615
Entergy Corp.	1,253	128,971
Evergy Inc.	1,899	114,225
Eversource Energy	2,330	176,521
Exelon Corp.	6,934	332,416
FirstEnergy Corp.	3,754	160,709
NextEra Energy Inc.	3,402	696,934
Pinnacle West Capital Corp.	700	65,863
PPL Corp.	5,037	156,197
The Southern Co.	7,258	401,222
Xcel Energy Inc.	3,780	224,872

		3,473,696

Electrical Components & Equipment - 0.5%
AMETEK Inc.	1,600	145,344
Eaton Corporation PLC	3,000	249,840
Emerson Electric Co.	4,430	295,569
Rockwell Automation Inc.	819	134,177

		824,930

Electronic Components - 0.2%
Amphenol Corp., Class A	2,200	211,068
Corning Inc.	5,834	193,864

		404,932

Electronic Equipment & Instruments - 0.1%
FLIR Systems Inc.	1,100	59,510
Keysight Technologies Inc. (a)	1,400	125,734

		185,244

Electronic Manufacturing Services - 0.2%
IPG Photonics Corp. (a)	300	46,275
TE Connectivity Ltd.	2,454	235,044

		281,319

Environmental & Facilities Services - 0.3%
Republic Services Inc.	1,615	139,924
Rollins Inc.	1,200	43,044
Waste Management Inc.	2,703	311,845

		494,813

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street S&P 500 Index V.I.S. Fund	5

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Number of Shares	Fair Value $

Fertilizers & Agricultural Chemicals - 0.2%
CF Industries Holdings Inc.	1,685	78,706
Corteva Inc. (a)	5,417	160,181
FMC Corp.	981	81,374
The Mosaic Co.	2,500	62,575

		382,836

Financial Exchanges & Data - 1.1%
Cboe Global Markets Inc.	800	82,904
CME Group Inc.	2,574	499,639
Intercontinental Exchange Inc.	4,013	344,877
MarketAxess Holdings Inc.	300	96,426
Moody’s Corp.	1,219	238,083
MSCI Inc.	600	143,274
Nasdaq Inc.	834	80,206
S&P Global Inc.	1,757	400,227

		1,885,636

Food Distributors - 0.1%
Sysco Corp.	3,318	234,649

Food Retail - 0.1%
The Kroger Co.	5,490	119,188

Footwear - 0.4%
NIKE Inc., Class B	8,942	750,681

Gas Utilities - 0.1%
Atmos Energy Corp.	900	95,004

General Merchandise Stores - 0.4%
Dollar General Corp.	1,900	256,804
Dollar Tree Inc. (a)	1,692	181,704
Target Corp.	3,695	320,024

		758,532

Gold - 0.1%
Newmont Goldcorp Corp.	6,011	231,243

Health Care REITs - 0.3%
HCP Inc.	3,274	104,703
Ventas Inc.	2,629	179,692
Welltower Inc.	2,800	228,284

		512,679

Healthcare Distributors - 0.3%
AmerisourceBergen Corp.	1,061	90,461
Cardinal Health Inc.	2,268	106,823
Henry Schein Inc. (a)	1,098	76,750
McKesson Corp.	1,389	186,668

		460,702

	Number of Shares	Fair Value $
Healthcare Equipment - 3.3%
Abbott Laboratories (b)	12,514	1,052,428
ABIOMED Inc. (a)(b)	300	78,147
Baxter International Inc.	3,377	276,576
Becton Dickinson and Co.	1,883	474,535
Boston Scientific Corp. (a)	9,799	421,161
Danaher Corp.	4,400	628,848
Edwards Lifesciences Corp. (a)	1,500	277,110
Hologic Inc. (a)	1,900	91,238
IDEXX Laboratories Inc. (a)	622	171,255
Intuitive Surgical Inc. (a)	796	417,542
Medtronic PLC	9,567	931,730
ResMed Inc.	1,070	130,572
Stryker Corp.	2,181	448,370
Teleflex Inc.	300	99,345
Varian Medical Systems Inc. (a)	634	86,307
Zimmer Biomet Holdings Inc.	1,537	180,966

		5,766,130

Healthcare Facilities - 0.2%
HCA Healthcare Inc.	1,891	255,606
Universal Health Services Inc., Class B	558	72,758

		328,364

Healthcare Services - 0.7%
Cigna Corp. (a)	2,765	435,626
CVS Health Corp.	9,322	507,956
DaVita Inc. (a)	858	48,271
Laboratory Corporation of America Holdings (a)	700	121,030
Quest Diagnostics Inc.	1,000	101,810

		1,214,693

Healthcare Supplies - 0.2%
Align Technology Inc. (a)(b)	461	126,176
DENTSPLY SIRONA Inc.	1,532	89,408
The Cooper Companies Inc.	315	106,120

		321,704

Healthcare Technology - 0.1%
Cerner Corp.	2,400	175,920

Home Building - 0.1%
D.R. Horton Inc.	2,400	103,512
Lennar Corp., Class A	2,100	101,766
PulteGroup Inc.	1,535	48,537

		253,815

Home Furnishings - 0.1%
Leggett & Platt Inc.	1,000	38,370

See Notes to Schedule of Investments and Notes to Financial Statements.

6	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Number of Shares	Fair Value $

Mohawk Industries Inc. (a)	500	73,735

		112,105

Home Improvement Retail - 1.3%
Lowe’s Companies Inc.	5,731	578,315
The Home Depot Inc.	7,889	1,640,675

		2,218,990

Hotel & Resort REITs - 0.1%
Host Hotels & Resorts Inc.	5,617	102,342

Hotels, Resorts & Cruise Lines - 0.5%
Carnival Corp.	2,900	134,995
Hilton Worldwide Holdings Inc.	2,100	205,254
Marriott International Inc., Class A	1,982	278,055
Norwegian Cruise Line Holdings Ltd. (a)	1,500	80,445
Royal Caribbean Cruises Ltd.	1,263	153,088

		851,837

Household Appliances - 0.0%*
Whirlpool Corp.	462	65,770

Household Products - 1.7%
Church & Dwight Company Inc.	1,838	134,284
Colgate-Palmolive Co.	6,153	440,986
Kimberly-Clark Corp.	2,512	334,799
The Clorox Co.	945	144,689
The Procter & Gamble Co.	17,851	1,957,362

		3,012,120

Housewares & Specialties - 0.0%*
Newell Brands Inc.	2,334	35,990

Human Resource & Employment Services - 0.0%*
Robert Half International Inc.	875	49,884

Hypermarkets & Super Centers - 1.1%
Costco Wholesale Corp.	3,150	832,419
Walmart Inc.	10,148	1,121,252

		1,953,671

Independent Power Producers & Energy Traders - 0.1%
AES Corp. (b)	4,826	80,884
NRG Energy Inc.	2,038	71,574

		152,458

Industrial Conglomerates - 1.4%
3M Co. (b)	4,106	711,734
General Electric Co.	62,594	657,237
Honeywell International Inc.	5,193	906,646

	Number of Shares	Fair Value $
Roper Technologies Inc.	763	279,456

		2,555,073

Industrial Gases - 0.6%
Air Products & Chemicals Inc. (b)	1,541	348,836
Linde PLC	3,887	780,510

		1,129,346

Industrial Machinery - 0.8%
Dover Corp.	1,009	101,102
Flowserve Corp.	900	47,421
Fortive Corp.	2,149	175,186
Illinois Tool Works Inc.	2,160	325,750
Ingersoll-Rand PLC	1,800	228,006
Parker-Hannifin Corp.	934	158,789
Pentair PLC	1,146	42,631
Snap-on Inc.	409	67,747
Stanley Black & Decker Inc.	1,099	158,926
Xylem Inc.	1,281	107,143

		1,412,701

Industrial REITs - 0.2%
Duke Realty Corp.	2,500	79,025
Prologis Inc. REIT	4,457	357,006

		436,031

Insurance Brokers - 0.6%
Aon PLC	1,734	334,627
Arthur J Gallagher & Co.	1,227	107,473
Marsh & McLennan Companies Inc.	3,526	351,719
Willis Towers Watson PLC	958	183,495

		977,314

Integrated Oil & Gas - 2.4%
Chevron Corp.	13,593	1,691,513
Exxon Mobil Corp.	30,344	2,325,261
Occidental Petroleum Corp.	5,457	274,378

		4,291,152

Integrated Telecommunication Services - 1.9%
AT&T Inc.	52,066	1,744,732
Verizon Communications Inc.	29,592	1,690,591

		3,435,323

Interactive Home Entertainment - 0.3%
Activision Blizzard Inc. (b)	5,400	254,880
Electronic Arts Inc. (a)	2,105	213,152
Take-Two Interactive Software Inc. (a)	800	90,824

		558,856

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street S&P 500 Index V.I.S. Fund	7

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Number of Shares	Fair Value $

Interactive Media & Services - 4.6%
Alphabet Inc., Class A (a)(b)	2,141	2,318,275
Alphabet Inc., Class C (a)	2,201	2,379,083
Facebook Inc., Class A (a)	17,053	3,291,229
TripAdvisor Inc. (a)	650	30,088
Twitter Inc. (a)	5,100	177,990

		8,196,665

Internet & Direct Marketing Retail - 3.7%
Amazon.com Inc. (a)	2,953	5,591,889
Booking Holdings Inc. (a)	323	605,531
eBay Inc.	5,960	235,420
Expedia Group Inc.	850	113,076

		6,545,916

Internet Services & Infrastructure - 0.1%
Akamai Technologies Inc. (a)(b)	1,133	90,798
VeriSign Inc. (a)	724	151,432

		242,230

Investment Banking & Brokerage - 0.8%
E*TRADE Financial Corp.	1,640	73,144
Morgan Stanley	9,429	413,085
Raymond James Financial Inc.	904	76,433
The Charles Schwab Corp.	8,511	342,057
The Goldman Sachs Group Inc.	2,403	491,654

		1,396,373

IT Consulting & Other Services - 1.2%
Accenture PLC, Class A (b)	4,545	839,780
Cognizant Technology Solutions Corp., Class A	3,976	252,039
DXC Technology Co.	1,824	100,593
Gartner Inc. (a)	700	112,658
International Business Machines Corp.	6,311	870,287

		2,175,357

Leisure Products - 0.0%*
Hasbro Inc.	796	84,121

Life & Health Insurance - 0.7%
Aflac Inc. (b)	5,226	286,437
Lincoln National Corp.	1,560	100,542
MetLife Inc.	6,860	340,736
Principal Financial Group Inc.	1,711	99,101
Prudential Financial Inc.	3,001	303,101
Torchmark Corp.	666	59,581
Unum Group	1,589	53,311

		1,242,809

	Number of Shares	Fair Value $
Life Sciences Tools & Services - 1.1%
Agilent Technologies Inc. (b)	2,322	173,384
Illumina Inc. (a)	1,001	368,518
IQVIA Holdings Inc. (a)	1,100	176,990
Mettler-Toledo International Inc. (a)	179	150,360
PerkinElmer Inc.	711	68,498
Thermo Fisher Scientific Inc.	2,828	830,527
Waters Corp. (a)	484	104,176

		1,872,453

Managed Healthcare - 1.5%
Anthem Inc.	1,775	500,923
Centene Corp. (a)	3,027	158,736
Humana Inc.	927	245,933
UnitedHealth Group Inc.	6,848	1,670,980
WellCare Health Plans Inc. (a)	300	85,521

		2,662,093

Metal & Glass Containers - 0.1%
Ball Corp.	2,382	166,716

Motorcycle Manufacturers - 0.0%*
Harley-Davidson Inc.	1,135	40,667

Movies & Entertainment - 1.7%
Netflix Inc. (a)	3,090	1,135,019
The Walt Disney Co.	12,527	1,749,270
Viacom Inc., Class B	2,346	70,075

		2,954,364

Multi-Line Insurance - 0.3%
American International Group Inc.	6,229	331,881
Assurant Inc.	339	36,063
The Hartford Financial Services Group Inc.	2,544	141,752

		509,696

Multi-Sector Holdings - 1.7%
Berkshire Hathaway Inc., Class B (a)	13,896	2,962,210
Jefferies Financial Group Inc.	2,200	42,306

		3,004,516

Multi-Utilities - 1.1%
Ameren Corp.	1,642	123,331
CenterPoint Energy Inc.	3,718	106,446
CMS Energy Corp.	2,000	115,820
Consolidated Edison Inc.	2,255	197,718
Dominion Energy Inc.	5,717	442,039
DTE Energy Co.	1,366	174,684

See Notes to Schedule of Investments and Notes to Financial Statements.

8	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Number of Shares	Fair Value $

NiSource Inc.	2,515	72,432
Public Service Enterprise Group Inc.	3,492	205,399
Sempra Energy	2,000	274,880
WEC Energy Group Inc.	2,323	193,669

		1,906,418

Office REITs - 0.2%
Alexandria Real Estate Equities Inc. (b)	800	112,872
Boston Properties Inc.	1,098	141,642
SL Green Realty Corp.	600	48,222
Vornado Realty Trust	1,211	77,625

		380,361

Oil & Gas Drilling - 0.0%*
Helmerich & Payne Inc.	900	45,558

Oil & Gas Equipment & Services - 0.4%
Baker Hughes a GE Co.	3,481	85,737
Halliburton Co.	6,458	146,855
National Oilwell Varco Inc.	2,846	63,266
Schlumberger Ltd.	9,984	396,764
TechnipFMC PLC	3,386	87,833

		780,455

Oil & Gas Exploration & Production - 1.2%
Anadarko Petroleum Corp.	3,657	258,038
Apache Corp.	2,948	85,403
Cabot Oil & Gas Corp.	3,135	71,980
Cimarex Energy Co.	700	41,531
Concho Resources Inc.	1,500	154,770
ConocoPhillips	8,235	502,335
Devon Energy Corp.	2,992	85,332
Diamondback Energy Inc.	1,100	119,867
EOG Resources Inc.	4,100	381,956
Hess Corp.	1,818	115,570
Marathon Oil Corp.	5,742	81,594
Noble Energy Inc.	3,700	82,880
Pioneer Natural Resources Co.	1,200	184,632

		2,165,888

Oil & Gas Refining & Marketing - 0.5%
HollyFrontier Corp.	1,300	60,164
Marathon Petroleum Corp.	4,976	278,059
Phillips 66	2,961	276,972
Valero Energy Corp.	3,028	259,227

		874,422

Oil & Gas Storage & Transportation - 0.4%
Kinder Morgan Inc.	14,304	298,667
ONEOK Inc.	3,000	206,430

	Number of Shares	Fair Value $
The Williams Companies Inc.	8,571	240,331

		745,428

Packaged Foods & Meats - 1.0%
Campbell Soup Co.	1,215	48,685
Conagra Brands Inc.	3,254	86,296
General Mills Inc.	4,136	217,223
Hormel Foods Corp.	1,800	72,972
Kellogg Co.	1,890	101,247
Lamb Weston Holdings Inc.	1,100	69,696
McCormick & Company Inc.	900	139,509
Mondelez International Inc., Class A	10,335	557,057
The Hershey Co.	1,016	136,174
The JM Smucker Co.	847	97,566
The Kraft Heinz Co.	4,395	136,421
Tyson Foods Inc., Class A	2,166	174,883

		1,837,729

Paper Packaging - 0.3%
Amcor PLC (a)	11,782	135,375
Avery Dennison Corp.	492	56,915
International Paper Co.	3,030	131,260
Packaging Corporation of America	685	65,294
Sealed Air Corp.	931	39,828
WestRock Co.	1,775	64,734

		493,406

Personal Products - 0.2%
Coty Inc., Class A	1,910	25,594
The Estee Lauder Companies Inc., Class A	1,579	289,131

		314,725

Pharmaceuticals - 4.5%
Allergan PLC (b)	2,249	376,550
Bristol-Myers Squibb Co.	11,687	530,005
Eli Lilly & Co.	6,142	680,472
Johnson & Johnson	19,029	2,650,359
Merck & Company Inc.	18,368	1,540,157
Mylan N.V. (a)	3,904	74,332
Nektar Therapeutics (a)	1,300	46,254
Perrigo Company PLC	975	46,430
Pfizer Inc.	39,735	1,721,320
Zoetis Inc.	3,346	379,738

		8,045,617

Property & Casualty Insurance - 0.9%
Chubb Ltd.	3,261	480,313
Cincinnati Financial Corp.	1,092	113,208
Loews Corp.	1,862	101,795

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street S&P 500 Index V.I.S. Fund	9

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Number of Shares	Fair Value $

The Allstate Corp. (b)	2,386	242,632
The Progressive Corp.	4,103	327,953
The Travelers Companies Inc.	1,867	279,154

		1,545,055

Publishing - 0.0%*
News Corp., Class A	3,400	45,866

Railroads - 1.0%
CSX Corp.	5,567	430,718
Kansas City Southern	700	85,274
Norfolk Southern Corp.	1,945	387,697
Union Pacific Corp.	5,080	859,079

		1,762,768

Real Estate Services - 0.1%
CBRE Group Inc., Class A (a)	2,321	119,067

Regional Banks - 1.2%
BB&T Corp.	5,437	267,120
Citizens Financial Group Inc.	3,400	120,224
Comerica Inc.	1,148	83,391
Fifth Third Bancorp	4,735	132,106
First Republic Bank	1,200	117,180
Huntington Bancshares Inc.	6,934	95,828
KeyCorp	6,928	122,972
M&T Bank Corp.	990	168,369
People’s United Financial Inc.	3,200	53,696
Regions Financial Corp.	7,168	107,090
SunTrust Banks Inc.	3,229	202,943
SVB Financial Group (a)	400	89,836
The PNC Financial Services Group Inc.	3,239	444,650
Zions Bancorp NA	1,500	68,970

		2,074,375

Reinsurance - 0.0%*
Everest Re Group Ltd.	300	74,154

Research & Consulting Services - 0.3%
Equifax Inc.	846	114,413
IHS Markit Ltd. (a)	2,500	159,300
Nielsen Holdings PLC	2,328	52,613
Verisk Analytics Inc.	1,200	175,752

		502,078

Residential REITs - 0.4%
Apartment Investment & Management Co., Class A	977	48,967
AvalonBay Communities Inc.	972	197,491
Equity Residential	2,508	190,407
Essex Property Trust Inc.	450	131,369

	Number of Shares	Fair Value $
Mid-America Apartment Communities Inc.	800	94,208
UDR Inc.	1,900	85,291

		747,733

Restaurants - 1.3%
Chipotle Mexican Grill Inc. (a)	160	117,261
Darden Restaurants Inc.	886	107,853
McDonald’s Corp.	5,467	1,135,277
Starbucks Corp.	8,800	737,704
Yum! Brands Inc.	2,174	240,596

		2,338,691

Retail REITs - 0.4%
Federal Realty Investment Trust	500	64,380
Kimco Realty Corp.	3,097	57,232
Realty Income Corp.	2,000	137,940
Regency Centers Corp.	1,299	86,695
Simon Property Group Inc.	2,179	348,117
The Macerich Co.	744	24,917

		719,281

Semiconductor Equipment - 0.4%
Applied Materials Inc.	6,838	307,094
KLA-Tencor Corp.	1,178	139,240
Lam Research Corp.	1,131	212,447

		658,781

Semiconductors - 3.4%
Advanced Micro Devices Inc. (a)(b)	6,600	200,442
Analog Devices Inc.	2,587	291,995
Broadcom Inc.	2,768	796,796
Intel Corp.	32,001	1,531,888
Maxim Integrated Products Inc.	2,100	125,622
Microchip Technology Inc.	1,800	156,060
Micron Technology Inc. (a)	8,268	319,062
NVIDIA Corp.	4,338	712,430
Qorvo Inc. (a)	900	59,949
QUALCOMM Inc.	8,768	666,982
Skyworks Solutions Inc.	1,342	103,696
Texas Instruments Inc.	6,609	758,449
Xilinx Inc.	1,787	210,723

		5,934,094

Soft Drinks - 1.6%
Monster Beverage Corp. (a)	2,756	175,916
PepsiCo Inc.	9,965	1,306,710
The Coca-Cola Co.	27,370	1,393,680

		2,876,306

See Notes to Schedule of Investments and Notes to Financial Statements.

10	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Number of Shares	Fair Value $

Specialized Consumer Services - 0.0%*
H&R Block Inc.	1,579	46,265

Specialized REITs - 1.3%
American Tower Corp.	3,181	650,355
Crown Castle International Corp.	3,000	391,050
Digital Realty Trust Inc.	1,500	176,685
Equinix Inc.	596	300,557
Extra Space Storage Inc.	800	84,880
Iron Mountain Inc.	1,886	59,032
Public Storage	1,030	245,315
SBA Communications Corp. (a)	833	187,292
Weyerhaeuser Co.	5,567	146,635

		2,241,801

Specialty Chemicals - 0.8%
Albemarle Corp. (b)	769	54,146
Celanese Corp.	900	97,020
DuPont de Nemours Inc.	5,417	406,654
Ecolab Inc.	1,802	355,787
International Flavors & Fragrances Inc.	647	93,873
PPG Industries Inc.	1,659	193,622
The Sherwin-Williams Co.	563	258,017

		1,459,119

Specialty Stores - 0.2%
Tiffany & Co.	704	65,922
Tractor Supply Co.	837	91,066
Ulta Salon Cosmetics & Fragrance Inc. (a)	400	138,756

		295,744

Steel - 0.1%
Nucor Corp.	2,259	124,471

Systems Software - 4.9%
Fortinet Inc. (a)	1,100	84,513
Microsoft Corp.	54,752	7,334,578
Oracle Corp.	17,413	992,018
Red Hat Inc. (a)	1,300	244,088
Symantec Corp.	4,672	101,663

		8,756,860

	Number of Shares	Fair Value $
Technology Hardware, Storage & Peripherals - 3.9%
Apple Inc.	31,360	6,206,771
Hewlett Packard Enterprise Co.	9,619	143,804
HP Inc.	11,254	233,971
NetApp Inc.	1,870	115,379
Seagate Technology PLC	1,732	81,612
Western Digital Corp.	2,077	98,761
Xerox Corp.	1,211	42,882

		6,923,180

Tobacco - 0.8%
Altria Group Inc.	13,339	631,602
Philip Morris International Inc.	11,037	866,735

		1,498,337

Trading Companies & Distributors - 0.2%
Fastenal Co.	3,900	127,101
United Rentals Inc. (a)	564	74,803
WW Grainger Inc.	282	75,641

		277,545

Trucking - 0.0%*
JB Hunt Transport Services Inc.	720	65,815

Water Utilities - 0.1%
American Water Works Company Inc.	1,200	139,200

Total Common Stock (Cost $68,089,768)		174,787,931

Short-Term Investments - 1.3%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.35% (Cost $2,309,185) (b)(d)(e)	2,309,185	2,309,185

Total Investments (Cost $70,398,953)		177,097,116

Other Assets and Liabilities, net - 0.0%*		82,311

NET ASSETS - 100.0%		177,179,427

Other Information:

The Fund had the following long futures contracts open at June 30, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation

S&P 500 E-mini Index Futures	September 2019	17	$2,462,067	$2,502,531	$40,464

During the period ended June 30, 2019, average notional value related to long futures contracts was $2,583,432.

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street S&P 500 Index V.I.S. Fund	11

State Street S&P 500 Index V.I.S. Fund

Notes to Schedule of Investments — June 30, 2019 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At June 30, 2019, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(d)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(e)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2019.
*	Less than 0.05%.

Abbreviations:

REIT - Real Estate Investment Trust

The following table represents the Fund’s investments measured at fair value on a recurring basis at June 30, 2019.

Investments	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stock	$174,787,931	$—	$—	$174,787,931
Short-Term Investments	2,309,185	—	—	2,309,185

Total Investments in Securities	$177,097,116	$—	$—	$177,097,116

Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$40,464	$—	$—	$40,464

Affiliate Table

	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
State Street Corp.	2,911	$183,597	$—	$20,585	$(661)	$(15,978)	2,611	$146,373	$2,595
State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,781,046	1,781,046	11,366,801	10,838,662	—	—	2,309,185	2,309,185	25,998

TOTAL		$1,964,643	$11,366,801	$10,859,247	$(661)	$(15,978)		$2,455,558	$28,593

See Notes to Schedule of Investments and Notes to Financial Statements.

12	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/19†		12/31/18	12/31/17	12/31/16		12/31/15*		12/31/14*
Inception date									4/15/85

Net asset value, beginning of period	$38.13		$44.09	$38.22	$36.16		$36.60		$32.83

Income/(loss) from investment operations:
Net investment income	0.37	(a)	0.74 (a)	0.71 (a)	0.72		0.69		0.61
Net realized and unrealized gains/(losses) on investments	6.62		(2.86)	7.52	3.49		(0.28)		3.76

Total income/(loss) from investment operations	6.99		(2.12)	8.23	4.21		0.41		4.37

Less distributions from:
Net investment income	—		0.80	0.79	0.73		0.85		0.60
Net realized gains	—		3.04	1.57	1.42		—		—

Total distributions	—		3.84	2.36	2.15		0.85		0.60

Net asset value, end of period	$45.12		$38.13	$44.09	$38.22		$36.16		$36.60

Total Return(b)	18.33%		(4.73)%	21.50%	11.61%		1.07%		13.28%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$177,179		$160,902	$194,117	$180,761		$179,395		$203,262

Ratios to average net assets:
Net expenses	0.34	%**	0.33%	0.32%	0.34	%(d)	0.37	%(d)	0.41	%(c)(d)
Gross expenses	0.34	%**	0.33%	0.32%	0.37%		0.42%		0.46%
Net investment income	1.73	%**	1.62%	1.69%	1.86%		1.72%		1.65%
Portfolio turnover rate	0	%††	2%	2%	2%		2%		2%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
(d)	Reflects a contractual arrangement with GE Asset Management Incorporated, the Fund’s investment adviser and administrator prior to July 1, 2016, to limit the advisory and administrative fee charged to the Fund to 0.30% of the average daily net assets of the Fund.
†	Unaudited.
††	Rounds to less than 1%.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	13

State Street S&P 500 Index V.I.S. Fund

Statements of Assets and Liabilities — June 30, 2019 (Unaudited)

Assets

Investments in securities, at fair value (cost $67,942,621)	$174,641,558
Investments in affiliated securities, at fair value (cost $147,147)	146,373
Short-term affiliated investments, at fair value	2,309,185
Cash	1,391
Cash collateral on deposit with broker for future contracts	92,990
Income receivables	143,737
Receivable for fund shares sold	4,964
Income receivable from affiliated investments	4,526
Receivable for accumulated variation margin on futures contracts	40,503

Total assets	177,385,227

Liabilities
Payable for investments purchased	96,427
Payable for fund shares redeemed	44,405
Payable to the Adviser	35,750
Payable for custody, fund accounting and sub-administration fees	5,512
Accrued other expenses	23,706

Total liabilities	205,800

Net Assets	$177,179,427

Net Assets Consist of:
Capital paid in	$66,479,507
Total distributable earnings (loss)	110,699,920

Net Assets	$177,179,427

Shares outstanding ($0.01 par value; unlimited shares authorized)	3,926,647
Net asset value per share	$45.12

The accompanying Notes are an integral part of these financial statements.

14	Statements of Assets and Liabilities

State Street S&P 500 Index V.I.S. Fund

Statements of Operations — For the period ended June 30, 2019 (Unaudited)

Investment Income

Income
Dividend	$1,758,230
Income from affiliated investments	28,593

Total income	1,786,823

Expenses
Advisory and administration fees	215,563
Directors’ fees	11,119
Custody, fund accounting and sub-administration fees	19,674
Professional fees	25,316
Printing and shareholder reports	12,676
Other expenses	10,704

Total Expenses	295,052

Net investment income	$1,491,771

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$5,860,000
Affiliated investments	(661)
Futures	269,027
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	21,102,549
Affiliated investments	(15,978)
Futures	130,595

Net realized and unrealized gain (loss) on investments	27,345,532

Net Increase in Net Assets Resulting from Operations	$28,837,303

The accompanying Notes are an integral part of these financial statements.

Statements of Operations	15

State Street S&P 500 Index V.I.S. Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019*	Year Ended December 31, 2018

Increase (Decrease) in Net Assets

Operations:
Net investment income	$1,491,771	$3,026,780
Net realized gain (loss) on investments and futures	6,128,366	13,212,356
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	21,217,166	(23,393,093)

Net increase (decrease) from operations	28,837,303	(7,153,957)

Distributions to shareholders:
Total distributions	—	(14,751,301)

Increase (decrease) in assets from operations and distributions	28,837,303	(21,905,258)

Share transactions:
Proceeds from sale of shares	1,418,863	2,837,356
Value of distributions reinvested	—	14,751,301
Cost of shares redeemed	(13,979,010)	(28,898,496)

Net increase (decrease) from share transactions	(12,560,147)	(11,309,839)

Total increase (decrease) in net assets	16,277,156	(33,215,097)

Net Assets
Beginning of period	160,902,271	194,117,368

End of period	$177,179,427	$160,902,271

Changes in Fund Shares
Shares sold	33,356	61,494
Issued for distributions reinvested	—	389,731
Shares redeemed	(326,824)	(634,062)

Net decrease in fund shares	(293,468)	(182,837)

*	Unaudited.

The accompanying Notes are an integral part of these financial statements.

16	Statements of Changes in Net Assets

State Street S&P 500 Index V.I.S. Fund

Notes to Financial Statements — June 30, 2019 (Unaudited)

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund (the “Fund”), State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

Notes to Financial Statements	17

State Street S&P 500 Index V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2019 (Unaudited)

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019 is disclosed in the Fund’s Schedule of Investments.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Distributions  The Fund declares and pays any dividends from net investment income annually.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Derivative Financial Instruments

Futures Contracts  The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

18	Notes to Financial Statements

State Street S&P 500 Index V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2019 (Unaudited)

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the period ended June 30, 2019, the Fund entered into futures contracts for cash equitization.

The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2019 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$—	$—	$—	$40,503	$—	$40,503

Realized Gain/Loss

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$—	$—	$—	$269,027	$—	$269,027

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$—	$—	$—	$130,595	$—	$130,595

4.	Fees and Transactions with Affiliates

Advisory Fee  SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.25%.

Custody, Fund Accounting and Sub-Administration Fees  State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.

Other Transactions with Affiliates  The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2019 are disclosed in the Schedule of Investments.

5.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

Notes to Financial Statements	19

State Street S&P 500 Index V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2019 (Unaudited)

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2019, were as follows:

Non-U.S. Government Securities
Purchases	Sales

$586,570	$11,676,676

7.	Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Under tax reform legislation commonly referred to as the Tax Cuts and Jobs Act (the “Tax Act”), a direct REIT shareholder is permitted to claim a 20% deduction for “qualified REIT dividends” (i.e., ordinary REIT dividends other than capital gain dividends and portions of REIT dividends designated as qualified dividend income). Originally, the Act did not contain a provision permitting a regulated investment company, such as the Fund, to pass through the special character of “qualified REIT dividends” to its shareholders. On January 18, 2019, the Treasury Department and IRS issued proposed regulations (the “Proposed Regulations”) that generally permit regulated investment companies, such as the Fund, to pass through “qualified REIT dividends” to its shareholders under Section 199A of the Internal Revenue Code.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$75,726,413	$110,350,582	$8,939,415	$101,411,167

8.	Line of Credit

The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless otherwise extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Fund had no outstanding loans as of June 30, 2019.

20	Notes to Financial Statements

State Street S&P 500 Index V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2019 (Unaudited)

9.	Risks

Concentration Risk  As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Market and Credit Risk  In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Notes to Financial Statements	21

State Street S&P 500 Index V.I.S. Fund

Other Information — June 30, 2019 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Fund’s website at http://www.ssga.com/geam, or (iii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Fund’s schedule of investments are available upon request, without charge, by calling 1-800-242-0134 and on the Fund’s website at http://www.ssga.com/geam.

22	Other Information

State Street S&P 500 Index V.I.S. Fund

Other Information — June 30, 2019 (Unaudited), continued

Director Considerations in Approving Continuation of Investment Advisory Agreement1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (commonly referred to as, the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met in person on April 10, 2019 and May 15, 2019, including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to State Street S&P 500 Index V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Directors, as well as the Directors who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Directors were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Agreement. Following the April 10, 2019 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 15, 2019 meeting. The Independent Directors considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:

¡

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2018, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

¡

Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

¡	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and

¡	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and

[1]

The Independent Directors have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.

Other Information	23

State Street S&P 500 Index V.I.S. Fund

Other Information — June 30, 2019 (Unaudited), continued

•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Fund.

Information about the Adviser

•	Reports detailing the financial results and condition of SSGA FM and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;

•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;

•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;

•

A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);

•

Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;

•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;

•

Draft responses to a letter from independent legal counsel to the Independent Directors (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:

¡

SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2018; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2018;

¡	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and

¡

State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;

•

Information from SSGA FM, State Street and the Distributor with respect to the Fund providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 15, 2019;

24	Other Information

State Street S&P 500 Index V.I.S. Fund

Other Information — June 30, 2019 (Unaudited), continued

•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.

The Independent Directors were assisted throughout the contract review process by their Independent Counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 15, 2019 the Board, including a majority of the Independent Directors, voted to approve the continuation of the Agreement effective June 1, 2019, for an additional year with respect to the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.

Fund Performance

The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2018. For purposes of these comparisons the Independent Directors relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:

State Street S&P 500 Index V.I.S. Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1-, 3- and 5-year periods and below its Lipper Index for the 1-year period. The Board also considered that the Fund’s performance was equal to the median of the Performance Group for the 10-year period and the median of the Performance Universe for the 1-year period. The Board also considered that the Fund’s performance was above the median of the Performance Universe for the 3-, 5- and 10-year periods and above the Lipper Index for the 3-, 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance.

Other Information	25

State Street S&P 500 Index V.I.S. Fund

Other Information — June 30, 2019 (Unaudited), continued

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable. Among other information, the Board considered the following expense information in its evaluation of the Fund:

State Street S&P 500 Index V.I.S. Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe. The Board considered management’s discussion of the Fund’s expenses.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, including soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.

The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.

Conclusions

In reaching its decision to approve the Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Agreement.

Further, based upon its review of the Agreement, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

26	Other Information

Directors

Michael F. Holland, Co-Chairperson

Patrick J. Riley, Co-Chairperson

John R. Costantino

Donna M. Rapaccioli

Michael A. Jessee

Richard D. Shirk

Rina K. Spence

Jeanne M. La Porta

Ellen M. Needham

Officers

Jeanne M. La Porta, President

Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer

Sean O’Malley, Chief Legal Officer

Bruce S. Rosenberg, Treasurer

Ann M. Carpenter, Vice President and Deputy Treasurer

Chad C. Hallett, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Andrew DeLorme, Secretary

James Goundrey, Assistant Secretary

Kevin Morris, Assistant Secretary

David Urman, Assistant Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Semi-Annual Report

June 30, 2019

State Street Small-Cap Equity V.I.S. Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a Fund’s website (www.ssga.com/geam), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge. To do so, contact your Insurance Provider. Your election to receive reports in paper will apply to all funds held in your account.

State Street Small-Cap Equity V.I.S. Fund

Semi-Annual Report

June 30, 2019 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street Small-Cap Equity V.I.S. Fund

Fund Information — June 30, 2019 (Unaudited)

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Sector Allocation

Portfolio Composition as a % of Fair Value of $33,584 (in thousands) as of June 30, 2019 (a)(b)

Top Ten Largest Holdings

as of June 30, 2019 (as a % of Fair Value) (a)(b)

Sensient Technologies Corp.	1.12%

Dycom Industries Inc.	1.10%

John Wiley & Sons Inc., Class A	1.04%

The Timken Co.	1.03%

Darling Ingredients Inc.	1.03%

Ritchie Bros Auctioneers Inc.	1.00%

The Brink’s Co.	0.99%

Blackbaud Inc.	0.98%

Blackline Inc.	0.96%

Koppers Holdings Inc.	0.93%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

State Street Small-Cap Equity V.I.S. Fund	1

State Street Small-Cap Equity V.I.S. Fund

Understanding Your Fund’s Expenses — June 30, 2019 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2019.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the beginning of the period January 1, 2019	$1,000.00	$1,000.00
Account value at the end of the period June 30, 2019	$1,177.90	$1,018.55
Expenses paid during the period*	$6.80	$6.31

*

Expenses are equal to the Fund’s annualized expense ratio of 1.26% (for the period January 1, 2019-June 30, 2019), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments — June 30, 2019 (Unaudited)

	Number of Shares	Fair Value $

Common Stock - 93.4%†
Aerospace & Defense - 0.8%
Astronics Corp. (a)	626	25,178
Teledyne Technologies Inc. (a)	858	234,980

		260,158

Agricultural & Farm Machinery - 0.7%
AGCO Corp.	3,038	235,658

Agricultural Products - 1.0%
Darling Ingredients Inc. (a)	17,300	344,097

Air Freight & Logistics - 0.2%
Echo Global Logistics Inc. (a)	911	19,013
Forward Air Corp.	448	26,499
Hub Group Inc., Class A (a)	552	23,173

		68,685

Airlines - 0.0%*
Hawaiian Holdings Inc.	404	11,082

Apparel Retail - 0.6%
American Eagle Outfitters Inc.	2,608	44,075
Burlington Stores Inc. (a)	488	83,033
Chico’s FAS Inc.	3,639	12,263
The Buckle Inc.	3,786	65,536

		204,907

Apparel, Accessories & Luxury Goods - 0.3%
G-III Apparel Group Ltd. (a)	3,659	107,648

Application Software - 6.9%
ACI Worldwide Inc. (a)	6,365	218,574
Altair Engineering Inc., Class A (a)	1,571	63,453
Blackbaud Inc.	3,949	329,741
Blackline Inc. (a)	6,033	322,826
Cornerstone OnDemand Inc. (a)	2,822	163,478
Envestnet Inc. (a)	1,950	133,321
Fair Isaac Corp. (a)	127	39,881
LogMeIn Inc.	1,775	130,782
New Relic Inc. (a)	2,405	208,057
Paylocity Holding Corp. (a)	321	30,116
Q2 Holdings Inc. (a)	3,150	240,534
RealPage Inc. (a)	2,209	130,000
Upland Software Inc. (a)	543	24,723
Verint Systems Inc. (a)	660	35,495
Yext Inc. (a)	10,750	215,967
Zix Corp. (a)	4,753	43,205

		2,330,153

Asset Management & Custody Banks - 0.2%
BrightSphere Investment Group PLC	1,307	14,913

	Number of Shares	Fair Value $
Cohen & Steers Inc.	729	37,500

		52,413

Auto Parts & Equipment - 0.5%
Dorman Products Inc. (a)	207	18,038
Gentherm Inc. (a)	194	8,115
LCI Industries	403	36,270
Modine Manufacturing Co. (a)	1,141	16,328
Standard Motor Products Inc.	1,446	65,561
Tower International Inc.	678	13,221

		157,533

Automobile Manufacturers - 0.7%
Thor Industries Inc.	3,901	228,014
Winnebago Industries Inc.	433	16,735

		244,749

Automotive Retail - 1.4%
America’s Car-Mart Inc. (a)	432	37,187
Group 1 Automotive Inc.	2,210	180,977
Monro Inc.	858	73,187
Murphy USA Inc. (a)	2,240	188,227

		479,578

Biotechnology - 0.9%
Genomic Health Inc. (a)	296	17,218
Heron Therapeutics Inc. (a)	2,987	55,528
Repligen Corp. (a)	2,587	222,353

		295,099

Brewers - 0.4%
The Boston Beer Company Inc., Class A (a)	325	122,772

Building Products - 0.5%
American Woodmark Corp. (a)	248	20,986
Apogee Enterprises Inc.	508	22,067
Builders FirstSource Inc. (a)	1,166	19,659
Continental Building Products Inc. (a)	524	13,923
Cornerstone Building Brands Inc. (a)	1,145	6,675
CSW Industrials Inc.	265	18,060
Masonite International Corp. (a)	178	9,377
Patrick Industries Inc. (a)	359	17,659
Universal Forest Products Inc.	1,271	48,374

		176,780

Coal & Consumable Fuels - 0.0%*
CONSOL Energy Inc. (a)	483	12,853

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Small-Cap Equity V.I.S. Fund	3

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Number of Shares	Fair Value $

Commercial Printing - 0.0%*
Deluxe Corp.	315	12,808

Commodity Chemicals - 1.0%
AdvanSix Inc. (a)	795	19,422
Koppers Holdings Inc. (a)	10,656	312,860
Trinseo S.A.	485	20,535

		352,817

Communications Equipment - 0.5%
ADTRAN Inc.	654	9,973
Ciena Corp. (a)	383	15,753
Extreme Networks Inc. (a)	6,474	41,887
Lumentum Holdings Inc. (a)	640	34,182
NETGEAR Inc. (a)	693	17,526
NetScout Systems Inc. (a)	653	16,580
Plantronics Inc.	1,125	41,670

		177,571

Construction & Engineering - 1.8%
Aegion Corp. (a)	11,845	217,948
Dycom Industries Inc. (a)	6,266	368,879
EMCOR Group Inc.	270	23,787

		610,614

Construction Machinery & Heavy Trucks - 1.0%
Alamo Group Inc.	415	41,471
Astec Industries Inc.	573	18,657
The Greenbrier Companies Inc.	730	22,192
Trinity Industries Inc.	10,346	214,679
Wabash National Corp.	2,045	33,272

		330,271

Construction Materials - 0.1%
Eagle Materials Inc.	251	23,268
Summit Materials Inc., Class A (a)	1,253	24,120

		47,388

Consumer Electronics - 0.0%*
Turtle Beach Corp. (a)	975	11,271

Consumer Finance - 0.2%
Enova International Inc. (a)	1,940	44,717
Green Dot Corp., Class A (a)	257	12,567

		57,284

Data Processing & Outsourced Services - 1.7%
Broadridge Financial Solutions Inc.	1,459	186,285
Cass Information Systems Inc.	150	7,272
CoreLogic Inc. (a)	3,715	155,399

	Number of Shares	Fair Value $
CSG Systems International Inc.	1,669	81,497
EVERTEC Inc.	1,216	39,763
MAXIMUS Inc.	315	22,850
NIC Inc.	4,602	73,816

		566,882

Distillers & Vintners - 0.5%
MGP Ingredients Inc.	2,580	171,080

Distributors - 0.4%
LKQ Corp. (a)	5,371	142,922

Diversified Metals & Mining - 0.4%
Compass Minerals International Inc.	1,857	102,042
Materion Corp.	456	30,922

		132,964

Diversified REITs - 0.2%
American Assets Trust Inc.	810	38,167
Essential Properties Realty Trust Inc.	1,021	20,461

		58,628

Diversified Support Services - 1.5%
Healthcare Services Group Inc.	4,417	133,924
Ritchie Bros Auctioneers Inc.	10,131	336,552
UniFirst Corp.	220	41,485

		511,961

Education Services - 0.4%
K12 Inc. (a)	4,847	147,397

Electric Utilities - 0.9%
ALLETE Inc.	363	30,205
IDACORP Inc.	2,719	273,069

		303,274

Electrical Components & Equipment - 0.4%
Atkore International Group Inc. (a)	735	19,014
EnerSys	143	9,796
Generac Holdings Inc. (a)	622	43,173
GrafTech International Ltd.	1,321	15,192
Regal Beloit Corp.	533	43,551

		130,726

Electronic Components - 1.2%
Belden Inc.	4,397	261,929
Littelfuse Inc.	881	155,858

		417,787

See Notes to Schedule of Investments and Notes to Financial Statements.

4	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Number of Shares	Fair Value $

Electronic Equipment & Instruments - 0.8%
National Instruments Corp.	2,460	103,295
Zebra Technologies Corp., Class A (a)	754	157,956

		261,251

Electronic Manufacturing Services - 0.3%
KEMET Corp.	1,018	19,149
Methode Electronics Inc.	997	28,484
Plexus Corp. (a)	616	35,956
TTM Technologies Inc. (a)	2,784	28,397

		111,986

Environmental & Facilities Services - 0.8%
Clean Harbors Inc. (a)	3,889	276,508

Food Distributors - 0.6%
Performance Food Group Co. (a)	4,168	166,845
SpartanNash Co.	3,420	39,911

		206,756

Food Retail - 0.1%
Casey’s General Stores Inc.	154	24,022
Sprouts Farmers Market Inc. (a)	1,166	22,026

		46,048

Footwear - 0.8%
Deckers Outdoor Corp. (a)	694	122,123
Wolverine World Wide Inc.	5,400	148,716

		270,839

Forest Products - 0.1%
Boise Cascade Co.	726	20,408

Gas Utilities - 0.3%
Chesapeake Utilities Corp.	210	19,954
South Jersey Industries Inc.	1,231	41,522
Spire Inc.	451	37,848

		99,324

Health Care REITs - 0.2%
CareTrust REIT Inc.	1,311	31,176
Physicians Realty Trust	1,996	34,810

		65,986

Healthcare Equipment - 5.2%
Cantel Medical Corp.	1,740	140,314
Cardiovascular Systems Inc. (a)	4,840	207,781
CONMED Corp.	3,240	277,247
Hill-Rom Holdings Inc.	2,513	262,910
Insulet Corp. (a)	1,150	137,287
Integer Holdings Corp. (a)	242	20,309

	Number of Shares	Fair Value $
Integra LifeSciences Holdings Corp. (a)	5,400	301,590
IntriCon Corp. (a)	2,098	49,009
LeMaitre Vascular Inc.	760	21,265
LivaNova PLC (a)	266	19,141
Masimo Corp. (a)	700	104,174
NuVasive Inc. (a)	2,140	125,276
Orthofix Medical Inc. (a)	406	21,469
Penumbra Inc. (a)	425	68,000

		1,755,772

Healthcare Facilities - 0.5%
Acadia Healthcare Company Inc. (a)	3,025	105,724
Select Medical Holdings Corp. (a)	1,423	22,583
Tenet Healthcare Corp. (a)	432	8,925
The Ensign Group Inc.	415	23,622

		160,854

Healthcare Services - 1.0%
Amedisys Inc. (a)	182	22,097
AMN Healthcare Services Inc. (a)	1,124	60,977
BioTelemetry Inc. (a)	1,976	95,144
Chemed Corp.	85	30,671
MEDNAX Inc. (a)	4,567	115,226
R1 RCM Inc. (a)	1,724	21,688

		345,803

Healthcare Supplies - 1.1%
Avanos Medical Inc. (a)	5,445	237,456
Endologix Inc. (a)	3,604	26,093
ICU Medical Inc. (a)	106	26,703
Lantheus Holdings Inc. (a)	1,345	38,064
Merit Medical Systems Inc. (a)	474	28,231
Quidel Corp. (a)	472	27,999

		384,546

Healthcare Technology - 1.9%
Computer Programs & Systems Inc.	629	17,480
HMS Holdings Corp. (a)	6,600	213,774
Medidata Solutions Inc. (a)	2,275	205,910
NextGen Healthcare Inc. (a)	724	14,408
Omnicell Inc. (a)	506	43,531
Teladoc Health Inc. (a)	2,025	134,480

		629,583

Home Building - 0.4%
Cavco Industries Inc. (a)	75	11,815
LGI Homes Inc. (a)	478	34,144
Skyline Champion Corp. (a)	1,466	40,139
TopBuild Corp. (a)	666	55,118

		141,216

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Small-Cap Equity V.I.S. Fund	5

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Number of Shares	Fair Value $

Home Furnishing Retail - 0.8%
Aaron’s Inc.	3,741	229,735
RH (a)	273	31,559

		261,294

Hotel & Resort REITs - 0.5%
Chatham Lodging Trust	189	3,567
Pebblebrook Hotel Trust	1,128	31,787
RLJ Lodging Trust	7,033	124,765

		160,119

Hotels, Resorts & Cruise Lines - 1.0%
Extended Stay America Inc.	18,109	305,861
Hilton Grand Vacations Inc. (a)	543	17,278

		323,139

Household Appliances - 0.4%
Helen of Troy Ltd. (a)	905	118,184

Human Resource & Employment Services - 0.6%
ASGN Inc. (a)	447	27,088
Barrett Business Services Inc.	179	14,785
Heidrick & Struggles International Inc.	448	13,427
Insperity Inc.	622	75,971
Kforce Inc.	966	33,897
Korn Ferry	493	19,755

		184,923

Hypermarkets & Super Centers - 0.1%
BJ’s Wholesale Club Holdings Inc. (a)	941	24,842

Industrial Machinery - 7.8%
Actuant Corp., Class A	10,126	251,226
Altra Industrial Motion Corp.	5,824	208,965
Barnes Group Inc.	5,522	311,109
Crane Co.	2,596	216,610
Evoqua Water Technologies Corp. (a)	2,950	42,008
Franklin Electric Company Inc.	353	16,768
Harsco Corp. (a)	594	16,299
Hillenbrand Inc.	489	19,350
John Bean Technologies Corp.	2,250	272,542
Kennametal Inc.	513	18,976
LB Foster Co., Class A (a)	996	27,231
Lydall Inc. (a)	2,515	50,803
Mueller Industries Inc.	4,503	131,803
Standex International Corp.	1,615	118,121
The Timken Co.	6,729	345,467
TriMas Corp. (a)	2,400	74,328

	Number of Shares	Fair Value $
Watts Water Technologies Inc., Class A	1,407	131,104
Welbilt Inc. (a)	14,400	240,480
Woodward Inc.	1,167	132,058

		2,625,248

Industrial REITs - 0.6%
EastGroup Properties Inc.	1,323	153,442
Monmouth Real Estate Investment Corp.	2,456	33,279
Rexford Industrial Realty Inc.	579	23,374

		210,095

Interactive Home Entertainment - 0.1%
Glu Mobile Inc. (a)	2,997	21,518

Internet & Direct Marketing Retail - 0.1%
1-800-Flowers.com Inc., Class A (a)	1,274	24,053

Internet Services & Infrastructure - 0.1%
Carbonite Inc. (a)	1,144	29,790

Investment Banking & Brokerage - 0.9%
Evercore Inc., Class A	233	20,637
Greenhill & Company Inc.	906	12,313
Houlihan Lokey Inc.	798	35,535
Piper Jaffray Cos.	515	38,249
Raymond James Financial Inc.	1,697	143,481
Stifel Financial Corp.	624	36,853

		287,068

IT Consulting & Other Services - 0.1%
Perficient Inc. (a)	827	28,383

Leisure Products - 0.7%
Malibu Boats Inc., Class A (a)	628	24,398
MasterCraft Boat Holdings Inc. (a)	986	19,315
Polaris Industries Inc.	2,230	203,443

		247,156

Life & Health Insurance - 0.1%
Trupanion Inc. (a)	1,332	48,125

Life Sciences Tools & Services - 1.9%
Bruker Corp.	3,945	197,053
ICON PLC (a)	1,308	201,393
Medpace Holdings Inc. (a)	448	29,308
PRA Health Sciences Inc. (a)	363	35,991
Syneos Health Inc. (a)	3,532	180,450

		644,195

See Notes to Schedule of Investments and Notes to Financial Statements.

6	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Number of Shares	Fair Value $

Managed Healthcare - 0.1%
Magellan Health Inc. (a)	269	19,968

Marine - 0.1%
Matson Inc.	625	24,281

Multi-Line Insurance - 0.4%
Horace Mann Educators Corp.	2,595	104,552
National General Holdings Corp.	807	18,513

		123,065

Multi-Utilities - 0.2%
Black Hills Corp.	640	50,029

Office REITs - 0.8%
Brandywine Realty Trust	1,999	28,626
Corporate Office Properties Trust	966	25,473
Cousins Properties Inc.	5,467	197,741
Easterly Government Properties Inc.	1,480	26,803

		278,643

Office Services & Supplies - 1.1%
Herman Miller Inc.	538	24,049
HNI Corp.	480	16,982
Knoll Inc.	691	15,879
MSA Safety Inc.	2,761	290,982
Steelcase Inc., Class A	1,701	29,087

		376,979

Oil & Gas Drilling - 0.0%*
Nabors Industries Ltd.	3,783	10,971

Oil & Gas Equipment & Services - 0.7%
Keane Group Inc. (a)	689	4,630
Natural Gas Services Group Inc. (a)	1,010	16,665
Oil States International Inc. (a)	7,840	143,472
ProPetro Holding Corp. (a)	3,141	65,019

		229,786

Oil & Gas Exploration & Production - 1.3%
Callon Petroleum Co. (a)	4,780	31,500
Carrizo Oil & Gas Inc. (a)	7,826	78,417
Encana Corp.	30,013	153,967
Gulfport Energy Corp. (a)	2,332	11,450
Oasis Petroleum Inc. (a)	1,484	8,429
PDC Energy Inc. (a)	837	30,182
Range Resources Corp.	2,764	19,293
SM Energy Co.	6,418	80,353
SRC Energy Inc. (a)	3,754	18,620

		432,211

	Number of Shares	Fair Value $
Oil & Gas Refining & Marketing - 0.1%
Delek US Holdings Inc.	818	33,145

Packaged Foods & Meats - 3.8%
B&G Foods Inc.	6,575	136,760
Calavo Growers Inc.	168	16,252
Freshpet Inc. (a)	1,700	77,367
Hostess Brands Inc. (a)	19,675	284,107
J&J Snack Foods Corp.	375	60,356
John B Sanfilippo & Son Inc.	189	15,062
Lancaster Colony Corp.	500	74,300
Sanderson Farms Inc.	2,085	284,728
The Simply Good Foods Co. (a)	5,850	140,868
TreeHouse Foods Inc. (a)	3,510	189,891

		1,279,691

Paper Products - 0.1%
Neenah Inc.	412	27,830
Verso Corp., Class A (a)	797	15,183

		43,013

Personal Products - 0.5%
elf Beauty Inc. (a)	7,665	108,077
Medifast Inc.	178	22,837
USANA Health Sciences Inc. (a)	309	24,544

		155,458

Pharmaceuticals - 2.1%
ANI Pharmaceuticals Inc. (a)	404	33,209
Assertio Therapeutics Inc. (a)	2,242	7,735
Catalent Inc. (a)	4,262	231,043
Collegium Pharmaceutical Inc. (a)	1,098	14,439
Endo International PLC (a)	1,166	4,804
Horizon Therapeutics PLC (a)	1,435	34,526
Phibro Animal Health Corp., Class A	628	19,951
Prestige Consumer Healthcare Inc. (a)	7,103	225,023
Supernus Pharmaceuticals Inc. (a)	4,088	135,272

		706,002

Property & Casualty Insurance - 1.9%
AMERISAFE Inc.	1,855	118,293
Argo Group International Holdings Ltd.	3,618	267,913
James River Group Holdings Ltd.	2,150	100,835
RLI Corp.	1,581	135,507
Selective Insurance Group Inc.	139	10,410

		632,958

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Small-Cap Equity V.I.S. Fund	7

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Number of Shares	Fair Value $

Publishing - 1.0%
John Wiley & Sons Inc., Class A	7,649	350,783

Railroads - 0.6%
Genesee & Wyoming Inc., Class A (a)	2,176	217,600

Regional Banks - 8.3%
1st Source Corp.	576	26,726
Atlantic Union Bankshares Corp.	1,033	36,496
BankUnited Inc.	535	18,051
Banner Corp.	830	44,944
Bryn Mawr Bank Corp.	2,125	79,305
Camden National Corp.	537	24,632
Chemical Financial Corp.	878	36,095
Columbia Banking System Inc.	902	32,634
Community Bank System Inc.	1,825	120,158
Cullen/Frost Bankers Inc.	1,413	132,342
CVB Financial Corp.	5,050	106,201
Enterprise Financial Services Corp.	942	39,187
Equity Bancshares Inc., Class A (a)	995	26,527
First Interstate BancSystem Inc., Class A	937	37,115
Franklin Financial Network Inc.	646	17,998
Fulton Financial Corp.	7,970	130,469
German American Bancorp Inc.	2,400	72,288
Hancock Whitney Corp.	658	26,359
Home BancShares Inc.	1,368	26,348
IBERIABANK Corp.	2,128	161,409
Independent Bank Corp.	2,425	184,664
Investors Bancorp Inc.	1,638	18,264
Lakeland Financial Corp.	387	18,123
LegacyTexas Financial Group Inc.	458	18,645
Origin Bancorp Inc.	650	21,450
Pinnacle Financial Partners Inc.	687	39,489
Prosperity Bancshares Inc.	4,175	275,759
Renasant Corp.	5,240	188,326
Sandy Spring Bancorp Inc.	844	29,439
Simmons First National Corp., Class A	932	21,678
Stock Yards Bancorp Inc.	1,990	71,938
UMB Financial Corp.	3,420	225,104
United Community Banks Inc.	1,277	36,471
Valley National Bancorp	860	9,271
Washington Trust Bancorp Inc.	1,700	88,706
Westamerica Bancorporation	2,416	148,850
Western Alliance Bancorp (a)	3,595	160,768
Wintrust Financial Corp.	618	45,213

		2,797,442

	Number of Shares	Fair Value $
Research & Consulting Services - 0.3%
Resources Connection Inc.	7,229	115,736

Residential REITs - 0.1%
NexPoint Residential Trust Inc.	428	17,719

Restaurants - 0.9%
BJ’s Restaurants Inc.	553	24,299
Bloomin’ Brands Inc.	448	8,472
Brinker International Inc.	504	19,832
Cracker Barrel Old Country Store Inc.	425	72,560
Dave & Buster’s Entertainment Inc.	359	14,529
Ruth’s Hospitality Group Inc.	1,217	27,638
Texas Roadhouse Inc.	1,615	86,677
The Cheesecake Factory Inc.	1,395	60,989

		314,996

Retail REITs - 0.1%
Retail Opportunity Investments Corp.	2,050	35,116

Security & Alarm Services - 1.0%
The Brink’s Co.	4,089	331,945

Semiconductor Equipment - 0.4%
Advanced Energy Industries Inc. (a)	319	17,950
Ichor Holdings Ltd. (a)	1,474	34,846
Rudolph Technologies Inc. (a)	2,467	68,163

		120,959

Semiconductors - 0.6%
Diodes Inc. (a)	567	20,622
Semtech Corp. (a)	3,211	154,288
SMART Global Holdings Inc. (a)	1,327	30,508

		205,418

Soft Drinks - 0.2%
Cott Corp.	4,974	66,403

Specialized Consumer Services - 0.0%*
Weight Watchers International Inc. (a)	357	6,819

Specialized REITs - 0.6%
CoreSite Realty Corp.	827	95,245
National Storage Affiliates Trust	598	17,306
PotlatchDeltic Corp.	1,213	47,283
QTS Realty Trust Inc., Class A	390	18,010
The GEO Group Inc.	1,176	24,708

		202,552

See Notes to Schedule of Investments and Notes to Financial Statements.

8	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Number of Shares	Fair Value $

Specialty Chemicals - 4.5%
Chase Corp.	485	52,205
Ferro Corp. (a)	1,399	22,104
HB Fuller Co.	4,116	190,983
Ingevity Corp. (a)	2,218	233,267
Innospec Inc.	1,725	157,389
Minerals Technologies Inc.	461	24,668
PolyOne Corp.	5,023	157,672
PQ Group Holdings Inc. (a)	161	2,552
Quaker Chemical Corp.	632	128,220
Sensient Technologies Corp.	5,130	376,953
Stepan Co.	1,754	161,210

		1,507,223

Specialty Stores - 0.5%
Hudson Ltd., Class A (a)	977	13,473
MarineMax Inc. (a)	887	14,582
Sally Beauty Holdings Inc. (a)	10,948	146,046

		174,101

Steel - 0.3%
Carpenter Technology Corp.	679	32,579
Commercial Metals Co.	4,571	81,592

		114,171

Systems Software - 0.6%
Progress Software Corp.	693	30,229
Qualys Inc. (a)	1,400	121,912
Talend S.A. ADR (a)(b)	1,500	57,885

		210,026

Technology Distributors - 0.3%
Insight Enterprises Inc. (a)	448	26,074
SYNNEX Corp.	206	20,270
Tech Data Corp. (a)	466	48,744

		95,088

Technology Hardware, Storage & Peripherals - 0.6%
Pure Storage Inc., Class A (a)	14,300	218,361

	Number of Shares	Fair Value $
Thrifts & Mortgage Finance - 0.7%
Axos Financial Inc. (a)	876	23,871
Essent Group Ltd. (a)	558	26,220
HomeStreet Inc. (a)	1,040	30,826
Kearny Financial Corp.	646	8,585
NMI Holdings Inc., Class A (a)	1,076	30,548
WSFS Financial Corp.	2,787	115,103

		235,153

Tires & Rubber - 0.1%
Cooper Tire & Rubber Co.	1,311	41,362

Trading Companies & Distributors - 0.7%
Applied Industrial Technologies Inc.	3,092	190,251
BMC Stock Holdings Inc. (a)	897	19,016
GMS Inc. (a)	571	12,562
Herc Holdings Inc. (a)	667	30,569

		252,398

Trucking - 0.6%
ArcBest Corp.	448	12,593
Avis Budget Group Inc. (a)	538	18,916
Marten Transport Ltd.	1,200	21,780
Old Dominion Freight Line Inc.	699	104,333
Saia Inc. (a)	440	28,455

		186,077

Total Common Stock (Cost $24,604,800)		31,516,470

Short-Term Investments - 6.1%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.35% (Cost $2,067,502) (b)(c)(d)	2,067,502	2,067,502

Total Investments (Cost $26,672,302)		33,583,972

Other Assets and Liabilities, net - 0.5%		163,359

NET ASSETS - 100.0%		33,747,331

Other Information:

The Fund had the following long futures contracts open at June 30, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation

E-mini Russell 2000 Index Futures	September 2019	8	$615,738	$626,840	$11,102

During the period ended June 30, 2019, average notional value related to long futures contracts was $531,891.

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Small-Cap Equity V.I.S. Fund	9

State Street Small-Cap Equity V.I.S. Fund

Notes to Schedule of Investments — June 30, 2019 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At June 30, 2019, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2019.
*	Less than 0.05%.

Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2019:

Investments	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stock	$31,516,470	$—	$—	$31,516,470
Short-Term Investments	2,067,502	—	—	2,067,502

Total Investments in Securities	$33,583,972	$—	$—	$33,583,972

Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$11,102	$—	$—	$11,102

Affiliate Table

	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income

State Street Institutional U.S. Government Money Market Fund - Class G Shares	1,256,107	$1,256,107	$5,713,583	$4,902,188	2,067,502	$2,067,502	$21,259

See Notes to Schedule of Investments and Notes to Financial Statements.

10	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/19†		12/31/18		12/31/17		12/31/16	12/31/15*	12/31/14*
Inception date									4/28/00

Net asset value, beginning of period	$11.24		$14.73		$14.40		$12.20	$14.39	$16.26

Income/(loss) from investment operations:
Net investment loss	(0.00	)††(a)	(0.02	)(a)	(0.02	)(a)	(0.03)	(0.04)	(0.06)
Net realized and unrealized gains/(losses) on investments	2.00		(1.43)		1.86		2.93	(0.52)	0.67

Total income/(loss) from investment operations	2.00		(1.45)		1.84		2.90	(0.56)	0.61

Less distributions from:
Net investment income	—		—		—		—	—	—
Net realized gains	—		2.04		1.51		0.70	1.63	2.48

Total distributions	—		2.04		1.51		0.70	1.63	2.48

Net asset value, end of period	$13.24		$11.24		$14.73		$14.40	$12.20	$14.39

Total Return(b)	17.79%		(9.70)%		12.71%		23.77%	(4.12)%	3.77%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$33,747		$30,781		$40,711		$42,320	$38,359	$43,460

Ratios to average net assets:
Net expenses	1.26	%**	1.20%		1.25%		1.40%	1.36%	1.33	%(c)
Gross expenses	1.26	%**	1.20%		1.25%		1.40%	1.36%	1.33%
Net investment loss	(0.05	)%**	(0.13)%		(0.13)%		(0.22)%	(0.30)%	(0.35)%
Portfolio turnover rate	12%		33%		32%		36%	42%	37%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
†	Unaudited.
††	Rounds to less than $0.01.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	11

State Street Small-Cap Equity V.I.S. Fund

Statement of Assets and Liabilities — June 30, 2019 (Unaudited)

Assets
Investments in securities, at fair value (cost $24,604,800)	$31,516,470
Short-term affiliated investments, at fair value	2,067,502
Cash	978
Cash collateral on deposit with broker for future contracts	48,305
Receivable for investments sold	257,441
Income receivables	25,477
Income receivable from affiliated investments	4,237
Receivable for accumulated variation margin on futures contracts	11,120

Total assets	33,931,530

Liabilities
Payable for investments purchased	77,694
Payable for fund shares redeemed	52,173
Payable to the Adviser	25,736
Payable for custody, fund accounting and sub-administration fees	2,477
Accrued other expenses	26,119

Total liabilities	184,199

Net Assets	$33,747,331

Net Assets Consist of:
Capital paid in	$25,830,481
Total distributable earnings (loss)	7,916,850

Net Assets	$33,747,331

Shares outstanding ($0.01 par value; unlimited shares authorized)	2,548,756
Net asset value per share	$13.24

The accompanying Notes are an integral part of these financial statements.

12	Statement of Assets and Liabilities

State Street Small-Cap Equity V.I.S. Fund

Statement of Operations — For the period ended June 30, 2019 (Unaudited)

Investment Income
Income
Dividend	$181,563
Income from affiliated investments	21,259
Less: Foreign taxes withheld	(829)

Total income	201,993

Expenses
Advisory and administration fees	158,257
Directors’ fees	9,396
Custody, fund accounting and sub-administration fees	15,306
Professional fees	18,955
Other expenses	7,941

Total Expenses	209,855

Net investment loss	$(7,862)

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$1,200,026
Futures	48,803
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	4,126,862
Futures	29,284

Net realized and unrealized gain (loss) on investments	5,404,975

Net Increase in Net Assets Resulting from Operations	$5,397,113

The accompanying Notes are an integral part of these financial statements.

Statement of Operations	13

State Street Small-Cap Equity V.I.S. Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019•	Year Ended December 31, 2018

Increase (Decrease) in Net Assets

Operations:
Net investment loss	$(7,862)	$(46,009)
Net realized gain (loss) on investments and futures	1,248,829	4,440,893
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	4,156,146	(7,508,138)

Net increase (decrease) from operations	5,397,113	(3,113,254)

Distributions to shareholders:
Total distributions	—	(4,717,857)

Increase (decrease) in assets from operations and distributions	5,397,113	(7,831,111)

Share transactions:
Proceeds from sale of shares	114,475	513,653
Value of distributions reinvested	—	4,717,857
Cost of shares redeemed	(2,545,666)	(7,330,360)

Net increase (decrease) from share transactions	(2,431,191)	(2,098,850)

Total increase (decrease) in net assets	2,965,922	(9,929,961)

Net Assets
Beginning of period	30,781,409	40,711,370

End of period	$33,747,331	$30,781,409

Changes in Fund Shares
Shares sold	8,998	34,303
Issued for distributions reinvested	—	425,032
Shares redeemed	(199,732)	(482,858)

Net decrease in fund shares	(190,734)	(23,523)

•	Unaudited.

The accompanying Notes are an integral part of these financial statements.

14	Statements of Changes in Net Assets

State Street Small-Cap Equity V.I.S. Fund

Notes to Financial Statements — June 30, 2019 (Unaudited)

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund (the “Fund”), State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

Notes to Financial Statements	15

State Street Small-Cap Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2019 (Unaudited)

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019 is disclosed in the Fund’s Schedule of Investments.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Foreign Taxes  The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2019, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Distributions  The Fund declares and pays any dividends from net investment income annually.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Derivative Financial Instruments

Futures Contracts  The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum

16	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2019 (Unaudited)

initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the period ended June 30, 2019, the Fund entered into futures contracts for cash equitization.

The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2019 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Small-Cap Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$11,120	$—	$11,120

Realized Gain/Loss

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Small-Cap Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$48,803	$—	$48,803

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Small-Cap Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$29,284	$—	$29,284

4.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.95%.

Custody, Fund Accounting and Sub-Administration Fees  State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.

Other Transactions with Affiliates  The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2019 are disclosed in the Schedule of Investments.

Notes to Financial Statements	17

State Street Small-Cap Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2019 (Unaudited)

5.	Sub-Advisory Fees

Pursuant to investment sub-advisory agreements with SSGA FM, the assets of the Fund are allocated to and managed by each of the following sub-advisers: (i) Palisade Capital Management, L.L.C.; (ii) Champlain Investment Partners, LLC; (iii) GlobeFlex Capital, L.P.; (iv) Kennedy Capital Management, Inc.; and (v) SouthernSun Asset Management, LLC. SSGA FM is responsible for allocating the Fund’s assets among the sub-advisers in its discretion (“Allocated Assets”), and for managing the Fund’s cash position, while each sub-adviser is responsible for the day-to-day management of their portion of the Allocated Assets, under the general supervision and oversight of SSGA FM and the Board. For their services, SSGA FM pays each sub-adviser an investment sub-advisory fee, which is calculated as a percentage of the average daily net assets of the respective Allocated Assets that it manages.

6.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

7.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2019 were as follows:

Non-U.S. Government Securities
Purchases	Sales

$3,764,031	$7,131,619

8.	Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$28,397,173	$8,449,939	$3,252,038	$5,197,901

9.	Line of Credit

The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless otherwise extended or renewed.

18	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2019 (Unaudited)

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Fund had no outstanding loans as of June 30, 2019.

10.	Risks

Concentration Risk  As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Market and Credit Risk  In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Notes to Financial Statements	19

State Street Small-Cap Equity V.I.S. Fund

Other Information — June 30, 2019 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Fund’s website at http://www.ssga.com/geam, or (iii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Fund’s schedule of investments are available upon request, without charge, by calling 1-800-242-0134 and on the Fund’s website at http://www.ssga.com/geam.

20	Other Information

State Street Small-Cap Equity V.I.S. Fund

Other Information — June 30, 2019 (Unaudited), continued

Director Considerations in Approving Continuation of Investment Advisory and Sub-Advisory Agreements1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (commonly referred to as, the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met in person on April 10, 2019 and May 15, 2019, including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to State Street Small-Cap Equity V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), and the sub-advisory agreements (each, a “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) by and among SSGA FM, and the Company on behalf of the Fund, and each of Champlain Investment Partners, LLC, GlobeFlex Capital, L.P., Kennedy Capital Management, Inc., Palisade Capital Management, LLC and SouthernSun Asset Management, LLC (collectively, the “Sub-Advisers”). Prior to voting on the proposal, the Independent Directors, as well as the Directors who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and Sub-Advisers and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Directors were separately represented by counsel who are independent of the Adviser and Sub-Advisers in connection with their consideration of approval of the Agreements. Following the April 10, 2019 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 15, 2019 meeting. The Independent Directors considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:

¡

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2018, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

¡

Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

¡	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and

[1]

The Independent Directors have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory and sub-advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.

Other Information	21

State Street Small-Cap Equity V.I.S. Fund

Other Information — June 30, 2019 (Unaudited), continued

¡	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•

Comparative information concerning fees charged by the Adviser and Sub-Advisers for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and

•	Profitability analyses for (a) the Adviser and Sub-Advisers with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser and Sub-Advisers, including their investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Fund.

Information about the Adviser and Sub-Advisers

•	Reports detailing the financial results and condition of SSGA FM and its affiliates, as well as of the Sub-Advisers;

•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;

•	Information relating to compliance with and the administration of the Codes of Ethics adopted by the Adviser and Sub-Advisers;

•	Information about the Adviser’s and each Sub-Adviser’s proxy voting policies and procedures and information regarding the Adviser’s and each Sub-Adviser’s practices for overseeing proxy vendors;

•

Information concerning the resources devoted by the Adviser and Sub-Advisers to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;

•

A description of the adequacy and sophistication of the Adviser’s and Sub-Advisers’ technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;

•	A description of the business continuity and disaster recovery plans of the Adviser and Sub-Advisers; and

•	Information regarding the Adviser’s and Sub-Advisers’ risk management processes.

Other Relevant Information

•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);

•

Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;

•	Copies of the Advisory Agreement and Sub-Advisory Agreements and agreements with other service providers of the Fund;

•

Draft responses to a letter from independent legal counsel to the Independent Directors (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:

¡

SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2018; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2018;

22	Other Information

State Street Small-Cap Equity V.I.S. Fund

Other Information — June 30, 2019 (Unaudited), continued

¡	The Sub-Advisers, with respect to their operations relating to the Fund and their approximate profitability from such operations for the calendar year ended December 31, 2018;

¡	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and

¡

State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;

•

Information from SSGA FM, State Street, the Distributor and the Sub-Advisers with respect to the Fund providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 15, 2019;

•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser and Sub-Advisers, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser and Sub-Advisers relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.

The Independent Directors were assisted throughout the contract review process by their Independent Counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 15, 2019 the Board, including a majority of the Independent Directors, voted to approve the continuation of the Agreement effective June 1, 2019, for an additional year with respect to the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the Agreements, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and Sub-Advisers.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the Adviser’s process used for overseeing sub-advisers. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.

Other Information	23

State Street Small-Cap Equity V.I.S. Fund

Other Information — June 30, 2019 (Unaudited), continued

In connection with their consideration of the services provided by each of the Sub-Advisers, the Board considered each Sub-Adviser’s attributes relating to its investment philosophy oriented toward long-term performance, its process for selecting investments, its experienced professionals, access to significant technological resources and a favorable history and reputation. The Board also considered the review process undertaken by SSGA FM and SSGA FM’s favorable assessment of the nature and quality of the investment sub-advisory services provided by each Sub-Adviser to the Fund. The Board also considered the Fund’s multi-manager structure and how each Sub-Adviser’s approach to small-cap investing fits within the Fund’s overall strategy.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser and each Sub-Adviser can be expected to continue to provide high quality investment management and related services for the Fund.

Fund Performance

The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2018. For purposes of these comparisons the Independent Directors relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:

State Street Small-Cap Equity V.I.S. Fund. The Board considered that the Fund’s performance was above the median of its Performance Group for the 1-, 3- and 10-year periods and the median of the Performance Universe for the 1-, 3-, 5- and 10-year periods and above its Lipper Index for the 1-, 3-, 5- and 10-year periods. The Board also considered that the Fund’s performance was equal to the median of the Performance Group for the 5-year period. The Board took into account management’s discussion of the Fund’s performance.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, as well as the fees paid to each of the Sub-Advisers by the Adviser, which reduced the net management fees retained by the Adviser. The Board also reviewed (i) the allocation of the total advisory fees between SSGA FM and each Sub-Adviser, and (ii) the services required of SSGA FM to oversee the Sub-Advisers for those services. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser and Sub-Advisers to the fees charged and services provided to other clients of the Adviser and Sub-Advisers, including institutional accounts, as applicable. The Board also considered that the sub-advisory fees are paid by the Adviser out of its advisory fees it receives from the Fund and are not paid by the Fund. Among other information, the Board considered the following expense information in its evaluation of the Fund:

State Street Small-Cap Equity V.I.S. Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe. The Board considered management’s discussion of the Fund’s expenses.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser and Sub-Advisers, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates and the Sub-Advisers in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers and the Sub-Advisers in connection with their relationships with the Fund, including soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The

24	Other Information

State Street Small-Cap Equity V.I.S. Fund

Other Information — June 30, 2019 (Unaudited), continued

Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.

The Board concluded that the profitability of the Adviser and the Sub-Advisers with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time. The Board noted that the fees under the Sub-Advisory Agreements are paid by the Adviser out of the advisory fees that the Adviser receives under the Advisory Agreements. Therefore, the Board concluded that the potential for economies of scale in the Sub-Advisers’ management of the Fund is not a material factor to the approval of the Sub-Advisory Agreements.

Conclusions

In reaching its decision to approve the Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser and Sub-Advisers possess the capability and resources to perform the duties required of them under the respective Agreements.

Further, based upon its review of the Agreements, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement and Sub-Advisory Agreements are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement and Sub-Advisory Agreements are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

Other Information	25

Directors

Michael F. Holland, Co-Chairperson

Patrick J. Riley, Co-Chairperson

John R. Costantino

Donna M. Rapaccioli

Michael A. Jessee

Richard D. Shirk

Rina K. Spence

Jeanne M. La Porta

Ellen M. Needham

Officers

Jeanne M. La Porta, President

Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer

Sean O’Malley, Chief Legal Officer

Bruce S. Rosenberg, Treasurer

Ann M. Carpenter, Vice President and Deputy Treasurer

Chad C. Hallett, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Andrew DeLorme, Secretary

James Goundrey, Assistant Secretary

Kevin Morris, Assistant Secretary

David Urman, Assistant Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Semi-Annual Report

June 30, 2019

State Street U.S. Equity V.I.S. Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a Fund’s website (www.ssga.com/geam), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge. To do so, contact your Insurance Provider. Your election to receive reports in paper will apply to all funds held in your account.

State Street U.S. Equity V.I.S Fund

Semi-Annual Report

June 30, 2019 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street U.S. Equity V.I.S. Fund

Fund Information — June 30, 2019 (Unaudited)

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Sector Allocation

Portfolio Composition as a % of Fair Value of $26,129 (in thousands) as of June 30, 2019 (a)(b)

Top Ten Largest Holdings

as of June 30, 2019 (as a % of Fair Value) (a)(b)

Microsoft Corp.	5.00%

Amazon.com Inc.	3.70%

Visa Inc., Class A	3.35%

JPMorgan Chase & Co.	2.92%

Apple Inc.	2.64%

Alphabet Inc., Class A	2.35%

Merck & Company Inc.	2.29%

UnitedHealth Group Inc.	2.10%

Allergan PLC	2.04%

Applied Materials Inc.	2.03%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

State Street U.S. Equity V.I.S. Fund	1

State Street U.S. Equity V.I.S. Fund

Understanding Your Fund’s Expenses — June 30, 2019 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2019.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the beginning of the period January 1, 2019	$1,000.00	$1,000.00
Account value at the end of the period June 30, 2019	$1,195.40	$1,020.38
Expenses paid during the period	$4.84	$4.46

*

Expenses are equal to the Fund’s annualized expense ratio of 0.89% (for the period January 1, 2019-June 30, 2019), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund

Schedule of Investments — June 30, 2019 (Unaudited)

	Number of Shares	Fair Value $

Common Stock - 97.0%†
Aerospace & Defense - 1.1%
Hexcel Corp.	984	79,586
Raytheon Co.	687	119,455
The Boeing Co.	268	97,555

		296,596

Air Freight & Logistics - 0.4%
FedEx Corp.	187	30,703
United Parcel Service Inc., Class B	658	67,952

		98,655

Airlines - 0.2%
Alaska Air Group Inc.	631	40,327
JetBlue Airways Corp. (a)	997	18,435

		58,762

Application Software - 1.7%
Adobe Inc. (a)	353	104,011
Intuit Inc.	248	64,810
salesforce.com Inc. (a)	1,828	277,362
Splunk Inc. (a)	73	9,180

		455,363

Auto Parts & Equipment - 0.3%
Aptiv PLC	974	78,728

Automotive Retail - 0.5%
AutoZone Inc. (a)	116	127,539

Biotechnology - 3.4%
Alexion Pharmaceuticals Inc. (a)	1,143	149,710
BioMarin Pharmaceutical Inc. (a)	1,161	99,440
Gilead Sciences Inc.	7,352	496,701
Vertex Pharmaceuticals Inc. (a)	852	156,240

		902,091

Building Products - 0.2%
Allegion PLC	453	50,079

Cable & Satellite - 2.0%
Charter Communications Inc., Class A (a)	851	336,298
Comcast Corp., Class A	4,491	189,880

		526,178

Commodity Chemicals - 0.2%
Dow Inc. (a)	809	39,892

Communications Equipment - 0.7%
Cisco Systems Inc.	3,384	185,206

	Number of Shares	Fair Value $

Construction Materials - 0.1%
Vulcan Materials Co.	191	26,226

Data Processing & Outsourced Services - 4.3%
Mastercard Inc., Class A	909	240,458
Visa Inc., Class A	5,041	874,865

		1,115,323

Diversified Banks - 2.9%
JPMorgan Chase & Co.	6,827	763,259

Electric Utilities - 1.4%
American Electric Power Company Inc.	817	71,904
Duke Energy Corp.	311	27,443
Edison International	456	30,739
Exelon Corp.	1,897	90,942
NextEra Energy Inc.	748	153,235

		374,263

Electrical Components & Equipment - 0.4%
Emerson Electric Co.	1,680	112,090

Electronic Components - 2.4%
Amphenol Corp., Class A	1,971	189,098
Corning Inc.	12,932	429,730

		618,828

Environmental & Facilities Services - 0.6%
Republic Services Inc.	577	49,991
Waste Management Inc.	864	99,680

		149,671

Fertilizers & Agricultural Chemicals - 0.1%
Corteva Inc. (a)	857	25,341

Financial Exchanges & Data - 3.4%
CME Group Inc.	1,979	384,144
MSCI Inc.	351	83,815
S&P Global Inc.	1,542	351,252
Tradeweb Markets Inc., Class A	1,825	79,953

		899,164

Footwear - 0.7%
NIKE Inc., Class B	2,050	172,098

General Merchandise Stores - 0.4%
Dollar Tree Inc. (a)	881	94,611

Gold - 0.1%
Newmont Goldcorp Corp.	836	32,161

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street U.S. Equity V.I.S. Fund	3

State Street U.S. Equity V.I.S. Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Number of Shares	Fair Value $

Healthcare Equipment - 2.4%
ABIOMED Inc. (a)	239	62,257
Becton Dickinson and Co.	513	129,281
Boston Scientific Corp. (a)	7,042	302,665
Medtronic PLC	1,417	138,002

		632,205

Healthcare Services - 1.1%
Cigna Corp. (a)	960	151,248
DaVita Inc. (a)	1,032	58,060
Quest Diagnostics Inc.	747	76,052

		285,360

Home Improvement Retail - 0.5%
The Home Depot Inc.	673	139,964

Hotels, Resorts & Cruise Lines - 0.3%
Marriott International Inc., Class A	547	76,739

Household Products - 1.0%
The Procter & Gamble Co.	2,331	255,594

Hypermarkets & Super Centers - 0.3%
Walmart Inc.	762	84,193

Industrial Conglomerates - 1.2%
Honeywell International Inc.	1,121	195,715
Roper Technologies Inc.	334	122,331

		318,046

Industrial Gases - 0.6%
Air Products & Chemicals Inc.	531	120,203
Linde PLC	189	37,951

		158,154

Industrial Machinery - 2.5%
Ingersoll-Rand PLC	2,802	354,929
Xylem Inc.	3,435	287,304

		642,233

Insurance Brokers - 0.3%
Marsh & McLennan Companies Inc.	839	83,690

Integrated Oil & Gas - 2.3%
Chevron Corp.	3,000	373,320
Exxon Mobil Corp.	3,028	232,036

		605,356

Integrated Telecommunication Services - 0.7%
AT&T Inc.	1,597	53,515
Verizon Communications Inc.	2,052	117,231

		170,746

	Number of Shares	Fair Value $

Interactive Home Entertainment - 0.2%
Activision Blizzard Inc. (b)	666	31,435
Electronic Arts Inc. (a)	337	34,125

		65,560

Interactive Media & Services - 5.4%
Alphabet Inc., Class A (a)	568	615,030
Alphabet Inc., Class C (a)	302	326,435
Facebook Inc., Class A (a)	2,425	468,025

		1,409,490

Internet & Direct Marketing Retail - 4.4%
Amazon.com Inc. (a)(b)	510	965,752
Booking Holdings Inc. (a)	106	198,719

		1,164,471

Investment Banking & Brokerage - 0.8%
The Charles Schwab Corp.	5,003	201,071

IT Consulting & Other Services - 0.7%
Accenture PLC, Class A	458	84,624
International Business Machines Corp.	652	89,911

		174,535

Life & Health Insurance - 0.3%
Prudential Financial Inc.	777	78,477

Life Sciences Tools & Services - 1.0%
Illumina Inc. (a)	418	153,887
IQVIA Holdings Inc. (a)	408	65,647
Thermo Fisher Scientific Inc.	119	34,948

		254,482

Managed Healthcare - 2.5%
Humana Inc.	382	101,345
UnitedHealth Group Inc.	2,250	549,022

		650,367

Movies & Entertainment - 2.4%
Netflix Inc. (a)	406	149,132
The Walt Disney Co.	3,387	472,961

		622,093

Multi-Line Insurance - 0.5%
American International Group Inc.	1,267	67,506
The Hartford Financial Services Group Inc.	991	55,218

		122,724

See Notes to Schedule of Investments and Notes to Financial Statements.

4	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Number of Shares	Fair Value $

Multi-Sector Holdings - 1.1%
Berkshire Hathaway Inc., Class B (a)	1,378	293,748

Multi-Utilities - 1.5%
CMS Energy Corp.	645	37,352
Dominion Energy Inc.	644	49,794
Sempra Energy	2,245	308,553

		395,699

Oil & Gas Equipment & Services - 1.0%
Schlumberger Ltd.	6,450	256,323

Oil & Gas Exploration & Production - 1.3%
Concho Resources Inc.	253	26,105
ConocoPhillips	1,213	73,993
Diamondback Energy Inc.	1,902	207,261
EOG Resources Inc.	495	46,114

		353,473

Oil & Gas Refining & Marketing - 0.3%
Marathon Petroleum Corp.	1,327	74,153

Packaged Foods & Meats - 1.6%
Mondelez International Inc., Class A	7,585	408,831

Personal Products - 0.7%
The Estee Lauder Companies Inc., Class A	986	180,546

Pharmaceuticals - 5.5%
Allergan PLC	3,193	534,604
Bristol-Myers Squibb Co.	2,749	124,667
Elanco Animal Health Inc. (a)	2,418	81,728
Merck & Company Inc.	7,132	598,018
Mylan N.V. (a)	5,037	95,905

		1,434,922

Property & Casualty Insurance - 0.5%
Chubb Ltd.	676	99,568
The Progressive Corp.	503	40,205

		139,773

Railroads - 0.5%
Union Pacific Corp.	787	133,090

Regional Banks - 2.0%
Comerica Inc.	817	59,347
First Republic Bank	3,124	305,058
Regions Financial Corp.	4,399	65,721

	Number of Shares	Fair Value $

SVB Financial Group (a)	464	104,210

		534,336

Restaurants - 1.0%
McDonald’s Corp.	1,302	270,373

Semiconductor Equipment - 2.6%
Applied Materials Inc.	11,819	530,791
ASML Holding N.V. (b)	776	161,354

		692,145

Semiconductors - 2.0%
Broadcom Inc.	471	135,582
Intel Corp.	2,312	110,675
NVIDIA Corp.	720	118,246
QUALCOMM Inc.	890	67,702
Texas Instruments Inc.	714	81,939

		514,144

Soft Drinks - 1.9%
PepsiCo Inc.	3,696	484,656

Specialized REITs - 2.3%
American Tower Corp.	614	125,532
Equinix Inc.	577	290,976
Extra Space Storage Inc.	1,659	176,020

		592,528

Specialty Chemicals - 0.6%
Albemarle Corp. (b)	386	27,178
DuPont de Nemours Inc.	857	64,335
PPG Industries Inc.	565	65,941

		157,454

Specialty Stores - 0.3%
Ulta Salon Cosmetics & Fragrance Inc. (a)	234	81,172

Systems Software - 6.4%
Microsoft Corp.	9,753	1,306,512
Oracle Corp.	2,987	170,169
Proofpoint Inc. (a)	463	55,676
Red Hat Inc. (a)	251	47,128
ServiceNow Inc. (a)	311	85,391

		1,664,876

Technology Hardware, Storage & Peripherals - 2.6%
Apple Inc.	3,483	689,355

Tobacco - 0.5%
Philip Morris International Inc.	1,628	127,847

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street U.S. Equity V.I.S. Fund	5

State Street U.S. Equity V.I.S. Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Number of Shares	Fair Value $

Trading Companies & Distributors - 1.3%
United Rentals Inc. (a)	2,571	340,992

Trucking - 0.4%
Lyft Inc., Class A (a)	1,425	93,637

Wireless Telecommunication Services - 0.2%
T-Mobile US Inc. (a)	699	51,824

Total Common Stock (Cost $19,022,190)		25,363,571

	Number of Shares	Fair Value $

Short-Term Investments - 2.9%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.35% (Cost $765,584) (b)(c)(d)	765,584	765,584

Total Investments (Cost $19,787,774)		26,129,155

Other Assets and Liabilities, net - 0.1%		24,671

NET ASSETS - 100.0%		26,153,826

Other Information:

The Fund had the following long futures contracts open at June 30, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation

S&P 500 E-mini Index Futures	September 2019	3	$438,569	$441,630	$3,061

During the period ended June 30, 2019, average notional value related to long futures contracts was $279,504.

See Notes to Schedule of Investments and Notes to Financial Statements.

6	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund

Notes to Schedule of Investments — June 30, 2019 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At June 30, 2019, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2019.

Abbreviations:

REIT - Real Estate Investment Trust

The following table represents the Fund’s investments measured at fair value on a recurring basis at June 30, 2019:

Investments	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stock	$25,363,571	$—	$—	$25,363,571
Short-Term Investments	765,584	—	—	765,584

Total Investments in Securities	$26,129,155	$—	$—	$26,129,155

Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$3,061	$—	$—	$3,061

Affiliate Table

	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income

State Street Institutional U.S. Government Money Market Fund - Class G Shares	743,662	$743,662	$2,472,966	$2,451,044	765,584	$765,584	$6,607

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street U.S. Equity V.I.S. Fund	7

State Street U.S. Equity V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/19†		12/31/18	12/31/17	12/31/16	12/31/15*	12/31/14*
Inception date							1/3/95

Net asset value, beginning of period	$38.07		$44.20	$42.02	$42.25	$48.44	$46.63

Income/(loss) from investment operations:
Net investment income	0.16	(a)	0.37 (a)	0.35 (a)	0.55	0.53	0.50
Net realized and unrealized gains/(losses) on investments	7.28		(1.90)	8.03	3.41	(1.56)	5.48

Total income/(loss) from investment operations	7.44		(1.53)	8.38	3.96	(1.03)	5.98

Less distributions from:
Net investment income	—		0.41	0.38	0.54	0.53	0.46
Net realized gains	—		4.19	5.82	3.65	4.63	3.71

Total distributions	—		4.60	6.20	4.19	5.16	4.17

Net asset value, end of period	$45.51		$38.07	$44.20	$42.02	$42.25	$48.44

Total Return(b)	19.54%		(3.40)%	19.91%	9.31%	(2.30)%	12.77%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$26,154		$23,473	$28,308	$27,336	$31,405	$35,178

Ratios to average net assets:
Net expenses	0.89	%**	0.80%	0.85%	0.83%	0.76%	0.77	%(c)
Gross expenses	0.89	%**	0.80%	0.85%	0.83%	0.76%	0.77%
Net investment income	0.74	%**	0.81%	0.75%	1.16%	1.04%	0.99%
Portfolio turnover rate	17%		41%	80%	37%	37%	43%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

8	Financial Highlights

State Street U.S. Equity V.I.S. Fund

Statement of Assets and Liabilities — June 30, 2019 (Unaudited)

Assets
Investments in securities, at fair value (cost $19,022,190)	$25,363,571
Short-term affiliated investments, at fair value	765,584
Cash	1,607
Cash collateral on deposit with broker for future contracts	37,894
Receivable for investments sold	55,988
Income receivables	17,042
Income receivable from affiliated investments	1,390
Receivable for accumulated variation margin on futures contracts	3,068

Total assets	26,246,144

Liabilities
Payable for investments purchased	34,106
Payable for fund shares redeemed	25,734
Payable to the Adviser	11,545
Payable for custody, fund accounting and sub-administration fees	1,482
Accrued other expenses	19,451

Total liabilities	92,318

Net Assets	$26,153,826

Net Assets Consist of:
Capital paid in	$18,933,157
Total distributable earnings (loss)	7,220,669

Net Assets	$26,153,826

Shares outstanding ($0.01 par value; unlimited shares authorized)	574,710
Net asset value per share	$45.51

The accompanying Notes are an integral part of these financial statements.

Statement of Assets and Liabilities	9

State Street U.S. Equity V.I.S. Fund

Statement of Operations — For the period ended June 30, 2019 (Unaudited)

Investment Income
Income
Dividend	$200,572
Income from affiliated investments	6,607
Less: Foreign taxes withheld	(203)

Total income	206,976

Expenses
Advisory and administration fees	69,574
Directors’ fees	9,275
Custody, fund accounting and sub-administration fees	9,988
Professional fees	16,042
Printing and shareholder reports	7,191
Other expenses	936

Total Expenses	113,006

Net investment income	$93,970

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$659,452
Futures	32,169
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	3,681,214
Futures	13,081

Net realized and unrealized gain (loss) on investments	4,385,916

Net Increase in Net Assets Resulting from Operations	$4,479,886

The accompanying Notes are an integral part of these financial statements.

10	Statement of Operations

State Street U.S. Equity V.I.S. Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019*	Year Ended December 31, 2018

Increase (Decrease) in Net Assets

Operations:
Net investment income	$93,970	$224,719
Net realized gain (loss) on investments and futures transactions	691,621	2,185,851
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	3,694,295	(3,055,035)

Net increase (decrease) from operations	4,479,886	(644,465)

Distributions to shareholders:
Total distributions	—	(2,528,893)

Increase (decrease) in assets from operations and distributions	4,479,886	(3,173,358)

Share transactions:
Proceeds from sale of shares	323,386	241,533
Value of distributions reinvested	—	2,528,893
Cost of shares redeemed	(2,122,819)	(4,431,611)

Net increase (decrease) from share transactions	(1,799,433)	(1,661,185)

Total increase (decrease) in net assets	2,680,453	(4,834,543)

Net Assets
Beginning of period	23,473,373	28,307,916

End of period	$26,153,826	$23,473,373

Changes in Fund Shares
Shares sold	7,411	5,408
Issued for distributions reinvested	—	66,920
Shares redeemed	(49,364)	(96,095)

Net decrease in fund shares	(41,953)	(23,767)

*	Unaudited.

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	11

State Street U.S. Equity V.I.S. Fund

Notes to Financial Statements — June 30, 2019 (Unaudited)

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund (the “Fund”), State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

12	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2019 (Unaudited)

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019 is disclosed in the Fund’s Schedule of Investments.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Foreign Currency Translation  The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes  The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2019, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Distributions  The Fund declares and pays any dividends from net investment income annually.

Notes to Financial Statements	13

State Street U.S. Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2019 (Unaudited)

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Derivative Financial Instruments

Futures Contracts  The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the period ended June 30, 2019, the Fund entered into futures contracts for cash equitization.

The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2019 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street U.S. Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$3,068	$—	$3,068

Realized Gain/Loss

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street U.S. Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$32,169	$—	$32,169

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street U.S. Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$13,081	$—	$13,081

4.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.55%.

14	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2019 (Unaudited)

Custody, Fund Accounting and Sub-Administration Fees  State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.

Other Transactions with Affiliates  The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2019 are disclosed in the Schedule of Investments.

5.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2019 were as follows:

Non-U.S. Government Securities
Purchases	Sales

$4,099,103	$5,803,343

7.	Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$19,924,316	$6,919,451	$711,551	$6,207,900

8.	Line of Credit

The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless otherwise extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

Notes to Financial Statements	15

State Street U.S. Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2019 (Unaudited)

The Fund had no outstanding loans as of June 30, 2019.

9.	Risks

Concentration Risk  As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Market and Credit Risk  In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

16	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund

Other Information — June 30, 2019 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Fund’s website at http://www.ssga.com/geam, or (iii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Fund’s schedules of investments are available upon request, without charge, by calling 1-800-242-0134 and on the Fund’s website at http://www.ssga.com/geam.

Other Information	17

State Street U.S. Equity V.I.S. Fund

Other Information — June 30, 2019 (Unaudited), continued

Director Considerations in Approving Continuation of Investment Advisory Agreement1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (commonly referred to as, the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met in person on April 10, 2019 and May 15, 2019, including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to State Street U.S. Equity V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Directors, as well as the Directors who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Directors were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Agreement. Following the April 10, 2019 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 15, 2019 meeting. The Independent Directors considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:

¡

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2018, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

¡

Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

¡	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and

¡	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and

[1]

The Independent Directors have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.

18	Other Information

State Street U.S. Equity V.I.S. Fund

Other Information — June 30, 2019 (Unaudited), continued

•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Fund.

Information about the Adviser

•	Reports detailing the financial results and condition of SSGA FM and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;

•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;

•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;

•

A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);

•

Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;

•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;

•

Draft responses to a letter from independent legal counsel to the Independent Directors (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:

¡

SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2018; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2018;

¡	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and

¡

State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;

•

Information from SSGA FM, State Street and the Distributor with respect to the Fund providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 15, 2019;

Other Information	19

State Street U.S. Equity V.I.S. Fund

Other Information — June 30, 2019 (Unaudited), continued

•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.

The Independent Directors were assisted throughout the contract review process by their Independent Counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 15, 2019 the Board, including a majority of the Independent Directors, voted to approve the continuation of the Agreement effective June 1, 2019, for an additional year with respect to the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.

Fund Performance

The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2018. For purposes of these comparisons the Independent Directors relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:

State Street U.S. Equity V.I.S. Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 3-, 5- and 10-year periods and the median of its Performance Universe for the 5- and 10-year periods and below its Lipper Index for the 5- and 10-year periods. The Board also considered that the Fund’s performance was above the median of the Performance Group for the 1-year period and the Performance Universe for the 1- and 3-year periods and above the Lipper Index for the 1- and 3-year periods. The Board took into account management’s discussion of the Fund’s performance.

20	Other Information

State Street U.S. Equity V.I.S. Fund

Other Information — June 30, 2019 (Unaudited), continued

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable. Among other information, the Board considered the following expense information in its evaluation of the Fund:

State Street U.S. Equity V.I.S. Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the median of its Expense Group and above the median of its Expense Universe. The Board considered management’s discussion of the Fund’s expenses.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, including soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.

The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.

Conclusions

In reaching its decision to approve the Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Agreement.

Further, based upon its review of the Agreement, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

Other Information	21

Directors

Michael F. Holland, Co-Chairperson

Patrick J. Riley, Co-Chairperson

John R. Costantino

Donna M. Rapaccioli

Michael A. Jessee

Richard D. Shirk

Rina K. Spence

Jeanne M. La Porta

Ellen M. Needham

Officers

Jeanne M. La Porta, President

Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer

Sean O’Malley, Chief Legal Officer

Bruce S. Rosenberg, Treasurer

Ann M. Carpenter, Vice President and Deputy Treasurer

Chad C. Hallett, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Andrew DeLorme, Secretary

James Goundrey, Assistant Secretary

Kevin Morris, Assistant Secretary

David Urman, Assistant Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Semi-Annual Report

June 30, 2019

State Street Premier Growth Equity V.I.S. Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a Fund’s website (www.ssga.com/geam), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge. To do so, contact your Insurance Provider. Your election to receive reports in paper will apply to all funds held in your account.

State Street Premier Growth Equity V.I.S. Fund

Semi-Annual Report

June 30, 2019 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street Premier Growth Equity V.I.S. Fund

Fund Information — June 30, 2019 (Unaudited)

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Sector Allocation

Portfolio Composition as a % of Fair Value of $34,008 (in thousands) as of June 30, 2019 (a)(b)

Top Ten Largest Holdings

as of June 30, 2019 (as a % of Fair Value) (a)(b)

Microsoft Corp.	8.47%

Apple Inc.	5.65%

Amazon.com Inc.	5.10%

Visa Inc., Class A	4.94%

Alphabet Inc., Class C	4.44%

The Walt Disney Co.	3.51%

salesforce.com Inc.	3.48%

Applied Materials Inc.	3.43%

Facebook Inc., Class A	3.35%

United Rentals Inc.	3.24%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

State Street Premier Growth Equity V.I.S. Fund	1

State Street Premier Growth Equity V.I.S. Fund

Understanding Your Fund’s Expenses — June 30, 2019 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2019.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Actual Fund Return
Beginning Account Value January 1, 2019	$1,000.00	$1,000.00
Ending Account Value June 30, 2019	$1,215.10	$1,020.23
Expenses Paid During Period*	$5.05	$4.61

*

Expenses are equal to the Fund’s annualized expense ratio of 0.92% (for the period January 1, 2019-June 30, 2019), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund

Schedule of Investments — June 30, 2019 (Unaudited)

	Number of Shares	Fair Value $

Common Stock - 96.6%†
Application Software - 3.5%
salesforce.com Inc. (a)	7,798	1,183,191

Biotechnology - 5.3%
Alexion Pharmaceuticals Inc. (a)	7,463	977,504
Vertex Pharmaceuticals Inc. (a)	4,479	821,359

		1,798,863

Cable & Satellite - 4.1%
Charter Communications Inc., Class A (a)	2,371	936,972
Liberty Global PLC, Class C (a)	17,559	465,840

		1,402,812

Data Processing & Outsourced Services - 6.3%
Mastercard Inc., Class A	1,805	477,477
Visa Inc., Class A	9,672	1,678,575

		2,156,052

Electronic Components - 2.2%
Corning Inc.	22,080	733,718

Financial Exchanges & Data - 5.2%
CME Group Inc.	4,750	922,022
S&P Global Inc.	3,664	834,623

		1,756,645

Healthcare Equipment - 5.7%
Abbott Laboratories	4,269	359,023
Boston Scientific Corp. (a)	22,985	987,895
Intuitive Surgical Inc. (a)	1,130	592,742

		1,939,660

Interactive Media & Services - 9.4%
Alphabet Inc., Class A (a)	499	540,317
Alphabet Inc., Class C (a)	1,397	1,510,032
Facebook Inc., Class A (a)	5,900	1,138,700

		3,189,049

Internet & Direct Marketing Retail - 8.6%
Alibaba Group Holding Ltd. ADR (a)(b)	3,390	574,435
Amazon.com Inc. (a)	916	1,734,566
Booking Holdings Inc. (a)(b)	329	616,780

		2,925,781

Investment Banking & Brokerage - 1.9%
The Charles Schwab Corp.	16,548	665,064

Managed Healthcare - 3.0%
UnitedHealth Group Inc.	4,125	1,006,541

	Number of Shares	Fair Value $

Movies & Entertainment - 3.5%
The Walt Disney Co.	8,551	1,194,062

Oil & Gas Equipment & Services - 1.0%
Schlumberger Ltd. (b)	8,242	327,537

Pharmaceuticals - 4.3%
Allergan PLC	6,144	1,028,690
Elanco Animal Health Inc. (a)	12,632	426,962

		1,455,652

Regional Banks - 1.8%
First Republic Bank	6,271	612,363

Semiconductor Equipment - 4.7%
Applied Materials Inc.	25,981	1,166,807
ASML Holding N.V.	2,151	447,257

		1,614,064

Soft Drinks - 3.0%
PepsiCo Inc.	7,831	1,026,879

Specialized REITs - 2.0%
American Tower Corp.	3,272	668,960

Specialty Chemicals - 1.0%
Albemarle Corp.	4,762	335,292

Systems Software - 10.7%
Microsoft Corp.	21,513	2,881,881
ServiceNow Inc. (a)	2,712	744,634

		3,626,515

Technology Hardware, Storage & Peripherals - 5.6%
Apple Inc.	9,706	1,921,012

Trading Companies & Distributors - 3.2%
United Rentals Inc. (a)	8,321	1,103,614

Trucking - 0.6%
Lyft Inc., Class A (a)	3,199	210,206

Total Common Stock (Cost $20,180,406)		32,853,532

Short-Term Investments - 3.4%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.35% (Cost $1,154,726) (c)(d)	1,154,726	1,154,726

Total Investments (Cost $21,335,132)		34,008,258

Other Assets and Liabilities, net - 0.0%		3,799

NET ASSETS - 100.0%		34,012,057

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Premier Growth Equity V.I.S. Fund	3

State Street Premier Growth Equity V.I.S. Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at June 30, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation

S&P 500 Emini Index Futures	September 2019	3	$439,319	$441,630	$2,311

During the period ended June 30, 2019, average notional values related to long and short futures contracts was $262,643 and $38,164, respectively.

See Notes to Schedule of Investments and Notes to Financial Statements.

4	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund

Notes to Schedule of Investments — June 30, 2019 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At June 30, 2019, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)	Coupon amount represents effective yield.
(d)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of June 30, 2019.

Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

The following table represents the Fund’s investments measured at fair value on a recurring basis at June 30, 2019:

Investments	Level 1	Level 2	Level 3	Total

Investments in Securities
Common Stock	$32,853,532	$—	$—	$32,853,532
Short-Term Investments	1,154,726	—	—	1,154,726

Total Investments in Securities	$34,008,258	$—	$—	$34,008,258

Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$2,311	$—	$—	$2,311

Affiliate Table

	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income

State Street Institutional U.S. Government Money Market Fund - Class G Shares	311,364	$311,364	$4,452,164	$3,608,802	1,154,726	$1,154,726	$8,898

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Premier Growth Equity V.I.S. Fund	5

State Street Premier Growth Equity V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/19†		12/31/18	12/31/17	12/31/16	12/31/15*	12/31/14*
Inception date							12/12/97

Net asset value, beginning of period	$82.51		$99.23	$86.08	$94.07	$106.58	$107.84

Income/(loss) from investment operations:
Net investment income (loss)	(0.00	)(a)(b)	0.12 (a)	0.32 (a)	0.50	0.52	0.63
Net realized and unrealized gains/(losses) on investments	17.75		(2.88)	24.10	1.90	3.25	14.71

Total income/(loss) from investment operations	17.75		(2.76)	24.42	2.40	3.77	15.34

Less distributions from:
Net investment income	—		0.15	0.34	0.48	0.53	0.58
Net realized gains	—		13.81	10.93	9.91	15.75	16.02

Total distributions	—		13.96	11.27	10.39	16.28	16.60

Net asset value, end of period	$100.26		$82.51	$99.23	$86.08	$94.07	$106.58

Total Return(c)	21.51%		(2.66)%	28.34%	2.47%	3.30%	14.05%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$34,012		$30,369	$36,404	$33,219	$36,858	$39,944

Ratios to average net assets:
Net expenses	0.92	%**	0.87%	0.85%	0.84%	0.81%	0.81	%(d)
Gross expenses	0.92	%**	0.87%	0.85%	0.84%	0.81%	0.81%
Net investment income	(0.00	)%(e)**	0.11%	0.31%	0.52%	0.46%	0.52%
Portfolio turnover rate	12%		27%	21%	22%	19%	19%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Rounds to less than $0.01.
(c)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(d)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
(e)	Less than 0.005%.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

6	Financial Highlights

State Street Premier Growth Equity V.I.S. Fund

Statement of Assets and Liabilities — June 30, 2019 (Unaudited)

Assets
Investments in securities, at fair value (cost $20,180,406)	$32,853,532
Short-term affiliated investments, at fair value	1,154,726
Cash collateral on deposit with broker for future contracts	25,592
Receivable for investments sold	87,004
Income receivables	9,180
Receivable for fund shares sold	163
Income receivable from affiliated investments	976
Receivable for accumulated variation margin on futures contracts	2,318

Total assets	34,133,491

Liabilities
Payable for fund shares redeemed	82,219
Payable to the Adviser	16,912
Payable for custody, fund accounting and sub-administration fees	1,896
Accrued other expenses	20,407

Total liabilities	121,434

Net Assets	$34,012,057

Net Assets Consist of:
Capital paid in	$19,106,075
Total distributable earnings (loss)	14,905,982

Net Assets	$34,012,057

Shares outstanding ($0.01 par value; unlimited shares authorized)	339,231
Net asset value per share	$100.26

The accompanying Notes are an integral part of these financial statements.

Statement of Assets and Liabilities	7

State Street Premier Growth Equity V.I.S. Fund

Statement of Operations — For the period ended June 30, 2019 (Unaudited)

Investment Income
Income
Dividend	$143,049
Income from affiliated investments	8,898
Less: Foreign taxes withheld	(490)

Total income	151,457

Expenses
Advisory and administration fees	107,171
Directors’ fees	8,829
Custody, fund accounting and sub-administration fees	10,574
Professional fees	16,678
Printing and shareholder reports	6,206
Other expenses	2,140

Total Expenses	151,598

Net investment loss	$(141)

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$2,114,923
Futures	(19,309)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	4,258,292
Futures	3,161

Net realized and unrealized gain (loss) on investments	6,357,067

Net Increase in Net Assets Resulting from Operations	$6,356,926

The accompanying Notes are an integral part of these financial statements.

8	Statement of Operations

State Street Premier Growth Equity V.I.S. Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019*	Year Ended December 31, 2018

Increase (Decrease) in Net Assets

Operations:
Net investment income (loss)	$(141)	$40,859
Net realized gain (loss) on investments and futures	2,095,614	4,399,877
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	4,261,453	(4,978,924)

Net increase (decrease) from operations	6,356,926	(538,188)

Distributions to shareholders:
Total distributions	—	(4,400,219)

Increase (decrease) in assets from operations and distributions	6,356,926	(4,938,407)

Share transactions:
Proceeds from sale of shares	93,544	175,763
Value of distributions reinvested	—	4,400,219
Cost of shares redeemed	(2,807,058)	(5,672,877)

Net increase (decrease) from share transactions	(2,713,514)	(1,096,895)

Total increase (decrease) in net assets	3,643,412	(6,035,302)

Net Assets
Beginning of period	30,368,645	36,403,947

End of period	$34,012,057	$30,368,645

Changes in Fund Shares
Shares sold	996	1,683
Issued for distributions reinvested	—	53,766
Shares redeemed	(29,827)	(54,267)

Net increase (decrease) in fund shares	(28,831)	1,182

*	Unaudited.

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	9

State Street Premier Growth Equity V.I.S. Fund

Notes to Financial Statements — June 30, 2019 (Unaudited)

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund (the “Fund”), State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

10	Notes to Financial Statements

State Street Premier Growth Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2019 (Unaudited)

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019 is disclosed in the Fund’s Schedule of Investments.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Distributions  The Fund declares and pays any dividends from net investment income annually.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Derivative Financial Instruments

Futures Contracts  The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Notes to Financial Statements	11

State Street Premier Growth Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2019 (Unaudited)

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the period ended June 30, 2019, the Fund entered into futures contracts for cash equitization.

The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2019 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$2,318	$—	$2,318

Realized Gain/Loss

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$(19,309)	$—	$(19,309)

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$3,161	$—	$3,161

4.	Fees and Transactions with Affiliates

Advisory Fee  SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.65%.

Custody, Fund Accounting and Sub-Administration Fees  State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.

Other Transactions with Affiliates  The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2019 are disclosed in the Schedule of Investments.

5.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

12	Notes to Financial Statements

State Street Premier Growth Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2019 (Unaudited)

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2019 were as follows:

Non-U.S. Government Securities
Purchases	Sales

$3,845,648	$7,450,105

7.	Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$21,335,132	$13,462,991	$787,554	$12,675,437

8.	Line of Credit

The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless otherwise extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Fund had no outstanding loans as of June 30, 2019.

9.	Risks

Concentration Risk  As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Market and Credit Risk  In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Notes to Financial Statements	13

State Street Premier Growth Equity V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2019 (Unaudited)

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

14	Notes to Financial Statements

State Street Premier Growth Equity V.I.S. Fund

Other Information — June 30, 2019 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Fund’s website at http://www.ssga.com/geam or (iii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Fund’s schedule of investments are available upon request, without charge, by calling 1-800-242-0134 and on the Fund’s website at http://www.ssga.com/geam.

Other Information	15

State Street Premier Growth Equity V.I.S. Fund

Other Information — June 30, 2019 (Unaudited), continued

Director Considerations in Approving Continuation of Investment Advisory Agreement1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (commonly referred to as, the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met in person on April 10, 2019 and May 15, 2019, including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to State Street Premier Growth Equity V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Directors, as well as the Directors who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Directors were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Agreement. Following the April 10, 2019 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 15, 2019 meeting. The Independent Directors considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:

¡

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2018, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

¡

Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

¡	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and

¡	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and

16	Other Information

[1]

The Independent Directors have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.

State Street Premier Growth Equity V.I.S. Fund

Other Information — June 30, 2019 (Unaudited), continued

•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Fund.

Information about the Adviser

•	Reports detailing the financial results and condition of SSGA FM and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;

•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;

•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;

•

A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);

•

Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;

•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;

•

Draft responses to a letter from independent legal counsel to the Independent Directors (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:

¡

SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2018; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2018;

¡	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and

¡

State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;

•

Information from SSGA FM, State Street and the Distributor with respect to the Fund providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 15, 2019;

Other Information	17

State Street Premier Growth Equity V.I.S. Fund

Other Information — June 30, 2019 (Unaudited), continued

•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.

The Independent Directors were assisted throughout the contract review process by their Independent Counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 15, 2019 the Board, including a majority of the Independent Directors, voted to approve the continuation of the Agreement effective June 1, 2019, for an additional year with respect to the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.

Fund Performance

The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2018. For purposes of these comparisons the Independent Directors relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:

State Street Premier Growth Equity V.I.S. Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods and below its Lipper Index for the 1-, 3-, 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance.

18	Other Information

State Street Premier Growth Equity V.I.S. Fund

Other Information — June 30, 2019 (Unaudited), continued

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable. Among other information, the Board considered the following expense information in its evaluation of the Fund:

State Street Premier Growth Equity V.I.S. Fund. The Board considered that the Fund’s actual management fee was equal to the median of its Expense Group and below the median of its Expense Universe. The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe. The Board considered management’s discussion of the Fund’s expenses.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, including soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.

The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.

Conclusions

In reaching its decision to approve the Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Agreement.

Further, based upon its review of the Agreement, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

Other Information	19

Directors

Michael F. Holland, Co-Chairperson

Patrick J. Riley, Co-Chairperson

John R. Costantino

Donna M. Rapaccioli

Michael A. Jessee

Richard D. Shirk

Rina K. Spence

Jeanne M. La Porta

Ellen M. Needham

Officers

Jeanne M. La Porta, President

Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer

Sean O’Malley, Chief Legal Officer

Bruce S. Rosenberg, Treasurer

Ann M. Carpenter, Vice President and Deputy Treasurer

Chad C. Hallett, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Andrew DeLorme, Secretary

James Goundrey, Assistant Secretary

Kevin Morris, Assistant Secretary

David Urman, Assistant Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Semi-Annual Report

June 30, 2019

State Street Income V.I.S. Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi- annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a Fund’s website (www.ssga.com/geam), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge. To do so, contact your Insurance Provider. Your election to receive reports in paper will apply to all funds held in your account.

State Street Income V.I.S. Fund

Semi-Annual Report

June 30, 2019 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street Income V.I.S. Fund

Fund Information — June 30, 2019 (Unaudited)

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Sector Allocation

Portfolio Composition as a % of Fair Value of $21,640 (in thousands) as of June 30, 2019 (a)(b)

Quality Ratings

as of June 30, 2019 as a % of Fair Value (a)(b)

Moody’s / S&P /Rating*	Percentage of Fair Value
Aaa / AAA	23.49%
Aa / AA	51.22%
A / A	6.25%
Baa / BBB	16.56%
Ba / BB and lower	1.89%
NR / Other	0.59%

100.00%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

*

Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

State Street Income V.I.S. Fund	1

State Street Income V.I.S. Fund

Understanding Your Fund’s Expenses — June 30, 2019 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2019.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the
beginning of the period January 1, 2019	$1,000.00	$1,000.00
Account value at the end of the period June 30, 2019	$1,063.20	$1,019.64
Expenses paid during the period*	$5.32	$5.21

*

Expenses are equal to the Fund’s annualized expense ratio of 1.04% (for the period January 1, 2019-June 30, 2019), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

Bonds and Notes - 98.2%†
U.S. Treasuries - 25.9%
U.S. Treasury Bonds
2.25% 08/15/46 (a)	135,000	127,533
3.00% 08/15/48 (a)	739,400	810,914
U.S. Treasury Notes
1.38% 12/15/19 (a)	726,400	724,130
1.50% 11/30/19 (a)	950,700	948,286
1.63% 02/15/26 (a)	779,500	768,051
2.25% 03/31/20 (a)	805,000	806,352
2.50% 01/31/24 (a)	413,200	426,790

		4,612,056

Agency Mortgage Backed - 33.7%
Federal Home Loan Mortgage Corp.
4.05% 09/25/28 (a)(b)	86,000	96,645
4.50% 06/01/33 - 02/01/35 (a)	4,002	4,231
5.00% 07/01/35 (a)	33,944	36,767
5.50% 05/01/20 - 01/01/38 (a)	37,498	40,961
6.00% 07/01/19 - 11/01/37 (a)	104,615	117,346
6.50% 02/01/29 (a)	50	57
6.93% 06/01/26 (a)(c)	60,000	78,641
7.00% 06/01/29 - 08/01/36 (a)	23,338	26,710
7.50% 01/01/30 - 09/01/33 (a)	4,012	4,411
8.00% 11/01/30 (a)	4,615	5,230
8.50% 04/01/30 (a)	4,380	5,587
Federal National Mortgage Assoc.
3.50% 08/01/45 - 07/01/47 (a)	283,133	293,862
4.00% 01/01/41 - 10/01/47 (a)	485,970	508,089
4.50% 10/01/19 - 02/01/40 (a)	36,156	38,454
5.00% 03/01/34 - 08/01/35 (a)	43,840	47,428
5.50% 06/01/20 - 01/01/39 (a)	146,919	159,705
6.00% 10/01/19 - 07/01/35 (a)	159,748	180,539
6.50% 10/01/28 - 08/01/34 (a)	23,379	25,660
7.00% 10/01/32 - 02/01/34 (a)	5,484	5,939
7.50% 11/01/22 - 03/01/33 (a)	16,817	17,971
8.00% 08/01/25 - 10/01/31 (a)	7,768	8,717
9.00% 12/01/22 (a)	202	211
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR 4.47% 04/01/37 (a)(b)	924	949
Federal National Mortgage Assoc. TBA
2.50% TBA (d)	129,000	129,829
3.00% TBA (d)	909,232	919,042
3.50% TBA (d)	1,004,000	1,026,048
4.00% TBA (d)	405,000	418,555
4.50% TBA (a)(d)	33,000	34,478
Government National Mortgage Assoc.
3.00% 12/20/42	387,840	399,295

	Principal Amount ($)	Fair Value $
4.00% 01/20/41 - 04/20/43 (a)	127,778	134,777
4.50% 08/15/33 - 03/20/41 (a)	93,724	99,674
6.00% 04/15/27 - 04/15/34 (a)	82,155	93,489
6.50% 03/15/24 - 08/15/34 (a)	34,013	37,832
7.00% 01/15/28 - 10/15/36 (a)	25,249	27,801
7.50% 11/15/31 (a)	171	171
9.00% 12/15/21 (a)	95	99
Government National Mortgage Assoc. 1.50% + 1 year CMT
4.00% 02/20/23 - 02/20/26 (a)(b)	1,603	1,620
4.13% 12/20/24 (a)(b)	699	708
Government National Mortgage Assoc. TBA
3.50% TBA (d)	630,000	650,210
4.00% TBA (a)(d)	76,000	78,782
4.50% TBA (a)(d)	233,000	242,863

		5,999,383

Agency Collateralized Mortgage Obligations - 1.4%
Federal Home Loan Mortgage Corp.
0.08% 09/25/43 (a)(b)(e)	416,784	1,127
3.30% 04/25/29 (a)	47,000	50,101
3.77% 12/25/28 (a)	40,000	44,107
3.86% 11/25/28 (a)(b)	36,000	39,952
4.06% 10/25/28 (a)(b)	73,000	82,095
Federal Home Loan Mortgage Corp. REMIC
3.50% 09/15/29 - 11/15/30 (a)(e)	36,761	1,964
5.50% 06/15/33 (a)(e)	18,501	3,165
7.50% 07/15/27 (a)(e)	1,769	311
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR 4.21% 08/15/25 (a)(b)(e)	15,455	745
Federal Home Loan Mortgage Corp. STRIPS
1.47% 08/01/27 (a)(f)(g)	211	194
8.00% 02/01/23 - 07/01/24 (a)(e)	584	75
Federal National Mortgage Assoc. REMIC
0.51% 12/25/22 (a)(f)(g)	3	3
1.09% 12/25/42 (a)(b)(e)	22,345	719
5.00% 09/25/40 (a)	16,327	1,614
7.00% 09/25/20 (a)	28	28
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR 3.51% 07/25/38 (a)(b)	6,451	814
Federal National Mortgage Assoc. STRIPS
1.87% 12/25/34 (a)(f)(g)	15,301	13,083
4.50% 08/25/35 - 01/25/36 (a)(e)	19,317	3,249

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	3

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

5.00% 03/25/38 - 05/25/38 (a)(e)	10,636	1,990
5.50% 12/25/33 (a)(e)	4,678	959
6.00% 01/25/35 (a)(e)	7,917	1,802
7.50% 11/25/23 (a)(e)	2,539	276
8.00% 08/25/23 - 07/25/24 (a)(e)	1,178	155
Government National Mortgage Assoc. REMIC
4.50% 08/16/39 (a)(e)	11,059	637
5.00% 09/20/38 (a)(e)	2,782	50
Government National Mortgage Assoc. REMIC 6.80% - 1 month USD LIBOR 4.41% 01/16/40 (a)(b)(e)	21,896	4,350

		253,565

Asset Backed - 2.9%
American Express Credit Account Master Trust 2017-6 2.04% 05/15/23 (a)	124,437	124,311
American Express Credit Account Master Trust 2018-8 3.18% 04/15/24 (a)	104,000	106,535
BA Credit Card Trust 2018-A1 2.70% 07/17/23 (a)	44,000	44,416
Citibank Credit Card Issuance Trust 2016-A1 1.75% 11/19/21 (a)	200,000	199,600
Nissan Auto Lease Trust 2019-A 2.76% 03/15/22 (a)	45,000	45,368

		520,230

Corporate Notes - 30.4%
Abbott Laboratories
2.90% 11/30/21 (a)	13,000	13,211
3.75% 11/30/26 (a)	6,000	6,499
4.90% 11/30/46 (a)	10,000	12,333
AbbVie Inc.
3.20% 05/14/26 (a)	4,000	4,037
4.45% 05/14/46 (a)	11,000	10,791
4.88% 11/14/48 (a)	3,000	3,153
Activision Blizzard Inc. 2.30% 09/15/21 (a)	14,000	13,976
Aetna Inc. 3.50% 11/15/24 (a)	8,000	8,251
Aflac Inc. 4.00% 10/15/46 (a)	3,000	3,133
Aircastle Ltd. 4.25% 06/15/26 (a)	10,000	10,125
Alexandria Real Estate Equities Inc. 4.70% 07/01/30 (a)	3,000	3,376

	Principal Amount ($)	Fair Value $
Alimentation Couche-Tard Inc. 2.70% 07/26/22 (a)(h)	8,000	8,014
Allergan Finance LLC
3.25% 10/01/22 (a)	6,000	6,096
4.63% 10/01/42 (a)	2,000	1,986
Allergan Funding SCS
3.00% 03/12/20 (a)	16,000	16,040
3.45% 03/15/22 (a)	8,000	8,156
Allergan Sales LLC 5.00% 12/15/21 (a)(h)	15,000	15,748
Altria Group Inc.
2.95% 05/02/23 (a)	5,000	5,059
3.80% 02/14/24 (a)	4,000	4,172
4.25% 08/09/42 (a)	2,000	1,856
4.40% 02/14/26 (a)	7,000	7,490
4.50% 05/02/43 (a)	3,000	2,869
4.80% 02/14/29 (a)	7,000	7,548
5.95% 02/14/49 (a)	5,000	5,685
Amazon.com Inc.
2.80% 08/22/24 (a)	5,000	5,145
3.15% 08/22/27 (a)	4,000	4,202
3.88% 08/22/37 (a)	2,000	2,205
4.05% 08/22/47 (a)	5,000	5,654
Ameren Corp. 3.65% 02/15/26 (a)	5,000	5,161
American Campus Communities Operating Partnership LP 4.13% 07/01/24 (a)	4,000	4,224
American Express Co. 3.00% 10/30/24 (a)	8,000	8,192
American International Group Inc.
4.25% 03/15/29 (a)	8,000	8,577
4.50% 07/16/44 (a)	7,000	7,387
6.40% 12/15/20 (a)	7,000	7,394
American Tower Corp.
3.38% 10/15/26 (a)	5,000	5,087
3.80% 08/15/29 (a)	10,000	10,359
4.40% 02/15/26 (a)	7,000	7,542
American Water Capital Corp. 2.95% 09/01/27 (a)	9,000	9,023
Amgen Inc.
2.65% 05/11/22 (a)	9,000	9,067
3.20% 11/02/27 (a)	5,000	5,122
4.66% 06/15/51 (a)	3,000	3,278
Anadarko Petroleum Corp.
4.85% 03/15/21 (a)	3,000	3,105
6.20% 03/15/40 (a)	5,000	6,009
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
5.20% 12/01/47 (a)	3,000	3,208
5.25% 01/15/25 (a)	24,000	25,336
5.50% 10/15/19 (a)	17,000	17,089

See Notes to Schedule of Investments and Notes to Financial Statements.

4	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

6.25% 10/15/22 (a)	10,000	10,248
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
3.65% 02/01/26 (a)	11,000	11,565
4.70% 02/01/36 (a)	8,000	8,783
4.90% 02/01/46 (a)	9,000	10,015
Anheuser-Busch InBev Worldwide Inc.
4.00% 04/13/28 (a)	4,000	4,312
4.38% 04/15/38 (a)	13,000	13,746
4.75% 04/15/58 (a)	7,000	7,472
5.55% 01/23/49 (a)	11,000	13,449
Anthem Inc. 3.30% 01/15/23 (a)	6,000	6,175
Apache Corp.
4.38% 10/15/28 (a)	3,000	3,133
5.10% 09/01/40 (a)	7,000	7,038
Apple Inc.
2.50% 02/09/22 (a)	7,000	7,080
2.85% 05/11/24 (a)	7,000	7,206
3.35% 02/09/27 (a)	7,000	7,360
3.45% 02/09/45 (a)	10,000	9,997
4.25% 02/09/47 (a)	7,000	7,852
Applied Materials Inc. 4.35% 04/01/47 (a)	6,000	6,694
Aptiv PLC 4.40% 10/01/46 (a)	7,000	6,543
Archer-Daniels-Midland Co. 2.50% 08/11/26 (a)	6,000	6,006
Ascension Health 4.85% 11/15/53 (a)	10,000	12,255
AstraZeneca PLC
2.38% 11/16/20 (a)	6,000	6,005
3.50% 08/17/23 (a)	6,000	6,249
4.00% 01/17/29 (a)	3,000	3,280
4.38% 08/17/48 (a)	2,000	2,241
AT&T Inc.
3.00% 06/30/22 (a)	8,000	8,139
3.80% 03/15/22 (a)	11,000	11,402
4.35% 03/01/29 (a)	12,000	12,914
4.45% 04/01/24 (a)	7,000	7,540
4.50% 05/15/35 (a)	12,000	12,577
4.55% 03/09/49 (a)	4,000	4,087
4.75% 05/15/46 (a)	4,000	4,209
4.80% 06/15/44 (a)	7,000	7,377
4.85% 03/01/39 (a)	8,000	8,605
5.15% 11/15/46 (a)	2,000	2,211
5.25% 03/01/37 (a)	5,000	5,610
5.35% 12/15/43 (a)	7,000	7,705
5.45% 03/01/47 (a)	7,000	8,046
Athene Holding Ltd. 4.13% 01/12/28 (a)	4,000	4,032

	Principal Amount ($)	Fair Value $
Avangrid Inc. 3.15% 12/01/24 (a)	9,000	9,155
Bank of America Corp.
3.95% 04/21/25 (a)	7,000	7,341
4.18% 11/25/27 (a)	11,000	11,669
4.25% 10/22/26 (a)	11,000	11,756
Bank of America Corp. (2.37% fixed rate until 07/21/20; 0.66% + 3 month USD LIBOR thereafter) 2.37% 07/21/21 (a)(b)	10,000	9,990
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter) 3.12% 01/20/23 (a)(b)	8,000	8,130
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter) 3.37% 01/23/26 (a)(b)	14,000	14,422
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter) 3.42% 12/20/28 (a)(b)	12,000	12,345
Bank of America Corp. (3.46% fixed rate until 03/15/24; 0.97% + 3 month USD LIBOR thereafter) 3.46% 03/15/25 (a)(b)	12,000	12,452
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter) 3.95% 01/23/49 (a)(b)	3,000	3,174
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter) 4.24% 04/24/38 (a)(b)	11,000	11,977
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter) 4.27% 07/23/29 (a)(b)	3,000	3,274
Bank of America Corp. (4.33% fixed rate until 03/15/49; 1.52% + 3 month USD LIBOR thereafter) 4.33% 03/15/50 (a)(b)	5,000	5,570

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	5

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter) 4.44% 01/20/48 (a)(b)	3,000	3,396
Bank of Montreal (4.34% fixed rate until 10/05/23; 1.28% + USD 5 year Swap Rate thereafter) 4.34% 10/05/28 (a)(b)	15,000	15,754
Barrick North America Finance LLC 5.70% 05/30/41 (a)	3,000	3,646
BAT Capital Corp.
2.30% 08/14/20 (a)	12,000	11,974
2.76% 08/15/22 (a)	7,000	7,012
3.56% 08/15/27 (a)	5,000	4,978
4.39% 08/15/37 (a)	3,000	2,850
4.54% 08/15/47 (a)	4,000	3,719
Baxalta Inc. 2.88% 06/23/20 (a)	5,000	5,015
Becton Dickinson and Co.
2.89% 06/06/22 (a)	11,000	11,148
3.70% 06/06/27 (a)	10,000	10,439
3.73% 12/15/24 (a)	2,000	2,096
4.67% 06/06/47 (a)	3,000	3,366
4.69% 12/15/44 (a)	2,000	2,217
Berkshire Hathaway Energy Co.
2.40% 02/01/20 (a)	14,000	14,001
3.25% 04/15/28 (a)	4,000	4,119
3.80% 07/15/48 (a)	5,000	5,086
6.13% 04/01/36 (a)	5,000	6,685
Berkshire Hathaway Finance Corp. 4.25% 01/15/49 (a)	6,000	6,746
Biogen Inc. 2.90% 09/15/20 (a)	7,000	7,035
BNP Paribas S.A. 5.00% 01/15/21 (a)	7,000	7,282
Boardwalk Pipelines LP 4.80% 05/03/29 (a)	10,000	10,440
Boston Scientific Corp.
4.00% 03/01/28 (a)	5,000	5,383
4.70% 03/01/49 (a)	4,000	4,566
BP Capital Markets America Inc.
3.02% 01/16/27 (a)	18,000	18,402
3.22% 11/28/23 (a)	14,000	14,456
Brighthouse Financial Inc. 3.70% 06/22/27 (a)	2,000	1,901
Bristol-Myers Squibb Co.
3.20% 06/15/26 (a)(h)	12,000	12,470
3.40% 07/26/29 (a)(h)	12,000	12,571
4.13% 06/15/39 (a)(h)	5,000	5,389
4.25% 10/26/49 (a)(h)	5,000	5,525

	Principal Amount ($)	Fair Value $
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65% 01/15/23 (a)	3,000	2,960
3.00% 01/15/22 (a)	6,000	6,018
3.13% 01/15/25 (a)	3,000	2,930
3.88% 01/15/27 (a)	2,000	1,959
Brown-Forman Corp. 4.00% 04/15/38 (a)	2,000	2,160
Buckeye Partners LP 5.60% 10/15/44 (a)	7,000	5,763
Bunge Limited Finance Corp. 3.75% 09/25/27 (a)	3,000	2,977
Burlington Northern Santa Fe LLC
4.15% 12/15/48 (a)	8,000	8,986
4.55% 09/01/44 (a)	11,000	12,746
Campbell Soup Co. 3.30% 03/15/21 (a)	11,000	11,139
Canadian Natural Resources Ltd.
3.85% 06/01/27 (a)	3,000	3,117
4.95% 06/01/47 (a)	2,000	2,287
Cantor Fitzgerald LP 4.88% 05/01/24 (a)(h)	18,000	18,522
Capital One Financial Corp.
3.75% 07/28/26 (a)	9,000	9,161
4.75% 07/15/21 (a)	12,000	12,545
Cardinal Health Inc.
2.62% 06/15/22 (a)	6,000	6,035
3.08% 06/15/24 (a)	4,000	4,026
Caterpillar Financial Services Corp. 2.55% 11/29/22 (a)	14,000	14,158
Caterpillar Inc. 3.80% 08/15/42 (a)	4,000	4,259
CBS Corp.
2.90% 01/15/27 (a)	5,000	4,865
3.70% 06/01/28 (a)	4,000	4,074
Celgene Corp.
3.45% 11/15/27 (a)	2,000	2,082
4.55% 02/20/48 (a)	7,000	7,987
5.00% 08/15/45 (a)	5,000	5,919
Cenovus Energy Inc.
4.25% 04/15/27 (a)	2,000	2,071
5.25% 06/15/37 (a)	3,000	3,136
5.40% 06/15/47 (a)	3,000	3,230
CenterPoint Energy Inc.
2.50% 09/01/22 (a)	13,000	13,020
3.60% 11/01/21 (a)	8,000	8,215
Charter Communications Operating LLC/Charter Communications Operating Capital
3.58% 07/23/20 (a)	18,000	18,159
4.46% 07/23/22 (a)	11,000	11,549
4.91% 07/23/25 (a)	5,000	5,426

See Notes to Schedule of Investments and Notes to Financial Statements.

6	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

5.05% 03/30/29 (a)	12,000	13,239
5.75% 04/01/48 (a)	10,000	11,052
6.38% 10/23/35 (a)	3,000	3,516
6.48% 10/23/45 (a)	5,000	5,946
Chevron Corp.
2.42% 11/17/20 (a)	7,000	7,032
3.19% 06/24/23 (a)	4,000	4,152
Chubb INA Holdings Inc. 4.35% 11/03/45 (a)	8,000	9,318
Church & Dwight Company Inc. 2.45% 08/01/22 (a)	7,000	7,013
Cigna Corp.
3.20% 09/17/20 (a)(h)	10,000	10,092
3.40% 09/17/21 (a)(h)	7,000	7,136
3.75% 07/15/23 (a)(h)	6,000	6,244
4.13% 11/15/25 (a)(h)	7,000	7,446
4.38% 10/15/28 (a)(h)	3,000	3,237
4.80% 08/15/38 (a)(h)	3,000	3,230
4.90% 12/15/48 (a)(h)	3,000	3,276
Cigna Holding Co.
3.25% 04/15/25 (a)	7,000	7,117
3.88% 10/15/47 (a)	6,000	5,590
Cisco Systems Inc. 5.90% 02/15/39 (a)	5,000	6,820
Citigroup Inc.
2.70% 10/27/22 (a)	8,000	8,061
2.90% 12/08/21 (a)	5,000	5,056
4.40% 06/10/25 (a)	5,000	5,341
4.45% 09/29/27 (a)	4,000	4,310
4.65% 07/23/48 (a)	13,000	15,138
4.75% 05/18/46 (a)	9,000	10,182
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter) 2.88% 07/24/23 (a)(b)	7,000	7,085
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter) 3.88% 01/24/39 (a)(b)	7,000	7,290
Citigroup Inc. (4.28% fixed rate until 04/24/47; 1.84% + 3 month USD LIBOR thereafter) 4.28% 04/24/48 (a)(b)	11,000	12,266
Citigroup Inc. (5.88% fixed rate until 03/27/20; 4.06% + 3 month USD LIBOR thereafter) 5.88% 12/29/49 (a)(b)	23,000	23,223
CME Group Inc. 3.75% 06/15/28 (a)	2,000	2,174
CMS Energy Corp. 4.88% 03/01/44 (a)	11,000	12,772
CNA Financial Corp.
3.45% 08/15/27 (a)	5,000	5,072
3.90% 05/01/29 (a)	10,000	10,493

	Principal Amount ($)	Fair Value $
CNH Industrial Capital LLC
3.38% 07/15/19 (a)	8,000	8,002
4.38% 11/06/20 (a)	7,000	7,147
4.88% 04/01/21 (a)	8,000	8,284
CNH Industrial N.V. 3.85% 11/15/27 (a)	11,000	10,985
Columbia Pipeline Group Inc. 3.30% 06/01/20 (a)	7,000	7,047
Comcast Corp.
3.20% 07/15/36 (a)	7,000	6,800
3.38% 08/15/25 (a)	5,000	5,228
3.97% 11/01/47 (a)	11,000	11,524
4.15% 10/15/28 (a)	13,000	14,322
4.25% 10/15/30 (a)	7,000	7,807
4.60% 08/15/45 (a)	3,000	3,401
4.70% 10/15/48 (a)	4,000	4,690
CommonSpirit Health 4.35% 11/01/42 (a)	16,000	16,081
Conagra Brands Inc.
3.80% 10/22/21 (a)	11,000	11,305
5.30% 11/01/38 (a)	3,000	3,251
5.40% 11/01/48 (a)	4,000	4,390
Conagra Brands Inc. 0.75% + 3 month USD LIBOR 3.34% 10/22/20 (a)(b)	9,000	9,001
Concho Resources Inc.
3.75% 10/01/27 (a)	3,000	3,103
4.30% 08/15/28 (a)	3,000	3,236
4.88% 10/01/47 (a)	4,000	4,510
ConocoPhillips Co. 4.30% 11/15/44 (a)	8,000	8,961
Consolidated Edison Company of New York Inc.
2.90% 12/01/26 (a)	12,000	11,996
3.88% 06/15/47 (a)	4,000	4,141
Constellation Brands Inc.
3.70% 12/06/26 (a)	6,000	6,284
4.50% 05/09/47 (a)	8,000	8,360
Continental Resources Inc. 4.50% 04/15/23 (a)	12,000	12,601
Corning Inc. 4.38% 11/15/57 (a)	6,000	5,851
Corporation Andina de Fomento
2.20% 07/18/20 (a)	16,000	15,937
4.38% 06/15/22 (a)	69,000	72,618
Crown Castle International Corp. 5.20% 02/15/49 (a)	6,000	6,884
CSX Corp. 4.50% 03/15/49 - 08/01/54 (a)	14,000	15,570
CubeSmart LP 4.38% 02/15/29 (a)	7,000	7,455
CVS Health Corp.
2.25% 08/12/19 (a)	12,000	11,995
3.13% 03/09/20 (a)	24,000	24,090

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	7

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

3.35% 03/09/21 (a)	11,000	11,153
3.70% 03/09/23 (a)	14,000	14,464
3.88% 07/20/25 (a)	5,000	5,219
4.10% 03/25/25 (a)	7,000	7,384
4.30% 03/25/28 (a)	2,000	2,109
4.78% 03/25/38 (a)	6,000	6,257
5.00% 12/01/24 (a)	6,000	6,542
5.05% 03/25/48 (a)	8,000	8,531
D.R. Horton Inc. 2.55% 12/01/20 (a)	12,000	11,992
Dell International LLC/EMC Corp.
4.00% 07/15/24 (a)(h)	9,000	9,213
4.42% 06/15/21 (a)(h)	11,000	11,327
5.30% 10/01/29 (a)(h)	7,000	7,372
5.45% 06/15/23 (a)(h)	5,000	5,389
6.02% 06/15/26 (a)(h)	5,000	5,506
8.10% 07/15/36 (a)(h)	2,000	2,440
8.35% 07/15/46 (a)(h)	4,000	5,049
Deutsche Bank AG 2.70% 07/13/20 (a)	12,000	11,940
Devon Energy Corp.
4.00% 07/15/21 (a)	13,000	13,449
5.00% 06/15/45 (a)	6,000	6,885
Diageo Investment Corp. 2.88% 05/11/22 (a)	15,000	15,274
Diamondback Energy Inc. 4.75% 11/01/24 (a)	10,000	10,280
Digital Realty Trust LP 3.60% 07/01/29 (a)	10,000	10,152
Discovery Communications LLC
2.20% 09/20/19 (a)	9,000	8,987
2.95% 03/20/23 (a)	17,000	17,146
3.95% 03/20/28 (a)	5,000	5,147
4.95% 05/15/42 (a)	2,000	2,023
5.00% 09/20/37 (a)	3,000	3,134
Dollar Tree Inc.
4.00% 05/15/25 (a)	7,000	7,278
4.20% 05/15/28 (a)	10,000	10,350
Dominion Energy Inc.
2.58% 07/01/20 (a)	9,000	8,991
3.07% 08/15/24 (c)	5,000	5,044
DPL Inc. 4.35% 04/15/29 (a)(h)	10,000	10,144
DTE Energy Co.
2.85% 10/01/26 (a)	8,000	7,911
3.85% 12/01/23 (a)	7,000	7,336
Duke Energy Carolinas LLC 3.95% 03/15/48 (a)	5,000	5,309
Duke Energy Corp.
1.80% 09/01/21 (a)	7,000	6,921
3.55% 09/15/21 (a)	6,000	6,133
3.75% 09/01/46 (a)	3,000	2,933
Duke Energy Progress LLC 4.15% 12/01/44 (a)	11,000	11,912

	Principal Amount ($)	Fair Value $
Duke Realty LP
3.25% 06/30/26 (a)	4,000	4,068
3.38% 12/15/27 (a)	3,000	3,063
DuPont de Nemours Inc.
3.77% 11/15/20 (a)	11,000	11,209
5.32% 11/15/38 (a)	3,000	3,525
5.42% 11/15/48 (a)	3,000	3,649
Duquesne Light Holdings Inc. 3.62% 08/01/27 (a)(h)	11,000	11,029
Eastman Chemical Co.
3.50% 12/01/21 (a)	8,000	8,185
3.60% 08/15/22 (a)	7,000	7,194
4.50% 01/15/21 - 12/01/28 (a)	25,000	26,135
Eaton Corp. 3.10% 09/15/27 (a)	4,000	4,062
Ecolab Inc.
3.25% 12/01/27 (a)	2,000	2,080
3.95% 12/01/47 (a)	4,000	4,309
Eli Lilly & Co.
3.38% 03/15/29 (a)	5,000	5,329
3.70% 03/01/45 (a)	2,000	2,078
3.95% 03/15/49 (a)	8,000	8,659
Emera US Finance LP 4.75% 06/15/46 (a)	3,000	3,237
Enbridge Energy Partners LP 5.50% 09/15/40 (a)	4,000	4,666
Encana Corp. 3.90% 11/15/21 (a)	9,000	9,222
Energy Transfer Operating LP
4.25% 03/15/23 (a)	8,000	8,349
4.50% 04/15/24 (a)	14,000	14,894
4.95% 06/15/28 (a)	4,000	4,375
5.88% 01/15/24 (a)	13,000	14,476
6.13% 12/15/45 (a)	3,000	3,418
6.50% 02/01/42 (a)	8,000	9,418
7.50% 10/15/20 (a)	11,000	11,667
Energy Transfer Partners LP/Regency Energy Finance Corp. 4.50% 11/01/23 (a)	4,000	4,230
Entergy Louisiana LLC
3.05% 06/01/31 (a)	10,000	10,053
4.00% 03/15/33 (a)	3,000	3,304
Enterprise Products Operating LLC
4.20% 01/31/50 (d)	10,000	10,317
4.25% 02/15/48 (a)	7,000	7,232
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter) 5.25% 08/16/77 (a)(b)	7,000	6,682
EOG Resources Inc.
4.10% 02/01/21 (a)	12,000	12,349
5.10% 01/15/36 (a)	4,000	4,706

See Notes to Schedule of Investments and Notes to Financial Statements.

8	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

EPR Properties 4.95% 04/15/28 (a)	4,000	4,302
EQM Midstream Partners LP
4.75% 07/15/23 (a)	2,000	2,079
5.50% 07/15/28 (a)	2,000	2,106
ERP Operating LP 4.50% 07/01/44 (a)	9,000	10,198
Exelon Corp.
3.50% 06/01/22 (a)	9,000	9,218
4.45% 04/15/46 (a)	7,000	7,492
Express Scripts Holding Co. 3.40% 03/01/27 (a)	5,000	5,073
Exxon Mobil Corp. 2.22% 03/01/21 (a)	7,000	7,019
FedEx Corp. 4.10% 02/01/45 (a)	12,000	11,548
Fifth Third Bancorp 3.65% 01/25/24 (a)	12,000	12,608
FirstEnergy Corp. 3.90% 07/15/27 (a)	2,000	2,099
FirstEnergy Transmission LLC 4.55% 04/01/49 (a)(h)	7,000	7,646
Fiserv Inc.
2.75% 07/01/24 (a)	17,000	17,170
3.50% 07/01/29 (a)	5,000	5,149
4.40% 07/01/49 (a)	5,000	5,271
Florida Power & Light Co. 4.13% 02/01/42 (a)	13,000	14,376
Ford Motor Co. 4.35% 12/08/26 (a)	6,000	6,053
General Dynamics Corp.
2.13% 08/15/26 (a)	9,000	8,791
3.00% 05/11/21 (a)	14,000	14,224
3.50% 05/15/25 (a)	6,000	6,386
General Mills Inc.
3.20% 04/16/21 (a)	9,000	9,135
3.70% 10/17/23 (a)	5,000	5,240
4.55% 04/17/38 (a)	2,000	2,128
4.70% 04/17/48 (a)	3,000	3,231
General Motors Co.
5.20% 04/01/45 (a)	3,000	2,871
5.40% 04/01/48 (a)	2,000	1,949
General Motors Financial Company Inc.
2.35% 10/04/19 (a)	12,000	11,991
3.45% 01/14/22 - 04/10/22 (a)	19,000	19,267
3.55% 04/09/21 (a)	14,000	14,206
4.20% 11/06/21 (a)	4,000	4,118
5.25% 03/01/26 (a)	14,000	15,032
Georgia-Pacific LLC 3.60% 03/01/25 (a)(h)	20,000	21,006
Gilead Sciences Inc.
2.55% 09/01/20 (a)	7,000	7,018

	Principal Amount ($)	Fair Value $
2.95% 03/01/27 (a)	3,000	3,051
3.50% 02/01/25 (a)	4,000	4,192
3.65% 03/01/26 (a)	2,000	2,114
4.15% 03/01/47 (a)	9,000	9,448
GlaxoSmithKline Capital Inc.
3.38% 05/15/23 (a)	7,000	7,283
3.63% 05/15/25 (a)	6,000	6,382
GlaxoSmithKline Capital PLC
3.13% 05/14/21 (a)	8,000	8,134
3.38% 06/01/29 (a)	9,000	9,514
Glencore Finance Canada Ltd. 4.95% 11/15/21 (a)(h)	7,000	7,350
Glencore Funding LLC
4.13% 03/12/24 (a)(h)	12,000	12,429
4.88% 03/12/29 (a)(h)	7,000	7,365
Halliburton Co.
3.80% 11/15/25 (a)	5,000	5,247
5.00% 11/15/45 (a)	6,000	6,538
HCA Inc.
4.13% 06/15/29 (a)	5,000	5,150
5.88% 03/15/22 (a)	11,000	12,050
Hess Corp.
5.60% 02/15/41 (a)	4,000	4,309
5.80% 04/01/47 (a)	2,000	2,230
Hewlett Packard Enterprise Co. 6.35% 10/15/45 (a)	5,000	5,536
Highwoods Realty LP
4.13% 03/15/28 (a)	7,000	7,298
4.20% 04/15/29 (a)	11,000	11,491
HSBC Holdings PLC (6.50% fixed rate until 03/23/28; 3.61% + USD 5 year Mid-Market Swap Rate thereafter) 6.50% 12/31/99 (a)(b)	15,000	15,703
Hyundai Capital America 3.10% 04/05/22 (a)(h)	7,000	7,045
Ingersoll-Rand Luxembourg Finance S.A.
3.50% 03/21/26 (a)	11,000	11,359
3.55% 11/01/24 (a)	7,000	7,292
3.80% 03/21/29 (a)	11,000	11,540
Intel Corp.
2.60% 05/19/26 (a)	8,000	8,053
2.88% 05/11/24 (a)	3,000	3,089
International Paper Co. 4.40% 08/15/47 (a)	7,000	6,836
Interstate Power & Light Co. 3.40% 08/15/25 (a)	8,000	8,196
Jabil Inc. 3.95% 01/12/28 (a)	4,000	3,916
Jefferies Group LLC
5.13% 01/20/23 (a)	10,000	10,717
6.50% 01/20/43 (a)	16,000	17,231

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	9

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

John Deere Capital Corp. 2.60% 03/07/24 (a)	10,000	10,118
Johnson & Johnson 3.63% 03/03/37 (a)	5,000	5,351
Johnson Controls International PLC 4.50% 02/15/47 (a)	5,000	5,080
JPMorgan Chase & Co.
2.30% 08/15/21 (a)	20,000	19,970
2.55% 10/29/20 (a)	10,000	10,025
3.30% 04/01/26 (a)	11,000	11,386
3.63% 12/01/27 (a)	5,000	5,160
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter) 3.51% 01/23/29 (a)(b)	7,000	7,257
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter) 3.88% 07/24/38 (a)(b)	7,000	7,327
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90% 01/23/49 (a)(b)	10,000	10,500
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter) 3.96% 01/29/27 (a)(b)	12,000	12,836
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter) 4.01% 04/23/29 (a)(b)	4,000	4,310
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter) 4.03% 07/24/48 (a)(b)	7,000	7,474
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter) 6.10% 10/29/49 (a)(b)	7,000	7,485
JPMorgan Chase & Co. 3.47% + 3 month USD LIBOR 6.05% 12/29/49 (a)(b)	11,000	11,001
Keurig Dr Pepper Inc.
3.55% 05/25/21 (a)	12,000	12,239
4.06% 05/25/23 (a)	7,000	7,351
4.50% 11/15/45 (a)	3,000	3,033

	Principal Amount ($)	Fair Value $
Kinder Morgan Energy Partners LP
3.50% 03/01/21 (a)	18,000	18,257
4.70% 11/01/42 (a)	2,000	2,028
5.30% 09/15/20 (a)	7,000	7,231
6.38% 03/01/41 (a)	9,000	10,938
Kinder Morgan Inc.
3.05% 12/01/19 (a)	8,000	8,012
4.30% 03/01/28 (a)	3,000	3,210
5.05% 02/15/46 (a)	9,000	9,803
Kraft Heinz Foods Co.
2.80% 07/02/20 (a)	7,000	7,012
3.50% 06/06/22 (a)	12,000	12,313
4.38% 06/01/46 (a)	10,000	9,475
L3 Technologies Inc. 3.85% 12/15/26 (a)	6,000	6,303
Lam Research Corp. 4.00% 03/15/29 (a)	11,000	11,722
Lear Corp.
4.25% 05/15/29 (a)	10,000	10,088
5.25% 05/15/49 (a)	5,000	4,941
Liberty Property LP 4.38% 02/01/29 (a)	8,000	8,645
Lincoln National Corp.
3.63% 12/12/26 (a)	4,000	4,170
4.35% 03/01/48 (a)	7,000	7,355
Lockheed Martin Corp. 4.50% 05/15/36 (a)	7,000	8,036
Lowe’s Companies Inc.
3.65% 04/05/29 (a)	12,000	12,529
4.05% 05/03/47 (a)	4,000	3,982
4.55% 04/05/49 (a)	12,000	12,937
LYB International Finance BV 4.88% 03/15/44 (a)	5,000	5,324
Marathon Oil Corp.
2.70% 06/01/20 (a)	14,000	14,008
3.85% 06/01/25 (a)	7,000	7,256
Mars Inc.
2.70% 04/01/25 (a)(h)	9,000	9,183
3.20% 04/01/30 (a)(h)	7,000	7,271
Marsh & McLennan Companies Inc.
3.50% 03/10/25 (a)	7,000	7,275
4.90% 03/15/49 (a)	6,000	7,112
Masco Corp. 3.50% 11/15/27 (a)	2,000	1,978
McDonald’s Corp.
3.70% 01/30/26 (a)	5,000	5,314
3.80% 04/01/28 (a)	9,000	9,673
4.88% 12/09/45 (a)	8,000	9,229
McKesson Corp. 3.65% 11/30/20 (a)	15,000	15,239
Medtronic Inc. 4.63% 03/15/45 (a)	2,000	2,418

See Notes to Schedule of Investments and Notes to Financial Statements.

10	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

Memorial Sloan-Kettering Cancer Center 4.13% 07/01/52 (a)	17,000	18,933
Merck & Company Inc.
2.75% 02/10/25 (a)	7,000	7,180
3.40% 03/07/29 (a)	11,000	11,687
4.00% 03/07/49 (a)	6,000	6,665
MetLife Inc.
4.05% 03/01/45 (a)	3,000	3,217
4.72% 12/15/44 (a)	10,000	11,664
Microsoft Corp.
2.40% 08/08/26 (a)	6,000	6,032
3.45% 08/08/36 (a)	5,000	5,284
3.50% 02/12/35 (a)	3,000	3,198
3.70% 08/08/46 (a)	11,000	11,896
3.95% 08/08/56 (a)	5,000	5,566
4.10% 02/06/37 (a)	4,000	4,565
4.50% 02/06/57 (a)	3,000	3,663
Mitsubishi UFJ Financial Group Inc. 3.54% 07/26/21 (a)	14,000	14,311
Molson Coors Brewing Co.
2.10% 07/15/21 (a)	7,000	6,948
4.20% 07/15/46 (a)	6,000	5,771
Morgan Stanley
2.63% 11/17/21 (a)	15,000	15,090
2.65% 01/27/20 (a)	20,000	20,023
2.75% 05/19/22 (a)	4,000	4,042
3.70% 10/23/24 (a)	7,000	7,379
3.95% 04/23/27 (a)	5,000	5,230
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter) 3.97% 07/22/38 (a)(b)	10,000	10,419
Morgan Stanley (4.43% fixed rate until 01/23/29; 1.63% + 3 month USD LIBOR thereafter) 4.43% 01/23/30 (a)(b)	7,000	7,741
MPLX LP
3.38% 03/15/23 (a)	5,000	5,115
4.50% 04/15/38 (a)	4,000	4,040
4.70% 04/15/48 (a)	6,000	6,107
Mylan Inc. 5.20% 04/15/48 (a)	5,000	4,617
Mylan N.V.
3.15% 06/15/21 (a)	7,000	6,990
3.95% 06/15/26 (a)	2,000	1,931
National Retail Properties Inc. 4.00% 11/15/25 (a)	6,000	6,343
New York Life Insurance Co. 4.45% 05/15/69 (a)(h)	5,000	5,515
Newfield Exploration Co. 5.75% 01/30/22 (a)	16,000	17,148

	Principal Amount ($)	Fair Value $
Newmont Goldcorp Corp. 4.88% 03/15/42 (a)	7,000	7,825
Nexen Inc. 6.40% 05/15/37 (a)	7,000	9,343
NextEra Energy Capital Holdings Inc. 3.25% 04/01/26 (a)	11,000	11,303
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter) 5.65% 05/01/79 (a)(b)	7,000	7,208
Noble Energy Inc.
3.85% 01/15/28 (a)	12,000	12,237
3.90% 11/15/24 (a)	4,000	4,171
5.05% 11/15/44 (a)	3,000	3,189
Nordstrom Inc. 5.00% 01/15/44 (a)	2,000	1,864
Norfolk Southern Corp. 3.95% 10/01/42 (a)	6,000	6,166
Northern States Power Co. 2.20% 08/15/20 (a)	23,000	23,006
Northrop Grumman Corp.
2.55% 10/15/22 (a)	5,000	5,028
3.85% 04/15/45 (a)	4,000	4,121
4.03% 10/15/47 (a)	3,000	3,199
Novartis Capital Corp. 3.00% 11/20/25 (a)	3,000	3,099
Nucor Corp.
3.95% 05/01/28 (a)	6,000	6,463
4.13% 09/15/22 (a)	6,000	6,326
Nutrien Ltd.
4.00% 12/15/26 (a)	3,000	3,136
4.90% 06/01/43 (a)	6,000	6,545
Occidental Petroleum Corp.
4.10% 02/15/47 (a)	6,000	5,945
4.20% 03/15/48 (a)	3,000	3,029
Omnicom Group Inc./Omnicom Capital Inc. 3.63% 05/01/22 (a)	7,000	7,221
Oncor Electric Delivery Company LLC 3.80% 09/30/47 (a)	2,000	2,117
Oracle Corp.
2.40% 09/15/23 (a)	4,000	4,028
2.65% 07/15/26 (a)	7,000	7,028
3.80% 11/15/37 (a)	3,000	3,170
4.00% 07/15/46 - 11/15/47 (a)	15,000	16,104
Oshkosh Corp. 5.38% 03/01/25 (a)	6,000	6,228
Owens Corning 4.40% 01/30/48 (a)	5,000	4,282

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	11

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

PacifiCorp 6.25% 10/15/37 (a)	4,000	5,391
Packaging Corporation of America 3.40% 12/15/27 (a)	3,000	3,037
Parker-Hannifin Corp.
2.70% 06/14/24 (a)	5,000	5,075
3.25% 06/14/29 (a)	5,000	5,196
PepsiCo Inc. 3.45% 10/06/46 (a)	6,000	6,167
Petroleos Mexicanos
5.35% 02/12/28 (a)	10,000	9,087
5.63% 01/23/46 (a)	10,000	8,055
6.35% 02/12/48 (a)	10,000	8,575
6.38% 01/23/45 (a)	12,000	10,263
6.50% 03/13/27 (a)	15,000	14,791
Pfizer Inc.
3.00% 12/15/26 (a)	5,000	5,157
3.20% 09/15/23 (a)	6,000	6,236
3.45% 03/15/29 (a)	9,000	9,521
3.60% 09/15/28 (a)	7,000	7,560
3.90% 03/15/39 (a)	5,000	5,384
4.00% 03/15/49 (a)	8,000	8,705
4.40% 05/15/44 (a)	4,000	4,570
Philip Morris International Inc.
3.38% 08/15/29 (a)	14,000	14,417
4.13% 03/04/43 (a)	7,000	7,148
Phillips 66 3.90% 03/15/28 (a)	7,000	7,379
Phillips 66 Partners LP
3.75% 03/01/28 (a)	3,000	3,063
4.68% 02/15/45 (a)	6,000	6,183
Plains All American Pipeline LP/PAA Finance Corp.
3.65% 06/01/22 (a)	11,000	11,261
4.70% 06/15/44 (a)	6,000	5,774
5.75% 01/15/20 (a)	8,000	8,135
PPL Capital Funding Inc. 3.10% 05/15/26 (a)	12,000	11,966
Precision Castparts Corp. 4.38% 06/15/45 (a)	10,000	11,359
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter) 5.70% 09/15/48 (a)(b)	12,000	12,896
Public Service Company of Colorado 3.70% 06/15/28 (a)	7,000	7,546
Public Service Electric & Gas Co. 2.38% 05/15/23 (a)	20,000	20,072
QUALCOMM Inc.
2.90% 05/20/24 (a)	2,000	2,030
3.00% 05/20/22 (a)	5,000	5,093

	Principal Amount ($)	Fair Value $
3.25% 05/20/27 (a)	2,000	2,038
4.30% 05/20/47 (a)	3,000	3,154
Realty Income Corp. 3.00% 01/15/27 (a)	5,000	5,023
Regions Financial Corp. 3.80% 08/14/23 (a)	7,000	7,329
Reynolds American Inc. 4.45% 06/12/25 (a)	4,000	4,243
Rio Tinto Finance USA PLC 4.13% 08/21/42 (a)	6,000	6,703
Rockwell Automation Inc. 4.20% 03/01/49 (a)	6,000	6,776
Rockwell Collins Inc. 3.50% 03/15/27 (a)	3,000	3,133
Rogers Communications Inc. 5.00% 03/15/44 (a)	4,000	4,639
RPM International Inc. 3.75% 03/15/27 (a)	2,000	2,027
Ryder System Inc.
2.45% 09/03/19 (a)	26,000	25,983
3.65% 03/18/24 (a)	8,000	8,359
Sabine Pass Liquefaction LLC
4.20% 03/15/28 (a)	4,000	4,200
5.00% 03/15/27 (a)	2,000	2,194
Santander Holdings USA Inc.
2.65% 04/17/20 (a)	19,000	18,996
3.70% 03/28/22 (a)	12,000	12,276
4.40% 07/13/27 (a)	4,000	4,178
Schlumberger Holdings Corp. 3.90% 05/17/28 (a)(h)	11,000	11,440
Selective Insurance Group Inc. 5.38% 03/01/49 (a)	8,000	8,935
Sempra Energy
3.80% 02/01/38 (a)	2,000	1,933
4.00% 02/01/48 (a)	4,000	3,911
Shell International Finance BV
2.38% 08/21/22 (a)	11,000	11,082
3.75% 09/12/46 (a)	7,000	7,412
4.13% 05/11/35 (a)	8,000	8,875
Shire Acquisitions Investments Ireland DAC
2.40% 09/23/21 (a)	7,000	6,989
2.88% 09/23/23 (a)	3,000	3,030
3.20% 09/23/26 (a)	3,000	3,024
Simon Property Group LP 3.38% 06/15/27 (a)	4,000	4,157
Smithfield Foods Inc.
2.70% 01/31/20 (a)(h)	8,000	7,976
Southern California Edison Co.
2.40% 02/01/22 (a)	16,000	15,889
2.90% 03/01/21 (a)	11,000	11,015
4.20% 03/01/29 (a)	11,000	11,699

See Notes to Schedule of Investments and Notes to Financial Statements.

12	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

Southern Company Gas Capital Corp. 4.40% 05/30/47 (a)	2,000	2,115
Southern Copper Corp. 5.88% 04/23/45 (a)	8,000	9,490
Southwestern Electric Power Co. 2.75% 10/01/26 (a)	7,000	6,873
Spectra Energy Partners LP
3.38% 10/15/26 (a)	2,000	2,038
4.50% 03/15/45 (a)	3,000	3,174
Spirit Realty LP 4.00% 07/15/29 (a)	10,000	10,119
Starbucks Corp. 4.00% 11/15/28 (a)	6,000	6,538
Steel Dynamics Inc. 4.13% 09/15/25 (a)	10,000	10,009
Sumitomo Mitsui Financial Group Inc. 2.78% 07/12/22 (a)	11,000	11,116
Suncor Energy Inc. 4.00% 11/15/47 (a)	3,000	3,107
Sunoco Logistics Partners Operations LP 5.30% 04/01/44 (a)	5,000	5,161
Sysco Corp. 3.25% 07/15/27 (a)	4,000	4,076
Tampa Electric Co. 4.35% 05/15/44 (a)	13,000	13,979
Target Corp.
2.50% 04/15/26 (a)	5,000	5,038
3.38% 04/15/29 (a)	12,000	12,734
Teck Resources Ltd. 5.40% 02/01/43 (a)	12,000	12,426
Teva Pharmaceutical Finance Netherlands III BV
1.70% 07/19/19 (a)	46,000	45,902
2.20% 07/21/21 (a)	8,000	7,597
Texas Instruments Inc. 3.88% 03/15/39 (a)	6,000	6,528
The Allstate Corp. 4.20% 12/15/46 (a)	3,000	3,344
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter) 5.75% 08/15/53 (a)(b)	18,000	18,871
The Bank of New York Mellon Corp. (2.66% fixed rate until 05/16/22; 0.63% + 3 month USD LIBOR thereafter)
2.66% 05/16/23 (a)(b)	5,000	5,038
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63% 12/29/49 (a)(b)	6,000	5,989

	Principal Amount ($)	Fair Value $
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65% 12/31/99 (a)(b)	14,000	13,375
The Boeing Co.
3.25% 03/01/28 (a)	3,000	3,115
The Cleveland Electric Illuminating Co.
4.55% 11/15/30 (a)(h)	14,000	15,441
The Dow Chemical Co.
4.25% 10/01/34 (a)	5,000	5,226
5.55% 11/30/48 (a)(h)	4,000	4,750
The George Washington University
4.13% 09/15/48 (a)	8,000	8,971
The Goldman Sachs Group Inc.
3.50% 11/16/26 (a)	12,000	12,285
3.85% 01/26/27 (a)	4,000	4,179
4.25% 10/21/25 (a)	2,000	2,121
5.15% 05/22/45 (a)	5,000	5,712
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter)
2.88% 10/31/22 (a)(b)	7,000	7,055
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91% 06/05/23 (a)(b)	11,000	11,115
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81% 04/23/29 (a)(b)	4,000	4,159
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02% 10/31/38 (a)(b)	6,000	6,178
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22% 05/01/29 (a)(b)	11,000	11,773
The Hartford Financial Services Group Inc. 2.13% + 3 month USD LIBOR
4.64% 02/12/47 (a)(b)(h)	10,000	8,460
The Home Depot Inc.
3.50% 09/15/56 (a)	7,000	6,909
3.90% 12/06/28 (a)	6,000	6,612
4.50% 12/06/48 (a)	4,000	4,718

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	13

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

The Interpublic Group of Companies Inc.
3.75% 10/01/21 (a)	10,000	10,279
The Kroger Co.
2.95% 11/01/21 (a)	14,000	14,161
4.65% 01/15/48 (a)	4,000	4,020
The Mosaic Co.
5.63% 11/15/43 (a)	3,000	3,303
The Sherwin-Williams Co.
2.25% 05/15/20 (a)	7,000	6,986
2.75% 06/01/22 (a)	7,000	7,071
The Southern Co.
4.40% 07/01/46 (a)	4,000	4,223
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63% 09/15/31 (a)(b)	10,000	10,166
The Walt Disney Co.
3.38% 11/15/26 (a)(h)	5,000	5,251
4.50% 02/15/21 (a)(h)	7,000	7,263
4.75% 11/15/46 (a)(h)	4,000	4,930
6.65% 11/15/37 (a)(h)	8,000	11,493
The Williams Companies Inc.
3.75% 06/15/27 (a)	3,000	3,100
4.85% 03/01/48 (a)	7,000	7,490
4.90% 01/15/45 (a)	5,000	5,242
5.40% 03/04/44 (a)	4,000	4,443
Time Warner Cable LLC
4.50% 09/15/42 (a)	3,000	2,789
6.55% 05/01/37 (a)	5,000	5,743
Total Capital International S.A.
3.46% 02/19/29 (a)	12,000	12,767
TransCanada PipeLines Ltd.
4.25% 05/15/28 (a)	12,000	12,972
4.88% 01/15/26 (a)	3,000	3,341
Transcontinental Gas Pipe Line Company LLC
4.00% 03/15/28 (a)	6,000	6,298
TWDC Enterprises 18 Corp.
4.13% 06/01/44 (a)	6,000	6,819
Tyco Electronics Group S.A.
2.35% 08/01/19 (a)	16,000	15,995
3.13% 08/15/27 (a)	5,000	5,007
Tyson Foods Inc.
2.65% 08/15/19 (a)	7,000	7,000
4.00% 03/01/26 (a)	12,000	12,773
4.55% 06/02/47 (a)	2,000	2,090
U.S. Bancorp
3.15% 04/27/27 (a)	10,000	10,384
U.S. Bancorp (5.13% fixed rate until 01/15/21; 3.49% + 3 month USD LIBOR thereafter)
5.13% 12/29/49 (a)(b)	36,000	36,721

	Principal Amount ($)	Fair Value $
Union Pacific Corp.
3.20% 06/08/21 (a)	14,000	14,261
3.50% 06/08/23 (a)	12,000	12,505
3.60% 09/15/37 (a)	3,000	3,034
3.70% 03/01/29 (a)	5,000	5,373
4.10% 09/15/67 (a)	5,000	4,998
4.30% 03/01/49 (a)	5,000	5,530
United Technologies Corp.
3.13% 05/04/27 (a)	10,000	10,283
3.65% 08/16/23 (a)	7,000	7,336
3.95% 08/16/25 (a)	2,000	2,155
4.13% 11/16/28 (a)	2,000	2,196
4.15% 05/15/45 (a)	5,000	5,377
4.45% 11/16/38 (a)	4,000	4,486
4.50% 06/01/42 (a)	4,000	4,511
UnitedHealth Group Inc.
4.45% 12/15/48 (a)	12,000	13,789
4.75% 07/15/45 (a)	8,000	9,480
Vale Overseas Ltd.
4.38% 01/11/22 (a)	6,000	6,185
6.25% 08/10/26 (a)	12,000	13,623
Vale S.A.
5.63% 09/11/42 (a)	5,000	5,365
Valero Energy Corp.
4.00% 04/01/29 (a)	14,000	14,673
Valero Energy Partners LP
4.38% 12/15/26 (a)	8,000	8,552
Ventas Realty LP
3.25% 10/15/26 (a)	16,000	16,076
Verizon Communications Inc.
3.38% 02/15/25 (a)	4,000	4,176
3.88% 02/08/29 (a)	4,000	4,290
4.33% 09/21/28 (a)	7,000	7,753
4.40% 11/01/34 (a)	12,000	13,319
4.52% 09/15/48 (a)	6,000	6,718
4.67% 03/15/55 (a)	6,000	6,800
4.86% 08/21/46 (a)	12,000	13,969
5.01% 04/15/49 (a)	5,000	5,949
5.25% 03/16/37 (a)	5,000	5,995
Viacom Inc.
3.45% 10/04/26 (a)	7,000	6,996
4.38% 03/15/43 (a)	5,000	4,892
4.50% 03/01/21 (a)	30,000	30,920
5.25% 04/01/44 (a)	3,000	3,275
Virginia Electric & Power Co.
4.00% 11/15/46 (a)	7,000	7,390
Visa Inc.
3.15% 12/14/25 (a)	4,000	4,198
4.30% 12/14/45 (a)	7,000	8,239
Vistra Operations Company LLC
3.55% 07/15/24 (a)(h)	17,000	17,141
Vodafone Group PLC
4.38% 05/30/28 (a)	8,000	8,648

See Notes to Schedule of Investments and Notes to Financial Statements.

14	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

5.25% 05/30/48 (a)	4,000	4,406
Vornado Realty LP
3.50% 01/15/25 (a)	4,000	4,099
Vulcan Materials Co. 3.90% 04/01/27 (a)	4,000	4,109
Walgreen Co. 4.40% 09/15/42 (a)	4,000	3,806
Walmart Inc.
3.63% 12/15/47 (a)	6,000	6,411
3.70% 06/26/28 (a)	7,000	7,637
3.95% 06/28/38 (a)	3,000	3,344
4.05% 06/29/48 (a)	7,000	8,014
WEC Energy Group Inc. 3.55% 06/15/25 (a)	10,000	10,501
Wells Fargo & Co.
3.90% 05/01/45 (a)	3,000	3,220
4.15% 01/24/29 (a)	14,000	15,234
4.75% 12/07/46 (a)	14,000	15,940
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter) 3.20% 06/17/27 (a)(b)	15,000	15,332
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter) 5.88% 12/29/49 (a)(b)	15,000	16,262
Wells Fargo & Co. (5.90% fixed rate until 06/15/24; 3.11% + 3 month USD LIBOR thereafter) 5.90% 12/29/49 (a)(b)	15,000	15,717
Wells Fargo & Co. 3.77% + 3 month USD LIBOR 6.18% 03/29/49 (a)(b)	16,000	16,120
Western Midstream Operating LP
4.00% 07/01/22 (a)	11,000	11,161
5.38% 06/01/21 (a)	10,000	10,395
Willis North America Inc. 3.60% 05/15/24 (a)	6,000	6,188
WPP Finance 2010 3.75% 09/19/24 (a)	10,000	10,341
WRKCo Inc. 3.00% 09/15/24 (a)	4,000	4,034
Xilinx Inc. 2.95% 06/01/24 (a)	5,000	5,073
Zoetis Inc.
3.00% 09/12/27 (a)	3,000	3,016
3.90% 08/20/28 (a)	6,000	6,445

		5,414,558

Non-Agency Collateralized Mortgage Obligations - 2.7%
Banc of America Commercial Mortgage Trust 2016-UBS10 5.07% 07/15/49 (a)(b)	23,000	25,066

	Principal Amount ($)	Fair Value $
BANK 2018-BNK11 4.50% 03/15/61 (a)(b)	12,000	12,931
BANK 2019-BNK17 4.67% 04/15/52 (a)(b)	10,000	10,803
Citigroup Commercial Mortgage Trust 2016-P6 4.03% 12/10/49 (a)(b)	31,273	33,459
Citigroup Commercial Mortgage Trust 2018-C5 4.51% 06/10/51 (a)(b)	21,000	22,892
COMM 2014-CR14 Mortgage Trust 4.53% 02/10/47 (a)(b)	25,000	26,854
GS Mortgage Securities Trust 2016-GS3 2.85% 10/10/49 (a)	33,000	33,554
GS Mortgage Securities Trust 2017-GS8 3.47% 11/10/50 (a)	63,977	67,429
GS Mortgage Securities Trust 2018-GS9 4.14% 03/10/51 (a)(b)	25,000	27,161
JPMBB Commercial Mortgage Securities Trust 2013-C12 4.18% 07/15/45 (a)(b)	15,000	15,840
JPMBB Commercial Mortgage Securities Trust 2015-C32 4.82% 11/15/48 (a)(b)	20,000	21,086
LB-UBS Commercial Mortgage Trust 2007-C6 6.11% 07/15/40 (a)(b)	148	148
6.11% 07/15/40 (a)(h)	295	295
MASTR Alternative Loan Trust 2003-5 5.00% 08/25/18 (a)(e)	741	13
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21 1.06% 03/15/48 (a)(b)(e)	377,326	15,127
Morgan Stanley Capital I Trust 2006-IQ11 6.38% 10/15/42 (a)(b)	50,000	50,641
UBS Commercial Mortgage Trust 2018-C12 4.79% 08/15/51 (a)(b)	17,000	18,933
Wells Fargo Commercial Mortgage Trust 2019-C50 4.35% 05/15/52 (a)	15,000	15,841
WFRBS Commercial Mortgage Trust 2013-C17 4.26% 12/15/46 (a)	25,000	26,592
WFRBS Commercial Mortgage Trust 2014-LC14 4.35% 03/15/47 (a)(b)	58,000	62,271

		486,936

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	15

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($)	Fair Value $

Sovereign Bonds - 0.4%
Government of Mexico
4.00% 10/02/23 (a)	12,000	12,528
4.75% 03/08/44 (a)	20,000	20,892
Government of Peru 5.63% 11/18/50 (a)	11,000	15,175
Government of Uruguay 5.10% 06/18/50 (a)	14,040	15,813
Panama Notas del Tesoro 3.75% 04/17/26 (a)(h)	11,000	11,428

		75,836

Municipal Bonds and Notes - 0.8%
American Municipal Power Inc. 6.27% 02/15/50 (a)	15,000	20,146
New Jersey Transportation Trust Fund Authority 6.88% 12/15/39 (a)	15,000	15,034
Port Authority of New York & New Jersey 4.46% 10/01/62 (a)	25,000	29,915
State of California
4.60% 04/01/38 (a)	15,000	16,380
5.70% 11/01/21 (a)	40,000	43,450
State of Illinois 5.10% 06/01/33 (a)	10,000	10,531
The University of Texas System 3.35% 08/15/47 (a)	10,000	10,166

		145,622

Total Bonds and Notes (Cost $16,934,011)		17,508,186

	Number of Shares	Fair Value $

Domestic Equity - 0.1%
Preferred Stock - 0.1%
Wells Fargo & Co. 3.09% + 3 month USD LIBOR (Cost $23,300) (a)(b)	932	24,474

Total Investments in Securities (Cost $16,949,097)		17,532,660

Short-Term Investments - 23.1%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.35% (Cost $4,107,770) (a)(g)(i)	4,107,770	4,107,770

Total Investments (Cost $21,056,867)		21,640,430

Liabilities in Excess of Other Assets, net - (21.4)%		(3,820,542)

NET ASSETS - 100.0%		17,819,888

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Appreciation/ Depreciation

Buy Protection
Markit CDX North America Investment Grade Index	Intercontinental Exchange	$71	1.00%/ Quarterly	06/20/24	$(1,510)	$(1,374)	$(136)

Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$657	5.00%/ Quarterly	06/20/24	$49,268	$39,151	$10,117

							$9,981

See Notes to Schedule of Investments and Notes to Financial Statements.

16	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — June 30, 2019 (Unaudited)

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000s omitted)	Fund Pays/ Receives Fixed Rate/ Payment Frequency	Floating Rate	Contract Annual Fixed Rate	Termination Date	Market Value	Unamortized Upfront Payments Received	Unrealized Depreciation

CME Group, Inc.	$883	Pays/ Quarterly	3 Month U.S. Dollar LIBOR	3.05%	11/19/21	$(26,453)	$—	$(26,453)
CME Group, Inc.	884	Pays/ Quarterly	3 Month U.S. Dollar LIBOR	3.06%	11/19/21	(26,553)	—	(26,553)

								$(53,006)

								$(43,025)

The Fund had the following long futures contracts open at June 30, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation

2 Yr. U.S. Treasury Notes Futures	September 2019	15	$3,206,776	$3,227,695	$20,919
5 Yr. U.S. Treasury Notes Futures	September 2019	11	1,280,810	1,299,719	18,909
10 Yr. U.S. Treasury Notes Futures	September 2019	12	1,511,303	1,535,624	24,321

					$64,149

The Fund had the following short futures contracts open at June 30, 2019:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Depreciation

U.S. Long Bond Futures	September 2019	2	$(304,371)	$(311,187)	$(6,816)
10 Yr. U.S. Treasury Ultra Futures	September 2019	5	(674,834)	(690,625)	(15,791)

					$(22,607)

					$41,542

During the period ended June 30, 2019, average notional values related to derivative contracts were as follows:

	Purchased Put Options	Purchased Call Options	Written Put Options	Written Call Options	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts	Interest Rate Swap Contracts

Average Notional Value	$536	$—	$54	$—	$6,174,503	$912,913	$588,517	$1,766,945

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	17

State Street Income V.I.S. Fund

Notes to Schedule of Investments

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At June 30, 2019, all or a portion of this security was pledged to cover collateral requirements for futures, options, swaps and/or TBAs.
(b)

Variable Rate Security - Interest rate shown is rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(c)	Step coupon bond.
(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(e)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(f)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Coupon amount represents effective yield.
(h)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities amounted to $377,047 or 2.12% of the net assets of the State Street Income V.I.S. Fund. These securities have been determined to be liquid using procedures established by the State Street Variable Insurance Series Funds, Inc.’s Board of Directors.

(i)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of June 30, 2019.

Abbreviations:

CMT - Constant Maturity Treasury

LIBOR - London Interbank Offered Rate

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

STRIPS - Separate Trading of Registered Interest and Principal of Security

TBA - To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2019:

Investments	Level 1	Level 2	Level 3	Total

Investments in Securities
U.S. Treasuries	$—	$4,612,056	$—	$4,612,056
Agency Mortgage Backed	—	5,999,383	—	5,999,383
Agency Collateralized Mortgage Obligations	—	253,565	—	253,565
Asset Backed	—	520,230	—	520,230
Corporate Notes	—	5,414,558	—	5,414,558
Non-Agency Collateralized Mortgage Obligations	—	486,936	—	486,936
Sovereign Bonds	—	75,836	—	75,836
Municipal Bonds and Notes	—	145,622	—	145,622
Preferred Stock	24,474	—	—	24,474
Short-Term Investments	4,107,770	—	—	4,107,770

Total Investments in Securities	$4,132,244	$17,508,186	$—	$21,640,430

Other Financial Instruments
Credit Default Swap Contracts - Unrealized Appreciation	$—	$10,117	$—	$10,117
Credit Default Swap Contracts - Unrealized Depreciation	—	(136)	—	(136)
Interest Rate Swap Contracts - Unrealized Depreciation	—	(53,006)	—	(53,006)
Long Futures Contracts - Unrealized Appreciation	64,149	—	—	64,149
Short Futures Contracts - Unrealized Depreciation	(22,607)	—	—	(22,607)

Total Other Financial Instruments	$41,542	$(43,025)	$—	$(1,483)

See Notes to Schedule of Investments and Notes to Financial Statements.

18	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Notes to Schedule of Investments, continued — June 30, 2019 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income

State Street Institutional U.S. Government Money Market Fund - Class G Shares	3,131,172	$3,131,172	$6,400,499	$5,423,901	4,107,770	$4,107,770	$43,965

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	19

State Street Income V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/19†		12/31/18	12/31/17	12/31/16	12/31/15*		12/31/14*
Inception date								1/3/95

Net asset value, beginning of period	$11.07		$11.49	$11.37	$11.25	$11.56		$11.25

Income/(loss) from investment operations:
Net investment income	0.13	(a)	0.25 (a)	0.19 (a)	0.24	0.25		0.27
Net realized and unrealized gains/(losses) on investments	0.57		(0.41)	0.18	0.09	(0.30)		0.31

Total income/(loss) from investment operations	0.70		(0.16)	0.37	0.33	(0.05)		0.58

Less distributions from:
Net investment income	—		0.26	0.25	0.21	0.26		0.27

Total distributions	—		0.26	0.25	0.21	0.26		0.27

Net asset value, end of period	$11.77		$11.07	$11.49	$11.37	$11.25		$11.56

Total Return(b)	6.32%		(1.42)%	3.25%	2.98%	(0.42)%		5.12%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$17,820		$18,685	$21,847	$25,582	$28,375		$32,668

Ratios to average net assets:
Net expenses	1.04	%**	1.00%	1.36%	1.15%	1.06	%(c)	0.91	%(d)
Gross expenses	1.04	%**	1.00%	1.36%	1.15%	1.11%		0.91%
Net investment income	2.27	%**	2.25%	1.62%	1.98%	2.06%		2.14%
Portfolio turnover rate	58%		182%	255%	220%	241%		282%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	Reflects a voluntary reimbursement of other operating expenses by GE Asset Management, Inc., the Fund’s investment adviser and administrator prior to July 1, 2016.
(d)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

20	Financial Highlights

State Street Income V.I.S. Fund

Statement of Assets and Liabilities — June 30, 2019 (Unaudited)

Assets
Investments in securities, at fair value (cost $16,949,097)	$17,532,660
Short-term affiliated investments, at fair value	4,107,770
Cash collateral on deposit with broker for swap contracts	6,838
Receivable for investments sold	4,302,729
Income receivables	97,346
Receivable for fund shares sold	514
Income receivable from affiliated investments	7,905
Receivable for accumulated variation margin on swap contracts	50,271
Receivable for accumulated variation margin on futures contracts	41,594

Total assets	26,147,627

Liabilities
Net cash collateral on futures contracts due to broker	41,682
Payable for investments purchased	8,187,142
Payable for fund shares redeemed	7,709
Payable for accumulated variation margin on swap contracts	55,355
Payable to the Adviser	7,311
Payable for custody, fund accounting and sub-administration fees	7,703
Accrued other expenses	20,837

Total liabilities	8,327,739

Net Assets	$17,819,888

Net Assets Consist of:
Capital paid in	$17,332,580
Total distributable earnings (loss)	487,308

Net Assets	$17,819,888

Shares outstanding ($0.01 par value; unlimited shares authorized)	1,514,211
Net asset value per share	$11.77

The accompanying Notes are an integral part of these financial statements.

Statements of Assets and Liabilities	21

State Street Income V.I.S. Fund

Statement of Operations — For the period ended June 30, 2019 (Unaudited)

Investment Income
Income
Dividend	$683
Interest	256,606
Income from affiliated investments	43,965

Total income	301,254

Expenses
Advisory and administration fees	45,476
Directors’ fees	9,209
Custody, fund accounting and sub-administration fees	13,234
Professional fees	17,533
Printing and shareholder reports	8,749
Other expenses	778

Total Expenses	94,979

Net investment income	$206,275

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$209,614
Futures	75,408
Written options	248
Swap contracts	6,478
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	657,216
Futures	(23,828)
Swap contracts	(12,824)

Net realized and unrealized gain (loss) on investments	912,312

Net Increase in Net Assets Resulting from Operations	$1,118,587

The accompanying Notes are an integral part of these financial statements.

22	Statement of Operations

State Street Income V.I.S. Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019*	Year Ended December 31, 2018
Increase (Decrease) in Net Assets

Operations:
Net investment income	$206,275	$446,877
Net realized gain (loss) on investments, futures, written options and swap contracts	291,748	(470,496)
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	620,564	(306,952)

Net increase (decrease) from operations	1,118,587	(330,571)

Distributions to shareholders:
Total distributions	—	(420,122)

Increase (decrease) in assets from operations and distributions	1,118,587	(750,693)

Share transactions:
Proceeds from sale of shares	97,069	412,104
Value of distributions reinvested	—	420,122
Cost of shares redeemed	(2,081,247)	(3,243,066)

Net increase (decrease) from share transactions	(1,984,178)	(2,410,840)

Total increase (decrease) in net assets	(865,591)	(3,161,533)

Net Assets
Beginning of period	18,685,479	21,847,012

End of period	$17,819,888	$18,685,479

Changes in Fund Shares
Shares sold	8,547	36,818
Issued for distributions reinvested	—	38,089
Shares redeemed	(182,520)	(288,624)

Net decrease in fund shares	(173,973)	(213,717)

*	Unaudited.

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	23

State Street Income V.I.S. Fund

Notes to Financial Statements — June 30, 2019 (Unaudited)

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund (the “Fund”) and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•

Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

24	Notes to Financial Statements

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2019 (Unaudited)

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.

•

Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019 is disclosed in the Fund’s Schedule of Investments.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Foreign Currency Translation  The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars

Notes to Financial Statements	25

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2019 (Unaudited)

using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes  The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2019, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Distributions  The Fund declares and pays any dividends from net investment income annually.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Securities and Other Investments

Delayed Delivery Transactions and When-Issued Securities  During the period ended June 30, 2019, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions  The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

4.	Derivative Financial Instruments

Futures Contracts  The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum

26	Notes to Financial Statements

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2019 (Unaudited)

initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the period ended June 30, 2019, the Fund entered into futures contracts to manage interest rate risk.

Options on Futures Contracts The Fund may purchase and write options, including options on futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase the Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund’s exposure to the underlying instrument. The Fund will not enter into a transaction involving options for speculative purposes. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

For the period ended June 30, 2019, the Fund purchased and wrote options in order to manage interest rate risk.

Credit Default Swaps During the period ended June 30, 2019, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation.

As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of

Notes to Financial Statements	27

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2019 (Unaudited)

amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest Rate Swaps Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the period ended June 30, 2019, the Fund entered into interest rate swaps in order to manage interest rate risk.

The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2019 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Income V.I.S. Fund
Futures Contracts	$41,594	$—	$—	$—	$—	$41,594
Swap Contracts	—	—	50,271	—	—	50,271

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Income V.I.S. Fund
Swap Contracts	(53,823)	—	(1,532)	—	—	(55,355)
Realized Gain/Loss

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Income V.I.S. Fund
Futures Contracts	$75,408	$—	$—	$—	$—	$75,408
Swap Contracts	(3,703)	—	10,181	—	—	6,478
Purchased Option Contracts(a)	(2,099)	—	—	—	—	(2,099)
Written Option Contracts	248	—	—	—	—	248

(a)	Purchased options are included in net realized gain (loss) from investments.

28	Notes to Financial Statements

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2019 (Unaudited)

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Income V.I.S. Fund
Futures Contracts	$(23,828)	$—	$—	$—	$—	$(23,828)
Swap Contracts	(30,132)	—	17,308	—	—	(12,824)

5.	Fees and Transactions with Affiliates

Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.50%.

Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.

Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2019 are disclosed in the Schedule of Investments.

6.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

7.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2019 were as follows:

U.S. Government Securities
Purchases	Sales
$36,172,339	$34,988,072

Non-U.S. Government Securities
Purchases	Sales
$2,139,228	$4,658,554

8.	Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Notes to Financial Statements	29

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2019 (Unaudited)

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$21,128,348	$677,877	$167,278	$510,599

9.	Line of Credit

The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless otherwise extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Fund had no outstanding loans as of June 30, 2019.

10.	Risks

Concentration Risk  As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.

Interest Rate Risk  Is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of the Fund’s investments.

Foreign and Emerging Markets Risk  Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk  In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

11.	Change in Accounting Principle

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) — Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities held at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The adoption resulted in a change in accounting principle, since the Fund had historically amortized such premiums to maturity for U.S. GAAP. Accordingly, the Fund has adopted ASU 2017-08 to amend the premium amortization period for certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition

30	Notes to Financial Statements

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2019 (Unaudited)

provisions of the standard, the Fund applied the amendments on a modified retrospective basis by recognizing a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments by $8,497.

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total accumulated earnings (loss) or the net asset value of the Fund. With respect to the Fund’s results of operations, amortization of premium to first call date accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Notes to Financial Statements	31

State Street Income V.I.S. Fund

Other Information — June 30, 2019 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Fund’s website at http://www.ssga.com/geam, or (iii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Fund’s schedule of investments are available upon request, without charge, by calling 1-800-242-0134 and on the Fund’s website at http://www.ssga.com/geam.

32	Other Information

State Street Income V.I.S. Fund

Other Information — June 30, 2019 (Unaudited), continued

Director Considerations in Approving Continuation of Investment Advisory Agreement1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (commonly referred to as, the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met in person on April 10, 2019 and May 15, 2019, including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to State Street Income V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Directors, as well as the Directors who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Directors were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Agreement. Following the April 10, 2019 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 15, 2019 meeting. The Independent Directors considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:

¡

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2018, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

¡

Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

¡	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and

¡	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and

[1]

The Independent Directors have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.

Other Information	33

State Street Income V.I.S. Fund

Other Information — June 30, 2019 (Unaudited), continued

•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Fund.

Information about the Adviser

•	Reports detailing the financial results and condition of SSGA FM and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;

•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;

•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;

•

A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);

•

Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;

•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;

•

Draft responses to a letter from independent legal counsel to the Independent Directors (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:

¡

SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2018; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2018;

¡	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and

¡

State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;

•

Information from SSGA FM, State Street and the Distributor with respect to the Fund providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 15, 2019;

34	Other Information

State Street Income V.I.S. Fund

Other Information — June 30, 2019 (Unaudited), continued

•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.

The Independent Directors were assisted throughout the contract review process by their Independent Counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 15, 2019 the Board, including a majority of the Independent Directors, voted to approve the continuation of the Agreement effective June 1, 2019, for an additional year with respect to the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the extensive experience and resources committed by the Adviser to the evaluation of a portfolio’s quality distribution and sector and interest rate exposure. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.

Fund Performance

The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2018. For purposes of these comparisons the Independent Directors relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:

State Street Income V.I.S. Fund. The Board considered that the Fund’s performance was below the medians of its Performance Group and Performance Universe for the 1-, 3-, 5- and 10-year periods and below its Lipper Index for the 1-, 3-, 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.

Other Information	35

State Street Income V.I.S. Fund

Other Information — June 30, 2019 (Unaudited), continued

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable. Among other information, the Board considered the following expense information in its evaluation of the Fund:

State Street Income V.I.S. Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe. The Board considered management’s discussion of the Fund’s expenses.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, including soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.

The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.

Conclusions

In reaching its decision to approve the Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Agreement.

Further, based upon its review of the Agreement, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

36	Other Information

Directors

Michael F. Holland, Co-Chairperson

Patrick J. Riley, Co-Chairperson

John R. Costantino

Donna M. Rapaccioli

Michael A. Jessee

Richard D. Shirk

Rina K. Spence

Jeanne M. La Porta

Ellen M. Needham

Officers

Jeanne M. La Porta, President

Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer

Sean O’Malley, Chief Legal Officer

Bruce S. Rosenberg, Treasurer

Ann M. Carpenter, Vice President and Deputy Treasurer

Chad C. Hallett, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Andrew DeLorme, Secretary

James Goundrey, Assistant Secretary

Kevin Morris, Assistant Secretary

David Urman, Assistant Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Semi-Annual Report

June 30, 2019

State Street Real Estate Securities V.I.S. Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a Fund’s website (www.ssga.com/geam), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge. To do so, contact your Insurance Provider. Your election to receive reports in paper will apply to all funds held in your account.

State Street Real Estate Securities V.I.S. Fund

Semi-Annual Report

June 30, 2019 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street Real Estate Securities V.I.S. Fund

Fund Information — June 30, 2019 (Unaudited)

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free
(800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Sector Allocation

Portfolio Composition as a % of Fair Value of $54,688 (in thousands) as of June 30, 2019 (a)(b)

Top Ten Largest Holdings

as of June 30, 2019 (as a % of Fair Value) (a)(b)

Prologis Inc. REIT	5.64%

Ventas Inc.	5.55%

Equinix Inc.	5.09%

AvalonBay Communities Inc.	4.74%

Simon Property Group Inc.	4.12%

Equity Residential	3.98%

HCP Inc.	3.24%

VEREIT Inc.	3.04%

Sun Communities Inc.	2.94%

Public Storage	2.79%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

State Street Real Estate Securities V.I.S. Fund	1

State Street Real Estate Securities V.I.S. Fund

Understanding Your Fund’s Expenses — June 30, 2019 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2019.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account value at the beginning of the period
January 1, 2019	$1,000.00	$1,000.00
Account value at the end of the period
June 30, 2019	$1,182.20	$1,019.54
Expenses paid during the period *	$5.74	$5.31

*

Expenses are equal to the Fund’s annualized expense ratio of 1.06% (for the period January 1, 2019-June 30, 2019), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2	State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund

Schedule of Investments — June 30, 2019 (Unaudited)

	Number of Shares	Fair Value $

Common Stock (REITs) - 99.2% †
Alternate Housing - 6.5%
American Homes 4 Rent, Class A	30,410	739,267
Invitation Homes Inc.	46,849	1,252,274
Sun Communities Inc.	12,526	1,605,708

		3,597,249

Diversified - 6.1%
JBG SMITH Properties	12,498	491,671
VEREIT Inc.	184,800	1,665,048
WP Carey Inc.	14,780	1,199,841

		3,356,560

Freestanding - 3.7%
National Retail Properties Inc.	6,590	349,336
Realty Income Corp.	16,510	1,138,695
STORE Capital Corp.	16,670	553,277

		2,041,308

Healthcare - 12.0%
HCP Inc.	55,470	1,773,931
Healthcare Trust of America Inc., Class A	30,243	829,565
Sabra Health Care REIT Inc.	31,360	617,478
Ventas Inc.	44,430	3,036,791
Welltower Inc.	3,825	311,852

		6,569,617

Hotel - 5.7%
Chesapeake Lodging Trust	20,058	570,048
DiamondRock Hospitality Co.	20,368	210,605
Host Hotels & Resorts Inc.	36,950	673,229
MGM Growth Properties LLC, Class A	12,660	388,029
Park Hotels & Resorts Inc.	25,310	697,544
Sunstone Hotel Investors Inc.	41,510	569,102

		3,108,557

Industrial - 11.4%
Americold Realty Trust	21,430	694,761
Duke Realty Corp.	24,636	778,744
Industrial Logistics Properties Trust	11,810	245,884
Liberty Property Trust	15,460	773,619
Prologis Inc. REIT	38,530	3,086,253
Rexford Industrial Realty Inc.	4,230	170,765
STAG Industrial Inc.	16,660	503,798

		6,253,824

Multifamily - 13.2%
AvalonBay Communities Inc.	12,750	2,590,545
Camden Property Trust	10,840	1,131,587
Equity Residential	28,640	2,174,349
Essex Property Trust Inc.	1,670	487,523
Mid-America Apartment Communities Inc.	2,785	327,962
UDR Inc.	12,058	541,284

		7,253,250

Office - 11.9%
Alexander & Baldwin Inc.	3,649	84,292
Alexandria Real Estate Equities Inc.	9,043	1,275,877
Boston Properties Inc.	7,458	962,082
Brandywine Realty Trust	28,950	414,564
Columbia Property Trust Inc.	30,100	624,274
Empire State Realty Trust Inc., Class A	48,240	714,435
Highwoods Properties Inc.	5,650	233,345
Kilroy Realty Corp.	16,430	1,212,698
Mack-Cali Realty Corp.	24,670	574,564
VICI Properties Inc.	18,760	413,470

		6,509,601

	Number of Shares	Fair Value $

Regional Malls - 6.0%
Simon Property Group Inc.	14,090	2,251,018
Taubman Centers Inc.	12,342	503,924
The Macerich Co.	16,588	555,532

		3,310,474

Self Storage - 6.5%
CubeSmart	33,460	1,118,902
Extra Space Storage Inc.	8,680	920,948
Public Storage	6,410	1,526,670

		3,566,520

Shopping Centers - 5.4%
Brixmor Property Group Inc.	25,830	461,840
Federal Realty Investment Trust	3,380	435,209
Kite Realty Group Trust	6,127	92,702
Regency Centers Corp.	9,250	617,345
Retail Opportunity Investments Corp.	25,750	441,097
Retail Properties of America Inc., Class A	61,440	722,534
Urban Edge Properties	11,850	205,361

		2,976,088

Specialty - 10.8%
CoreSite Realty Corp.	4,186	482,102
CyrusOne Inc.	22,930	1,323,520
Digital Realty Trust Inc.	2,350	276,806
Equinix Inc.	5,519	2,783,177
Iron Mountain Inc.	34,330	1,074,528
		5,940,133

Total Common Stock (REITs) (Cost $47,187,457)		54,483,181

Short-Term Investments - 0.4%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.35% (Cost $204,468) (a)(b)	204,468	204,468

Total Investments (Cost $47,391,925)		54,687,649

Other Assets and Liabilities, net - 0.4%		225,830

NET ASSETS - 100.0%		$54,913,479

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Real Estate Securities V.I.S. Fund	3

State Street Real Estate Securities V.I.S. Fund

Notes to Schedule of Investments — June 30, 2019 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Coupon amount represents effective yield.
(b)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub- administrator, custodian and accounting agent.

†	Percentages are based on net assets as of June 30, 2019.

Abbreviations:

REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2019:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$54,483,181	$—	$—	$54,483,181
Short-Term Investments	204,468	—	—	204,468

Total Investments in Securities	$54,687,649	$—	$—	$54,687,649

Affiliate Table

	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income

State Street Institutional U.S. Government Money Market Fund - Class G Shares	66,693	$66,693	$3,821,477	$3,683,702	204,468	$204,468	$1,966

See Notes to Schedule of Investments and Notes to Financial Statements.

4	State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	6/30/19†		12/31/18	12/31/17	12/31/16	12/31/15*	12/31/14*
Inception date							5/1/95

Net asset value, beginning of period	$11.14		$12.32	$12.37	$13.30	$14.74	$12.68

Income/(loss) from investment operations:
Net investment income	0.18	(a)	0.25 (a)	0.15 (a)	0.31	0.29	0.28
Net realized and unrealized gains/(losses) on investments	1.85		(0.95)	0.57	0.71	0.41	3.79

Total income/(loss) from investment operations	2.03		(0.70)	0.72	1.02	0.70	4.07

Less distributions from:
Net investment income	—		0.28	0.22	0.35	0.28	0.29
Net realized gains	—		0.16	0.55	1.60	1.86	1.72
Return of capital	—		0.04	—	—	—	—

Total distributions	—		0.48	0.77	1.95	2.14	2.01

Net asset value, end of period	$13.17		$11.14	$12.32	$12.37	$13.30	$14.74

Total Return(b)	18.22%		(5.71)%	5.84%	8.00%	4.56%	31.90%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$54,913		$50,360	$61,685	$72,483	$78,912	$91,007

Ratios to average net assets:
Net expenses	1.06	%**	1.05%	1.01%	0.97%	0.95%	0.94	%(c)
Gross expenses	1.06	%**	1.05%	1.01%	0.97%	0.95%	0.94%
Net investment income	2.79	%**	2.11%	1.16%	1.95%	1.80%	1.57%
Portfolio turnover rate	30%		59%	73%	67%	57%	53%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	5

State Street Real Estate Securities V.I.S. Fund

Statement of Assets and Liabilities — June 30, 2019 (Unaudited)

Assets
Investments in securities, at fair value (cost $47,187,457)	$54,483,181
Short-term affiliated investments, at fair value	204,468
Cash	16,051
Receivable for investments sold	214,158
Income receivables	285,638
Receivable for fund shares sold	10,864
Income receivable from affiliated investments	289

Total assets	55,214,649

Liabilities
Payable for investments purchased	235,862
Payable to the Adviser	38,847
Payable for custody, fund accounting and sub-administration fees	2,241
Accrued other expenses	24,220

Total liabilities	301,170

Net Assets	$54,913,479

Net Assets Consist of:
Capital paid in	$46,459,546
Total distributable earnings (loss)	8,453,933

Net Assets	$54,913,479

Shares outstanding ($0.01 par value; unlimited shares authorized)	4,170,497
Net asset value per share	$13.17

The accompanying Notes are an integral part of these financial statements.

6	Statement of Assets and Liabilities

State Street Real Estate Securities V.I.S. Fund

Statement of Operations — For the period ended June 30, 2019 (Unaudited)

Investment Income
Income
Dividend	$1,050,372
Income from affiliated investments	1,966

Total income	1,052,338

Expenses
Advisory and administration fees	232,615
Directors’ fees	9,630
Custody, fund accounting and sub-administration fees	11,365
Professional fees	18,255
Printing and shareholder reports	16,173
Other expenses	1,458

Total Expenses	289,496

Net investment income	$762,842

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on investments	$1,382,857
Increase (decrease) in unrealized appreciation/(depreciation) on investments	6,925,883

Net realized and unrealized gain (loss) on investments	8,308,740

Net Increase in Net Assets Resulting from Operations	$9,071,582

The accompanying Notes are an integral part of these financial statements.

Statements of Operations	7

State Street Real Estate Securities V.I.S. Fund

Statements of Changes in Net Assets

	Six Months Ended June 30, 2019*	Year Ended December 31, 2018

Increase (Decrease) in Net Assets

Operations:
Net investment income	$762,842	$1,195,948
Net realized gain (loss) on investments	1,382,857	(571,497)
Net increase (decrease) in unrealized appreciation/depreciation on investments	6,925,883	(3,874,624)

Net increase (decrease) from operations	9,071,582	(3,250,173)

Distributions to shareholders:
Total distributions	—	(1,861,401)
Return of capital	—	(188,993)

Increase (decrease) in assets from operations and distributions	9,071,582	(5,300,567)

Share transactions:
Proceeds from sale of shares	497,388	5,027,170
Value of distributions reinvested	—	2,050,394
Cost of shares redeemed	(5,015,565)	(13,101,821)

Net increase (decrease) from share transactions	(4,518,177)	(6,024,257)

Total increase (decrease) in net assets	4,553,405	(11,324,824)

Net Assets
Beginning of period	50,360,074	61,684,898

End of period	$54,913,479	$50,360,074

Changes in Fund Shares
Shares sold	42,273	419,885
Issued for distributions reinvested	—	185,388
Shares redeemed	(392,970)	(1,090,576)

Net decrease in fund shares	(350,697)	(485,303)

*	Unaudited.

The accompanying Notes are an integral part of these financial statements.

8	Statements of Changes in Net Assets

State Street Real Estate Securities V.I.S. Fund

Notes to Financial Statements — June 30, 2019 (Unaudited)

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund (the “Fund”). Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active

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markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019 is disclosed in the Fund’s Schedule of Investments.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Foreign Currency Translation  The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes  The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2019, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Distributions  The Fund declares and pays any dividends from net investment income annually.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

10	Notes to Financial Statements

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3.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund. The Management Fee is stated in the following schedule:

Average Daily Net Assets of the Fund		Management Fees
First $	100 million	0.85%
Next $	100 million	0.80%
Over $	200 million	0.75%

Custody, Fund Accounting and Sub-Administration Fees  State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.

Other Transactions with Affiliates  The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2019 are disclosed in the Schedule of Investments.

4.	Sub-Advisory Fees

Pursuant to an investment sub-advisory agreement with SSGA FM, CenterSquare Investment Management LLC (“CenterSquare”) is the sub-adviser to the Fund. CenterSquare is responsible for the day-to-day portfolio management of the assets of the Fund, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of SSGA FM and the Board. For its services, SSGA FM pays CenterSquare monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the Fund.

5.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2019 were as follows:

Non-U.S. Government Securities
Purchases	Sales

$16,075,810	$19,884,706

7.	Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

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Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$47,842,015	$8,291,118	$1,445,484	$6,845,634

8.	Line of Credit

The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless otherwise extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Fund had no outstanding loans as of June 30, 2019.

9.	Risks

Concentration Risk  As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Market and Credit Risk  In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

12	Notes to Financial Statements

State Street Real Estate Securities V.I.S. Fund

Other Information — June 30, 2019 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Fund’s website at http://www.ssga.com/geam, or (iii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Fund’s schedule of investments are available upon request, without charge, by calling 1-800-242-0134 and on the Fund’s website at http://www.ssga.com/geam.

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Director Considerations in Approving Continuation of Investment Advisory and Sub-Advisory Agreements1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (commonly referred to as, the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met in person on April 10, 2019 and May 15, 2019, including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to State Street Real Estate Securities V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”), and the sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) by and among SSGA FM, and the Company on behalf of the Fund and CenterSquare Investment Management LLC (the “Sub-Adviser”). Prior to voting on the proposal, the Independent Directors, as well as the Directors who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and Sub-Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Directors were separately represented by counsel who are independent of the Adviser and Sub-Adviser in connection with their consideration of approval of the Agreements. Following the April 10, 2019 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 15, 2019 meeting. The Independent Directors considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:

¡

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2018, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

¡

Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

¡	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and

¡	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

[1]

The Independent Directors have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory and sub-advisory agreements, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.

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Other Information — June 30, 2019 (Unaudited), continued

•

Comparative information concerning fees charged by the Adviser and Sub-Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and

•	Profitability analyses for (a) the Adviser and Sub-Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser and Sub-Adviser, including their investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Fund.

Information about the Adviser and Sub-Adviser

•	Reports detailing the financial results and condition of SSGA FM and its affiliates, as well as of the Sub-Adviser;

•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;

•	Information relating to compliance with and the administration of the Codes of Ethics adopted by the Adviser and Sub-Adviser;

•	Information about the Adviser’s and the Sub-Adviser’s proxy voting policies and procedures and information regarding the Adviser’s and the Sub-Adviser’s practices for overseeing proxy vendors;

•

Information concerning the resources devoted by the Adviser and Sub-Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;

•

A description of the adequacy and sophistication of the Adviser’s and Sub-Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;

•	A description of the business continuity and disaster recovery plans of the Adviser and Sub-Adviser; and

•	Information regarding the Adviser’s and Sub-Adviser’s risk management processes.

Other Relevant Information

•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);

•

Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;

•	Copies of the Advisory Agreement and Sub-Advisory Agreement and agreements with other service providers of the Fund;

•

Draft responses to a letter from independent legal counsel to the Independent Directors (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:

¡

SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2018; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2018;

¡	The Sub-Adviser, with respect to its operations relating to the Fund and its approximate profitability from such operations for the calendar year ended December 31, 2018;

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¡	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and

¡

State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;

•

Information from SSGA FM, State Street, the Distributor and the Sub-Adviser with respect to the Fund providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 15, 2019;

•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser and Sub-Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser and Sub-Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.

The Independent Directors were assisted throughout the contract review process by their Independent Counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 15, 2019 the Board, including a majority of the Independent Directors, voted to approve the continuation of the Agreement effective June 1, 2019, for an additional year with respect to the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the Agreements, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and Sub-Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the Adviser’s process used for overseeing sub-advisers. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.

In connection with their consideration of the services provided by the Sub-Adviser, the Board considered the Sub-Adviser’s attributes relating to its investment philosophy oriented toward long-term performance, its process for selecting investments, its

16	Other Information

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Other Information — June 30, 2019 (Unaudited), continued

experienced professionals, access to significant technological resources and a favorable history and reputation. The Board also considered the review process undertaken by SSGA FM and SSGA FM’s favorable assessment of the nature and quality of the investment sub-advisory services provided by the Sub-Adviser to the Fund.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser and the Sub-Adviser can be expected to continue to provide high quality investment management and related services for the Fund.

Fund Performance

The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2018. For purposes of these comparisons the Independent Directors relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:

State Street Real Estate Securities V.I.S. Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 1- and 3-year periods and equal to the median of its Performance Universe for the 1-year period. The Board also considered that the Fund’s performance was above the median of the Performance Group for the 5- and 10-year periods and the median of its Performance Universe for the 3-, 5- and 10-year periods and above its Lipper Index for the 1-, 3-, 5- and 10-year periods. The Board took into account management’s discussion of the Fund’s performance.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund as well as the fees paid to the Sub-Adviser by the Adviser, which reduced the net management fees retained by the Adviser. The Board also reviewed (i) the allocation of the total advisory fees between SSGA FM and the Sub-Adviser, and (ii) the services required of SSGA FM to oversee the Sub-Adviser for those services. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser and Sub-Adviser to the fees charged and services provided to other clients of the Adviser and Sub-Adviser, including institutional accounts, as applicable. The Board also considered that the sub-advisory fees are paid by the Adviser out of its advisory fees it receives from the Fund and are not paid by the Fund. Among other information, the Board considered the following expense information in its evaluation of the Fund:

State Street Real Estate Securities V.I.S. Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe. The Board considered management’s discussion of the Fund’s expenses.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser and Sub-Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates and the Sub-Adviser in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers and the Sub-Adviser in connection with their relationships with the Fund, including soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.

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The Board concluded that the profitability of the Adviser and the Sub-Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time. The Board noted that the fees under the Sub-Advisory Agreement are paid by the Adviser out of the advisory fees that the Adviser receives under the Advisory Agreement. Therefore, the Board concluded that the potential for economies of scale in the Sub-Adviser’s management of the Fund is not a material factor to the approval of the Sub-Advisory Agreement.

Conclusions

In reaching its decision to approve the Agreements, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser and Sub-Adviser possess the capability and resources to perform the duties required of them under the respective Agreements.

Further, based upon its review of the Agreements, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement and Sub-Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement and Sub-Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

18	Other Information

Directors

Michael F. Holland, Co-Chairperson

Patrick J. Riley, Co-Chairperson

John R. Costantino

Donna M. Rapaccioli

Michael A. Jessee

Richard D. Shirk

Rina K. Spence

Jeanne M. La Porta

Ellen M. Needham

Officers

Jeanne M. La Porta, President

Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer

Sean O’Malley, Chief Legal Officer

Bruce S. Rosenberg, Treasurer

Ann M. Carpenter, Vice President and Deputy Treasurer

Chad C. Hallett, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Andrew DeLorme, Secretary

James Goundrey, Assistant Secretary

Kevin Morris, Assistant Secretary

David Urman, Assistant Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Semi-Annual Report

June 30, 2019

State Street Total Return V.I.S. Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of a Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a Fund’s website (www.ssga.com/geam), and you will be notified by mail each time a report is posted, and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge. To do so, contact your Insurance Provider. Your election to receive reports in paper will apply to all funds held in your account.

State Street Total Return V.I.S Fund

Semi-Annual Report

June 30, 2019 (Unaudited)

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street Total Return V.I.S. Fund

Fund Information — June 30, 2019 (Unaudited)

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

Sector Allocation

Portfolio Composition as a % of Fair Value of $1,974,753 (in thousands) as of June 30, 2019 (a)(b)

Top Ten Largest Equity Holdings

as of June 30, 2019 (as a % of Fair Value) (a)(b)

Berkshire Hathaway Inc., Class B	1.03%

Johnson & Johnson	0.89%

Cisco Systems Inc.	0.80%

Accenture PLC, Class A	0.75%

Honeywell International Inc.	0.75%

Danaher Corp.	0.69%

The TJX Companies Inc.	0.65%

Linde PLC	0.65%

Intel Corp.	0.65%

Costco Wholesale Corp.	0.61%

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

State Street Total Return V.I.S. Fund	1

State Street Total Return V.I.S. Fund

Understanding Your Fund’s Expenses — June 30, 2019 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended June 30, 2019.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

Class 1	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account Value at the Beginning of the Period January 1, 2019	$1,000.00	$1,000.00
Account Value at the End of the Period June 30, 2019	$1,109.50	$1,021.70
Expenses Paid During the Period*	$3.24	$3.11

Class 3	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Account Value at the Beginning of the Period January 1, 2019	$1,000.00	$1,000.00
Account Value at the End of the Period June 30, 2019	$1,108.50	$1,020.48
Expenses Paid During the Period*	$4.55	$4.36

*

Expenses are equal to the Fund’s annualized expense ratio of 0.62% for Class 1 shares and 0.87% for Class 3 shares (for the period January 1, 2019-June 30, 2019, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Summary Schedule of Investments — June 30, 2019 (Unaudited)

	Principal Amount ($) or Number of Shares	Fair Value $

Equity Securities - 53.8%†
Communication Services - 2.9%
The Walt Disney Co.	74,404	10,389,775
Other Securities		47,688,097

		58,077,872

Consumer Discretionary - 6.1%
Bridgestone Corp.	64,000	4,870,386
FF Group (a)(d)	1,860	1,017
The TJX Companies Inc.	243,327	12,867,132
VF Corp.	64,784	5,658,883
Wesfarmers Ltd.	64,000	6,235,289
Other Securities		92,113,238

		121,745,945

Consumer Staples - 3.8%
China Huishan Dairy Holdings Company Ltd. (a)(d)	55,000	—
Costco Wholesale Corp.	45,816	12,107,336
Koninklijke Ahold Delhaize N.V.	64,000	4,430,875
L’Oreal S.A.	29,971	8,549,812
The Estee Lauder Companies Inc., Class A	42,884	7,852,489
Other Securities		41,175,873

		74,116,385

Energy - 2.3%
Phillips 66	82,514	7,718,360
Total S.A.	64,000	5,129,697
Valero Energy Corp.	84,960	7,273,426
Other Securities		25,846,362

		45,967,845

Financials - 11.6%
Aflac Inc.	149,411	8,189,217
Allianz SE	33,727	8,142,564
Assicurazioni Generali S.p.A.	237,279	4,474,734
Berkshire Hathaway Inc., Class B (a)	95,725	20,405,698
China Common Rich Renewable Energy Investments Ltd. (a)(d)	64,000	—
Chubb Ltd.	62,950	9,271,906
Muenchener Rueckversicherungs-Gesellschaft AG	29,591	7,437,202
Royal Bank of Canada	117,552	9,361,880
The Allstate Corp.	50,644	5,149,988
Zurich Insurance Group AG	25,594	8,922,462
Other Securities		147,749,615

		229,105,266

	Principal Amount ($) or Number of Shares	Fair Value $

Healthcare - 5.4%
Anthem Inc.	13,726	3,873,614
Danaher Corp.	94,460	13,500,223
HCA Healthcare	49,538	6,696,051
Johnson & Johnson	126,161	17,571,704
Pfizer Inc.	200,942	8,704,807
Roche Holding AG	64,000	6,973,575
UnitedHealth Group Inc.	15,955	3,893,179
Other Securities		45,370,352

		106,583,505

Industrials - 6.5%
Exxon Mobil Corp.	56,702	4,345,074
Honeywell International Inc.	84,831	14,810,644
Kone Oyj, Class B	64,000	4,340,933
Secom Company Ltd.	64,000	3,916,531
Other Securities		101,476,733

		128,889,915

Information Technology - 7.9%
Accenture PLC, Class A	80,180	14,814,859
Apple Inc.	44,508	8,809,023
Amazon.com Inc. (a)	2,373	4,493,584
Cisco Systems Inc.	289,039	15,819,104
Paychex Inc.	64,247	5,286,886
FUJIFILM Holdings Corp.	64,000	3,955,021
Intel Corp.	267,048	12,783,588
Intuit Inc.	45,796	11,967,869
Microsoft Corp.	54,162	7,255,542
Other Securities		69,989,839

		155,175,315

Materials - 2.0%
Ferroglobe PLC (a)(d)	1,316	—
Linde PLC	63,734	12,797,787
Other Securities		26,501,894

		39,299,681

Real Estate - 2.9%
Link REIT	64,000	5,336,420
Other Securities		51,642,755

		56,979,175

Utilities - 2.2%
CLP Holdings Ltd.	64,000	3,926,463
Other Securities		38,672,719

		42,599,182

Total Equity Securities (Cost $981,160,264)		1,058,540,086

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	3

State Street Total Return V.I.S. Fund

Summary Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($) or Number of Shares	Fair Value $

Bonds and Notes - 28.7%
U.S. Treasuries - 13.9%
U.S. Treasury Bonds
2.25% 08/15/46	1,000,000	944,688
2.50% 02/15/45 - 05/15/46	3,110,000	3,094,744
2.75% 11/15/42 - 11/15/47	2,150,000	2,246,828
2.88% 05/15/43 - 05/15/49	2,100,000	2,247,172
3.00% 05/15/42 - 02/15/49	7,950,000	8,707,936
3.13% 08/15/44 - 05/15/48	2,000,000	2,238,469
3.38% 05/15/44 - 11/15/48	2,600,000	3,039,687
3.63% 08/15/43 - 02/15/44	1,740,000	2,101,785
3.75% 11/15/43	1,400,000	1,723,531
4.25% 05/15/39 - 11/15/40	900,000	1,177,953
4.38% 02/15/38 - 05/15/40	2,000,000	2,650,172
4.50% 02/15/36	1,700,000	2,242,672
4.63% 02/15/40	500,000	686,406
5.25% 02/15/29	200,000	256,813
5.50% 08/15/28	200,000	258,719
6.00% 02/15/26	827,000	1,039,306
6.38% 08/15/27	200,000	266,594
7.63% 11/15/22 - 02/15/25	500,000	619,219
7.88% 02/15/21	1,000,000	1,095,859
U.S. Treasury Inflation Indexed Bonds
0.63% 02/15/43	1,333,572	1,294,292
0.75% 02/15/42 - 02/15/45	3,697,119	3,687,735
0.88% 02/15/47	1,005,537	1,025,644
1.00% 02/15/46 - 02/15/49	3,882,456	4,084,096
1.38% 02/15/44	2,082,970	2,366,331
1.75% 01/15/28	975,688	1,094,555
2.00% 01/15/26	643,660	716,579
2.13% 02/15/40 - 02/15/41	1,109,933	1,430,419
2.38% 01/15/25 - 01/15/27	3,808,495	4,305,155
2.50% 01/15/29	1,547,065	1,861,968
3.38% 04/15/32	575,780	789,741
3.63% 04/15/28	600,294	771,104
3.88% 04/15/29	2,331,330	3,123,251
U.S. Treasury Inflation Indexed Notes
0.13% 04/15/21 - 07/15/26	27,272,454	27,133,390
0.25% 01/15/25	5,285,826	5,294,017
0.38% 07/15/23 - 07/15/27	13,105,948	13,223,115
0.50% 04/15/24 - 01/15/28	4,162,095	4,226,048
0.63% 07/15/21 - 01/15/26	9,790,284	9,919,723
0.75% 07/15/28	3,852,638	4,015,873
0.88% 01/15/29	2,630,888	2,770,546
1.13% 01/15/21	3,504,000	3,532,051
1.25% 07/15/20	1,171,570	1,179,446
U.S. Treasury Notes
1.13% 06/30/21 - 09/30/21	3,200,000	3,158,669
1.25% 10/31/21	1,000,000	988,906
1.38% 08/31/20 - 05/31/21	4,400,000	4,370,946
1.50% 01/31/22 - 08/15/26	2,900,000	2,854,835
1.63% 07/31/20 - 05/15/26	8,540,000	8,475,417

	Principal Amount ($) or Number of Shares	Fair Value $

1.75% 10/31/20 - 05/15/23	11,600,000	11,598,155
1.75% 06/30/24 (e)	600,000	599,813
1.88% 12/15/20 - 09/30/22	14,600,000	14,660,617
2.00% 07/31/20 - 11/15/26	12,744,000	12,847,877
2.13% 08/31/20 - 05/31/26	12,700,000	12,846,625
2.25% 03/31/21 - 11/15/27	11,890,000	12,133,979
2.38% 01/31/23 - 05/15/29	5,400,000	5,554,938
2.50% 03/31/23 - 01/31/25	8,000,000	8,250,743
2.63% 07/31/20 - 02/15/29	11,885,000	12,271,231
2.75% 09/30/20 - 02/15/28	14,400,000	14,974,742
2.88% 10/15/21 - 08/15/28	9,700,000	10,205,687
3.00% 10/31/25	500,000	534,414
3.13% 05/15/21 - 11/15/28	2,300,000	2,486,660
3.63% 02/15/21	700,000	720,098

		274,017,984

U.S. Government Sponsored Agency - 0.0%*
Other Securities		534,915

Agency Collateralized Mortgage Obligations - 0.1%
Federal Home Loan Mortgage Corp.
2.75% 01/25/26 (b)	300,000	308,040
3.06% 07/25/23 (b)(f)	600,000	620,959
3.18% 11/25/28	337,836	354,459
3.30% 04/25/23 (b)(f)	100,000	104,260
3.39% 03/25/24 (b)	200,000	210,447
3.49% 01/25/24 (b)	300,000	316,435
3.85% 06/25/28 (b)	250,000	276,436
3.97% 01/25/21 (b)(f)	200,000	203,666
4.33% 10/25/20 (b)(f)	49,957	50,713
Federal National Mortgage Assoc.
2.78% 06/25/21 (b)(f)	248,516	249,055
3.18% 06/25/27 (b)(f)	261,000	271,938
3.78% 08/25/30 (b)(f)	200,000	218,199

		3,184,607

Agency Mortgage Backed - 6.8%
Federal Home Loan Mortgage Corp.
1.13% 08/12/21	637,000	627,961
2.38% 01/13/22	1,100,000	1,115,785
2.50% 01/01/28 - 02/01/32	2,031,255	2,049,964
2.51% 11/25/22 (b)	300,000	303,968
2.89% 04/16/24	1,000,000	1,002,270
3.00% 05/01/30 - 03/01/48	10,593,889	10,790,741
3.50% 03/01/26 - 04/01/48	9,179,427	9,483,491
4.00% 06/01/42 - 03/01/49	5,817,232	6,079,807
4.50% 05/01/42 - 03/01/49	1,786,540	1,871,957
5.00% 06/01/41	1,325,803	1,453,747
5.50% 01/01/38 - 04/01/39	315,034	344,888
6.00% 06/01/37 - 11/01/37	306,884	352,698
6.25% 07/15/32	250,000	358,855

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

4	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Summary Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($) or Number of Shares	Fair Value $

Federal National Mortgage Assoc.
1.50% 07/30/20	500,000	497,485
1.88% 09/24/26	1,000,000	990,400
2.13% 04/24/26	700,000	703,577
2.25% 04/12/22	425,000	430,295
2.50% 09/01/28 - 10/01/31	1,888,018	1,905,020
2.63% 01/11/22	1,500,000	1,530,990
3.00% 01/01/28 - 05/01/47	11,611,977	11,832,179
3.50% 01/01/27 - 09/01/48	16,251,989	16,767,702
4.00% 10/01/41 - 03/01/49	11,222,655	11,756,490
4.50% 01/01/27 - 04/01/49	5,438,969	5,785,322
5.00% 12/01/39 - 05/01/41	261,783	281,835
5.50% 12/01/35 - 04/01/38	1,108,220	1,207,052
6.00% 03/01/34 - 08/01/37	1,473,552	1,684,359
6.63% 11/15/30	100,000	142,959
3.50% TBA (e)	1,800,000	1,841,954
4.00% TBA (e)	2,100,000	2,170,287
4.50% TBA (e)	500,000	522,390
Government National Mortgage Assoc.
2.50% 05/20/45	234,559	236,350
3.00% 10/15/42 - 02/20/47	7,800,360	7,990,197
3.50% 03/20/45 - 08/20/48	11,603,105	12,024,489
4.00% 12/20/40 - 01/20/49	6,583,694	6,928,560
4.50% 05/20/40 - 12/20/48	2,973,007	3,125,352
5.00% 08/15/41	1,864,698	2,006,956
3.50% TBA (e)	1,150,000	1,187,835
4.00% TBA (e)	1,500,000	1,554,900
4.50% TBA (e)	1,250,000	1,302,912
Other Securities		1,514,322

		133,758,301

Asset Backed - 0.1%
Other Securities		2,069,729

Corporate Notes - 6.9%
Aflac Inc.
3.63% 11/15/2024	150,000	158,682
Amazon.com Inc.
1.90% 8/21/2020	100,000	99,770
3.15% 8/22/2027	100,000	105,060
3.88% 8/22/2037	100,000	110,229
4.25% 8/22/2057	100,000	115,611
4.80% 12/5/2034	150,000	184,168
Anthem Inc.
3.30% 1/15/2023	100,000	102,910
3.70% 8/15/2021	237,000	242,517
4.38% 12/1/2047	65,000	69,060
Apple Inc.
2.00% 11/13/2020	50,000	49,976
2.25% 2/23/2021	200,000	200,644
2.40% 1/13/2023	50,000	50,471
2.50% 2/9/2022	150,000	151,707

	Principal Amount ($) or Number of Shares	Fair Value $

2.75% 1/13/2025	50,000	51,109
3.00% 11/13/2027	100,000	103,012
3.25% 2/23/2026	160,000	167,358
3.75% 11/13/2047	50,000	52,473
4.38% 5/13/2045	165,000	188,024
4.50% 2/23/2036	150,000	175,527
4.65% 2/23/2046	185,000	219,508
Berkshire Hathaway Energy Co.
4.45% 1/15/2049	100,000	112,938
6.13% 4/01/2036	194,000	259,392
Berkshire Hathaway Finance Corp.
3.00% 5/15/2022	200,000	205,780
4.2% 8/15/2048	100,000	111,665
4.25% 1/15/2049	100,000	112,425
Cisco Systems Inc.
2.90% 3/4/2021	125,000	126,539
5.90% 2/15/2039	200,000	272,818
Costco Wholesale Corp.
2.25% 2/15/2022	85,000	85,344
3.00% 5/18/2027	100,000	103,534
Exxon Mobil Corp.
2.71% 3/06/2025	150,000	153,552
3.04% 3/01/2026	50,000	51,805
3.18% 3/15/2024	150,000	156,598
Ford Motor Co.
4.35% 12/08/2026	100,000	100,875
4.75% 01/15/2043	150,000	130,376
HCA Inc.
4.50% 02/15/2027	30,000	31,985
4.75% 05/01/2023	30,000	32,069
5.00% 03/15/2024	50,000	54,464
5.13% 06/15/2039	100,000	104,179
5.25% 04/15/2025	35,000	38,752
5.25% 06/15/2026	35,000	38,709
5.50% 06/15/2047	35,000	37,521
5.88% 03/15/2022	150,000	164,313
Honeywell International Inc.
3.35% 12/01/2023	150,000	157,081
Intel Corp.
2.60% 05/19/2026	150,000	150,996
3.73% 12/08/2047	100,000	103,842
4.10% 05/11/2047	100,000	109,388
Johnson & Johnson
1.95% 11/10/2020	15,000	15,000
2.45% 12/05/2021	200,000	202,052
2.45% 03/01/2026	75,000	75,274
2.90% 01/15/2028	50,000	51,484
3.40% 01/15/2038	25,000	25,976
3.50% 01/15/2048	30,000	31,456
4.38% 12/05/2033	150,000	175,903
Microsoft Corp.
1.55% 08/08/2021	150,000	148,724
2.40% 02/06/2022	100,000	101,067

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	5

State Street Total Return V.I.S. Fund

Summary Schedule of Investments, continued — June 30, 2019 (Unaudited)

	Principal Amount ($) or Number of Shares	Fair Value $

2.88% 02/06/2024	150,000	155,373
3.45% 08/08/2036	200,000	211,362
3.50% 02/12/2035	65,000	69,284
3.75% 05/01/2043	150,000	163,068
4.10% 02/06/2037	100,000	114,137
4.45% 11/03/2045	225,000	270,751
Pfizer Inc.
2.80% 03/11/2022	100,000	101,974
3.00% 09/15/2021	120,000	122,431
3.20% 09/15/2023	125,000	129,920
3.45% 03/15/2029	50,000	52,897
3.60% 09/15/2028	50,000	53,997
3.90% 03/15/2039	125,000	134,594
4.00% 12/15/2036	100,000	108,883
4.00% 03/15/2049	25,000	27,202
4.30% 06/14/2043	100,000	112,427
Phillips 66
3.90% 03/15/2028	50,000	52,705
4.88% 11/15/2044	45,000	50,233
Phillips 66 Partners LP
3.75% 03/01/2028	10,000	10,210
4.68% 02/15/2045	10,000	10,305
Royal Bank of Canada
2.15% 10/26/2020	125,000	124,951
2.30% 03/22/2021	100,000	150,666
2.75% 02/01/2022	50,000	50,789
2.80% 04/29/2022	100,000	101,627
The Allstate Corp.
4.20% 12/15/2046	100,000	111,476
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75% 08/15/2053 (f)	50,000	52,420
The Walt Disney Co.
3.38% 11/15/2026 (c)	100,000	105,028
4.75% 11/15/2046 (c)	100,000	123,262
6.65% 11/15/2037 (c)	179,000	257,162
UnitedHealth Group Inc.
2.95% 10/15/2027	200,000	203,140
3.10% 03/15/2026	150,000	155,025
3.50% 02/15/2024	10,000	10,484
3.70% 12/15/2025	10,000	10,660
3.75% 10/15/2047	100,000	102,487
3.88% 12/15/2028	15,000	16,334
4.45% 12/15/2048	10,000	11,491
4.63% 07/15/2035	45,000	51,877
6.88% 02/15/2038	100,000	144,517
Valero Energy Corp.
6.63% 06/15/2037	150,000	189,570

	Principal Amount ($) or Number of Shares	Fair Value $

Valero Energy Partners LP
4.38% 12/15/2026	100,000	106,897
Other Securities		125,551,703

		136,015,011

Non-Agency Collateralized Mortgage Obligations - 0.3%
Other Securities		5,483,118

Sovereign Bonds - 0.4%
Other Securities		7,734,305

Municipal Bonds and Notes - 0.2%
Other Securities		3,261,651

Total Bonds and Notes (Cost $549,099,318)		566,059,621

Exchange Traded Funds - 16.0%
Exchange Traded & Mutual Funds - 16.0%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	3,712,770	60,778,045
SPDR Bloomberg Barclays High Yield Bond ETF (g)	1,454,125	158,412,378
SPDR Dow Jones REIT ETF (g)	972,313	96,064,524

Total Exchange Traded Funds (Cost $314,768,164)		315,254,947

Total Investments in Securities (Cost $1,845,027,746)		1,939,854,654

Short-Term Investments - 1.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.35% (Cost $34,898,673) (g)(h)	34,898,673	34,898,673

Total Investments (Cost $1,879,926,419)		1,974,753,327

Liabilities in Excess of Other Assets, net - (0.1)%		(2,352,805)

NET ASSETS - 100.0%		1,972,400,522

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

6	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Summary Schedule of Investments, continued — June 30, 2019 (Unaudited)

Other Information:

The Fund had the following long futures contracts open at June 30, 2019:

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation

E-mini Russell 2000 Index Futures	September 2019	34	$2,664,070	$55,355
MSCI EAFE Mini Index Futures	September 2019	47	4,519,755	106,775
MSCI Emerging Market Mini Futures	September 2019	110	5,793,700	204,403
S&P 500 E-mini Index Futures	September 2019	42	6,182,820	103,162

				$469,695

During the period ended June 30, 2019, average notional value related to futures contracts was $12,448,479 or 0.6% of net assets.

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	7

State Street Total Return V.I.S. Fund

Notes to Summary Schedule of Investments — June 30, 2019 (Unaudited)

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represent all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 242-0134; and ii) on the SEC’s website at http://www.sec.gov.

(a)	Non-income producing security.
(b)	At June 30, 2019, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBAs.
(c)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities amounted to $6,686,675 or 0.34% of the net assets of the State Street Total Return V.I.S. Fund. These securities have been determined to be liquid using procedures established by the State Street Variable Insurance Series Funds, Inc.’s Board of Directors (the “Board”).

(d)	Security is fair valued by the Oversight Committee, in accordance with the procedures approved by the Board. Security value is determined based on level 3 inputs.
(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(f)

Variable Rate Security - Interest rate shown is rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(g)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(h)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2019.
*	Less than 0.05%.

Abbreviations:

ADR - American Depositary Receipt

ISDA - International Swaps and Derivatives Association

LIBOR - London Interbank Offered Rate

NVDR - Non-Voting Depositary Receipt

REIT - Real Estate Investment Trust

SPDR - Standard and Poor’s Depositary Receipt

TBA - To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at June 30, 2019:

Investments	Level 1	Level 2	Level 3	Total

Investments in Securities
Domestic Equity	$614,964,288	$336	$—	$614,964,624
Foreign Equity	443,487,548	86,897	1,017	443,575,462
U.S. Treasuries	—	274,017,984	—	274,017,984
Agency Mortgage Backed	—	133,758,301	—	133,758,301
Agency Collateralized Mortgage Obligations	—	3,184,607	—	3,184,607
Asset Backed	—	2,069,729	—	2,069,729
Corporate Notes	—	136,015,011	—	136,015,011
Non-Agency Collateralized Mortgage Obligations	—	5,483,118	—	5,483,118
Sovereign Bonds	—	7,734,305	—	7,734,305
Municipal Bonds and Notes	—	3,261,651	—	3,261,651
U.S. Government Sponsored Agencies	—	534,915	—	534,915
Exchange Traded & Mutual Funds	315,254,947	—	—	315,254,947
Short-Term Investments	34,898,673	—	—	34,898,673

Total Investments in Securities	$1,408,605,456	$566,146,854	$1,017	$1,974,753,327

Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$469,695	$—	$—	$469,695

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

8	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Notes to Summary Schedule of Investments, continued — June 30, 2019 (Unaudited)

The Fund was invested in the following countries/territories at June 30, 2019 (unaudited):

Country/Territory	Percentage (based on Fair Value)

United States	74.67%
Japan	3.26%
United Kingdom	2.98%
Switzerland	2.44%
Canada	2.20%
Australia	1.34%
Germany	1.32%
France	1.28%
China	1.10%
Hong Kong	0.98%
Ireland	0.88%
Sweden	0.58%
Taiwan	0.58%
South Korea	0.50%
Netherlands	0.46%
Italy	0.44%
India	0.40%
Singapore	0.39%
Finland	0.33%
Supranational	0.32%
South Africa	0.32%
Spain	0.31%
Bermuda	0.27%
Israel	0.26%
Brazil	0.26%
Russian Federation	0.26%
Norway	0.18%
Belgium	0.17%

Country/Territory	Percentage (based on Fair Value)

Denmark	0.17%
Mexico	0.17%
New Zealand	0.12%
Malaysia	0.12%
Luxembourg	0.12%
Puerto Rico	0.10%
Poland	0.10%
Thailand	0.09%
Cayman Islands	0.08%
Philippines	0.07%
Chile	0.06%
Colombia	0.05%
Indonesia	0.05%
Turkey	0.04%
Hungary	0.03%
Iraq	0.02%
Uruguay	0.02%
Czech Republic	0.02%
Greece	0.02%
Peru	0.02%
Austria	0.01%
Czech	0.01%
Panama	0.01%
Guernsey	0.01%
Jersey	0.01%
Pakistan	0.00%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at June 30, 2019 (unaudited):

Industry	Domestic	Foreign	Total

	8.02%	0.00%	8.02%
Exchange Traded Funds	7.94%	0.00%	7.94%
Property & Casualty Insurance	1.92%	0.40%	2.32%
Pharmaceuticals	1.45%	0.60%	2.05%
Multi-Line Insurance	0.13%	1.40%	1.53%
Diversified Banks	0.00%	1.40%	1.40%
Multi-Sector Holdings	1.03%	0.27%	1.30%
Application Software	1.25%	0.00%	1.25%
Life & Health Insurance	0.58%	0.64%	1.22%
Semiconductors	1.06%	0.15%	1.21%
IT Consulting & Other Services	0.24%	0.92%	1.16%
Technology Hardware, Storage & Peripherals	0.62%	0.52%	1.14%
Oil & Gas Refining & Marketing	0.92%	0.17%	1.09%
Healthcare Equipment	0.99%	0.03%	1.02%
Industrial Machinery	0.30%	0.70%	1.00%
Electric Utilities	0.34%	0.65%	0.99%
Integrated Telecommunication Services	0.01%	0.96%	0.97%
Apparel Retail	0.80%	0.15%	0.95%
Industrial Conglomerates	0.75%	0.20%	0.95%

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	9

State Street Total Return V.I.S. Fund

Notes to Summary Schedule of Investments, continued — June 30, 2019 (Unaudited)

Industry	Domestic	Foreign	Total

Integrated Oil & Gas	0.22%	0.72%	0.94%
Communications Equipment	0.93%	0.00%	0.93%
Retail REITs	0.43%	0.50%	0.93%
Personal Products	0.41%	0.46%	0.87%
Asset Management & Custody Banks	0.46%	0.35%	0.81%
Food Retail	0.25%	0.54%	0.79%
Mortgage REITs	0.77%	0.00%	0.77%
Automobile Manufacturers	0.39%	0.37%	0.76%
Apparel, Accessories & Luxury Goods	0.35%	0.40%	0.75%
Trading Companies & Distributors	0.24%	0.50%	0.74%
Movies & Entertainment	0.69%	0.04%	0.73%
Industrial Gases	0.00%	0.73%	0.73%
Data Processing & Outsourced Services	0.68%	0.04%	0.72%
Hypermarkets & Super Centers	0.61%	0.10%	0.71%
Reinsurance	0.10%	0.60%	0.70%
Managed Healthcare	0.67%	0.00%	0.67%
Regional Banks	0.43%	0.17%	0.60%
Aerospace & Defense	0.32%	0.26%	0.58%
Packaged Foods & Meats	0.25%	0.30%	0.55%
Systems Software	0.50%	0.04%	0.54%
Auto Parts & Equipment	0.22%	0.32%	0.54%
Gas Utilities	0.21%	0.32%	0.53%
Home Building	0.05%	0.45%	0.50%
Specialty Chemicals	0.04%	0.45%	0.49%
Healthcare Facilities	0.39%	0.03%	0.42%
Diversified REITs	0.14%	0.27%	0.41%
Household Products	0.35%	0.05%	0.40%
Financial Exchanges & Data	0.22%	0.18%	0.40%
Construction & Engineering	0.23%	0.14%	0.37%
Internet & Direct Marketing Retail	0.27%	0.10%	0.37%
Advertising	0.29%	0.05%	0.34%
General Merchandise Stores	0.00%	0.33%	0.33%
Biotechnology	0.33%	0.00%	0.33%
Air Freight & Logistics	0.29%	0.03%	0.32%
Tires & Rubber	0.03%	0.29%	0.32%
Research & Consulting Services	0.15%	0.16%	0.31%
Multi-Utilities	0.21%	0.09%	0.30%
Technology Distributors	0.27%	0.03%	0.30%
Healthcare Services	0.22%	0.08%	0.30%
Healthcare Distributors	0.15%	0.14%	0.29%
Department Stores	0.17%	0.11%	0.28%
Environmental & Facilities Services	0.28%	0.00%	0.28%
Airlines	0.20%	0.07%	0.27%
Construction Machinery & Heavy Trucks	0.19%	0.07%	0.26%
Life Sciences Tools & Services	0.18%	0.07%	0.25%
Independent Power Producers & Energy Traders	0.13%	0.12%	0.25%
Trucking	0.20%	0.04%	0.24%
Human Resource & Employment Services	0.16%	0.06%	0.22%
Interactive Media & Services	0.12%	0.10%	0.22%
Industrial REITs	0.01%	0.20%	0.21%
Health Care REITs	0.21%	0.00%	0.21%
Specialty Stores	0.20%	0.01%	0.21%
Security & Alarm Services	0.00%	0.21%	0.21%
Real Estate Operating Companies	0.00%	0.20%	0.20%

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

10	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Notes to Summary Schedule of Investments, continued — June 30, 2019 (Unaudited)

Industry	Domestic	Foreign		Total

Office REITs	0.06%	0.14%		0.20%
Wireless Telecommunication Services	0.03%	0.17%		0.20%
Electronic Manufacturing Services	0.16%	0.04%		0.20%
Specialized REITs	0.19%	0.00%		0.19%
Hotel & Resort REITs	0.17%	0.00%		0.17%
Real Estate Development	0.00%	0.17%		0.17%
Thrifts & Mortgage Finance	0.16%	0.00%		0.16%
Distributors	0.16%	0.00%		0.16%
Automotive Retail	0.15%	0.01%		0.16%
Hotels, Resorts & Cruise Lines	0.04%	0.12%		0.16%
Steel	0.10%	0.06%		0.16%
Investment Banking & Brokerage	0.16%	(0.01%	)	0.15%
Commodity Chemicals	0.01%	0.14%		0.15%
Electronic Equipment & Instruments	0.07%	0.07%		0.14%
Alternative Carriers	0.11%	0.03%		0.14%
Electronic Components	0.07%	0.07%		0.14%
Metal & Glass Containers	0.10%	0.04%		0.14%
Diversified Support Services	0.13%	0.00%		0.13%
Broadcasting	0.07%	0.06%		0.13%
Tobacco	0.01%	0.10%		0.11%
Commercial Printing	0.01%	0.10%		0.11%
Internet Services & Infrastructure	0.11%	0.00%		0.11%
Restaurants	0.10%	0.01%		0.11%
Marine	0.00%	0.11%		0.11%
Diversified Real Estate Activities	0.00%	0.11%		0.11%
Cable & Satellite	0.05%	0.05%		0.10%
Footwear	0.07%	0.03%		0.10%
Distillers & Vintners	0.02%	0.08%		0.10%
Consumer Electronics	0.10%	0.00%		0.10%
Insurance Brokers	0.10%	0.00%		0.10%
Electrical Components & Equipment	0.09%	0.00%		0.09%
Construction Materials	0.00%	0.09%		0.09%
Coal & Consumable Fuels	0.01%	0.08%		0.09%
Airport Services	0.03%	0.05%		0.08%
Oil & Gas Exploration & Production	0.04%	0.04%		0.08%
Consumer Finance	0.07%	0.00%		0.07%
Other Diversified Financial Services	0.04%	0.03%		0.07%
Paper Packaging	0.07%	0.00%		0.07%
Healthcare Supplies	0.07%	0.00%		0.07%
Residential REITs	0.06%	0.00%		0.06%
Renewable Electricity	0.00%	0.06%		0.06%
Home Furnishing Retail	0.06%	0.00%		0.06%
Soft Drinks	0.05%	0.01%		0.06%
Brewers	0.05%	0.01%		0.06%
Agricultural Products	0.00%	0.06%		0.06%
Leisure Products	0.04%	0.02%		0.06%
Railroads	0.06%	0.00%		0.06%
Publishing	0.02%	0.03%		0.05%
Oil & Gas Storage & Transportation	0.02%	0.03%		0.05%
Agricultural & Farm Machinery	0.05%	0.00%		0.05%
Interactive Home Entertainment	0.05%	0.00%		0.05%
Oil & Gas Drilling	0.05%	0.00%		0.05%
Household Appliances	0.01%	0.04%		0.05%

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	11

State Street Total Return V.I.S. Fund

Notes to Summary Schedule of Investments, continued — June 30, 2019 (Unaudited)

Industry	Domestic	Foreign	Total

Diversified Metals & Mining	0.00%	0.05%	0.05%
Paper Products	0.04%	0.00%	0.04%
Education Services	0.04%	0.00%	0.04%
Marine Ports & Services	0.00%	0.04%	0.04%
Office Services & Supplies	0.02%	0.02%	0.04%
Oil & Gas Equipment & Services	0.04%	0.00%	0.04%
Fertilizers & Agricultural Chemicals	0.01%	0.03%	0.04%
Home Improvement Retail	0.00%	0.04%	0.04%
Computer & Electronics Retail	0.00%	0.03%	0.03%
Building Products	0.03%	0.00%	0.03%
Leisure Facilities	0.03%	0.00%	0.03%
Water Utilities	0.00%	0.03%	0.03%
Casinos & Gaming	0.00%	0.03%	0.03%
Food Distributors	0.01%	0.02%	0.03%
Diversified Chemicals	0.00%	0.03%	0.03%
Motorcycle Manufacturers	0.00%	0.02%	0.02%
Semiconductor Equipment	0.01%	0.01%	0.02%
Drug Retail	0.00%	0.02%	0.02%
Textiles	0.00%	0.01%	0.01%
Diversified Capital Markets	0.00%	0.01%	0.01%
Real Estate Services	0.01%	0.00%	0.01%
Highways & Railtracks	0.00%	0.01%	0.01%
Copper	0.00%	0.01%	0.01%
Healthcare Technology	0.01%	0.00%	0.01%
Aluminum	0.00%	0.00%	0.00%
Home Furnishings	0.00%	0.00%	0.00%
Specialized Finance	0.00%	0.00%	0.00%
Banks	0.00%	0.00%	0.00%

			69.57%

Sector	Percentage (based on Fair Value)

U.S. Treasuries	13.88%
Corporate Notes	6.89%
Agency Mortgage Backed	6.77%
Sovereign Bonds	0.39%
Non-Agency Collateralized Mortgage Obligations	0.28%
Municipal Bonds and Notes	0.16%
Agency Collateralized Mortgage Obligations	0.16%
Asset Backed	0.10%
U.S. Government Sponsored Agencies	0.03%

28.66%

Sector	Percentage (based on Fair Value)

Short-Term Investments
Short-Term Investments	1.77%

1.77%

100.00%

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

12	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Notes to Summary Schedule of Investments, continued — June 30, 2019 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
SPDR Bloomberg Barclays High Yield Bond ETF	2,846,551	$95,615,648	$81,239,660	$26,434,652	$(726,720)	$8,718,442	1,454,125	$158,412,378	$2,910,395
SPDR Dow Jones REIT ETF	410,485	35,301,710	74,819,129	20,888,224	408,828	6,423,081	972,313	96,064,524	1,173,419
State Street Institutional U.S. Government Money Market Fund -Class G Shares	90,625,489	90,625,489	252,175,406	307,902,222	—	—	34,898,673	34,898,673	557,397

TOTAL		$221,542,847	$408,234,195	$355,225,098	$(317,892)	$15,141,523		$289,375,575	$4,641,211

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	13

State Street Total Return V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the periods indicated

	Class 1
	6/30/19†		12/31/18	12/31/17	12/31/16	12/31/15*	12/31/14*
Inception date							7/1/85

Net asset value, beginning of period	$14.06		$19.94	$18.08	$17.66	$18.81	$18.71

Income/(loss) from investment operations:
Net investment income	0.18	(a)	0.40 (a)	0.36 (a)	0.35	0.31	0.35
Net realized and unrealized gains/(losses) on investments	1.36		(1.69)	2.46	0.77	(0.52)	0.65

Total income/(loss) from investment operations	1.54		(1.29)	2.82	1.12	(0.21)	1.00

Less distributions from:
Net investment income	—		0.45	0.41	0.35	0.34	0.34
Net realized gains	—		4.14	0.55	0.35	0.60	0.56

Total distributions	—		4.59	0.96	0.70	0.94	0.90

Net asset value, end of period	$15.60		$14.06	$19.94	$18.08	$17.66	$18.81

Total Return(b)	10.95%		(6.34)%	15.58%	6.35%	(1.13)%	5.32%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$768,639		$733,417	$856,665	$797,448	$807,584	$941,344

Ratios to average net assets:
Net expenses	0.62	%**	0.62%	0.62%	0.60%	0.61%	0.62	%(c)
Gross expenses	0.62	%**	0.62%	0.62%	0.60%	0.61%	0.62%
Net investment income	2.42	%**	2.01%	1.83%	1.85%	1.56%	1.66%
Portfolio turnover rate	45%		97%	15%	45%	70%	78%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

14	Financial Highlights

State Street Total Return V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	Class 3
	6/30/19†		12/31/18	12/31/17	12/31/16	12/31/15*	12/31/14*
Inception date							5/1/06

Net asset value, beginning of period	$14.01		$19.88	$18.03	$17.61	$18.75	$18.65

Income/(loss) from investment operations:
Net investment income	0.16	(a)	0.35 (a)	0.31 (a)	0.30	0.27	0.28
Net realized and unrealized gains/(losses) on investments	1.36		(1.69)	2.44	0.77	(0.51)	0.67

Total income/(loss) from investment operations	1.52		(1.34)	2.75	1.07	(0.24)	0.95

Less distributions from:
Net investment income	—		0.39	0.35	0.30	0.30	0.29
Net realized gains	—		4.14	0.55	0.35	0.60	0.56

Total distributions	—		4.53	0.90	0.65	0.90	0.85

Net asset value, end of period	$15.53		$14.01	$19.88	$18.03	$17.61	$18.75

Total Return(b)	10.85%		(6.61)%	15.26%	6.08%	(1.34)%	5.07%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,203,761		$1,165,809	$1,464,061	$1,508,428	$1,633,723	$1,842,997

Ratios to average net assets:
Net Expenses	0.87	%**	0.87%	0.87%	0.85%	0.86%	0.87	%(c)
Gross Expenses	0.87	%**	0.87%	0.87%	0.85%	0.86%	0.87%
Net investment income	2.17	%**	1.76%	1.59%	1.60%	1.31%	1.40%
Portfolio turnover rate	45%		97%	15%	45%	70%	78%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	Includes contractual management fee waiver related to the Fund’s investments in the GE Institutional Money Market Fund (the “Money Market Fund”). The fee waiver agreement was terminated effective June 30, 2014 with the closure of the Money Market Fund.
†	Unaudited.
*	Beginning with the year ended December 31, 2016, the Fund was audited by Ernst & Young LLP. The previous years were audited by another independent registered public accounting firm.
**	Annualized for periods less than one year.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	15

State Street Total Return V.I.S. Fund

Statement of Assets and Liabilities — June 30, 2019 (Unaudited)

Assets
Investments in securities, at fair value (cost $1,595,535,937)	$1,685,377,752
Investments in affiliated securities, at fair value (cost $249,491,809)	254,476,902
Short-term affiliated investments, at fair value	34,898,673
Cash	5,775
Cash collateral on deposit with broker for future contracts	565,766
Foreign currency (cost $2,052,182)	2,068,658
Receivable for investments sold	374,712
Income receivables	6,542,117
Receivable for fund shares sold	1,780
Income receivable from affiliated investments	61,842
Receivable for accumulated variation margin on futures contracts	470,305

Total assets	1,984,844,282

Liabilities
Payable for investments purchased	9,950,305
Payable for fund shares redeemed	452,565
Payable to the Adviser	562,995
Payable for custody, fund accounting and sub-administration fees	82,158
Accrued other expenses	122,122
Distribution and service fees	1,228,019
Accrued foreign capital gains tax	45,596

Total liabilities	12,443,760

Net Assets	$1,972,400,522

Net Assets Consist of:
Capital paid in	$1,884,034,560
Total distributable earnings (loss)	88,365,962

Net Assets	$1,972,400,522

Class 1
Net Assets	$768,639,365
Shares outstanding ($0.01 par value, unlimited shares authorized)	49,282,535
Net asset value, offering and redemption price per share	$15.60

Class 3
Net Assets	$1,203,761,157
Shares outstanding ($0.01 par value, unlimited shares authorized)	77,527,598
Net asset value per share	$15.53

The accompanying Notes are an integral part of these financial statements.

16	Statement of Assets and Liabilities

State Street Total Return V.I.S. Fund

Statement of Operations — For the period ended June 30, 2019 (Unaudited)

Investment Income
Income
Dividend	$17,792,875
Interest	8,376,382
Income from affiliated investments	4,641,211
Less: Foreign taxes withheld	(1,137,446)

Total income	29,673,022

Expenses
Advisory and administration fees	3,413,764
Distribution and service fees
Class 1	757,421
Class 3	2,684,928
Directors’ fees	47,860
Custody, fund accounting and sub-administration fees	333,028
Professional fees	189,068
Other expenses	117,763

Total expenses	7,543,832

Net investment income	$22,129,190

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$(5,990,609)*
Affiliated investments	(317,892)
Futures	1,071,571
Foreign currency transactions	(143,106)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	168,796,028 **
Affiliated investments	15,141,523
Futures	789,263
Foreign currency translations	30,696

Net realized and unrealized gain (loss) on investments	179,377,474

Net Increase in Net Assets Resulting from Operations	$201,506,664

*	Includes $7,694 of net realized gains from foreign capital tax gain.
**	Includes change in accrued foreign capital gains tax of $45,596.

The accompanying Notes are an integral part of these financial statements.

Statement of Operations	17

State Street Total Return V.I.S. Fund

Statement of Changes in Net Assets

	Six Months Ended June 30, 2019*	Year Ended December 31, 2018

Increase (Decrease) in Net Assets

Operations:
Net investment income	$22,129,190	$40,212,947
Net realized gain (loss) on investments, futures and foreign currency related transactions	(5,380,036)	405,529,321
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and foreign currency transactions	184,757,510	(578,300,573)

Net increase (decrease) from operations	201,506,664	(132,558,305)

Distributions to shareholders:
Total distributions
Class 1	—	(180,207,716)
Class 3	—	(284,866,389)

Total distributions	—	(465,074,105)

Increase (decrease) in assets from operations and distributions	201,506,664	(597,632,410)

Share transactions:
Proceeds from sale of shares
Class 1	4,139,551	20,964,003
Class 3	7,447,161	30,059,171
Value of distributions reinvested
Class 1	—	180,207,716
Class 3	—	284,866,389
Cost of shares redeemed
Class 1	(47,579,116)	(94,290,832)
Class 3	(92,340,402)	(245,672,997)

Net increase (decrease) from share transactions	(128,332,806)	176,133,450

Total increase (decrease) in net assets	73,173,858	(421,498,960)

Net Assets
Beginning of period	1,899,226,664	2,320,725,624

End of period	$1,972,400,522	$1,899,226,664

Changes in Fund Shares
Class 1
Shares sold	276,291	1,059,253
Issued for distributions reinvested	—	12,899,622
Shares redeemed	(3,164,743)	(4,756,048)

Net increase (decrease) in fund shares	(2,888,452)	9,202,827

Class 3
Shares sold	497,982	1,521,278
Issued for distributions reinvested	—	20,449,848
Shares redeemed	(6,168,227)	(12,429,805)

Net increase (decrease) in fund shares	(5,670,245)	9,541,321

*	Unaudited.

The accompanying Notes are an integral part of these financial statements.

18	Statement of Changes in Net Assets

State Street Total Return V.I.S. Fund

Notes to Financial Statements — June 30, 2019 (Unaudited)

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund (the “Fund”), State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers two share classes of the Fund as investment options for variable life insurance and variable annuity contracts — Class 1 and Class 3. Class 3 shares were first offered on May 1, 2006, and Fund shares outstanding prior to May 1, 2006 were designated as Class 1 shares. Each class of shares has different fees and expenses, and as a result, each class of shares will have different share price and performance. Not all variable contracts offer each class of the Fund’s shares.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange - traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative

Notes to Financial Statements	19

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2019 (Unaudited)

inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•

Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019 is disclosed in the Fund’s Summary Schedule of Investments.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

20	Notes to Financial Statements

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2019 (Unaudited)

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Foreign Currency Translation  The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes  The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of June 30, 2019, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Distributions  The Fund declares and pays any dividends from net investment income annually.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Securities and Other Investments

Delayed Delivery Transactions and When-Issued Securities  During the period ended June 30, 2019, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Summary Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions  The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

Notes to Financial Statements	21

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2019 (Unaudited)

4.	Derivative Financial Instruments

Futures Contracts  The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the period ended June 30, 2019, the Fund entered into futures contracts for cash equitization.

The following tables summarize the value of the Fund’s derivative instruments as of June 30, 2019 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Total Return V.I.S. Fund
Futures Contracts	$—	$—	$—	$470,305	$—	$470,305

Realized Gain/Loss
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Total Return V.I.S. Fund
Futures Contracts	$—	$—	$—	$1,071,571	$—	$1,071,571

Net Change in Unrealized Appreciation (Depreciation)
	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street Total Return V.I.S. Fund
Futures Contracts	$—	$—	$—	$789,263	$—	$789,263

5.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.35%.

Investor Service Plan — Class 1 and Class 3 Shares  The Company adopted an Investor Service Plan (the “Service Plan”) on December 9, 2005 for Class 1 shares and on May 1, 2009 for Class 3 shares of the Fund. The Service Plan was not adopted pursuant to Rule 12b-1 under the 1940 Act. Each Service Plan provides that during any fiscal year, the amount of compensation paid under the Service Plan by the Fund Class 1 or Class 3 shares may not exceed the annual rate of 0.20% of the average daily net assets of the Fund attributable to each such share class.

22	Notes to Financial Statements

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2019 (Unaudited)

Distribution and Shareholder Service (12b-1) Fees  The Company has adopted a Distribution and Service (12b-1) Plan (the “12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to each of Class 1 and Class 3 shares of the Fund. Under the 12b-1 Plan for Class 1 shares that became effective May 1, 2009, payments made under the Class 1 Investor Service Plan are covered in the event that any portion of compensation paid pursuant to the Class 1 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 1 shares to finance distribution of such shares. Under the 12b-1 Plan for Class 3 shares, the Company, on behalf of the Fund, may have compensated State Street Global Advisors Funds Distributors, LLC (“SSGA FD”), the distributor of the shares of the Fund for certain sales services provided by SSGA FD or other broker dealers and investor services provided by SSGA FD or other service providers relating to the Fund’s Class 3 shares, including services to owners or prospective owners of variable contracts issued by insurance companies that offer Class 3 shares as an investment option under such variable contracts. The amount of compensation paid under the 12b-1 Plan for Class 3 shares may not exceed 0.25% of the average daily net assets of the Fund attributable to such share class. The 12b-1 Plan continues in effect from year to year for so long as such continuance is approved annually by the Board, including by those Directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to it. In addition, the Class 3 12b-1 Plan covers payments made under the Class 3 Investor Service Plan in the event that any portion of compensation paid pursuant to the Class 3 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 3 shares to finance distribution of such shares.

Custody, Fund Accounting and Sub-Administration Fees  State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.

Other Transactions with Affiliates  The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended June 30, 2019 are disclosed in the Summary Schedule of Investments.

6.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

7.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the period ended June 30, 2019 were as follows:

U.S. Government Securities
Purchases	Sales

$126,937,469	$180,976,834

Non-U.S. Government Securities
Purchases	Sales
$792,515,740	$790,207,363

8.	Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three

Notes to Financial Statements	23

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2019 (Unaudited)

years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles.

As of June 30, 2019, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

$1,881,675,169	$138,005,079	$44,457,226	$93,547,853

9.	Line of Credit

The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) participate in a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2019 unless otherwise extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Fund had no outstanding loans as of June 30, 2019.

10.	Risks

Concentration Risk  As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.

Interest Rate Risk  Is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of the Fund’s investments.

Foreign and Emerging Markets Risk  Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Market and Credit Risk  In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the general economic conditions and fluctuations of the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

11.	Change in Accounting Principle

In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update 2017-08, Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20) – Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For callable debt securities held at a premium that have explicit, non-contingent call features and that are callable at fixed prices on preset dates, ASU 2017-08 requires the premium to be amortized to the earliest call date. The adoption

24	Notes to Financial Statements

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — June 30, 2019 (Unaudited)

resulted in a change in accounting principle, since the Fund had historically amortized such premiums to maturity for U.S. GAAP. Accordingly, the Fund has adopted ASU 2017-08 to amend the premium amortization period for certain purchased callable debt securities with non-contingent call features to the earliest call date. In accordance with the transition provisions of the standard, the Fund applied the amendments on a modified retrospective basis by recognizing a cumulative effect adjustment that decreased the beginning of period cost of investments and increased the unrealized appreciation on investments by $9,979.

This change in accounting policy has been made to comply with the newly issued accounting standard and had no impact on total accumulated earnings (loss) or the net asset value of the Fund. With respect to the Fund’s results of operations, amortization of premium to first call date accelerates amortization with the intent of more closely aligning the recognition of income on such bonds with the economics of the instrument.

12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Notes to Financial Statements	25

State Street Total Return V.I.S. Fund

Other Information — June 30, 2019 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Fund’s website at http://www.ssga.com/geam, or (iii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Fund’s schedules of investments are available upon request, without charge, by calling 1-800-242-0134 and on the Fund’s website at http://www.ssga.com/geam.

26	Other Information

State Street Total Return V.I.S. Fund

Other Information — June 30, 2019 (Unaudited), continued

Director Considerations in Approving Continuation of Investment Advisory Agreement1

Overview of the Contract Review Process

Under the Investment Company Act of 1940, as amended (the “1940 Act”), an investment advisory agreement between a mutual fund and its investment adviser may continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of directors or its shareholders, and by a vote of a majority of those directors who are not “interested persons” of the fund (commonly referred to as, the “Independent Directors”) cast in person at a meeting called for the purpose of considering such approval.

Consistent with these requirements, the Board of Directors (the “Board”) of the State Street Variable Insurance Series Funds, Inc. (the “Company”) met in person on April 10, 2019 and May 15, 2019, including in executive sessions attended by the Independent Directors, to consider a proposal to approve, with respect to State Street Total Return V.I.S. Fund (the “Fund”), the continuation of the investment advisory agreement (the “Advisory Agreement”) with SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). Prior to voting on the proposal, the Independent Directors, as well as the Directors who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. The Independent Directors were separately represented by counsel who are independent of the Adviser in connection with their consideration of approval of the Agreement. Following the April 10, 2019 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto prior to and at the May 15, 2019 meeting. The Independent Directors considered, among other things, the following:

Information about Performance, Expenses and Fees

•	A report prepared by an independent third-party provider of investment company data, which includes for the Fund:

¡

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2018, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

¡

Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

¡	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and

¡	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•	Comparative information concerning fees charged by the Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and

[1]

The Independent Directors have identified numerous relevant issues, factors and concerns (“issues, factors and concerns”) that they consider each year in connection with the proposed continuation of the advisory agreement, the administration agreement, the distribution plans, the distribution agreement and various related-party service agreements (the “annual review process”). The statement of issues, factors and concerns and the related conclusions of the Independent Directors may not change substantially from year to year. However, the information requested by, and provided to, the Independent Directors with respect to the issues, factors and concerns and on which their conclusions are based is updated annually and, in some cases, may differ substantially from the previous year. The Independent Directors schedule annually a separate in-person meeting that is dedicated to the annual review process (the “special meeting”). At the special meeting and throughout the annual review process, the Independent Directors take a fresh look at each of the issues, factors and concerns in light of the latest available information and each year present one or more sets of comments and questions to management with respect to specific issues, factors and concerns. Management responds to such comments and questions to the satisfaction of the Independent Directors before the annual review process is completed and prior to the Independent Directors voting on proposals to approve continuation of the agreements and plans.

Other Information	27

State Street Total Return V.I.S. Fund

Other Information — June 30, 2019 (Unaudited), continued

•	Profitability analyses for (a) the Adviser with respect to the Fund and (b) affiliates of SSGA FM that provide services to the Fund (“Affiliated Service Providers”).

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Fund.

Information about the Adviser

•	Reports detailing the financial results and condition of SSGA FM and its affiliates;

•	Descriptions of the qualifications, education and experience of the individual investment and other professionals responsible for managing the portfolio of the Fund and for Fund operations;

•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Adviser;

•	Information about the Adviser’s proxy voting policies and procedures and information regarding the Adviser’s practices for overseeing proxy vendors;

•

Information concerning the resources devoted by the Adviser to overseeing compliance by the Fund and its service providers, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;

•

A description of the adequacy and sophistication of the Adviser’s technology and systems with respect to investment and administrative matters and a description of any material improvements or changes in technology or systems in the past year;

•	A description of the business continuity and disaster recovery plans of the Adviser; and

•	Information regarding the Adviser’s risk management processes.

Other Relevant Information

•	Information concerning the nature, extent, quality and cost of services provided to the Fund by SSGA FM in its capacity as the Fund’s administrator (the “Administrator”);

•

Information concerning the nature, extent, quality and cost of various non-investment management services provided to the Fund by affiliates of the Adviser, including the custodian, sub-administrator and fund accountant of the Fund, and the role of the Adviser in managing the Fund’s relationship with these service providers;

•	Copies of the Advisory Agreement and agreements with other service providers of the Fund;

•

Draft responses to a letter from independent legal counsel to the Independent Directors (“Independent Counsel”), reviewed prior to such date by Independent Counsel, requesting specific information from each of:

¡

SSGA FM, in its capacity as the Fund’s Adviser and Administrator, with respect to its operations relating to the Fund and its approximate profit margins from such operations for the calendar year ended December 31, 2018; and the relevant operations of other affiliated service providers to the Fund, together with their approximate profit margins from such relevant operations for the calendar year ended December 31, 2018;

¡	State Street Bank and Trust Company (“State Street”), the sub-administrator, custodian, and fund accountant for the Fund, with respect to its operations relating to the Fund; and

¡

State Street Global Advisors Funds Distributors, LLC, the principal underwriter and distributor of the shares of the Fund (the “Distributor”), with respect to its operations relating to the Fund, together with the Fund’s related distribution plans and arrangements under Rule 12b-1 of the 1940 Act;

•

Information from SSGA FM, State Street and the Distributor with respect to the Fund providing any material changes to the previous information supplied in response to the letter from Independent Counsel prior to the executive session of the Board on May 15, 2019;

28	Other Information

State Street Total Return V.I.S. Fund

Other Information — June 30, 2019 (Unaudited), continued

•	Materials provided by Broadridge, circulated to the Independent Directors and to Independent Counsel; and

•	A summary of the foregoing materials prepared by Independent Counsel.

In addition to the information identified above, the Board considered information provided from time to time by the Adviser, and other service providers of the Fund throughout the year at meetings of the Board and its committees. At such meetings, the Directors received, among other things, presentations by the portfolio managers and other investment professionals of the Adviser relating to the performance of the Fund and the investment strategies used in pursuing the Fund’s investment objective.

The Independent Directors were assisted throughout the contract review process by their Independent Counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Director may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on May 15, 2019 the Board, including a majority of the Independent Directors, voted to approve the continuation of the Agreement effective June 1, 2019, for an additional year with respect to the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing particular markets, industries and specific issuers of securities in these markets and industries. The Board also considered the substantial expertise of the Adviser in developing and applying proprietary quantitative models for managing the Fund. The Board considered the extensive experience and resources committed by the Adviser to the evaluation of a portfolio’s quality distribution and sector and interest rate exposure. The Board considered the extensive experience and resources committed by the Adviser to risk management, including with respect to investment risk, liquidity risk, operational risk, counterparty risk and model risk. The Directors also considered the significant risks assumed by the Adviser in connection with the services provided to the Fund, including reputational and entrepreneurial risks. The Board also took into account the compensation paid to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management.

The Board had previously reviewed the compliance programs of SSGA FM and various affiliated service providers. Among other things, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity, the allocation of investment opportunities and the voting of proxies.

On the basis of the foregoing and other relevant information, the Board concluded that the Adviser can be expected to continue to provide high quality investment management and related services for the Fund.

Fund Performance

The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2018. For purposes of these comparisons the Independent Directors relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. Among other information, the Board considered the following performance information in its evaluation of the Fund:

State Street Total Return V.I.S. Fund. The Board considered that the Fund’s performance was below the median of its Performance Group for the 10-year period and the median of its Performance Universe for the 1-year period and below its Lipper Index for the 1- and 10-year periods. The Board also considered that the Fund’s performance was above the median of the Performance Group for

Other Information	29

State Street Total Return V.I.S. Fund

Other Information — June 30, 2019 (Unaudited), continued

the 1-, 3- and 5-year periods and the Performance Universe for the 3-, 5- and 10-year periods and above the Lipper Index for the 3- and 5-year periods. The Board took into account management’s discussion of the Fund’s performance.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Adviser to the fees charged and services provided to other clients of the Adviser, including institutional accounts, as applicable. Among other information, the Board considered the following expense information in its evaluation of the Fund:

State Street Total Return V.I.S. Fund. The Board considered that the Fund’s actual management fee was below the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were below the medians of its Expense Group and Expense Universe.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Adviser and its affiliates in providing investment advisory and other services to the Fund and to all funds within the fund complex. The Board considered other direct and indirect benefits received by SSGA FM and Affiliated Service Providers in connection with their relationships with the Fund, including soft dollar commission benefits generated through Fund portfolio transactions. The Board further considered the profitability of each of the Affiliated Service Providers with respect to their services to the Fund and/or fund complex. The Board also considered the various risks borne by SSGA FM and State Street in connection with their various roles in servicing the Fund, including reputational and entrepreneurial risks.

The Board concluded that the profitability of the Adviser with respect to the Fund, and the profitability range of each of the Affiliated Service Providers with respect to its services to the Fund, were reasonable in relation to the services provided.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the fund complex, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and fund complex increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of the Fund or the fund complex taken as a whole. The Board concluded that, in light of the current size of the Fund and the fund complex, the level of profitability of the Adviser and its affiliates with respect to the Fund and the fund complex over various time periods, and the comparative management fee and expense ratio of the Fund during these periods, it does not appear that the Adviser or its affiliates has realized benefits from economies of scale in managing the assets of the Fund to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for the Fund at this time.

Conclusions

In reaching its decision to approve the Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Directors, concluded that the Adviser possesses the capability and resources to perform the duties required of it under the Agreement.

Further, based upon its review of the Agreement, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rates payable under the Advisory Agreement are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

30	Other Information

Directors

Michael F. Holland, Co-Chairperson

Patrick J. Riley, Co-Chairperson

John R. Costantino

Donna M. Rapaccioli

Michael A. Jessee

Richard D. Shirk

Rina K. Spence

Jeanne M. La Porta

Ellen M. Needham

Officers

Jeanne M. La Porta, President

Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer

Sean O’Malley, Chief Legal Officer

Bruce S. Rosenberg, Treasurer

Ann M. Carpenter, Vice President and Deputy Treasurer

Chad C. Hallett, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

Daniel Foley, Assistant Treasurer

Andrew DeLorme, Secretary

James Goundrey, Assistant Secretary

Kevin Morris, Assistant Secretary

David Urman, Assistant Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Item 2.	Code of Ethics.

Not applicable to this filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Investments.

(a)

The Schedule of Investments for the State Street Total Return V.I.S. Fund is listed below. The Schedules of Investments for the State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund and a Summary Schedule of Investments for the State Street Total Return V.I.S. Fund are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2019 (Unaudited)

State Street Total Return V.I.S. Fund

	Number of Shares	Fair Value
Domestic Equity – 31.2% †
Common Stock – 31.2%
Advertising – 0.3%
Boston Omaha Corp., Class A	2,289	$52,990	(a	)
National CineMedia Inc.	37,600	246,656
Omnicom Group Inc.	44,586	3,653,823
TechTarget Inc.	1,723	36,614	(a	)
The Interpublic Group of Companies Inc.	76,865	1,736,380
		5,726,463
Aerospace & Defense – 0.3%
Aerovironment Inc.	6,400	363,328	(a	)
HEICO Corp.	7,758	1,038,098
HEICO Corp., Class A	15,146	1,565,642
Hexcel Corp.	7,857	635,474
Maxar Technologies Inc.	25,700	200,974	(a	)
National Presto Industries Inc.	2,396	223,523
Teledyne Technologies Inc.	7,021	1,922,841	(a	)
TransDigm Group Inc.	947	458,159	(a	)
		6,408,039
Agricultural & Farm Machinery – 0.1%
AGCO Corp.	12,964	1,005,617
Air Freight & Logistics – 0.3%
Atlas Air Worldwide Holdings Inc.	2,200	98,208	(a	)
CH Robinson Worldwide Inc.	27,357	2,307,563
Expeditors International of Washington Inc.	34,467	2,614,667
Hub Group Inc., Class A	8,672	364,050	(a	)
Radiant Logistics Inc.	18,200	111,748	(a	)
		5,496,236
Airlines – 0.2%
Alaska Air Group Inc.	8,804	562,663
Mesa Air Group Inc.	5,400	49,356	(a	)
United Continental Holdings Inc.	37,865	3,315,081	(a	)
		3,927,100
Airport Services – 0.0%*
Macquarie Infrastructure Corp.	15,903	644,708
Alternative Carriers – 0.1%
CenturyLink Inc.	191,552	2,252,651
Apparel Retail – 0.8%
Abercrombie & Fitch Co., Class A	5,647	90,578
Ascena Retail Group Inc.	81,970	50,001	(a	)
Designer Brands Inc., Class A	33,111	634,738
Foot Locker Inc.	22,435	940,475
Guess? Inc.	12,159	196,368
Shoe Carnival Inc.	4,713	130,079
The Buckle Inc.	14,109	244,227
The Cato Corp., Class A	10,437	128,584
The TJX Companies Inc.	243,327	12,867,132
Tilly’s Inc., Class A	9,606	73,294
Urban Outfitters Inc.	14,180	322,595	(a	)
Zumiez Inc.	9,172	239,389	(a	)
		15,917,460
Apparel, Accessories & Luxury Goods – 0.4%
Columbia Sportswear Co.	6,058	606,769
Fossil Group Inc.	22,280	256,220	(a	)
Kontoor Brands Inc.	9,396	263,276	(a	)
Movado Group Inc.	5,426	146,502
VF Corp.	64,784	5,658,883
		6,931,650
Application Software – 1.3%
Alteryx Inc., Class A	2,100	229,152	(a	)
American Software Inc., Class A	14,028	184,468
ANSYS Inc.	16,722	3,425,000	(a	)
Aspen Technology Inc.	13,915	1,729,356	(a	)

	Number of Shares	Fair Value
Cadence Design Systems Inc.	39,474	$2,795,154	(a	)
Cision Ltd.	32,579	382,152	(a	)
Fair Isaac Corp.	5,774	1,813,152	(a	)
Intuit Inc.	45,796	11,967,869
Manhattan Associates Inc.	12,880	892,970	(a	)
ShotSpotter Inc.	3,725	164,645	(a	)
SPS Commerce Inc.	3,300	337,293	(a	)
The Trade Desk Inc., Class A	2,700	615,006	(a	)
Zix Corp.	25,500	231,795	(a	)
		24,768,012
Asset Management & Custody Banks – 0.5%
Cohen & Steers Inc.	10,805	555,809
Diamond Hill Investment Group Inc.	1,681	238,231
Franklin Resources Inc.	60,205	2,095,134
Legg Mason Inc.	16,944	648,616
Silvercrest Asset Management Group Inc., Class A	3,814	53,511
T Rowe Price Group Inc.	46,462	5,097,346
Waddell & Reed Financial Inc., Class A	15,394	256,618
Westwood Holdings Group Inc.	3,800	133,760
		9,079,025
Auto Parts & Equipment – 0.2%
American Axle & Manufacturing Holdings Inc.	30,000	382,800	(a	)
Dorman Products Inc.	8,700	758,118	(a	)
Fox Factory Holding Corp.	700	57,757	(a	)
Gentex Corp.	52,593	1,294,314
Lear Corp.	12,495	1,740,178
Superior Industries International Inc.	9,500	32,870
		4,266,037
Automobile Manufacturers – 0.4%
Ford Motor Co.	415,086	4,246,330
General Motors Co.	86,332	3,326,372
		7,572,702
Automotive Retail – 0.2%
Advance Auto Parts Inc.	10,318	1,590,416
America’s Car-Mart Inc.	1,000	86,080	(a	)
AutoNation Inc.	10,981	460,543	(a	)
AutoZone Inc.	291	319,946	(a	)
Penske Automotive Group Inc.	6,797	321,498
Sonic Automotive Inc., Class A	11,822	276,044
		3,054,527
Biotechnology – 0.3%
Adverum Biotechnologies Inc.	16,840	200,228	(a	)
Aeglea BioTherapeutics Inc.	6,225	42,641	(a	)
Anika Therapeutics Inc.	4,736	192,376	(a	)
Arcus Biosciences Inc.	14,640	116,388	(a	)
ArQule Inc.	25,800	284,058	(a	)
Arrowhead Pharmaceuticals Inc.	36,860	976,790	(a	)
Avid Bioservices Inc.	23,700	132,720	(a	)
BioSpecifics Technologies Corp.	2,800	167,188	(a	)
BioTime Inc.	36,700	40,370	(a	)
CareDx Inc.	6,200	223,138	(a	)
Celcuity Inc.	2,589	64,725	(a	)
Cue Biopharma Inc.	8,523	76,622	(a	)
Denali Therapeutics Inc.	18,373	381,423	(a	)
Emergent BioSolutions Inc.	3,173	153,288	(a	)
Enanta Pharmaceuticals Inc.	2,700	227,826	(a	)
Evelo Biosciences Inc.	6,411	57,571	(a	)
Fate Therapeutics Inc.	21,310	432,593	(a	)
G1 Therapeutics Inc.	5,367	164,552	(a	)
Genomic Health Inc.	10,280	597,988	(a	)
Homology Medicines Inc.	2,814	55,070	(a	)
PDL BioPharma Inc.	69,967	219,696	(a	)
Ra Pharmaceuticals Inc.	1,900	57,133	(a	)
Repligen Corp.	6,500	558,675	(a	)
Synlogic Inc.	6,100	55,510	(a	)
United Therapeutics Corp.	8,610	672,097	(a	)
UNITY Biotechnology Inc.	11,602	110,219	(a	)
Veracyte Inc.	4,800	136,848	(a	)

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Verastem Inc.	15,500	$23,405	(a	)
Viking Therapeutics Inc.	13,200	109,560	(a	)
		6,530,698
Brewers – 0.0%*
The Boston Beer Company Inc., Class A	2,430	917,957	(a	)
Broadcasting – 0.1%
AMC Networks Inc., Class A	8,804	479,730	(a	)
Discovery Inc., Class A	30,770	944,639	(a	)
Media General Inc.	2,076	208	(b,c	)
		1,424,577
Building Products – 0.0%*
AAON Inc.	1,600	80,288
Resideo Technologies Inc.	24,636	540,021	(a	)
		620,309
Cable & Satellite – 0.1%
Cable One Inc.	854	1,000,025
Casinos & Gaming – 0.0%*
Century Casinos Inc.	8,000	77,600	(a	)
Coal & Consumable Fuels – 0.0%*
Energy Fuels Inc.	39,800	124,574	(a	)
NACCO Industries Inc., Class A	1,500	77,910
		202,484
Commercial Printing – 0.0%*
Ennis Inc.	12,500	256,500
RR Donnelley & Sons Co.	17,700	34,869
		291,369
Commodity Chemicals – 0.0%*
Hawkins Inc.	3,500	151,935
Communications Equipment – 0.9%
Cisco Systems Inc.	289,039	15,819,104
Digi International Inc.	13,500	171,180	(a	)
F5 Networks Inc.	11,927	1,736,929	(a	)
NETGEAR Inc.	9,399	237,701	(a	)
Ubiquiti Networks Inc.	3,029	398,314
		18,363,228
Computer & Electronics Retail – 0.0%*
GameStop Corp., Class A	12,200	66,734
Construction & Engineering – 0.2%
Arcosa Inc.	9,399	353,684
Argan Inc.	7,100	287,976
IES Holdings Inc.	2,800	52,780	(a	)
Jacobs Engineering Group Inc.	25,085	2,116,923
MYR Group Inc.	5,405	201,877	(a	)
NV5 Global Inc.	4,700	382,580	(a	)
Quanta Services Inc.	29,156	1,113,468
Tutor Perini Corp.	2,600	36,062	(a	)
WillScot Corp.	4,033	60,656	(a	)
		4,606,006
Construction Machinery & Heavy Trucks – 0.2%
Allison Transmission Holdings Inc.	22,908	1,061,786
Cummins Inc.	12,022	2,059,849
Miller Industries Inc.	5,386	165,619
The Greenbrier Companies Inc.	3,500	106,400
Trinity Industries Inc.	14,769	306,457
		3,700,111
Construction Materials – 0.0%*
United States Lime & Minerals Inc.	957	76,560
Consumer Electronics – 0.1%
Garmin Ltd.	22,814	1,820,557
Roku Inc.	1,181	106,975	(a	)
		1,927,532
Consumer Finance – 0.1%
Credit Acceptance Corp.	1,136	549,631	(a	)
Curo Group Holdings Corp.	5,405	59,725	(a	)

	Number of Shares	Fair Value
Santander Consumer USA Holdings Inc.	23,098	$553,428
World Acceptance Corp.	1,700	278,987	(a	)
		1,441,771
Data Processing & Outsourced Services – 0.7%
Broadridge Financial Solutions Inc.	23,187	2,960,516
Euronet Worldwide Inc.	9,845	1,656,323	(a	)
Genpact Ltd.	7,960	303,196
Jack Henry & Associates Inc.	15,450	2,069,064
NIC Inc.	31,119	499,149
Paychex Inc.	64,247	5,286,886
Sykes Enterprises Inc.	19,200	527,232	(a	)
		13,302,366
Department Stores – 0.2%
Dillard’s Inc., Class A	5,270	328,216
Kohl’s Corp.	32,880	1,563,444
Macy’s Inc.	61,259	1,314,618
		3,206,278
Distillers & Vintners – 0.0%*
Brown-Forman Corp., Class A	5,606	308,330
Distributors – 0.2%
Funko Inc., Class A	5,190	125,702	(a	)
Genuine Parts Co.	28,596	2,961,973
Weyco Group Inc.	2,959	79,035
		3,166,710
Diversified Metals & Mining – 0.0%*
Materion Corp.	1,058	71,743
Diversified REITs – 0.2%
Armada Hoffler Properties Inc.	23,980	396,869
One Liberty Properties Inc.	7,298	211,350
PS Business Parks Inc.	6,300	1,061,739
STORE Capital Corp.	38,338	1,272,438
		2,942,396
Diversified Support Services – 0.1%
McGrath RentCorp.	11,758	730,760
UniFirst Corp.	7,329	1,382,029
Viad Corp.	8,269	547,739
		2,660,528
Education Services – 0.0%*
American Public Education Inc.	7,731	228,683	(a	)
Graham Holdings Co., Class B	852	587,905
		816,588
Electric Utilities – 0.3%
Avangrid Inc.	8,141	411,120
Eversource Energy	19,500	1,477,320
Hawaiian Electric Industries Inc.	21,725	946,124
OGE Energy Corp.	39,947	1,700,144
Pinnacle West Capital Corp.	22,340	2,101,971
		6,636,679
Electrical Components & Equipment – 0.1%
Encore Wire Corp.	7,978	467,351
EnerSys	2,400	164,400
Powell Industries Inc.	4,300	163,400
Preformed Line Products Co.	1,505	83,558
Regal Beloit Corp.	8,614	703,850
Vicor Corp.	8,500	263,925	(a	)
		1,846,484
Electronic Components – 0.1%
AVX Corp.	22,625	375,575
Dolby Laboratories Inc., Class A	12,444	803,882
Vishay Intertechnology Inc.	13,800	227,976
		1,407,433
Electronic Equipment & Instruments – 0.1%
Arlo Technologies Inc.	14,652	58,755	(a	)
Badger Meter Inc.	13,913	830,467
Napco Security Technologies Inc.	5,600	166,208	(a	)
nLight Inc.	4,000	76,800	(a	)

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2019 (Unaudited)

	Number of Shares	Fair Value
PAR Technology Corp.	5,500	$155,100	(a	)
Vishay Precision Group Inc.	5,037	204,653	(a	)
		1,491,983
Electronic Manufacturing Services – 0.2%
Benchmark Electronics Inc.	21,197	532,469
Jabil Inc.	30,318	958,049
Kimball Electronics Inc.	12,100	196,504	(a	)
Park Electrochemical Corp.	8,994	150,110
Plexus Corp.	14,815	864,751	(a	)
Sanmina Corp.	11,700	354,276	(a	)
		3,056,159
Environmental & Facilities Services – 0.3%
ABM Industries Inc.	15,600	624,000
PICO Holdings Inc.	9,100	105,742	(a	)
Republic Services Inc.	43,606	3,778,024
Rollins Inc.	29,002	1,040,302
		5,548,068
Fertilizers & Agricultural Chemicals – 0.0%*
The Mosaic Co.	10,670	267,070
Financial Exchanges & Data – 0.2%
CME Group Inc.	18,736	3,636,845
Donnelley Financial Solutions Inc.	16,400	218,776	(a	)
Morningstar Inc.	3,645	527,213
		4,382,834
Food Distributors – 0.0%*
SpartanNash Co.	3,000	35,010
United Natural Foods Inc.	25,000	224,250	(a	)
		259,260
Food Retail – 0.3%
Casey’s General Stores Inc.	7,289	1,137,011
Natural Grocers by Vitamin Cottage Inc.	4,228	42,492	(a	)
The Kroger Co.	158,937	3,450,522
Village Super Market Inc., Class A	3,847	101,984
Weis Markets Inc.	4,703	171,236
		4,903,245
Footwear – 0.1%
Rocky Brands Inc.	3,145	85,796
Steven Madden Ltd.	42,110	1,429,634
		1,515,430
Gas Utilities – 0.2%
Atmos Energy Corp.	22,908	2,418,169
UGI Corp.	34,552	1,845,422
		4,263,591
Health Care REITs – 0.2%
Community Healthcare Trust Inc.	8,627	339,990
LTC Properties Inc.	14,000	639,240
Medical Properties Trust Inc.	73,836	1,287,700
Omega Healthcare Investors Inc.	39,663	1,457,615
Senior Housing Properties Trust	45,351	375,053
		4,099,598
Healthcare Distributors – 0.1%
Henry Schein Inc.	30,386	2,123,982	(a	)
Patterson Companies Inc.	23,500	538,150
PetIQ Inc.	7,620	251,155	(a	)
		2,913,287
Healthcare Equipment – 1.0%
ABIOMED Inc.	1,261	328,478	(a	)
Danaher Corp.	94,460	13,500,223
FONAR Corp.	3,000	64,530	(a	)
Globus Medical Inc., Class A	1,941	82,104	(a	)
IntriCon Corp.	3,600	84,096	(a	)
Masimo Corp.	9,182	1,366,465	(a	)
SeaSpine Holdings Corp.	6,900	91,425	(a	)
Steris PLC	16,755	2,494,484	(a	)
Surmodics Inc.	1,932	83,405	(a	)
Tandem Diabetes Care Inc.	17,230	1,111,680	(a	)

	Number of Shares	Fair Value
TransEnterix Inc.	77,300	$105,128	(a	)
Varian Medical Systems Inc.	2,479	337,466	(a	)
		19,649,484
Healthcare Facilities – 0.4%
Community Health Systems Inc.	40,100	107,067	(a	)
HCA Healthcare Inc.	49,538	6,696,051
National HealthCare Corp.	5,892	478,136
Tenet Healthcare Corp.	2,101	43,407	(a	)
US Physical Therapy Inc.	3,700	453,509
		7,778,170
Healthcare Services – 0.2%
Addus HomeCare Corp.	4,800	359,760	(a	)
Amedisys Inc.	2,400	291,384	(a	)
BioTelemetry Inc.	3,500	168,525	(a	)
Cigna Corp.	17,492	2,755,865	(a	)
CorVel Corp.	4,413	383,975	(a	)
Premier Inc., Class A	10,413	407,252	(a	)
		4,366,761
Healthcare Supplies – 0.1%
Atrion Corp.	600	511,644
ICU Medical Inc.	1,126	283,651	(a	)
Meridian Bioscience Inc.	20,263	240,724
OrthoPediatrics Corp.	3,178	123,942	(a	)
Utah Medical Products Inc.	1,605	153,599
		1,313,560
Healthcare Technology – 0.0%*
Simulations Plus Inc.	5,672	161,992
Home Building – 0.1%
MDC Holdings Inc.	23,700	776,886
Meritage Homes Corp.	5,100	261,834	(a	)
		1,038,720
Home Furnishing Retail – 0.1%
Bed Bath & Beyond Inc.	14,900	173,138
Williams-Sonoma Inc.	16,066	1,044,290
		1,217,428
Home Furnishings – 0.0%*
Ethan Allen Interiors Inc.	3,300	69,498
Hotel & Resort REITs – 0.2%
Apple Hospitality REIT Inc.	43,355	687,610
Chesapeake Lodging Trust	28,723	816,308
Hospitality Properties Trust	32,567	814,175
Park Hotels & Resorts Inc.	40,231	1,108,766
		3,426,859
Hotels, Resorts & Cruise Lines – 0.0%*
Wyndham Destinations Inc.	19,121	839,412
Household Appliances – 0.0%*
Hamilton Beach Brands Holding Co., Class A	3,017	57,474
iRobot Corp.	3,100	284,084	(a	)
		341,558
Household Products – 0.4%
Church & Dwight Company Inc.	48,940	3,575,556
The Procter & Gamble Co.	31,049	3,404,523
		6,980,079
Human Resource & Employment Services – 0.2%
BG Staffing Inc.	4,000	75,520
GP Strategies Corp.	5,800	87,464	(a	)
Kelly Services Inc., Class A	15,209	398,324
Kforce Inc.	7,283	255,560
ManpowerGroup Inc.	12,306	1,188,760
Robert Half International Inc.	23,687	1,350,396
		3,356,024
Hypermarkets & Super Centers – 0.6%
Costco Wholesale Corp.	45,816	12,107,336
Independent Power Producers & Energy Traders – 0.1%
AES Corp.	77,244	1,294,609
Vistra Energy Corp.	54,326	1,229,941
		2,524,550

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Industrial Conglomerates – 0.8%
Honeywell International Inc.	84,831	$14,810,644
Industrial Machinery – 0.3%
Donaldson Company Inc.	25,653	1,304,712
Gencor Industries Inc.	4,000	52,000	(a	)
Hurco Companies Inc.	3,033	107,853
Hyster-Yale Materials Handling Inc.	3,800	209,988
ITT Inc.	17,512	1,146,686
Mueller Industries Inc.	18,500	541,495
Snap-on Inc.	11,075	1,834,463
The Eastern Co.	2,534	71,003
The Gorman-Rupp Co.	8,575	281,517
The Timken Co.	6,310	323,955
		5,873,672
Industrial REITs – 0.0%*
Innovative Industrial Properties Inc.	2,269	280,358
Insurance Brokers – 0.1%
Brown & Brown Inc.	46,442	1,555,807
Goosehead Insurance Inc., Class A	4,803	229,583
Health Insurance Innovations Inc., Class A	4,500	116,640	(a	)
		1,902,030
Integrated Oil & Gas – 0.2%
Exxon Mobil Corp.	56,702	4,345,074
Integrated Telecommunication Services – 0.0%*
ATN International Inc.	4,900	282,877
Frontier Communications Corp.	30,500	53,375	(a	)
		336,252
Interactive Home Entertainment – 0.0%*
Zynga Inc., Class A	153,254	939,447	(a	)
Interactive Media & Services – 0.1%
Alphabet Inc., Class C	325	351,296	(a	)
Liberty TripAdvisor Holdings Inc., Class A	12,100	150,040	(a	)
Match Group Inc.	10,507	706,806
The Meet Group Inc.	8,900	30,972	(a	)
TripAdvisor Inc.	20,826	964,035	(a	)
		2,203,149
Internet & Direct Marketing Retail – 0.3%
1-800-Flowers.com Inc., Class A	12,960	244,685	(a	)
Amazon.com Inc.	2,373	4,493,584	(a	)
Duluth Holdings Inc., Class B	3,800	51,642	(a	)
Qurate Retail Inc.	30,481	377,659	(a	)
Stamps.com Inc.	4,200	190,134	(a	)
		5,357,704
Internet Services & Infrastructure – 0.1%
Okta Inc.	17,388	2,147,592	(a	)
Investment Banking & Brokerage – 0.1%
Cowen Inc., Class A	13,500	232,065	(a	)
Evercore Inc., Class A	8,046	712,634
Greenhill & Company Inc.	8,300	112,797
Houlihan Lokey Inc.	16,305	726,062
INTL. FCStone Inc.	7,550	298,905	(a	)
Moelis & Co., Class A	21,559	753,487
Oppenheimer Holdings Inc., Class A	2,487	67,696
		2,903,646
IT Consulting & Other Services – 0.2%
Amdocs Ltd.	27,665	1,717,720
Booz Allen Hamilton Holding Corp.	27,357	1,811,307
ManTech International Corp., Class A	12,769	840,839
Perficient Inc.	4,160	142,771	(a	)
Unisys Corp.	24,600	239,112	(a	)
		4,751,749
Leisure Facilities – 0.0%*
International Speedway Corp., Class A	11,370	510,399
Speedway Motorsports Inc.	5,327	98,816
		609,215

	Number of Shares	Fair Value
Leisure Products – 0.0%*
Escalade Inc.	4,200	$48,174
Johnson Outdoors Inc., Class A	2,304	171,809
MasterCraft Boat Holdings Inc.	8,948	175,292	(a	)
Sturm Ruger & Company Inc.	7,800	424,944
		820,219
Life & Health Insurance – 0.6%
Aflac Inc.	149,411	8,189,217
Athene Holding Ltd., Class A	10,602	456,522	(a	)
Brighthouse Financial Inc.	24,087	883,752	(a	)
FBL Financial Group Inc., Class A	2,263	144,379
Genworth Financial Inc., Class A	500	1,855	(a	)
Independence Holding Co.	1,669	64,624
National Western Life Group Inc., Class A	1,055	271,135
Torchmark Corp.	20,731	1,854,595
		11,866,079
Life Sciences Tools & Services – 0.2%
Bio-Techne Corp.	7,405	1,543,868
Bruker Corp.	6,990	349,151
Charles River Laboratories International Inc.	4,165	591,013	(a	)
Luminex Corp.	20,065	414,142
Medpace Holdings Inc.	10,500	686,910	(a	)
Quanterix Corp.	2,265	76,534	(a	)
		3,661,618
Managed Healthcare – 0.7%
Anthem Inc.	13,726	3,873,614
Centene Corp.	17,356	910,149	(a	)
Molina Healthcare Inc.	12,454	1,782,666	(a	)
UnitedHealth Group Inc.	15,955	3,893,179
WellCare Health Plans Inc.	9,561	2,725,554	(a	)
		13,185,162
Metal & Glass Containers – 0.1%
AptarGroup Inc.	12,424	1,544,800
Greif Inc., Class B	2,200	96,030
Silgan Holdings Inc.	15,472	473,443
		2,114,273
Mortgage REITs – 0.8%
AG Mortgage Investment Trust Inc.	14,014	222,823
AGNC Investment Corp.	107,202	1,803,138
Annaly Capital Management Inc.	276,981	2,528,837
Anworth Mortgage Asset Corp.	47,600	180,404
Apollo Commercial Real Estate Finance Inc.	59,575	1,095,584
Arbor Realty Trust Inc.	35,470	429,896
Ares Commercial Real Estate Corp.	13,107	194,770
Arlington Asset Investment Corp., Class A	13,922	95,783
ARMOUR Residential REIT Inc.	24,800	462,272
Blackstone Mortgage Trust Inc., Class A	55,175	1,963,126
Capstead Mortgage Corp.	41,253	344,463
Cherry Hill Mortgage Investment Corp.	7,684	122,944
Chimera Investment Corp.	37,268	703,247
Dynex Capital Inc.	11,158	186,902
MFA Financial Inc.	89,476	642,438
New Residential Investment Corp.	80,557	1,239,772
PennyMac Mortgage Investment Trust	29,100	635,253
Ready Capital Corp.	8,300	123,670
Starwood Property Trust Inc.	53,735	1,220,859
TPG RE Finance Trust Inc.	15,047	290,257
Two Harbors Investment Corp.	49,130	622,477
		15,108,915
Movies & Entertainment – 0.7%
AMC Entertainment Holdings Inc., Class A	12,200	113,826
Cinemark Holdings Inc.	21,406	772,757

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2019 (Unaudited)

	Number of Shares	Fair Value
The Walt Disney Co.	74,404	$10,389,775
Viacom Inc., Class B	70,712	2,112,167
		13,388,525
Multi-Line Insurance – 0.1%
American Financial Group Inc.	14,351	1,470,547
Assurant Inc.	10,413	1,107,735
		2,578,282
Multi-Sector Holdings – 1.0%
Berkshire Hathaway Inc., Class B	95,725	20,405,698	(a	)
Multi-Utilities – 0.2%
Ameren Corp.	48,656	3,654,552
Unitil Corp.	5,900	353,351
		4,007,903
Office REITs – 0.1%
Columbia Property Trust Inc.	23,665	490,812
Equity Commonwealth	23,476	763,440
		1,254,252
Office Services & Supplies – 0.0%*
Steelcase Inc., Class A	21,181	362,195
Oil & Gas Drilling – 0.0%*
Diamond Offshore Drilling Inc.	4,600	40,802	(a	)
Noble Corporation PLC	120,216	224,804	(a	)
Pioneer Energy Services Corp.	24,000	6,070	(a	)
Transocean Ltd.	103,218	661,627	(a	)
		933,303
Oil & Gas Equipment & Services – 0.0%*
Era Group Inc.	9,400	78,396	(a	)
Frank’s International N.V.	35,700	194,922	(a	)
Liberty Oilfield Services Inc., Class A	3,332	53,912
Mammoth Energy Services Inc.	5,798	39,890
Matrix Service Co.	12,968	262,731	(a	)
Smart Sand Inc.	10,400	25,376	(a	)
Solaris Oilfield Infrastructure Inc., Class A	7,114	106,568
		761,795
Oil & Gas Exploration & Production – 0.1%
California Resources Corp.	2,700	53,136	(a	)
Denbury Resources Inc.	41,800	51,832	(a	)
Evolution Petroleum Corp.	11,902	85,099
Gulfport Energy Corp.	43,800	215,058	(a	)
Penn Virginia Corp.	400	12,272	(a	)
SM Energy Co.	22,813	285,619
W&T Offshore Inc.	18,900	93,744	(a	)
Whiting Petroleum Corp.	18,373	343,208	(a	)
		1,139,968
Oil & Gas Refining & Marketing – 0.9%
CVR Energy Inc.	8,836	441,712
HollyFrontier Corp.	31,843	1,473,694
PBF Energy Inc., Class A	23,840	746,192
Phillips 66	82,514	7,718,359
Renewable Energy Group Inc.	18,000	285,480	(a	)
Valero Energy Corp.	84,960	7,273,426
World Fuel Services Corp.	13,500	485,460
		18,424,323
Oil & Gas Storage & Transportation – 0.0%*
DHT Holdings Inc.	44,800	264,768
Nordic American Tankers Ltd.	65,700	153,738
		418,506
Other Diversified Financial Services – 0.0%*
AXA Equitable Holdings Inc.	39,596	827,556
Packaged Foods & Meats – 0.2%
Hormel Foods Corp.	54,431	2,206,633
J&J Snack Foods Corp.	4,981	801,692
JBS S.A.	38,092	210,902
Lancaster Colony Corp.	9,172	1,362,959
Tootsie Roll Industries Inc.	8,211	303,232
		4,885,418

	Number of Shares	Fair Value
Paper Packaging – 0.1%
Sonoco Products Co.	19,690	$1,286,545
UFP Technologies Inc.	3,071	127,784	(a	)
		1,414,329
Paper Products – 0.0%*
Domtar Corp.	12,495	556,402
Verso Corp., Class A	16,753	319,145	(a	)
		875,547
Personal Products – 0.4%
Medifast Inc.	1,865	239,280
The Estee Lauder Companies Inc., Class A	42,884	7,852,489
USANA Health Sciences Inc.	1,026	81,495	(a	)
		8,173,264
Pharmaceuticals – 1.5%
Amneal Pharmaceuticals Inc.	4,108	29,454	(a	)
Eli Lilly & Co.	20,731	2,296,788
Endo International PLC	12,700	52,324	(a	)
Evolus Inc.	4,370	63,889	(a	)
Johnson & Johnson	126,161	17,571,704
Mallinckrodt PLC	7,900	72,522	(a	)
Pfizer Inc.	200,942	8,704,808
		28,791,489
Property & Casualty Insurance – 1.9%
AMERISAFE Inc.	9,264	590,765
Arch Capital Group Ltd.	77,528	2,874,738	(a	)
Assured Guaranty Ltd.	20,760	873,581
Axis Capital Holdings Ltd.	16,471	982,495
Chubb Ltd.	62,950	9,271,906
Cincinnati Financial Corp.	30,765	3,189,408
Donegal Group Inc., Class A	4,372	66,761
Employers Holdings Inc.	8,700	367,749
Erie Indemnity Co., Class A	4,929	1,253,346
Fidelity National Financial Inc.	52,916	2,132,515
First American Financial Corp.	21,678	1,164,109
James River Group Holdings Ltd.	1,500	70,350
Kinsale Capital Group Inc.	9,509	869,883
Loews Corp.	55,720	3,046,212
Mercury General Corp.	5,263	328,938
Old Republic International Corp.	56,703	1,269,013
Protective Insurance Corp., Class B	4,514	78,408
Safety Insurance Group Inc.	7,093	674,757
The Allstate Corp.	50,644	5,149,988
The Hanover Insurance Group Inc.	8,520	1,093,116
United Fire Group Inc.	6,500	314,990
White Mountains Insurance Group Ltd.	568	580,189
WR Berkley Corp.	28,473	1,877,225
		38,120,442
Publishing – 0.0%*
John Wiley & Sons Inc., Class A	8,593	394,075
Scholastic Corp.	1,500	49,860
		443,935
Railroads – 0.1%
Genesee & Wyoming Inc., Class A	11,549	1,154,900	(a	)
Real Estate Services – 0.0%*
Marcus & Millichap Inc.	2,500	77,125	(a	)
Realogy Holdings Corp.	24,172	175,005
		252,130
Regional Banks – 0.5%
1st Constitution Bancorp	3,476	64,202
ACNB Corp.	3,167	125,318
American National Bankshares Inc.	1,488	57,660
Ames National Corp.	3,713	100,622
Arrow Financial Corp.	6,030	209,422
Auburn National Bancorporation Inc.	1,184	39,664
Bank of Hawaii Corp.	8,236	682,847
Bank of Marin Bancorp	3,200	131,264
Baycom Corp.	4,757	104,178	(a	)
Cambridge Bancorp	1,684	137,246
CB Financial Services Inc.	2,210	52,487

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2019 (Unaudited)

	Number of Shares	Fair Value
CenterState Bank Corp.	3,592	$82,724
Chemung Financial Corp.	1,535	74,202
Citizens & Northern Corp.	4,741	124,831
City Holding Co.	4,886	372,606
Commerce Bancshares Inc.	19,974	1,191,649
Community Trust Bancorp Inc.	6,149	260,041
Evans Bancorp Inc.	1,187	44,786
Fidelity D&D Bancorp Inc.	1,358	91,258
Fidelity Southern Corp.	900	27,873
Financial Institutions Inc.	4,000	116,600
First Choice Bancorp	410	9,323
First Community Bancshares Inc.	7,000	236,320
First Community Corp.	3,345	61,916
First Financial Corp.	5,855	235,137
First Financial Northwest Inc.	3,803	53,812
First Hawaiian Inc.	26,411	683,253
First Mid Bancshares Inc.	5,632	196,669
First Savings Financial Group Inc.	852	51,120
First United Corp.	2,990	58,933
FNB Corp.	49,792	586,052
Independent Bank Corp.	79	6,016
Investar Holding Corp.	2,700	64,395
LCNB Corp.	4,198	79,762
Level One Bancorp Inc.	2,039	50,955
Metropolitan Bank Holding Corp.	2,799	123,156	(a	)
Mid Penn Bancorp Inc.	490	12,225
Middlefield Banc Corp.	1,480	60,680
MutualFirst Financial Inc.	2,502	85,168
National Bankshares Inc.	3,186	124,031
Northrim BanCorp Inc.	3,126	111,473
Norwood Financial Corp.	2,672	93,012
Oak Valley Bancorp	3,274	64,007
Ohio Valley Banc Corp.	1,971	76,021
Orrstown Financial Services Inc.	2,744	60,341
Park National Corp.	4,955	492,477
Parke Bancorp Inc.	2,300	55,085
PCB Bancorp	2,800	47,712
Penns Woods Bancorp Inc.	1,479	66,925
People’s United Financial Inc.	34,173	573,423
Peoples Bancorp of North Carolina Inc.	1,900	57,095
Premier Financial Bancorp Inc.	5,592	83,880
Prosperity Bancshares Inc.	13,374	883,353
Republic Bancorp Inc., Class A	2,000	99,500
Select Bancorp Inc.	2,769	31,677	(a	)
Shore Bancshares Inc.	5,893	96,292
Spirit of Texas Bancshares Inc.	4,738	106,605	(a	)
		9,869,281
Reinsurance – 0.1%
Reinsurance Group of America Inc.	12,529	1,954,900
Research & Consulting Services – 0.2%
CBIZ Inc.	24,983	489,417	(a	)
CRA International Inc.	3,635	139,330
Exponent Inc.	24,934	1,459,636
Forrester Research Inc.	5,032	236,655
ICF International Inc.	4,005	291,564
Navigant Consulting Inc.	20,500	475,395
Resources Connection Inc.	14,614	233,970
		3,325,967
Residential REITs – 0.1%
American Campus Communities Inc.	25,937	1,197,252
BRT Apartments Corp.	4,577	64,673
		1,261,925
Restaurants – 0.1%
BJ’s Restaurants Inc.	3,300	145,002
Brinker International Inc.	18,246	717,980
El Pollo Loco Holdings Inc.	3,700	39,442	(a	)
J. Alexander’s Holdings Inc.	5,935	66,650	(a	)
Nathan’s Famous Inc.	700	54,684
The Cheesecake Factory Inc.	20,490	895,823
Wingstop Inc.	1,000	94,750
		2,014,331

	Number of Shares	Fair Value
Retail REITs – 0.4%
Brixmor Property Group Inc.	60,394	$1,079,845
Getty Realty Corp.	15,945	490,468
Kimco Realty Corp.	81,409	1,504,438
National Retail Properties Inc.	31,712	1,681,053
Realty Income Corp.	15,714	1,083,795
Retail Properties of America Inc., Class A	43,067	506,468
RPT Realty	8,300	100,513
SITE Centers Corp.	30,576	404,826
Spirit Realty Capital Inc.	17,134	730,937
Weingarten Realty Investors	23,855	654,104
Whitestone REIT	18,500	234,765
		8,471,212
Semiconductor Equipment – 0.0%*
AXT Inc.	11,000	43,560	(a	)
Photronics Inc.	31,591	259,046	(a	)
		302,606
Semiconductors – 1.1%
Cirrus Logic Inc.	5,900	257,830	(a	)
Diodes Inc.	19,500	709,215	(a	)
Intel Corp.	267,048	12,783,588
Monolithic Power Systems Inc.	7,289	989,700
NVE Corp.	2,266	157,782
Xilinx Inc.	51,023	6,016,632
		20,914,747
Soft Drinks – 0.1%
Keurig Dr Pepper Inc.	36,344	1,050,342
Specialized Finance – 0.0%*
NewStar Financial Inc.	492	128	(b,c	)
Specialized REITs – 0.2%
EPR Properties	14,767	1,101,471
Jernigan Capital Inc.	9,291	190,466
Lamar Advertising Co., Class A	16,850	1,359,963
Life Storage Inc.	9,188	873,595
Uniti Group Inc.	28,541	271,139
		3,796,634
Specialty Chemicals – 0.0%*
FutureFuel Corp.	12,100	141,449
NewMarket Corp.	1,515	607,424
		748,873
Specialty Stores – 0.2%
Barnes & Noble Inc.	26,400	176,616
Dick’s Sporting Goods Inc.	14,300	495,209
Hibbett Sports Inc.	8,905	162,071	(a	)
MarineMax Inc.	10,831	178,062	(a	)
Sally Beauty Holdings Inc.	7,900	105,386	(a	)
Signet Jewelers Ltd.	1,900	33,972
Sportsman’s Warehouse Holdings Inc.	13,200	49,896	(a	)
Tractor Supply Co.	24,423	2,657,222
		3,858,434
Steel – 0.1%
Reliance Steel & Aluminum Co.	13,671	1,293,550
Warrior Met Coal Inc.	20,901	545,934
		1,839,484
Systems Software – 0.5%
Fortinet Inc.	3,497	268,674	(a	)
Microsoft Corp.	54,162	7,255,542
SecureWorks Corp., Class A	4,060	53,957	(a	)
VMware Inc., Class A	14,389	2,405,985
		9,984,158
Technology Distributors – 0.3%
Arrow Electronics Inc.	16,891	1,203,822	(a	)
Avnet Inc.	21,560	976,021
Insight Enterprises Inc.	16,987	988,643	(a	)
PC Connection Inc.	5,505	192,565
ScanSource Inc.	12,088	393,585	(a	)
Tech Data Corp.	15,300	1,600,380	(a	)
		5,355,016

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Technology Hardware, Storage & Peripherals – 0.6%
Apple Inc.	44,508	$8,809,023
Dell Technologies, Class C	2,276	115,621	(a	)
HP Inc.	89,957	1,870,206
Xerox Corp.	40,231	1,424,580
		12,219,430
Thrifts & Mortgage Finance – 0.2%
Capitol Federal Financial Inc.	63,700	877,149
Entegra Financial Corp.	3,164	95,300	(a	)
ESSA Bancorp Inc.	3,100	47,275
FS Bancorp Inc.	1,739	90,202
Luther Burbank Corp.	7,970	86,793
Northwest Bancshares Inc.	46,290	815,167
OP Bancorp	5,921	64,184
Oritani Financial Corp.	18,662	331,064
Territorial Bancorp Inc.	3,616	111,734
Timberland Bancorp Inc.	2,247	67,140
TrustCo Bank Corp.	45,556	360,804
Waterstone Financial Inc.	12,100	206,426
Western New England Bancorp Inc.	4,900	45,766
		3,199,004
Tires & Rubber – 0.0%*
Cooper Tire & Rubber Co.	16,100	507,955
Tobacco – 0.0%*
Turning Point Brands Inc.	3,919	191,953
Trading Companies & Distributors – 0.3%
Aircastle Ltd.	10,900	231,734
BlueLinx Holdings Inc.	4,130	81,815	(a	)
CAI International Inc.	8,400	208,488	(a	)
Foundation Building Materials Inc.	5,653	100,510	(a	)
Kaman Corp.	13,340	849,625
MSC Industrial Direct Company Inc., Class A	8,841	656,533
NOW Inc.	25,000	369,000	(a	)
Rush Enterprises Inc., Class A	1,600	58,432
Rush Enterprises Inc., Class B	2,089	77,105
WESCO International Inc.	9,372	474,692	(a	)
Willis Lease Finance Corp.	1,474	85,964	(a	)
WW Grainger Inc.	7,119	1,909,529
		5,103,427
Trucking – 0.2%
AMERCO	1,420	537,541
ArcBest Corp.	11,428	321,241
Heartland Express Inc.	22,700	410,189
Landstar System Inc.	8,012	865,216
Marten Transport Ltd.	19,001	344,868
PAM Transportation Services Inc.	507	31,434	(a	)
Ryder System Inc.	10,413	607,078
US Xpress Enterprises Inc., Class A	10,600	54,484	(a	)
Werner Enterprises Inc.	22,674	704,708
		3,876,759
Wireless Telecommunication Services – 0.0%*
Telephone & Data Systems Inc.	19,766	600,886
Total Domestic Equity (Cost $553,334,314)		614,964,624
Foreign Equity – 22.4%
Common Stock – 22.2%
Advertising – 0.1%
Cheil Worldwide Inc.	1,816	46,240
Hakuhodo DY Holdings Inc.	50,548	851,068
		897,308
Aerospace & Defense – 0.3%
Meggitt PLC	168,353	1,122,738
Singapore Technologies Engineering Ltd.	338,100	1,034,579
Thales S.A.	22,782	2,818,832
		4,976,149

	Number of Shares	Fair Value
Agricultural Products – 0.1%
China Agri-Industries Holdings Ltd.	120,000	$38,554
Wilmar International Ltd.	416,298	1,138,477
		1,177,031
Air Freight & Logistics – 0.0%*
SG Holdings Company Ltd.	31,200	884,685
Airlines – 0.1%
Japan Airlines Company Ltd.	24,940	796,997
Korean Air Lines Company Ltd.	2,577	64,612
Singapore Airlines Ltd.	75,908	520,098
		1,381,707
Airport Services – 0.1%
Grupo Aeroportuario del Sureste SAB de C.V., Class B	19,082	308,991
SATS Ltd.	146,063	563,545
TAV Havalimanlari Holding A/S	26,101	121,841
		994,377
Alternative Carriers – 0.0%*
Intelsat S.A.	27,010	525,344	(a	)
Aluminum – 0.0%*
China Zhongwang Holdings Ltd.	147,200	74,236
Apparel Retail – 0.2%
ABC-Mart Inc.	7,142	465,350
Hennes & Mauritz AB, Class B	85,242	1,519,219
Mr Price Group Ltd.	16,066	226,169
Shimamura Company Ltd.	4,800	358,641
Truworths International Ltd.	63,599	315,712
		2,885,091
Apparel, Accessories & Luxury Goods – 0.4%
Burberry Group PLC	89,151	2,112,672
FF Group	1,860	1,017	(a,d	)
HUGO BOSS AG	13,731	914,757
Lululemon Athletica Inc.	19,122	3,445,975	(a	)
Shenzhou International Group Holdings Ltd.	47,600	654,367
The Swatch Group AG	12,098	655,773
		7,784,561
Asset Management & Custody Banks – 0.4%
3i Group PLC	210,857	2,988,163
CI Financial Corp.	50,270	820,939
Hargreaves Lansdown PLC	61,634	1,505,294
IGM Financial Inc.	18,266	522,645
Schroders PLC	26,922	1,045,041
		6,882,082
Auto Parts & Equipment – 0.3%
Fuyao Glass Industry Group Company Ltd., Class H	72,800	225,971	(c	)
Garrett Motion Inc.	15,365	235,853	(a	)
Magna International Inc.	68,753	3,428,311
Sumitomo Electric Industries Ltd.	163,500	2,146,564
Toyoda Gosei Company Ltd.	13,565	264,526
		6,301,225
Automobile Manufacturers – 0.3%
Astra International Tbk PT	301,136	158,801
Dongfeng Motor Group Company Ltd., Class H	390,000	319,488
Ford Otomotiv Sanayi A/S	10,085	108,975
Isuzu Motors Ltd.	119,508	1,361,020
Kia Motors Corp.	31,805	1,211,986
Mazda Motor Corp.	123,200	1,285,859
Nissan Motor Company Ltd.	42,900	307,236
Peugeot S.A.	58,816	1,451,450
		6,204,815
Automotive Retail – 0.0%*
Petrobras Distribuidora S.A.	16,096	104,993
Banks – 0.0%*
China Common Rich Renewable Energy Investments Ltd.	64,000	—	(a,d	)

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Brewers – 0.0%*
Cia Cervecerias Unidas S.A.	19,668	$276,644
Broadcasting – 0.1%
ITV PLC	785,137	1,079,184
Surya Citra Media Tbk PT	801,400	91,329
		1,170,513
Cable & Satellite – 0.1%
Cyfrowy Polsat S.A.	17,563	140,157
Eutelsat Communications S.A.	37,834	708,324
Megacable Holdings SAB de C.V.	43,028	182,624
		1,031,105
Casinos & Gaming – 0.0%*
Kangwon Land Inc.	16,908	442,963
Coal & Consumable Fuels – 0.1%
Bukit Asam Tbk PT	413,900	86,721
China Shenhua Energy Company Ltd., Class H	486,000	1,017,723
Washington H Soul Pattinson & Company Ltd.	25,923	400,030
		1,504,474
Commercial Printing – 0.1%
Dai Nippon Printing Company Ltd.	52,700	1,123,067
Toppan Printing Company Ltd.	53,100	805,815
		1,928,882
Commodity Chemicals – 0.1%
Kaneka Corp.	10,652	400,414
Kumho Petrochemical Company Ltd.	1,095	92,368
Mexichem SAB de C.V.	18,244	38,261
Petronas Chemicals Group Bhd	344,900	701,067
Sinopec Shanghai Petrochemical Company Ltd., Class H	217,000	86,105
Tosoh Corp.	56,300	791,670
		2,109,885
Computer & Electronics Retail – 0.0%*
Yamada Denki Company Ltd.	136,000	602,116
Construction & Engineering – 0.1%
China Communications Services Corporation Ltd., Class H	344,000	266,834
China Railway Construction Corporation Ltd., Class H	283,500	347,639
China Railway Group Ltd., Class H	544,461	413,965
Hyundai Engineering & Construction Company Ltd.	3,094	143,626
Metallurgical Corporation of China Ltd., Class H	413,000	110,486
Sinopec Engineering Group Company Ltd., Class H	189,000	160,151
Skanska AB, Class B	73,715	1,332,371
		2,775,072
Construction Machinery & Heavy Trucks – 0.1%
Hino Motors Ltd.	62,200	523,625
Sinotruk Hong Kong Ltd.	99,000	171,326
Weichai Power Company Ltd., Class H	129,000	217,958
Yangzijiang Shipbuilding Holdings Ltd.	516,400	583,977
		1,496,886
Construction Materials – 0.1%
Anhui Conch Cement Company Ltd., Class H	30,836	193,206
Asia Cement Corp.	78,030	119,459
China Resources Cement Holdings Ltd.	353,161	342,199
POSCO Chemical Company Ltd.	3,395	157,599
The Siam Cement PCL	5,646	86,897	(b	)
The Siam Cement PCL NVDR	49,600	763,388
		1,662,748
Copper – 0.0%*
Jiangxi Copper Company Ltd., Class H	180,000	239,616
Data Processing & Outsourced Services – 0.1%
EVERTEC Inc.	29,440	962,688

	Number of Shares	Fair Value
Department Stores – 0.1%
El Puerto de Liverpool SAB de C.V.	26,969	$150,023
Hyundai Department Store Company Ltd.	2,018	144,536
Next PLC	29,796	2,095,535
		2,390,094
Distillers & Vintners – 0.1%
Diageo PLC	38,896	1,675,180
Diversified Banks – 1.3%
Absa Group Ltd.	26,720	333,497
Agricultural Bank of China Ltd., Class H	3,097,578	1,296,522
Alliance Bank Malaysia Bhd	31,600	28,752
Banco de Chile	1,874,012	275,740
Banco de Credito e Inversiones S.A.	2,784	191,696
Banco Santander Brasil S.A.	43,756	519,001
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	124,777	190,754
Bancolombia S.A.	9,769	117,703
Bangkok Bank PCL	12,200	79,165
Bangkok Bank PCL NVDR	23,400	150,316	(b	)
Bank Hapoalim BM	231,229	1,715,473
Bank Leumi Le-Israel BM	248,989	1,798,364
Bank of China Ltd., Class H	205,499	86,803
Bank of Communications Company Ltd., Class H	1,258,000	954,872
Bank Polska Kasa Opieki S.A.	24,515	734,950
China CITIC Bank Corporation Ltd., Class H	1,283,000	730,797
China Everbright Bank Company Ltd., Class H	364,000	166,799
First Financial Holding Company Ltd.	269,381	197,746
Hong Leong Financial Group Bhd	33,000	148,051
Industrial & Commercial Bank of China Ltd., Class H	946,178	690,332
Industrial Bank of Korea	36,210	440,610
Israel Discount Bank Ltd. Class A	126,884	518,344
Komercni banka A/S	9,900	394,798
Krung Thai Bank PCL NVDR	502,100	319,261	(b	)
MCB Bank Ltd.	25,041	27,345
Mega Financial Holding Company Ltd.	622,238	619,043
Mizrahi Tefahot Bank Ltd.	30,341	699,879
Moneta Money Bank A/S	69,758	239,158	(c	)
Nedbank Group Ltd.	57,507	1,032,587
Postal Savings Bank of China Company Ltd., Class H	411,000	244,101	(c	)
RHB Bank Bhd	103,822	140,439
Royal Bank of Canada	117,552	9,361,880
SinoPac Financial Holdings Company Ltd.	918,106	385,753
Swedbank AB, Class A	42,574	639,881
Taiwan Business Bank	551,514	242,379
Taiwan Cooperative Financial Holding Company Ltd.	531,739	356,096
The Shanghai Commercial & Savings Bank Ltd.	44,000	79,615
Turkiye Halk Bankasi A/S	81,467	80,847
		26,229,349
Diversified Capital Markets – 0.0%*
Investec Ltd.	41,244	268,676
Diversified Chemicals – 0.0%*
Daicel Corp.	56,900	505,942
Diversified Metals & Mining – 0.0%*
Ferroglobe PLC	1,316	—	(a,d	)
Korea Zinc Company Ltd.	418	172,319
Mitsubishi Materials Corp.	22,800	648,617
		820,936
Diversified Real Estate Activities – 0.1%
Robinsons Land Corp.	141,400	72,722

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Swire Pacific Ltd., Class A	107,929	$1,326,231
The Wharf Holdings Ltd.	264,187	699,990
		2,098,943
Diversified REITs – 0.3%
Fibra Uno Administracion S.A. de C.V.	67,470	89,273
Growthpoint Properties Ltd.	426,923	735,090
H&R Real Estate Investment Trust	30,412	531,556
Mirvac Group	793,665	1,743,267
Redefine Properties Ltd.	617,203	395,675
The GPT Group	391,150	1,688,111
		5,182,972
Drug Retail – 0.0%*
Clicks Group Ltd.	23,728	345,439
Electric Utilities – 0.7%
CEZ A/S	1,542	37,268
CLP Holdings Ltd.	355,864	3,926,462
Emera Inc.	12,610	516,366
Endesa S.A.	68,835	1,772,383
HK Electric Investments & HK Electric Investments Ltd.	574,000	587,776
Hydro One Ltd.	71,013	1,241,199	(c	)
Inter Rao UES PJSC	3,349,581	240,245	(a	)
Manila Electric Co.	32,390	244,656
PGE Polska Grupa Energetyczna S.A.	72,115	185,489	(a	)
Red Electrica Corporacion S.A.	93,809	1,956,587
Terna Rete Elettrica Nazionale S.p.A.	84,129	536,514
Tokyo Electric Power Company Holdings Inc.	330,633	1,724,668	(a	)
		12,969,613
Electronic Components – 0.1%
Delta Electronics Inc.	38,865	197,081
Hirose Electric Company Ltd.	6,700	747,485
Samsung Electro-Mechanics Company Ltd.	2,150	182,107
Walsin Technology Corp.	7,000	36,961
Zhen Ding Technology Holding Ltd.	63,481	203,159
		1,366,793
Electronic Equipment & Instruments – 0.1%
China Railway Signal & Communication Corporation Ltd. Class H	212,000	154,133	(c	)
Halma PLC	31,595	812,261
Hitachi High-Technologies Corp.	6,900	354,799
		1,321,193
Electronic Manufacturing Services – 0.0%*
Fabrinet	17,300	859,291	(a	)
Fertilizers & Agricultural Chemicals – 0.0%*
Israel Chemicals Ltd.	91,773	480,923
Financial Exchanges & Data – 0.2%
ASX Ltd.	41,955	2,425,131
Singapore Exchange Ltd.	174,149	1,019,446
		3,444,577
Food Distributors – 0.0%*
The SPAR Group Ltd.	19,508	258,465
Food Retail – 0.5%
BIM Birlesik Magazalar A/S	9,825	135,298
Casino Guichard Perrachon S.A.	11,890	406,210
Colruyt S.A.	12,436	722,268
ICA Gruppen AB	19,603	843,431
J Sainsbury PLC	381,716	951,945
Koninklijke Ahold Delhaize N.V.	196,725	4,430,875
Lawson Inc.	10,900	523,046
Loblaw Companies Ltd.	25,221	1,294,102
Metro Inc.	21,415	805,306
Pick n Pay Stores Ltd.	8,479	41,489
WM Morrison Supermarkets PLC	206,793	530,056
		10,684,026

	Number of Shares	Fair Value
Footwear – 0.0%*
Pou Chen Corp.	43,000	$53,301
Yue Yuen Industrial Holdings Ltd.	157,500	431,424
		484,725
Gas Utilities – 0.3%
Enagas S.A.	49,151	1,313,691
Osaka Gas Company Ltd.	81,309	1,416,530
Petronas Gas Bhd	59,500	249,950
Snam S.p.A.	450,777	2,243,831
Toho Gas Company Ltd.	16,100	592,505
Tokyo Gas Company Ltd.	12,800	301,467
		6,117,974
General Merchandise Stores – 0.3%
Harvey Norman Holdings Ltd.	114,974	328,380
Wesfarmers Ltd.	245,723	6,235,289
		6,563,669
Healthcare Distributors – 0.1%
Alfresa Holdings Corp.	40,781	1,006,088
Medipal Holdings Corp.	39,677	876,105
Suzuken Company Ltd.	15,656	918,377
		2,800,570
Healthcare Equipment – 0.0%*
Smith & Nephew PLC	23,891	518,424
Healthcare Facilities – 0.0%*
Ryman Healthcare Ltd.	58,190	459,229
Healthcare Services – 0.1%
Sonic Healthcare Ltd.	76,787	1,460,291
Highways & Railtracks – 0.0%*
Jiangsu Expressway Company Ltd., Class H	176,000	250,511
Home Building – 0.4%
Barratt Developments PLC	219,798	1,601,774
Berkeley Group Holdings PLC	26,595	1,262,849
Iida Group Holdings Company Ltd.	31,900	515,185
Persimmon PLC	68,476	1,740,374
Sekisui House Ltd.	134,700	2,219,787
Taylor Wimpey PLC	710,045	1,425,546
		8,765,515
Home Improvement Retail – 0.0%*
Kingfisher PLC	253,822	694,211
Hotels, Resorts & Cruise Lines – 0.1%
Whitbread PLC	39,087	2,302,744
Household Appliances – 0.0%*
Arcelik A/S	29,130	97,956	(a	)
Rinnai Corp.	7,300	464,127
		562,083
Household Products – 0.1%
Hindustan Unilever Ltd.	32,611	844,525
Unilever Indonesia Tbk PT	47,200	150,345
		994,870
Human Resource & Employment Services – 0.1%
Randstad N.V.	19,707	1,083,965
Hypermarkets & Super Centers – 0.1%
Atacadao S.A.	56,998	327,177
Carrefour S.A.	24,845	480,424
METRO AG	39,022	714,345
Sun Art Retail Group Ltd.	136,151	128,962
Wal-Mart de Mexico SAB de C.V.	67,024	182,809
		1,833,717
Independent Power Producers & Energy Traders – 0.1%
Aboitiz Power Corp.	211,500	143,656
China Power International Development Ltd.	634,000	155,000
China Resources Power Holdings Company Ltd.	200,000	291,840
Colbun S.A.	591,605	121,989
Electricity Generating PCL NVDR	18,900	200,294	(b	)

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Huadian Power International Corporation Ltd., Class H	234,000	$92,552
Uniper SE	43,620	1,322,831
		2,328,162
Industrial Conglomerates – 0.2%
DMCI Holdings Inc.	488,200	98,145
Far Eastern New Century Corp.	461,982	498,282
Grupo Carso SAB de C.V., Class A1	38,528	143,510
Jardine Matheson Holdings Ltd.	21,693	1,367,093
Keihan Holdings Company Ltd.	16,500	719,023
NWS Holdings Ltd.	338,071	694,966
Shanghai Industrial Holdings Ltd.	70,000	151,782
Sime Darby Bhd	342,062	187,068
Turkiye Sise ve Cam Fabrikalari A/S	96,996	87,035
		3,946,904
Industrial Gases – 0.7%
Air Liquide S.A.	6,902	967,173
Air Water Inc.	32,300	552,824
Linde PLC	63,734	12,797,787
		14,317,784
Industrial Machinery – 0.7%
Amada Holdings Company Ltd.	73,700	829,758
Atlas Copco AB, Class B	84,568	2,428,156
JTEKT Corp.	44,600	540,631
Kone Oyj, Class B	73,446	4,340,933
Kurita Water Industries Ltd.	21,400	531,326
Mitsubishi Heavy Industries Ltd.	33,400	1,454,236
Schindler Holding AG	8,824	1,966,621
Schindler Holding AG	4,361	953,605
Sumitomo Heavy Industries Ltd.	23,900	821,881
		13,867,147
Industrial REITs – 0.2%
Goodman Group	168,103	1,773,033
Segro PLC	234,872	2,182,726
		3,955,759
Integrated Oil & Gas – 0.7%
China Petroleum & Chemical Corp., Class H	1,714,125	1,165,056
Gazprom PJSC ADR	394,543	2,890,422	(b	)
Imperial Oil Ltd.	8,597	238,552
LUKOIL PJSC ADR	13,994	1,175,776	(b	)
LUKOIL PJSC ADR	3,661	309,062
MOL Hungarian Oil & Gas PLC	37,008	411,556
Oil & Natural Gas Corporation Ltd.	130,018	315,969
PetroChina Company Ltd., Class H	260,768	143,860
Polskie Gornictwo Naftowe i Gazownictwo S.A.	249,099	354,692
Royal Dutch Shell PLC, Class B	63,074	2,071,879
Total S.A.	91,415	5,129,697
		14,206,521
Integrated Telecommunication Services – 1.0%
BCE Inc.	33,070	1,507,795
China Telecom Corporation Ltd., Class H	1,995,047	1,003,588
Chunghwa Telecom Company Ltd.	470,000	1,709,944
Elisa Oyj	3,494	170,738
HKT Trust & HKT Ltd.	819,527	1,300,753
LG Uplus Corp.	15,685	196,971
PCCW Ltd.	920,527	531,402
Proximus SADP	32,965	973,051
Spark New Zealand Ltd.	397,934	1,069,089
Swisscom AG	5,613	2,821,468
Telenor ASA	82,087	1,743,592
Telia Company AB	334,246	1,485,666
Telkom S.A. SOC Ltd.	40,397	264,104
Telstra Corporation Ltd.	902,118	2,437,286
TELUS Corp.	42,788	1,585,129
		18,800,576
Interactive Home Entertainment – 0.0%*
CD Projekt S.A.	1,064	61,428

	Number of Shares	Fair Value
Interactive Media & Services – 0.1%
Tencent Holdings Ltd.	48,963	$2,209,837
Internet & Direct Marketing Retail – 0.1%
Alibaba Group Holding Ltd. ADR	9,694	1,642,648	(a,b	)
CJ ENM Company Ltd.	187	28,666
Naspers Ltd., Class N	1,448	351,137
		2,022,451
Investment Banking & Brokerage – 0.0%*
Guotai Junan Securities Company Ltd., Class H	51,600	91,939	(c	)
IT Consulting & Other Services – 0.9%
Accenture PLC, Class A	80,180	14,814,859
HCL Technologies Ltd.	14,134	217,997
Infosys Ltd.	90,265	957,212
Itochu Techno-Solutions Corp.	20,800	533,224
Tata Consultancy Services Ltd.	18,374	592,844
Tech Mahindra Ltd.	34,091	348,973
Wipro Ltd.	185,346	753,172
		18,218,281
Leisure Products – 0.0%*
Sankyo Company Ltd.	9,700	351,123
Life & Health Insurance – 0.6%
CNP Assurances	37,200	845,573
Great-West Lifeco Inc.	60,320	1,391,734
Hanwha Life Insurance Company Ltd.	9,567	27,135
Liberty Holdings Ltd.	18,507	138,672
MMI Holdings Ltd.	129,110	173,688
Poste Italiane S.p.A.	113,223	1,193,970	(c	)
Power Corporation of Canada	65,219	1,407,942
Power Financial Corp.	57,485	1,325,003
Sony Financial Holdings Inc.	33,000	792,686
Sun Life Financial Inc.	28,885	1,198,725
Swiss Life Holding AG	7,417	3,680,353
		12,175,481
Life Sciences Tools & Services – 0.1%
Divi’s Laboratories Ltd.	11,444	264,757
Sartorius Stedim Biotech	5,994	946,762
		1,211,519
Marine – 0.1%
COSCO SHIPPING Energy Transportation Company Ltd., Class H	176,000	104,080
Costamare Inc.	23,487	120,488
Kuehne + Nagel International AG	11,703	1,739,246
MISC Bhd	97,000	167,828
		2,131,642
Marine Ports & Services – 0.0%*
COSCO SHIPPING Ports Ltd.	244,746	241,535
Kamigumi Company Ltd.	23,301	551,490
		793,025
Metal & Glass Containers – 0.0%*
Toyo Seikan Group Holdings Ltd.	30,100	597,306
Motorcycle Manufacturers – 0.0%*
Bajaj Auto Ltd.	7,547	309,090
Hero MotoCorp Ltd.	3,531	132,053
		441,143
Movies & Entertainment – 0.1%
Toho Company Ltd.	24,600	1,045,740
Multi-Line Insurance – 1.4%
Allianz SE	33,727	8,142,564
Assicurazioni Generali S.p.A.	237,279	4,474,734
Baloise Holding AG	10,576	1,874,393
BB Seguridade Participacoes S.A.	100,592	849,848
Gjensidige Forsikring ASA	43,344	873,382
Mapfre S.A.	233,587	683,909
Porto Seguro S.A.	13,919	187,686
Sampo Oyj, Class A	27,369	1,293,465

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Sul America S.A.	29,441	$288,215
Zurich Insurance Group AG	25,594	8,922,462
		27,590,658
Multi-Sector Holdings – 0.3%
EXOR N.V.	23,503	1,648,738
Groupe Bruxelles Lambert S.A.	17,484	1,717,903
Industrivarden AB, Class C	36,197	802,886
L E Lundbergforetagen AB, Class B	11,859	444,287
Pargesa Holding S.A.	8,367	645,761
		5,259,575
Multi-Utilities – 0.1%
AGL Energy Ltd.	142,033	1,994,430
Office REITs – 0.1%
Dexus	220,444	2,007,961
Japan Prime Realty Investment Corp.	170	736,867
		2,744,828
Office Services & Supplies – 0.0%*
Societe BIC S.A.	5,556	424,237
Oil & Gas Exploration & Production – 0.0%*
Oil & Gas Development Company Ltd.	66,680	54,884
Tatneft PJSC ADR	3,865	285,237	(b	)
		340,121
Oil & Gas Refining & Marketing – 0.2%
Caltex Australia Ltd.	54,079	939,261
Cosan S.A.	23,473	282,645
Grupa Lotos S.A.	5,125	116,402
Idemitsu Kosan Company Ltd.	12,600	378,912
JXTG Holdings Inc.	249,509	1,237,587
Tupras Turkiye Petrol Rafinerileri A/S	6,467	128,580
		3,083,387
Oil & Gas Storage & Transportation – 0.0%*
Ship Finance International Ltd.	39,445	493,457
Teekay Tankers Ltd., Class A	89,400	114,432	(a	)
		607,889
Other Diversified Financial Services – 0.0%*
RMB Holdings Ltd.	101,429	607,081
Packaged Foods & Meats – 0.3%
China Huishan Dairy Holdings Company Ltd.	55,000	—	(a,d	)
Chocoladefabriken Lindt & Spruengli AG	233	1,697,913
Mowi ASA	32,695	764,834	(a	)
Nestle Malaysia Bhd	3,600	129,887
NH Foods Ltd.	18,600	796,724
Nisshin Seifun Group Inc.	42,899	979,104
PPB Group Bhd	54,260	245,532
QL Resources Bhd	93,300	154,428
Toyo Suisan Kaisha Ltd.	19,200	791,238
Uni-President China Holdings Ltd.	79,000	87,974
Yihai International Holding Ltd.	60,649	314,793	(a	)
		5,962,427
Personal Products – 0.5%
Dabur India Ltd.	13,072	75,844
L’Oreal S.A.	29,971	8,549,812
Marico Ltd.	59,369	318,702
		8,944,358
Pharmaceuticals – 0.6%
Astellas Pharma Inc.	81,199	1,156,863
China Traditional Chinese Medicine Holdings Company Ltd.	164,000	79,770
Kalbe Farma Tbk PT	2,065,100	213,417
Novo Nordisk A/S, Class B	47,563	2,427,498
Orion Oyj, Class B	19,260	706,910
Roche Holding AG	24,756	6,973,575
SSY Group Ltd.	218,000	197,002
Tong Ren Tang Technologies Company Ltd., Class H	22,000	26,217
		11,781,252

	Number of Shares	Fair Value
Property & Casualty Insurance – 0.4%
Admiral Group PLC	40,894	$1,149,171
DB Insurance Company Ltd.	6,116	314,103
Direct Line Insurance Group PLC	297,985	1,258,337
Hyundai Marine & Fire Insurance Company Ltd.	8,992	221,558
Intact Financial Corp.	30,226	2,799,273
Samsung Fire & Marine Insurance Company Ltd.	4,425	1,027,065
Tryg A/S	26,193	852,851
		7,622,358
Publishing – 0.0%*
Singapore Press Holdings Ltd.	346,942	625,698
Real Estate Development – 0.2%
China Overseas Land & Investment Ltd.	72,000	265,421
China Resources Land Ltd.	100,077	440,659
China Vanke Company Ltd., Class H	10,145	38,048
Land & Houses PCL NVDR	429,300	155,383	(b	)
Longfor Group Holdings Ltd.	213,000	802,925
Shimao Property Holdings Ltd.	166,000	505,702
Sino Land Company Ltd.	569,190	954,418
Yuexiu Property Company Ltd.	164,000	37,156
Yuzhou Properties Company Ltd.	234,000	109,924
		3,309,636
Real Estate Operating Companies – 0.2%
Aroundtown S.A.	169,947	1,402,360
First Capital Realty Inc.	37,904	634,078
Hysan Development Company Ltd.	136,436	704,665
Multiplan Empreendimentos Imobiliarios S.A.	10,783	78,101
Swire Properties Ltd.	253,627	1,024,247
Swiss Prime Site AG	2,200	192,359	(a	)
		4,035,810
Regional Banks – 0.1%
Bendigo & Adelaide Bank Ltd.	105,970	861,140
DGB Financial Group Inc.	17,446	123,141
Popular Inc.	19,791	1,073,464
		2,057,745
Reinsurance – 0.6%
China Reinsurance Group Corp., Class H	816,000	145,183
Hannover Rueck SE	13,068	2,116,198
IRB Brasil Resseguros S.A.	20,191	518,913
Muenchener Rueckversicherungs-Gesellschaft AG	29,591	7,437,202
SCOR SE	35,333	1,551,548
		11,769,044
Renewable Electricity – 0.1%
Engie Brasil Energia S.A.	29,294	332,253
Meridian Energy Ltd.	277,722	886,027
		1,218,280
Research & Consulting Services – 0.1%
Thomson Reuters Corp.	43,427	2,807,509
Restaurants – 0.0%*
Jollibee Foods Corp.	23,530	129,418
Retail REITs – 0.5%
CapitaLand Mall Trust	559,353	1,087,327
Hyprop Investments Ltd.	13,164	65,226
Japan Retail Fund Investment Corp.	567	1,147,262
Link REIT	434,279	5,336,420
RioCan Real Estate Investment Trust	32,540	647,189
SmartCentres Real Estate Investment Trust	14,460	367,489
Vicinity Centres	706,659	1,214,950
		9,865,863

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2019 (Unaudited)

	Number of Shares	Fair Value
Security & Alarm Services – 0.2%
Secom Company Ltd.	45,500	$3,916,531
Securitas AB, Class B	9,520	167,145
		4,083,676
Semiconductor Equipment – 0.0%*
Xinyi Solar Holdings Ltd.	196,000	96,589
Semiconductors – 0.2%
Hua Hong Semiconductor Ltd.	64,000	123,863	(c	)
Novatek Microelectronics Corp.	83,000	462,306
Realtek Semiconductor Corp.	65,770	483,860
SK Hynix Inc.	5,357	322,445
Taiwan Semiconductor Manufacturing Company Ltd.	157,811	1,214,341
Vanguard International Semiconductor Corp.	129,000	270,797
		2,877,612
Soft Drinks – 0.0%*
Fraser & Neave Holdings Bhd	18,400	153,879
Specialty Chemicals – 0.5%
Croda International PLC	27,849	1,814,704
Evonik Industries AG	35,346	1,030,855
Givaudan S.A.	1,317	3,722,720
Hitachi Chemical Company Ltd.	21,600	586,612
Johnson Matthey PLC	41,941	1,776,964
		8,931,855
Specialty Stores – 0.0%*
JUMBO S.A.	11,908	230,534
Steel – 0.1%
Angang Steel Company Ltd., Class H	154,800	70,539
China Oriental Group Company Ltd.	160,000	93,594
Hitachi Metals Ltd.	46,500	525,251
Maanshan Iron & Steel Company Ltd., Class H	250,000	99,200
Maruichi Steel Tube Ltd.	12,242	340,081
Severstal PJSC GDR	9,891	166,663
		1,295,328
Systems Software – 0.0%*
Oracle Corporation Japan	8,300	606,284
Technology Distributors – 0.0%*
Synnex Technology International Corp.	203,400	255,400
WPG Holdings Ltd.	216,920	281,805
		537,205
Technology Hardware, Storage & Peripherals – 0.4%
Asustek Computer Inc.	94,105	675,652
Canon Inc.	28,200	823,438
Chicony Electronics Company Ltd.	84,647	208,214
FUJIFILM Holdings Corp.	78,000	3,955,021
Inventec Corp.	361,000	287,085
Konica Minolta Inc.	20,800	202,517
Lite-On Technology Corp.	239,669	351,099
Quanta Computer Inc.	379,000	737,024
Samsung Electronics Company Ltd.	29,144	1,186,306
Wistron Corp.	384,939	299,925
		8,726,281
Textiles – 0.0%*
Formosa Taffeta Company Ltd.	121,000	152,324
Ruentex Industries Ltd.	51,187	124,426
		276,750
Tires & Rubber – 0.3%
Bridgestone Corp.	123,700	4,870,386
Hankook Tire & Technology Company Ltd.	1,193	36,266
Sumitomo Rubber Industries Ltd.	37,000	427,900
The Yokohama Rubber Company Ltd.	25,700	472,304
		5,806,856
Tobacco – 0.1%
British American Tobacco Malaysia Bhd	7,600	52,966
Gudang Garam Tbk PT	5,554	30,222

		Number of Shares	Fair Value
Hanjaya Mandala Sampoerna Tbk PT		422,228	$93,845
ITC Ltd.		61,774	245,073
Swedish Match AB		38,132	1,611,061
			2,033,167
Trading Companies & Distributors – 0.5%
AerCap Holdings N.V.		27,070	1,407,911	(a	)
BOC Aviation Ltd.		29,900	251,064	(c	)
Bunzl PLC		72,906	1,927,196
Ferguson PLC		50,246	3,581,093	(a	)
Marubeni Corp.		338,907	2,242,813
Posco International Corp.		7,091	112,692
			9,522,769
Trucking – 0.1%
ComfortDelGro Corporation Ltd.		469,264	922,608
Water Utilities – 0.0%*
Aguas Andinas S.A., Class A		375,764	221,379
Guangdong Investment Ltd.		160,000	316,621
			538,000
Wireless Telecommunication Services – 0.2%
China Mobile Ltd.		132,062	1,202,715
KDDI Corp.		11,100	282,651
SK Telecom Company Ltd.		1,034	231,937
Taiwan Mobile Company Ltd.		222,762	878,583
Vodacom Group Ltd.		89,191	756,918
			3,352,804
Total Common Stock (Cost $422,858,607)			438,619,675
Preferred Stock – 0.2%
Automobile Manufacturers – 0.0%*
Bayerische Motoren Werke AG		12,050	749,251
Hyundai Motor Co.		3,052	228,110	(b	)
Hyundai Motor Co.		3,325	227,781	(b	)
			1,205,142
Commodity Chemicals – 0.0%*
FUCHS PETROLUB SE		15,052	592,744	(b	)
LG Chem Ltd.		653	110,563	(b	)
			703,307
Diversified Banks – 0.1%
Grupo Aval Acciones y Valores S.A.		562,021	225,194	(b	)
Itausa - Investimentos Itau S.A.		369,265	1,241,915	(b	)
			1,467,109
Integrated Telecommunication Services – 0.0%*
Telefonica Brasil S.A.		3,211	41,815	(b	)
Technology Hardware, Storage & Peripherals – 0.1%
Samsung Electronics Company Ltd.		46,440	1,538,414	(b	)
Total Preferred Stock (Cost $4,967,343)			4,955,787
Total Foreign Equity (Cost $427,825,950)			443,575,462

		Principal Amount	Fair Value
Bonds and Notes – 28.7%
U.S. Treasuries – 13.9%
U.S. Treasury Bonds
2.25%	08/15/46	$1,000,000	944,688
2.50%	02/15/45 - 05/15/46	3,110,000	3,094,744
2.75%	11/15/42 - 11/15/47	2,150,000	2,246,828
2.88%	05/15/43 - 05/15/49	2,100,000	2,247,172
3.00%	05/15/42 - 02/15/49	7,950,000	8,707,936
3.13%	08/15/44 - 05/15/48	2,000,000	2,238,469
3.38%	05/15/44 - 11/15/48	2,600,000	3,039,687
3.63%	08/15/43 - 02/15/44	1,740,000	2,101,785
3.75%	11/15/43	1,400,000	1,723,531
4.25%	05/15/39 - 11/15/40	900,000	1,177,953

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2019 (Unaudited)

		Principal Amount	Fair Value
4.38%	02/15/38 - 05/15/40	$2,000,000	$2,650,172
4.50%	02/15/36	1,700,000	2,242,672
4.63%	02/15/40	500,000	686,406
5.25%	02/15/29	200,000	256,813
5.50%	08/15/28	200,000	258,719
6.00%	02/15/26	827,000	1,039,306
6.38%	08/15/27	200,000	266,594
7.63%	11/15/22 - 02/15/25	500,000	619,219
7.88%	02/15/21	1,000,000	1,095,859
U.S. Treasury Inflation Indexed Bonds
0.63%	02/15/43	1,333,572	1,294,292
0.75%	02/15/42 - 02/15/45	3,697,119	3,687,735
0.88%	02/15/47	1,005,537	1,025,644
1.00%	02/15/46 - 02/15/49	3,882,456	4,084,096
1.38%	02/15/44	2,082,970	2,366,331
1.75%	01/15/28	975,688	1,094,555
2.00%	01/15/26	643,660	716,579
2.13%	02/15/40 - 02/15/41	1,109,933	1,430,419
2.38%	01/15/25 - 01/15/27	3,808,495	4,305,155
2.50%	01/15/29	1,547,065	1,861,968
3.38%	04/15/32	575,780	789,741
3.63%	04/15/28	600,294	771,104
3.88%	04/15/29	2,331,330	3,123,251
U.S. Treasury Inflation Indexed Notes
0.13%	04/15/21 - 07/15/26	27,272,454	27,133,390
0.25%	01/15/25	5,285,826	5,294,017
0.38%	07/15/23 - 07/15/27	13,105,948	13,223,115
0.50%	04/15/24 - 01/15/28	4,162,095	4,226,048
0.63%	07/15/21 - 01/15/26	9,790,284	9,919,723
0.75%	07/15/28	3,852,638	4,015,873
0.88%	01/15/29	2,630,888	2,770,546
1.13%	01/15/21	3,504,000	3,532,051
1.25%	07/15/20	1,171,570	1,179,446
U.S. Treasury Notes
1.13%	06/30/21 - 09/30/21	3,200,000	3,158,669
1.25%	10/31/21	1,000,000	988,906
1.38%	08/31/20 - 05/31/21	4,400,000	4,370,946
1.50%	01/31/22 - 08/15/26	2,900,000	2,854,835
1.63%	07/31/20 - 05/15/26	8,540,000	8,475,417
1.75%	10/31/20 - 05/15/23	11,600,000	11,598,155
1.75%	06/30/24	600,000	599,813	(e	)
1.88%	12/15/20 - 09/30/22	14,600,000	14,660,617
2.00%	07/31/20 - 11/15/26	12,744,000	12,847,877
2.13%	08/31/20 - 05/31/26	12,700,000	12,846,625
2.25%	03/31/21 - 11/15/27	11,890,000	12,133,979
2.38%	01/31/23 - 05/15/29	5,400,000	5,554,938
2.50%	03/31/23 - 01/31/25	8,000,000	8,250,743
2.63%	07/31/20 - 02/15/29	11,885,000	12,271,231
2.75%	09/30/20 - 02/15/28	14,400,000	14,974,742
2.88%	10/15/21 - 08/15/28	9,700,000	10,205,687
3.00%	10/31/25	500,000	534,414
3.13%	05/15/21 - 11/15/28	2,300,000	2,486,660
3.63%	02/15/21	700,000	720,098
			274,017,984
Agency Mortgage Backed – 6.8%
Federal Home Loan Banks
1.88%	07/07/21	925,000	925,610
2.50%	02/13/24	440,000	452,857
3.25%	11/16/28	125,000	135,855
Federal Home Loan Mortgage Corp.
1.13%	08/12/21	637,000	627,961
2.38%	01/13/22	1,100,000	1,115,785
2.50%	01/01/28 - 02/01/32	2,031,255	2,049,964
2.51%	11/25/22	300,000	303,968	(b	)
2.89%	04/16/24	1,000,000	1,002,270
3.00%	05/01/30 - 03/01/48	10,593,889	10,790,741
3.50%	03/01/26 - 04/01/48	9,179,427	9,483,491
4.00%	06/01/42 - 03/01/49	5,817,232	6,079,807
4.50%	05/01/42 - 03/01/49	1,786,540	1,871,957
5.00%	06/01/41	1,325,803	1,453,747
5.50%	01/01/38 - 04/01/39	315,034	344,888
6.00%	06/01/37 - 11/01/37	306,884	352,698
6.25%	07/15/32	250,000	358,855

		Principal Amount	Fair Value
Federal National Mortgage Assoc.
1.50%	07/30/20	$500,000	$497,485
1.88%	09/24/26	1,000,000	990,400
2.13%	04/24/26	700,000	703,577
2.25%	04/12/22	425,000	430,295
2.50%	09/01/28 - 10/01/31	1,888,018	1,905,020
2.63%	01/11/22	1,500,000	1,530,990
3.00%	01/01/28 - 05/01/47	11,611,977	11,832,179
3.50%	01/01/27 - 09/01/48	16,251,989	16,767,702
4.00%	10/01/41 - 03/01/49	11,222,655	11,756,490
4.50%	01/01/27 - 04/01/49	5,438,969	5,785,322
5.00%	12/01/39 - 05/01/41	261,783	281,835
5.50%	12/01/35 - 04/01/38	1,108,220	1,207,052
6.00%	03/01/34 - 08/01/37	1,473,552	1,684,359
6.63%	11/15/30	100,000	142,959
3.50%	TBA	1,800,000	1,841,954	(e	)
4.00%	TBA	2,100,000	2,170,287	(e	)
4.50%	TBA	500,000	522,390	(e	)
Government National Mortgage Assoc.
2.50%	05/20/45	234,559	236,350
3.00%	10/15/42 - 02/20/47	7,800,360	7,990,197
3.50%	03/20/45 - 08/20/48	11,603,105	12,024,489
4.00%	12/20/40 - 01/20/49	6,583,694	6,928,560
4.50%	05/20/40 - 12/20/48	2,973,007	3,125,352
5.00%	08/15/41	1,864,698	2,006,956
3.50%	TBA	1,150,000	1,187,835	(e	)
4.00%	TBA	1,500,000	1,554,900	(e	)
4.50%	TBA	1,250,000	1,302,912	(e	)
			133,758,301
Agency Collateralized Mortgage Obligations – 0.1%
Federal Home Loan Mortgage Corp.
2.75%	01/25/26	300,000	308,040	(b	)
3.06%	07/25/23	600,000	620,959	(b,f	)
3.18%	11/25/28	337,836	354,459
3.30%	04/25/23	100,000	104,260	(b,f	)
3.39%	03/25/24	200,000	210,447	(b	)
3.49%	01/25/24	300,000	316,435	(b	)
3.85%	06/25/28	250,000	276,436	(b	)
3.97%	01/25/21	200,000	203,666	(b,f	)
4.33%	10/25/20	49,957	50,713	(b,f	)
Federal National Mortgage Assoc.
2.78%	06/25/21	248,516	249,055	(b,f	)
3.18%	06/25/27	261,000	271,938	(b,f	)
3.78%	08/25/30	200,000	218,199	(b,f	)
			3,184,607
Asset Backed – 0.1%
American Express Credit Account Master Trust 2018-8
3.18%	04/15/24	171,000	175,168	(b	)
Americredit Automobile Receivables Trust 2018-1
3.50%	01/18/24	75,000	76,987	(b	)
BA Credit Card Trust
3.10%	12/15/23	200,000	204,292	(b	)
Capital One Multi-Asset Execution Trust
1.66%	06/17/24	30,000	29,754
Carmax Auto Owner Trust 2018-4
3.48%	02/15/24	150,000	155,993
Chase Issuance Trust
1.49%	07/15/22	100,000	99,350
Citibank Credit Card Issuance Trust
3.21%	12/07/24	300,000	310,783	(b	)
Discover Card Execution Note Trust
3.32%	03/15/24	65,000	66,747	(b	)
3.04%	07/15/24	60,000	61,448
Drive Auto Receivables Trust 2018-2
4.14%	08/15/24	150,000	153,674	(b	)
Ford Credit Auto Lease Trust
3.19%	12/15/21	40,000	40,414	(b	)
Ford Credit Floorplan Master Owner Trust A
2.16%	09/15/22	250,000	249,634	(b	)

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2019 (Unaudited)

		Principal Amount	Fair Value
GM Financial Automobile Leasing Trust 2019-2
2.67%	03/21/22	$25,000	$25,196
Nissan Auto Receivables 2018-B Owner Trust
3.06%	03/15/23	115,000	116,900	(b	)
Synchrony Credit Card Master Note Trust 2016-2
2.21%	05/15/24	100,000	100,152	(b	)
Toyota Auto Receivables 2018-B Owner Trust
2.96%	09/15/22	100,000	101,158	(b	)
World Omni Auto Receivables Trust 2018-D
3.33%	04/15/24	50,000	51,279	(b	)
World Omni Automobile Lease Securitization Trust 2018-B
3.19%	12/15/21	50,000	50,800	(b	)
			2,069,729
Corporate Notes – 6.9%
3M Co.
3.00%	09/14/21 - 08/07/25	50,000	51,364
3.25%	02/14/24	75,000	78,293
3.38%	03/01/29	50,000	52,795
3.63%	09/14/28	25,000	26,849
4.00%	09/14/48	55,000	59,497
Abbott Laboratories
2.55%	03/15/22	130,000	131,390
3.75%	11/30/26	57,000	61,744
4.75%	11/30/36	100,000	118,315
4.90%	11/30/46	100,000	123,335
AbbVie Inc.
2.30%	05/14/21	100,000	99,725
3.38%	11/14/21	100,000	102,017
3.75%	11/14/23	35,000	36,521
4.25%	11/14/28	15,000	16,025
4.30%	05/14/36	100,000	100,350
4.40%	11/06/42	150,000	147,783
4.50%	05/14/35	70,000	71,867
4.70%	05/14/45	150,000	152,875
4.88%	11/14/48	25,000	26,276
Adobe Inc.
3.25%	02/01/25	70,000	73,032
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%	10/01/25	100,000	105,074
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.95%	02/01/22	100,000	102,823
4.45%	04/03/26	150,000	157,882
Aetna Inc.
2.75%	11/15/22	50,000	50,287
Aflac Inc.
3.63%	11/15/24	150,000	158,682
African Development Bank
2.13%	11/16/22	100,000	100,966
3.00%	09/20/23	150,000	156,882
Air Lease Corp.
3.88%	04/01/21 - 07/03/23	150,000	154,170
4.25%	02/01/24	100,000	105,444
Aircastle Ltd.
4.13%	05/01/24	20,000	20,481
5.00%	04/01/23	20,000	21,157
5.13%	03/15/21	20,000	20,720
5.50%	02/15/22	20,000	21,204
Alexandria Real Estate Equities Inc.
3.45%	04/30/25	100,000	102,909
4.70%	07/01/30	15,000	16,879
Alibaba Group Holding Ltd.
3.13%	11/28/21	200,000	202,970
4.20%	12/06/47	60,000	62,861
Allergan Finance LLC
3.25%	10/01/22	150,000	152,401
Allergan Funding SCS
4.75%	03/15/45	100,000	102,902
Alphabet Inc.
3.38%	02/25/24	125,000	132,058
Altria Group Inc.
2.63%	09/16/26	100,000	96,243
3.80%	02/14/24	20,000	20,862

		Principal Amount	Fair Value
4.25%	08/09/42	$213,000	$197,630
4.80%	02/14/29	40,000	43,132
5.38%	01/31/44	70,000	75,096
5.80%	02/14/39	15,000	16,813
5.95%	02/14/49	40,000	45,482
6.20%	02/14/59	15,000	17,192
Amazon.com Inc.
1.90%	08/21/20	100,000	99,770
3.15%	08/22/27	100,000	105,060
3.88%	08/22/37	100,000	110,229
4.25%	08/22/57	100,000	115,611
4.80%	12/05/34	150,000	184,168
America Movil SAB de C.V.
3.13%	07/16/22	150,000	152,926
American Campus Communities Operating Partnership LP
3.63%	11/15/27	30,000	30,580
American Electric Power Company Inc.
3.20%	11/13/27	100,000	101,658
American Express Co.
2.20%	10/30/20	120,000	119,711
3.00%	02/22/21 - 10/30/24	165,000	168,100
3.38%	05/17/21	50,000	50,936
3.40%	02/27/23	100,000	103,557
3.63%	12/05/24	150,000	157,416
3.70%	11/05/21	25,000	25,746
American Financial Group Inc.
3.50%	08/15/26	65,000	65,514
American Homes 4 Rent LP
4.90%	02/15/29	100,000	108,812
American Honda Finance Corp.
2.40%	06/27/24	25,000	24,988
2.60%	11/16/22	100,000	101,046
3.38%	12/10/21	100,000	102,591
American International Group Inc.
4.25%	03/15/29	100,000	107,216
4.50%	07/16/44	150,000	158,287
4.88%	06/01/22	200,000	214,202
American Tower Corp.
3.38%	05/15/24	100,000	102,908
3.50%	01/31/23	150,000	154,696
3.95%	03/15/29	100,000	104,497
Ameriprise Financial Inc.
3.00%	03/22/22	15,000	15,286
AmerisourceBergen Corp.
3.45%	12/15/27	100,000	101,987
Amgen Inc.
3.20%	11/02/27	100,000	102,443
4.56%	06/15/48	150,000	162,621
4.66%	06/15/51	105,000	114,724
Amphenol Corp.
4.35%	06/01/29	25,000	27,068
Anadarko Petroleum Corp.
6.20%	03/15/40	142,000	170,643
Analog Devices Inc.
2.50%	12/05/21	200,000	200,828
Andeavor Logistics LP/Tesoro Logistics Finance Corp.
4.25%	12/01/27	35,000	36,972
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%	02/01/36	150,000	164,674
4.90%	02/01/46	220,000	244,809
Anheuser-Busch InBev Worldwide Inc.
4.00%	04/13/28	155,000	167,095
4.15%	01/23/25	100,000	108,362
4.38%	04/15/38	215,000	227,332
4.60%	04/15/48	135,000	144,612
4.75%	01/23/29 - 04/15/58	105,000	115,734
5.45%	01/23/39	35,000	41,575
5.55%	01/23/49	165,000	201,741
5.80%	01/23/59	25,000	31,332
Anthem Inc.
3.30%	01/15/23	100,000	102,910
3.70%	08/15/21	237,000	242,517
4.38%	12/01/47	65,000	69,060

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Aon Corp.
3.75%	05/02/29	$25,000	$26,060
4.50%	12/15/28	100,000	110,009
Apache Corp.
4.38%	10/15/28	25,000	26,112
5.10%	09/01/40	150,000	150,817
5.35%	07/01/49	50,000	53,195
Apple Inc.
2.00%	11/13/20	50,000	49,976
2.25%	02/23/21	200,000	200,644
2.40%	01/13/23	50,000	50,471
2.50%	02/09/22	150,000	151,707
2.75%	01/13/25	50,000	51,109
3.00%	11/13/27	100,000	103,012
3.25%	02/23/26	160,000	167,358
3.75%	11/13/47	50,000	52,473
4.38%	05/13/45	165,000	188,024
4.50%	02/23/36	150,000	175,527
4.65%	02/23/46	185,000	219,508
Applied Materials Inc.
3.90%	10/01/25	160,000	171,518
Aptiv Corp.
4.15%	03/15/24	150,000	158,091
Aptiv PLC
5.40%	03/15/49	100,000	105,369
ArcelorMittal
4.55%	03/11/26	100,000	105,523
5.25%	08/05/20	30,000	30,731
5.50%	03/01/21	25,000	26,033
6.13%	06/01/25	20,000	22,686
6.25%	02/25/22	25,000	27,077
7.00%	10/15/39	28,000	33,217
Arch Capital Finance LLC
4.01%	12/15/26	100,000	107,449
5.03%	12/15/46	100,000	118,374
Archer-Daniels-Midland Co.
4.02%	04/16/43	120,000	128,141
Ares Capital Corp.
4.20%	06/10/24	65,000	65,827
Arizona Public Service Co.
4.25%	03/01/49	25,000	27,195
Arrow Electronics Inc.
4.00%	04/01/25	40,000	41,064
Ascension Health
3.95%	11/15/46	25,000	27,006
Asian Development Bank
2.13%	03/19/25	200,000	202,376
2.25%	01/20/21	200,000	201,076
2.63%	01/30/24	200,000	206,716
2.75%	03/17/23	295,000	304,924
3.13%	09/26/28	25,000	27,138
Assurant Inc.
4.90%	03/27/28	50,000	54,069
AstraZeneca PLC
3.50%	08/17/23	25,000	26,038
4.00%	01/17/29	20,000	21,868
4.38%	08/17/48	20,000	22,413
6.45%	09/15/37	150,000	202,873
AT&T Inc.
2.80%	02/17/21	300,000	301,878
3.60%	07/15/25	100,000	103,866
4.10%	02/15/28	206,000	218,076
4.30%	02/15/30	120,000	128,224
4.35%	06/15/45	150,000	149,894
4.50%	05/15/35 - 03/09/48	145,000	150,609
4.75%	05/15/46	150,000	157,830
4.85%	03/01/39	150,000	161,352
5.15%	03/15/42 - 02/15/50	250,000	275,437
5.55%	08/15/41	154,000	178,170
6.10%	07/15/40	150,000	179,541
6.25%	03/29/41	100,000	122,436

		Principal Amount	Fair Value
Atmos Energy Corp.
4.30%	10/01/48	$100,000	$112,953
Australia & New Zealand Banking Group Ltd.
3.70%	11/16/25	150,000	159,891
AutoNation Inc.
3.80%	11/15/27	50,000	49,087
AutoZone Inc.
3.75%	04/18/29	100,000	104,043
AvalonBay Communities Inc.
3.20%	01/15/28	40,000	41,328
3.45%	06/01/25	115,000	120,569
Avangrid Inc.
3.80%	06/01/29	50,000	52,320
AXA S.A.
8.60%	12/15/30	100,000	142,593
Baidu Inc.
3.88%	09/29/23	100,000	103,847
4.38%	03/29/28	100,000	105,652
Baker Hughes a GE Company LLC/Baker Hughes Co-Obligor Inc.
2.77%	12/15/22	50,000	50,531
3.34%	12/15/27	50,000	50,357
4.08%	12/15/47	50,000	48,281
Banco Santander S.A.
3.13%	02/23/23	100,000	101,484
3.80%	02/23/28	100,000	102,017
4.25%	04/11/27	100,000	105,042
Bank of America Corp.
2.15%	11/09/20	200,000	199,480
3.50%	04/19/26	145,000	151,513
3.88%	08/01/25	150,000	160,447
3.95%	04/21/25	155,000	162,558
4.00%	04/01/24	150,000	160,029
4.18%	11/25/27	100,000	106,084
6.11%	01/29/37	100,000	127,440
Bank of America Corp. (2.37% fixed rate until 07/21/20; 0.66% + 3 month USD LIBOR thereafter)
2.37%	07/21/21	200,000	199,796	(f	)
Bank of America Corp. (3.00% fixed rate until 12/20/22; 0.79% + 3 month USD LIBOR thereafter)
3.00%	12/20/23	200,000	203,486	(f	)
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%	12/20/28	107,000	110,075	(f	)
Bank of America Corp. (3.46% fixed rate until 03/15/24; 0.97% + 3 month USD LIBOR thereafter)
3.46%	03/15/25	100,000	103,770	(f	)
Bank of America Corp. (3.50% fixed rate until 05/17/21; 0.63% + 3 month USD LIBOR thereafter)
3.50%	05/17/22	100,000	101,945	(f	)
Bank of America Corp. (3.55% fixed rate until 03/05/23; 0.78% + 3 month USD LIBOR thereafter)
3.55%	03/05/24	100,000	103,633	(f	)
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56%	04/23/27	200,000	208,464	(f	)
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%	01/23/49	200,000	211,610	(f	)
Bank of America Corp. (3.97% fixed rate until 03/05/28; 1.07% + 3 month USD LIBOR thereafter)
3.97%	03/05/29	100,000	106,726	(f	)
Bank of America Corp. (4.08% fixed rate until 04/23/39; 1.32% + 3 month USD LIBOR thereafter)
4.08%	04/23/40	150,000	159,750	(f	)
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%	04/24/38	150,000	163,323	(f	)
Bank of America Corp. (4.33% fixed rate until 03/15/49; 1.52% + 3 month USD LIBOR thereafter)
4.33%	03/15/50	100,000	111,399	(f	)
Bank of Montreal
2.90%	03/26/22	50,000	50,772

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2019 (Unaudited)

		Principal Amount	Fair Value
3.10%	07/13/20 - 04/13/21	$140,000	$141,817
3.30%	02/05/24	100,000	103,535
Barclays Bank PLC
2.65%	01/11/21	200,000	200,346
Barclays PLC
3.65%	03/16/25	150,000	150,750
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter)
4.97%	05/16/29	100,000	106,513	(f	)
BAT Capital Corp.
2.30%	08/14/20	100,000	99,784
2.76%	08/15/22	100,000	100,172
3.22%	08/15/24	100,000	100,779
3.56%	08/15/27	100,000	99,556
4.39%	08/15/37	100,000	95,015
Baxalta Inc.
4.00%	06/23/25	30,000	31,935
Baxter International Inc.
2.60%	08/15/26	130,000	129,396
BB&T Corp.
2.15%	02/01/21	100,000	99,822
2.85%	10/26/24	50,000	51,224
3.75%	12/06/23	200,000	211,716
Becton Dickinson and Co.
3.70%	06/06/27	66,000	68,897
3.73%	12/15/24	50,000	52,396
Bell Canada Inc.
4.30%	07/29/49	30,000	32,369
Berkshire Hathaway Energy Co.
4.45%	01/15/49	100,000	112,938
6.13%	04/01/36	194,000	259,392
Berkshire Hathaway Finance Corp.
3.00%	05/15/22	200,000	205,780
4.20%	08/15/48	100,000	111,665
4.25%	01/15/49	100,000	112,425
Best Buy Company Inc.
4.45%	10/01/28	25,000	26,396
Biogen Inc.
4.05%	09/15/25	80,000	85,790
5.20%	09/15/45	150,000	168,051
Black Hills Corp.
4.35%	05/01/33	30,000	33,172
BlackRock Inc.
3.25%	04/30/29	60,000	62,845
Boardwalk Pipelines LP
4.80%	05/03/29	20,000	20,880
Boeing Co.
3.10%	05/01/26	100,000	103,073
Booking Holdings Inc.
2.75%	03/15/23	100,000	101,316
3.55%	03/15/28	100,000	104,700
Boston Properties LP
3.40%	06/21/29	50,000	51,355
3.85%	02/01/23	150,000	156,486
Boston Scientific Corp.
4.00%	03/01/28	100,000	107,655
4.13%	10/01/23	100,000	105,950
4.55%	03/01/39	50,000	55,561
BP Capital Markets America Inc.
3.22%	11/28/23	100,000	103,257
3.41%	02/11/26	50,000	52,489
3.94%	09/21/28	100,000	108,562
4.23%	11/06/28	50,000	55,528
BP Capital Markets PLC
2.50%	11/06/22	100,000	100,967
3.06%	03/17/22	210,000	214,903
BPCE S.A.
4.00%	04/15/24	150,000	159,666
Branch Banking & Trust Co.
2.63%	01/15/22	100,000	100,901
Bristol-Myers Squibb Co.
2.00%	08/01/22	50,000	49,699

		Principal Amount	Fair Value
2.60%	05/16/22	$50,000	$50,607	(c	)
2.90%	07/26/24	55,000	56,269	(c	)
3.40%	07/26/29	55,000	57,616	(c	)
4.13%	06/15/39	15,000	16,167	(c	)
4.25%	10/26/49	40,000	44,202	(c	)
British Telecommunications PLC
9.63%	12/15/30	150,000	226,117
Brixmor Operating Partnership LP
4.13%	05/15/29	50,000	52,281
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%	01/15/23	100,000	98,653
3.00%	01/15/22	100,000	100,296
3.13%	01/15/25	100,000	97,658
3.63%	01/15/24	100,000	100,899
Broadcom Inc.
3.13%	10/15/22	15,000	15,084	(c	)
3.63%	10/15/24	100,000	100,522	(c	)
4.75%	04/15/29	100,000	102,570	(c	)
Broadridge Financial Solutions Inc.
3.40%	06/27/26	80,000	81,335
Brookfield Finance Inc.
3.90%	01/25/28	100,000	101,770
Brown & Brown Inc.
4.50%	03/15/29	100,000	105,522
Brown-Forman Corp.
4.00%	04/15/38	30,000	32,404
Buckeye Partners LP
4.15%	07/01/23	150,000	145,313
Bunge Limited Finance Corp.
4.35%	03/15/24	50,000	52,342
Burlington Northern Santa Fe LLC
5.75%	05/01/40	200,000	261,846
Camden Property Trust
4.10%	10/15/28	10,000	10,904
Campbell Soup Co.
3.65%	03/15/23	50,000	51,501
4.15%	03/15/28	50,000	52,349
4.80%	03/15/48	20,000	20,298
Canadian Imperial Bank of Commerce
2.10%	10/05/20	100,000	99,886
2.70%	02/02/21	40,000	40,289
Canadian National Railway Co.
2.95%	11/21/24	155,000	159,214
Canadian Natural Resources Ltd.
3.80%	04/15/24	150,000	157,270
3.85%	06/01/27	100,000	103,898
3.90%	02/01/25	50,000	52,269
Canadian Pacific Railway Co.
2.90%	02/01/25	150,000	153,964
Capital One Financial Corp.
3.75%	07/28/26 - 03/09/27	230,000	235,520
3.90%	01/29/24	125,000	131,413
4.20%	10/29/25	90,000	94,715
Cardinal Health Inc.
3.20%	03/15/23	150,000	152,098
Caterpillar Financial Services Corp.
2.55%	11/29/22	50,000	50,564
2.90%	03/15/21	100,000	101,141
3.15%	09/07/21	15,000	15,296
3.25%	12/01/24	100,000	104,096
3.35%	12/07/20	200,000	203,010
CBS Corp.
3.38%	03/01/22	150,000	153,444
4.00%	01/15/26	150,000	157,173
Celgene Corp.
2.75%	02/15/23	50,000	50,526
3.45%	11/15/27	50,000	52,057
4.35%	11/15/47	50,000	55,194
5.00%	08/15/45	150,000	177,567
5.25%	08/15/43	220,000	258,599
Celulosa Arauco y Constitucion S.A.
3.88%	11/02/27	100,000	101,885

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Cenovus Energy Inc.
3.00%	08/15/22	$35,000	$35,133
4.25%	04/15/27	100,000	103,545
CenterPoint Energy Houston Electric LLC
4.25%	02/01/49	110,000	124,994
4.50%	04/01/44	150,000	172,390
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%	07/23/22	300,000	314,985
4.91%	07/23/25	135,000	146,499
6.48%	10/23/45	150,000	178,375
Chevron Corp.
2.41%	03/03/22	45,000	45,461
2.90%	03/03/24	150,000	155,071
2.95%	05/16/26	100,000	103,219
Chubb INA Holdings Inc.
2.70%	03/13/23	150,000	152,289
4.35%	11/03/45	100,000	116,471
Cigna Corp.
3.40%	09/17/21	140,000	142,712	(c	)
3.75%	07/15/23	55,000	57,237	(c	)
4.38%	10/15/28	40,000	43,164	(c	)
4.80%	08/15/38	30,000	32,303	(c	)
4.90%	12/15/48	230,000	251,174	(c	)
Cimarex Energy Co.
4.38%	03/15/29	150,000	159,018
Cintas Corporation No. 2
3.70%	04/01/27	100,000	106,533
Cisco Systems Inc.
2.90%	03/04/21	125,000	126,539
5.90%	02/15/39	200,000	272,818
Citibank NA
2.13%	10/20/20	200,000	199,582
2.85%	02/12/21	150,000	151,192
3.40%	07/23/21	200,000	204,212
3.65%	01/23/24	100,000	105,197
Citigroup Inc.
2.70%	10/27/22	100,000	100,760
2.90%	12/08/21	100,000	101,127
3.88%	03/26/25	150,000	156,426
4.30%	11/20/26	200,000	211,254
4.45%	09/29/27	150,000	161,617
4.75%	05/18/46	50,000	56,565
5.88%	01/30/42	172,000	226,319
6.13%	08/25/36	155,000	192,051
Citigroup Inc. (3.35% fixed rate until 04/24/24; 0.90% + 3 month USD LIBOR thereafter)
3.35%	04/24/25	100,000	103,250	(f	)
Citigroup Inc. (3.52% fixed rate until 10/27/27; 1.15% + 3 month USD LIBOR thereafter)
3.52%	10/27/28	100,000	103,200	(f	)
Citigroup Inc. (3.98% fixed rate until 03/20/29; 1.34% + 3 month USD LIBOR thereafter)
3.98%	03/20/30	100,000	106,873	(f	)
Citizens Bank NA
2.25%	10/30/20	150,000	149,690
CME Group Inc.
3.00%	03/15/25	150,000	155,709
CNH Industrial Capital LLC
3.88%	10/15/21	15,000	15,350
4.38%	11/06/20 - 04/05/22	35,000	35,955
4.88%	04/01/21	15,000	15,533
CNH Industrial N.V.
3.85%	11/15/27	15,000	14,980
Colgate-Palmolive Co.
3.25%	03/15/24	150,000	157,621
Comcast Corp.
3.15%	02/15/28	100,000	102,549
3.30%	10/01/20	200,000	202,740
3.45%	10/01/21	40,000	41,157
3.55%	05/01/28	100,000	105,492
3.70%	04/15/24	55,000	58,369
3.90%	03/01/38	200,000	210,614

		Principal Amount	Fair Value
3.95%	10/15/25	$200,000	$215,982
3.97%	11/01/47	100,000	104,760
4.00%	08/15/47 - 11/01/49	250,000	263,105
4.05%	11/01/52	100,000	105,899
4.15%	10/15/28	45,000	49,578
4.25%	01/15/33	100,000	111,799
4.60%	10/15/38	230,000	263,295
4.70%	10/15/48	40,000	46,897
Comerica Inc.
3.70%	07/31/23	25,000	26,163
4.00%	02/01/29	50,000	53,719
Commonwealth Edison Co.
4.00%	03/01/49	100,000	107,936
4.60%	08/15/43	150,000	172,621
4.70%	01/15/44	175,000	205,394
Compass Bank
3.88%	04/10/25	150,000	154,891
Conagra Brands Inc.
3.80%	10/22/21	10,000	10,277
4.30%	05/01/24	5,000	5,310
4.85%	11/01/28	25,000	27,698
5.30%	11/01/38	110,000	119,208
5.40%	11/01/48	20,000	21,949
Concho Resources Inc.
4.30%	08/15/28	25,000	26,963
4.85%	08/15/48	25,000	28,126
ConocoPhillips
6.50%	02/01/39	200,000	280,520
Consolidated Edison Company of New York Inc.
3.88%	06/15/47	100,000	103,519
3.95%	03/01/43	150,000	155,755
4.00%	12/01/28	25,000	27,487
4.13%	05/15/49	50,000	53,908
Constellation Brands Inc.
3.50%	05/09/27	100,000	102,916
4.75%	11/15/24	100,000	110,001
5.25%	11/15/48	15,000	17,432
Consumers Energy Co.
3.75%	02/15/50	100,000	105,392
4.05%	05/15/48	50,000	55,638
Continental Resources Inc.
3.80%	06/01/24	35,000	36,010
4.38%	01/15/28	35,000	36,782
4.50%	04/15/23	50,000	52,506
4.90%	06/01/44	25,000	26,397
5.00%	09/15/22	56,000	56,492
Cooperatieve Rabobank UA
2.50%	01/19/21	150,000	150,520
2.75%	01/10/22	100,000	101,076
3.95%	11/09/22	100,000	103,781
4.63%	12/01/23	150,000	160,578
Corning Inc.
2.90%	05/15/22	155,000	157,401
Corporation Andina de Fomento
2.13%	09/27/21	150,000	148,922
Costco Wholesale Corp.
2.25%	02/15/22	85,000	85,344
3.00%	05/18/27	100,000	103,534
Council Of Europe Development Bank
2.63%	02/13/23	120,000	123,341
Credit Suisse AG
3.63%	09/09/24	150,000	157,972
Credit Suisse Group Funding Guernsey Ltd.
4.88%	05/15/45	150,000	175,398
Crown Castle International Corp.
3.15%	07/15/23	155,000	157,951
3.80%	02/15/28	100,000	103,819
5.20%	02/15/49	50,000	57,364
CSX Corp.
2.60%	11/01/26	100,000	98,988
4.10%	03/15/44	68,000	71,354
4.50%	03/15/49	95,000	106,568
4.75%	11/15/48	65,000	75,541

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2019 (Unaudited)

		Principal Amount	Fair Value
CubeSmart LP
4.38%	02/15/29	$15,000	$15,974
CVS Health Corp.
2.75%	12/01/22	150,000	150,640
3.35%	03/09/21	195,000	197,720
3.38%	08/12/24	150,000	153,484
3.70%	03/09/23	115,000	118,811
4.10%	03/25/25	150,000	158,232
4.30%	03/25/28	110,000	116,021
4.78%	03/25/38	145,000	151,218
5.05%	03/25/48	215,000	229,270
Darden Restaurants Inc.
4.55%	02/15/48	15,000	15,041
Deere & Co.
3.90%	06/09/42	71,000	78,070
Dell International LLC/EMC Corp.
5.30%	10/01/29	100,000	105,314	(c	)
6.02%	06/15/26	190,000	209,228	(c	)
8.10%	07/15/36	100,000	121,989	(c	)
Delmarva Power & Light Co.
4.15%	05/15/45	100,000	107,180
Delta Air Lines Inc.
2.60%	12/04/20	45,000	44,938
3.40%	04/19/21	100,000	101,359
3.80%	04/19/23	30,000	30,799
4.38%	04/19/28	50,000	50,997
Deutsche Bank AG
2.95%	08/20/20	150,000	149,087
3.30%	11/16/22	100,000	98,550
3.38%	05/12/21	150,000	149,162
Deutsche Telekom International Finance BV
8.75%	06/15/30	150,000	215,383
Devon Energy Corp.
3.25%	05/15/22	150,000	154,686
5.00%	06/15/45	100,000	114,750
Diageo Investment Corp.
2.88%	05/11/22	150,000	152,742
Digital Realty Trust LP
4.45%	07/15/28	150,000	162,628
Discover Bank
4.20%	08/08/23	150,000	159,181
Discover Financial Services
4.50%	01/30/26	100,000	107,125
Discovery Communications LLC
3.25%	04/01/23	175,000	178,167
3.45%	03/15/25	135,000	136,804
3.90%	11/15/24	150,000	156,522
Dollar General Corp.
4.13%	05/01/28	70,000	74,463
Dollar Tree Inc.
3.70%	05/15/23	20,000	20,715
4.00%	05/15/25	50,000	51,987
4.20%	05/15/28	25,000	25,874
Dominion Energy Inc.
2.58%	07/01/20	100,000	99,897
4.25%	06/01/28	150,000	162,862
Dominion Energy South Carolina Inc.
5.10%	06/01/65	50,000	62,647
DPL Inc.
4.35%	04/15/29	25,000	25,360	(c	)
DTE Electric Co.
3.70%	03/15/45	45,000	46,665
DTE Energy Co.
3.85%	12/01/23	150,000	157,195
Duke Energy Carolinas LLC
3.05%	03/15/23	150,000	154,425
3.70%	12/01/47	50,000	51,004
3.95%	03/15/48	50,000	53,094
Duke Energy Corp.
3.05%	08/15/22	139,000	141,656

		Principal Amount	Fair Value
Duke Energy Florida LLC
2.10%	12/15/19	$5,000	$4,993
3.20%	01/15/27	100,000	103,369
3.40%	10/01/46	100,000	97,128
3.80%	07/15/28	50,000	53,871
Duke Energy Ohio Inc.
3.65%	02/01/29	100,000	107,381
4.30%	02/01/49	100,000	111,864
Duke Energy Progress LLC
3.70%	09/01/28	100,000	107,092
Duke Realty LP
3.38%	12/15/27	50,000	51,051
DuPont de Nemours Inc.
3.77%	11/15/20	100,000	101,901
4.21%	11/15/23	50,000	53,541
4.73%	11/15/28	50,000	56,466
5.32%	11/15/38	15,000	17,624
5.42%	11/15/48	40,000	48,653
Eaton Vance Corp.
3.50%	04/06/27	100,000	103,513
eBay Inc.
3.80%	03/09/22	145,000	149,846
Ecolab Inc.
2.38%	08/10/22	100,000	100,310
3.25%	12/01/27	70,000	72,813
Ecopetrol S.A.
4.13%	01/16/25	250,000	258,765
Edison International
4.13%	03/15/28	50,000	48,634
Eli Lilly & Co.
2.75%	06/01/25	45,000	45,916
3.38%	03/15/29	30,000	31,973
3.88%	03/15/39	50,000	54,269
3.95%	03/15/49	50,000	54,120
4.15%	03/15/59	50,000	54,818
Emera US Finance LP
3.55%	06/15/26	60,000	61,226
Emerson Electric Co.
2.63%	02/15/23	100,000	102,211
Enable Midstream Partners LP
4.95%	05/15/28	60,000	62,826
Enbridge Energy Partners LP
5.88%	10/15/25	125,000	144,923
Enbridge Inc.
3.50%	06/10/24	65,000	67,139
Enel Chile S.A.
4.88%	06/12/28	50,000	54,586
Energy Transfer Operating LP
4.20%	09/15/23	25,000	26,207
4.50%	04/15/24	135,000	143,622
4.95%	06/15/28	75,000	82,031
5.25%	04/15/29	25,000	27,928
6.00%	06/15/48	50,000	57,136
6.25%	04/15/49	125,000	147,985
6.50%	02/01/42	150,000	176,592
Entergy Louisiana LLC
4.05%	09/01/23	150,000	159,463
Entergy Texas Inc.
4.00%	03/30/29	100,000	107,620
4.50%	03/30/39	100,000	111,011
Enterprise Products Operating LLC
2.80%	02/15/21	50,000	50,291
3.50%	02/01/22	25,000	25,673
3.70%	02/15/26	35,000	37,000
3.90%	02/15/24	175,000	185,481
4.15%	10/16/28	25,000	27,188
4.20%	01/31/50	35,000	36,110	(e	)
4.25%	02/15/48	25,000	25,829
4.45%	02/15/43	142,000	148,969
4.80%	02/01/49	25,000	27,861
Enterprise Products Operating LLC (5.38% fixed rate until 02/15/28; 2.57% + 3 month USD LIBOR thereafter)
5.38%	02/15/78	50,000	46,444	(f	)

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2019 (Unaudited)

		Principal Amount	Fair Value
EOG Resources Inc.
3.15%	04/01/25	$80,000	$82,199
EPR Properties
4.95%	04/15/28	100,000	107,549
EQT Corp.
3.90%	10/01/27	150,000	142,263
Equinor ASA
2.45%	01/17/23	250,000	252,477
ERP Operating LP
3.00%	04/15/23	150,000	153,621
Essex Portfolio LP
3.63%	05/01/27	100,000	103,832
European Bank for Reconstruction & Development
1.13%	08/24/20	200,000	198,068
European Investment Bank
1.63%	12/15/20	500,000	497,985
2.00%	12/15/22	200,000	201,408
2.25%	06/24/24	250,000	254,877
2.38%	05/13/21	250,000	252,415
2.63%	03/15/24	285,000	295,083
2.88%	12/15/21	115,000	117,969
3.13%	12/14/23	200,000	211,016
Evergy Inc.
4.85%	06/01/21	104,000	107,670
Eversource Energy
2.90%	10/01/24	100,000	101,476
3.15%	01/15/25	125,000	128,106
Express Scripts Holding Co.
4.75%	11/15/21	174,000	182,792
Exxon Mobil Corp.
2.71%	03/06/25	150,000	153,552
3.04%	03/01/26	50,000	51,805
3.18%	03/15/24	150,000	156,598
Federal Realty Investment Trust
3.20%	06/15/29	50,000	50,737
FedEx Corp.
3.40%	02/15/28	100,000	103,083
4.05%	02/15/48	100,000	96,505
4.75%	11/15/45	195,000	205,300
Fibria Overseas Finance Ltd.
4.00%	01/14/25	50,000	50,351
Fidelity National Financial Inc.
4.50%	08/15/28	25,000	26,109
Fidelity National Information Services Inc.
4.25%	05/15/28	80,000	87,548
4.75%	05/15/48	100,000	111,647
Fifth Third Bancorp
3.65%	01/25/24	100,000	105,063
Fifth Third Bank
2.20%	10/30/20	100,000	99,880
2.88%	10/01/21	80,000	80,951
FirstEnergy Corp.
4.25%	03/15/23	30,000	31,688
7.38%	11/15/31	55,000	75,292
Fiserv Inc.
2.75%	07/01/24	100,000	100,999
3.50%	07/01/29	45,000	46,341
3.80%	10/01/23	25,000	26,300
4.20%	10/01/28	30,000	32,444
4.40%	07/01/49	40,000	42,169
Flex Ltd.
4.88%	06/15/29	25,000	25,438
Florida Power & Light Co.
4.13%	02/01/42	100,000	110,581
Fluor Corp.
4.25%	09/15/28	50,000	51,603
FMS Wertmanagement
2.00%	08/01/22	200,000	201,086
2.75%	01/30/24	100,000	103,939
Ford Motor Co.
4.35%	12/08/26	100,000	100,875
4.75%	01/15/43	150,000	130,376

		Principal Amount	Fair Value
Ford Motor Credit Company LLC
3.81%	10/12/21	$200,000	$202,842
5.11%	05/03/29	100,000	102,175
5.60%	01/07/22	200,000	211,686
Fox Corp.
4.03%	01/25/24	125,000	132,851	(c	)
GATX Corp.
3.50%	03/15/28	100,000	100,412
GE Capital International Funding Company Unlimited Co.
2.34%	11/15/20	200,000	199,038
4.42%	11/15/35	300,000	296,925
General Dynamics Corp.
3.00%	05/11/21	50,000	50,799
3.38%	05/15/23	50,000	52,215
3.75%	05/15/28	55,000	60,020
General Electric Co.
2.70%	10/09/22	100,000	99,857
6.75%	03/15/32	100,000	123,203
General Mills Inc.
3.20%	04/16/21	100,000	101,498
3.65%	02/15/24	150,000	156,796
4.55%	04/17/38	100,000	106,381
General Motors Financial Company Inc.
2.45%	11/06/20	100,000	99,642
3.25%	01/05/23	50,000	50,174
3.45%	01/14/22	100,000	101,463
3.50%	11/07/24	100,000	99,871
3.55%	04/09/21	100,000	101,472
3.70%	05/09/23	100,000	101,504
4.35%	01/17/27	100,000	101,935
4.38%	09/25/21	100,000	103,232
5.10%	01/17/24	100,000	106,923
5.25%	03/01/26	155,000	166,425
Georgia Power Co.
4.30%	03/15/42	172,000	182,000
Georgia-Pacific LLC
8.88%	05/15/31	150,000	232,720
Gilead Sciences Inc.
2.55%	09/01/20	200,000	200,522
3.70%	04/01/24	150,000	158,571
4.80%	04/01/44	150,000	170,256
GlaxoSmithKline Capital Inc.
3.38%	05/15/23	100,000	104,039
3.63%	05/15/25	55,000	58,499
3.88%	05/15/28	100,000	109,260
GlaxoSmithKline Capital PLC
3.13%	05/14/21	70,000	71,175
GLP Capital LP/GLP Financing II Inc.
4.88%	11/01/20	30,000	30,584
5.25%	06/01/25	10,000	10,710
5.38%	11/01/23 - 04/15/26	30,000	32,393
5.75%	06/01/28	10,000	11,024
Halliburton Co.
3.50%	08/01/23	100,000	103,381
5.00%	11/15/45	150,000	163,440
Harris Corp.
3.83%	04/27/25	150,000	157,908
4.85%	04/27/35	40,000	44,698
HCA Inc.
4.50%	02/15/27	30,000	31,985
4.75%	05/01/23	30,000	32,069
5.00%	03/15/24	50,000	54,464
5.13%	06/15/39	100,000	104,179
5.25%	04/15/25 - 06/15/26	70,000	77,461
5.50%	06/15/47	35,000	37,521
5.88%	03/15/22	150,000	164,313
HCP Inc.
3.25%	07/15/26	100,000	100,929	(e	)
Helmerich & Payne Inc.
4.65%	03/15/25	100,000	106,224
Hewlett Packard Enterprise Co.
3.50%	10/05/21	50,000	51,025
6.35%	10/15/45	150,000	166,089

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Highwoods Realty LP
4.20%	04/15/29	$25,000	$26,117
Honeywell International Inc.
3.35%	12/01/23	150,000	157,081
Hospitality Properties Trust
4.65%	03/15/24	150,000	154,366
HP Inc.
6.00%	09/15/41	162,000	178,542
HSBC Bank USA NA
5.88%	11/01/34	150,000	188,619
HSBC Holdings PLC
2.65%	01/05/22	200,000	200,892
3.40%	03/08/21	200,000	203,144
3.90%	05/25/26	150,000	156,873
5.10%	04/05/21	100,000	104,479
HSBC Holdings PLC (3.80% fixed rate until 03/11/24; 1.21% + 3 month USD LIBOR thereafter)
3.80%	03/11/25	100,000	104,103	(f	)
HSBC Holdings PLC (3.95% fixed rate until 05/18/23; 0.99% + 3 month USD LIBOR thereafter)
3.95%	05/18/24	100,000	104,479	(f	)
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29%	09/12/26	200,000	212,866	(f	)
HSBC USA Inc.
2.75%	08/07/20	150,000	150,739
Hubbell Inc.
3.50%	02/15/28	50,000	50,545
Hudson Pacific Properties LP
4.65%	04/01/29	25,000	26,815
Humana Inc.
2.50%	12/15/20	50,000	49,999
2.90%	12/15/22	100,000	101,369
Huntington Bancshares Inc.
3.15%	03/14/21	150,000	151,875
Huntsman International LLC
4.50%	05/01/29	20,000	20,604
Husky Energy Inc.
4.00%	04/15/24	100,000	104,858
IBM Credit LLC
2.65%	02/05/21	100,000	100,586
3.60%	11/30/21	100,000	103,143
Illinois Tool Works Inc.
2.65%	11/15/26	100,000	100,983
3.50%	03/01/24	50,000	52,677
Indiana Michigan Power Co.
3.85%	05/15/28	25,000	26,944
ING Groep N.V.
3.95%	03/29/27	100,000	105,137
Ingersoll-Rand Global Holding Company Ltd.
4.25%	06/15/23	100,000	106,376
Intel Corp.
2.60%	05/19/26	150,000	150,996
3.73%	12/08/47	100,000	103,842
4.10%	05/11/47	100,000	109,388
Inter-American Development Bank
1.25%	09/14/21	400,000	395,264
2.13%	01/15/25	200,000	202,378
2.38%	07/07/27	200,000	204,732
2.63%	04/19/21 - 01/16/24	300,000	308,072
3.00%	09/26/22	50,000	51,866
Intercontinental Exchange Inc.
3.45%	09/21/23	90,000	93,783
International Bank for Reconstruction & Development
1.63%	09/04/20	200,000	199,234
2.13%	11/01/20	300,000	300,816
2.50%	03/19/24 - 07/29/25	300,000	309,526
2.75%	07/23/21	200,000	203,794
3.00%	09/27/23	150,000	157,189
International Business Machines Corp.
2.50%	01/27/22	150,000	151,020

		Principal Amount	Fair Value
2.85%	05/13/22	$100,000	$101,724
3.00%	05/15/24	100,000	102,669
3.50%	05/15/29	130,000	135,968
4.00%	06/20/42	150,000	154,915
4.25%	05/15/49	100,000	107,385
International Finance Corp.
2.00%	10/24/22	100,000	100,723
2.13%	04/07/26	150,000	151,594
2.25%	01/25/21	100,000	100,556
International Flavors & Fragrances Inc.
5.00%	09/26/48	15,000	16,645
International Paper Co.
3.65%	06/15/24	150,000	156,865
Invesco Finance PLC
3.13%	11/30/22	200,000	204,204
Jabil Inc.
3.95%	01/12/28	100,000	97,910
4.70%	09/15/22	23,000	23,998
Jefferies Group LLC
5.13%	01/20/23	150,000	160,762
John Deere Capital Corp.
2.30%	06/07/21	100,000	100,274
2.35%	01/08/21	100,000	100,278
2.70%	01/06/23	100,000	101,535
2.88%	03/12/21	50,000	50,573
2.95%	04/01/22	100,000	102,017
3.45%	06/07/23 - 03/13/25	175,000	183,421
Johnson & Johnson
1.95%	11/10/20	15,000	15,000
2.45%	12/05/21 - 03/01/26	275,000	277,326
2.90%	01/15/28	50,000	51,484
3.40%	01/15/38	25,000	25,976
3.50%	01/15/48	30,000	31,456
4.38%	12/05/33	150,000	175,903
Johnson Controls International PLC
3.63%	07/02/24	75,000	77,864	(g	)
JPMorgan Chase & Co.
3.13%	01/23/25	150,000	154,192
3.25%	09/23/22	236,000	242,471
3.38%	05/01/23	150,000	154,185
4.50%	01/24/22	203,000	213,970
4.63%	05/10/21	200,000	208,180
6.40%	05/15/38	100,000	137,782
JPMorgan Chase & Co. (3.21% fixed rate until 04/01/22; 0.70% + 3 month USD LIBOR thereafter)
3.21%	04/01/23	80,000	81,604	(f	)
JPMorgan Chase & Co. (3.51% fixed rate until 06/18/21; 0.61% + 3 month USD LIBOR thereafter)
3.51%	06/18/22	100,000	102,175	(f	)
JPMorgan Chase & Co. (3.54% fixed rate until 05/01/27; 1.38% + 3 month USD LIBOR thereafter)
3.54%	05/01/28	150,000	156,103	(f	)
JPMorgan Chase & Co. (3.80% fixed rate until 07/23/23; 0.89% + 3 month USD LIBOR thereafter)
3.80%	07/23/24	200,000	209,486	(f	)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	250,000	261,675	(f	)
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%	01/23/49	100,000	105,001	(f	)
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%	01/29/27	100,000	106,968	(f	)
JPMorgan Chase & Co. (4.02% fixed rate until 12/05/23; 1.00% + 3 month USD LIBOR thereafter)
4.02%	12/05/24	150,000	159,298	(f	)
JPMorgan Chase & Co. (4.45% fixed rate until 12/05/28; 1.33% + 3 month USD LIBOR thereafter)
4.45%	12/05/29	150,000	166,777	(f	)

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2019 (Unaudited)

		Principal Amount	Fair Value
JPMorgon Chase & Co. (3.70% fixed rate until 05/06/29; 1.16% + 3 month USD LIBOR thereafter)
3.70%	05/06/30	$175,000	$184,532	(f	)
Kaiser Foundation Hospitals
4.15%	05/01/47	100,000	111,438
Kansas City Power & Light Co.
4.20%	06/15/47	100,000	110,119
Kansas City Southern
4.70%	05/01/48	50,000	55,951
Kellogg Co.
2.65%	12/01/23	100,000	101,162
Kennametal Inc.
4.63%	06/15/28	25,000	26,031
Kentucky Utilities Co.
4.38%	10/01/45	40,000	45,074
Keurig Dr Pepper Inc.
3.13%	12/15/23	100,000	101,396
Keurig Dr Pepper Inc.
3.55%	05/25/21	100,000	101,993
4.60%	05/25/28	50,000	54,778
4.99%	05/25/38	125,000	137,669
KeyBank NA
3.38%	03/07/23	150,000	155,388
3.90%	04/13/29	100,000	106,312
KeyCorp
2.90%	09/15/20	125,000	125,745
Kilroy Realty LP
3.45%	12/15/24	50,000	51,378
Kimberly-Clark Corp.
3.20%	07/30/46	125,000	120,208
Kinder Morgan Energy Partners LP
5.00%	08/15/42	242,000	256,830
Kinder Morgan Inc.
4.30%	06/01/25	115,000	122,804
5.05%	02/15/46	150,000	163,386
5.30%	12/01/34	100,000	113,080
KLA-Tencor Corp.
4.65%	11/01/24	115,000	125,919
Kraft Heinz Foods Co.
3.38%	06/15/21	15,000	15,244
4.00%	06/15/23	100,000	104,583
4.63%	01/30/29	50,000	53,863
5.00%	06/04/42	150,000	154,390
5.20%	07/15/45	150,000	156,993
Kreditanstalt fuer Wiederaufbau
1.75%	09/15/21	300,000	299,655
1.88%	12/15/20	150,000	149,901
2.00%	09/29/22 - 05/02/25	350,000	352,276
2.13%	03/07/22	400,000	403,516
2.50%	02/15/22	200,000	203,606
2.63%	04/12/21 - 02/28/24	375,000	384,790
2.88%	04/03/28	175,000	186,168
L3 Technologies Inc.
3.85%	12/15/26	100,000	105,047
Laboratory Corporation of America Holdings
4.00%	11/01/23	100,000	104,801
Lam Research Corp.
3.80%	03/15/25	115,000	121,542
Landwirtschaftliche Rentenbank
2.50%	11/15/27	200,000	206,550
Lazard Group LLC
4.38%	03/11/29	150,000	158,242
Lear Corp.
4.25%	05/15/29	25,000	25,220
Leggett & Platt Inc.
3.50%	11/15/27	50,000	49,651
4.40%	03/15/29	100,000	104,674
Liberty Property LP
4.38%	02/01/29	65,000	70,240
Life Storage LP
4.00%	06/15/29	50,000	51,283

		Principal Amount	Fair Value
Lincoln National Corp.
3.63%	12/12/26	$50,000	$52,126
4.20%	03/15/22	117,000	122,370
Lloyds Bank PLC
2.70%	08/17/20	150,000	150,546
Lloyds Banking Group PLC
3.00%	01/11/22	100,000	100,951
3.90%	03/12/24	100,000	104,120
4.45%	05/08/25	100,000	106,364
4.65%	03/24/26	150,000	156,438
Lockheed Martin Corp.
3.60%	03/01/35	55,000	57,016
4.70%	05/15/46	150,000	181,891
Loews Corp.
2.63%	05/15/23	100,000	100,833
Lowe’s Companies Inc.
2.50%	04/15/26	130,000	127,599
3.38%	09/15/25	30,000	31,190
4.05%	05/03/47	100,000	99,542
LYB International Finance II BV
3.50%	03/02/27	100,000	101,755
LyondellBasell Industries N.V.
6.00%	11/15/21	100,000	107,230
M&T Bank Corp.
3.55%	07/26/23	150,000	156,832
Macy’s Retail Holdings Inc.
3.88%	01/15/22	150,000	152,346
Magellan Midstream Partners LP
4.85%	02/01/49	100,000	113,545
Marathon Petroleum Corp.
3.80%	04/01/28	30,000	30,522
4.50%	04/01/48	25,000	25,091
4.75%	12/15/23	50,000	53,913
5.13%	12/15/26	50,000	54,855
Markel Corp.
3.50%	11/01/27	50,000	49,955
Marriott International Inc.
3.60%	04/15/24	100,000	104,182
4.00%	04/15/28	150,000	157,974
Marsh & McLennan Companies Inc.
3.88%	03/15/24	100,000	106,083
4.38%	03/15/29	25,000	27,591
4.75%	03/15/39	100,000	114,516
4.90%	03/15/49	15,000	17,780
Martin Marietta Materials Inc.
3.50%	12/15/27	50,000	49,943
Masco Corp.
3.50%	04/01/21	60,000	60,920
4.38%	04/01/26	40,000	42,055
Massachusetts Institute of Technology
3.89%	07/01/16	126,000	133,546
Mastercard Inc.
2.95%	11/21/26	100,000	103,173
McDonald’s Corp.
2.75%	12/09/20	200,000	201,222
3.70%	02/15/42	150,000	146,651
3.80%	04/01/28	50,000	53,737
McKesson Corp.
3.80%	03/15/24	150,000	157,429
Mead Johnson Nutrition Co.
4.13%	11/15/25	110,000	119,019
Medtronic Inc.
3.63%	03/15/24	100,000	105,743
4.63%	03/15/45	100,000	120,915
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	195,000	217,171
Merck & Company Inc.
2.40%	09/15/22	128,000	129,324
2.75%	02/10/25	70,000	71,797
2.90%	03/07/24	100,000	103,357
3.40%	03/07/29	25,000	26,561
3.90%	03/07/39	25,000	27,291
4.00%	03/07/49	115,000	127,743

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Mercy Health
4.30%	07/01/28	$100,000	$110,310
MetLife Inc.
4.13%	08/13/42	150,000	161,709
6.50%	12/15/32	150,000	204,154
Microchip Technology Inc.
3.92%	06/01/21	100,000	101,849
Micron Technology Inc.
4.64%	02/06/24	15,000	15,644
Microsoft Corp.
1.55%	08/08/21	150,000	148,724
2.40%	02/06/22	100,000	101,067
2.88%	02/06/24	150,000	155,373
3.45%	08/08/36	200,000	211,362
3.50%	02/12/35	65,000	69,284
3.75%	05/01/43	150,000	163,068
4.10%	02/06/37	100,000	114,137
4.45%	11/03/45	225,000	270,751
Mid-America Apartments LP
4.20%	06/15/28	100,000	107,467
MidAmerican Energy Co.
3.65%	04/15/29	100,000	107,908
Mitsubishi UFJ Financial Group Inc.
2.76%	09/13/26	150,000	149,654
3.22%	03/07/22	100,000	102,106
3.46%	03/02/23	100,000	103,209
3.78%	03/02/25	100,000	105,739
3.96%	03/02/28	100,000	108,509
4.05%	09/11/28	100,000	109,726
4.15%	03/07/39	70,000	76,651
Mizuho Financial Group Inc.
3.55%	03/05/23	100,000	103,448
4.02%	03/05/28	100,000	109,019
Molson Coors Brewing Co.
3.00%	07/15/26	95,000	93,840
Mondelez International Inc.
4.13%	05/07/28	100,000	108,120
Moody’s Corp.
4.88%	02/15/24 - 12/17/48	250,000	280,948
Morgan Stanley
2.63%	11/17/21	200,000	201,200
2.75%	05/19/22	200,000	202,088
3.13%	01/23/23	200,000	204,504
3.95%	04/23/27	150,000	156,897
4.00%	07/23/25	95,000	101,823
4.10%	05/22/23	150,000	157,789
4.35%	09/08/26	150,000	160,821
4.88%	11/01/22	150,000	160,452
5.50%	07/28/21	98,000	104,054
Morgan Stanley (3.74% fixed rate until 04/24/23; 0.85% + 3 month USD LIBOR thereafter)
3.74%	04/24/24	110,000	114,693	(f	)
Morgan Stanley (3.77% fixed rate until 01/24/28; 1.14% + 3 month USD LIBOR thereafter)
3.77%	01/24/29	100,000	105,365	(f	)
Morgan Stanley (4.46% fixed rate until 04/22/38; 1.43% + 3 month USD LIBOR thereafter)
4.46%	04/22/39	100,000	110,742	(f	)
Motorola Solutions Inc.
4.60%	02/23/28	100,000	104,854
MPLX LP
4.00%	03/15/28	35,000	36,289
4.50%	04/15/38	30,000	30,302
4.70%	04/15/48	25,000	25,446
4.80%	02/15/29	70,000	77,026
4.90%	04/15/58	25,000	25,285
5.50%	02/15/49	70,000	79,277
MUFG Americas Holdings Corp.
3.00%	02/10/25	120,000	121,261
MUFG Union Bank NA
3.15%	04/01/22	100,000	102,210

		Principal Amount	Fair Value
Mylan Inc.
4.55%	04/15/28	$100,000	$98,176
Mylan N.V.
3.15%	06/15/21	200,000	199,710
National Australia Bank Ltd.
2.80%	01/10/22	100,000	101,248
National Fuel Gas Co.
4.75%	09/01/28	50,000	52,472
National Retail Properties Inc.
3.60%	12/15/26	100,000	102,673
National Rural Utilities Cooperative Finance Corp.
2.90%	03/15/21	70,000	70,887
3.40%	02/07/28	100,000	104,857
3.70%	03/15/29	50,000	53,832
4.40%	11/01/48	10,000	11,411
NetApp Inc.
3.38%	06/15/21	110,000	111,337
Newmont Goldcorp Corp.
3.50%	03/15/22	150,000	153,439
Nexen Inc.
6.40%	05/15/37	200,000	266,944
NextEra Energy Capital Holdings Inc.
3.15%	04/01/24	100,000	102,876
3.34%	09/01/20	100,000	101,143
3.50%	04/01/29	100,000	103,976
NIKE Inc.
2.38%	11/01/26	150,000	150,239
NiSource Inc.
2.65%	11/17/22	40,000	40,265
3.65%	06/15/23	100,000	103,528
4.38%	05/15/47	100,000	107,086
Nordic Investment Bank
2.25%	02/01/21	200,000	201,044
Norfolk Southern Corp.
3.80%	08/01/28	30,000	32,344
3.94%	11/01/47	160,000	166,339
4.15%	02/28/48	100,000	107,381
Northern Trust Corp.
3.65%	08/03/28	100,000	107,864
Northrop Grumman Corp.
2.08%	10/15/20	60,000	59,906
2.55%	10/15/22	100,000	100,569
2.93%	01/15/25	50,000	50,907
3.25%	01/15/28	65,000	66,748
4.03%	10/15/47	75,000	79,982
Northwestern University
3.66%	12/01/57	10,000	10,731
Novartis Capital Corp.
2.40%	09/21/22	202,000	203,875
3.00%	11/20/25	150,000	154,942
NSTAR Electric Co.
3.20%	05/15/27	100,000	103,097
Nutrien Ltd.
3.63%	03/15/24	150,000	155,520
4.00%	12/15/26	100,000	104,526
5.00%	04/01/49	50,000	56,622
NXP BV/NXP Funding LLC
5.55%	12/01/28	200,000	225,102	(c	)
O’Reilly Automotive Inc.
4.35%	06/01/28	100,000	108,334
Occidental Petroleum Corp.
3.40%	04/15/26	140,000	142,892
4.10%	02/15/47	100,000	99,090
Oesterreichische Kontrollbank AG
2.63%	01/31/22	150,000	152,991
2.88%	09/07/21	100,000	102,183
Ohio Power Co.
4.15%	04/01/48	100,000	108,802
Oklahoma Gas & Electric Co.
3.30%	03/15/30	50,000	50,831
Omega Healthcare Investors Inc.
4.50%	04/01/27	100,000	104,479

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Omnicom Group Inc./Omnicom Capital Inc.
3.63%	05/01/22	$100,000	$103,158
Oncor Electric Delivery Company LLC
2.75%	06/01/24	100,000	101,940	(c	)
3.70%	11/15/28	100,000	107,581	(c	)
3.80%	06/01/49	100,000	105,639	(c	)
ONE Gas Inc.
4.50%	11/01/48	20,000	22,867
ONEOK Inc.
4.35%	03/15/29	50,000	53,443
ONEOK Partners LP
6.13%	02/01/41	162,000	189,428
Oracle Corp.
2.65%	07/15/26	200,000	200,788
2.95%	11/15/24	200,000	206,028
3.25%	05/15/30	150,000	157,446
3.63%	07/15/23	125,000	131,831
4.00%	07/15/46 - 11/15/47	200,000	214,776
4.30%	07/08/34	100,000	113,723
Orange S.A.
9.00%	03/01/31	150,000	228,217
ORIX Corp.
4.05%	01/16/24	100,000	106,035
Owens Corning
4.20%	12/15/22	150,000	156,546
PACCAR Financial Corp.
2.05%	11/13/20	50,000	49,931
3.10%	05/10/21	20,000	20,317
PacifiCorp
4.15%	02/15/50	50,000	55,314
6.25%	10/15/37	153,000	206,200
Packaging Corporation of America
2.45%	12/15/20	70,000	69,946
3.40%	12/15/27	35,000	35,437
Parker-Hannifin Corp.
4.00%	06/14/49	20,000	21,228
4.20%	11/21/34	100,000	110,057
Patterson-UTI Energy Inc.
3.95%	02/01/28	100,000	98,662
PepsiCo Inc.
2.00%	04/15/21	200,000	199,710
2.75%	03/01/23	150,000	153,330
3.00%	10/15/27	100,000	103,949
3.45%	10/06/46	50,000	51,393
Petroleos Mexicanos
4.50%	01/23/26	100,000	91,709
5.50%	01/21/21 - 06/27/44	258,000	249,145
6.38%	01/23/45	250,000	213,802
6.50%	01/23/29 - 06/02/41	242,000	220,509
6.75%	09/21/47	113,000	100,048
Pfizer Inc.
2.80%	03/11/22	100,000	101,974
3.00%	09/15/21	120,000	122,431
3.20%	09/15/23	125,000	129,920
3.45%	03/15/29	50,000	52,897
3.60%	09/15/28	50,000	53,997
3.90%	03/15/39	125,000	134,594
4.00%	12/15/36 - 03/15/49	125,000	136,085
4.30%	06/15/43	100,000	112,427
Philip Morris International Inc.
2.88%	05/01/24	150,000	152,302
3.13%	03/02/28	50,000	50,800
3.38%	08/15/29	150,000	154,465
3.88%	08/21/42	92,000	91,059
Phillips 66
3.90%	03/15/28	50,000	52,705
4.88%	11/15/44	45,000	50,233
Phillips 66 Partners LP
3.75%	03/01/28	10,000	10,210
4.68%	02/15/45	10,000	10,305
Pinnacle West Capital Corp.
2.25%	11/30/20	45,000	44,838

		Principal Amount	Fair Value
Plains All American Pipeline LP/PAA Finance Corp.
3.85%	10/15/23	$100,000	$103,226
4.50%	12/15/26	100,000	106,248
PNC Bank NA
2.55%	12/09/21	150,000	151,056
2.95%	02/23/25	100,000	102,312
3.10%	10/25/27	100,000	102,836
PPG Industries Inc.
3.75%	03/15/28	50,000	53,373
PPL Electric Utilities Corp.
4.15%	06/15/48	100,000	110,631
President & Fellows of Harvard College
3.15%	07/15/46	50,000	49,678
Principal Financial Group Inc.
3.40%	05/15/25	150,000	156,394
Prologis LP
4.25%	08/15/23	150,000	160,524
Providence Saint Joseph Health Obligated Group
3.93%	10/01/48	20,000	20,739
Prudential Financial Inc.
3.94%	12/07/49	190,000	199,141
4.35%	02/25/50	100,000	111,798
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%	09/15/48	100,000	107,470	(f	)
Public Service Company of Colorado
3.70%	06/15/28	50,000	53,904
4.10%	06/15/48	30,000	33,099
Public Service Electric & Gas Co.
2.38%	05/15/23	100,000	100,362
3.65%	09/01/28	25,000	26,828
Public Service Enterprise Group Inc.
2.88%	06/15/24	15,000	15,201
Public Storage
3.39%	05/01/29	30,000	31,327
Puget Energy Inc.
3.65%	05/15/25	150,000	153,220
QUALCOMM Inc.
4.30%	05/20/47	100,000	105,120
4.65%	05/20/35	150,000	166,800
Quest Diagnostics Inc.
4.25%	04/01/24	150,000	158,860
Raytheon Co.
3.15%	12/15/24	90,000	93,653
Realty Income Corp.
4.65%	08/01/23	100,000	108,101
Regency Centers LP
4.13%	03/15/28	50,000	53,332
Regions Bank (3.37% fixed rate until 08/13/20; 0.50% + 3 month USD LIBOR thereafter)
3.37%	08/13/21	50,000	50,427	(f	)
Regions Financial Corp.
3.80%	08/14/23	100,000	104,702
Reinsurance Group of America Inc.
3.90%	05/15/29	50,000	51,862
RELX Capital Inc.
3.50%	03/16/23	30,000	30,977
4.00%	03/18/29	25,000	26,491
RenaissanceRe Holdings Ltd.
3.60%	04/15/29	25,000	25,613
Reynolds American Inc.
4.45%	06/12/25	100,000	106,073
Rio Tinto Finance USA Ltd.
5.20%	11/02/40	150,000	187,164
Rockwell Automation Inc.
3.50%	03/01/29	45,000	47,930
Rogers Communications Inc.
2.90%	11/15/26	100,000	100,361
3.00%	03/15/23	50,000	50,965
3.63%	12/15/25	60,000	63,314
Roper Technologies Inc.
3.80%	12/15/26	100,000	104,216

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Royal Bank of Canada
2.15%	10/26/20	$125,000	$124,951
2.30%	03/22/21	150,000	150,666
2.75%	02/01/22	50,000	50,789
2.80%	04/29/22	100,000	101,627
Royal Bank of Scotland Group PLC
3.88%	09/12/23	100,000	102,659
5.13%	05/28/24	80,000	84,403
6.00%	12/19/23	75,000	81,728
6.10%	06/10/23	35,000	37,992
6.13%	12/15/22	85,000	91,656
Royal Bank of Scotland Group PLC (4.89% fixed rate until 05/18/28; 1.75% + 3 month USD LIBOR thereafter)
4.89%	05/18/29	100,000	106,672	(f	)
RPM International Inc.
4.25%	01/15/48	50,000	45,974
Ryder System Inc.
3.40%	03/01/23	150,000	154,048
S&P Global Inc.
4.40%	02/15/26	100,000	110,386
Sabine Pass Liquefaction LLC
5.63%	02/01/21 - 03/01/25	310,000	332,876
5.75%	05/15/24	35,000	38,926
San Diego Gas & Electric Co.
3.60%	09/01/23	100,000	103,695
Sanofi
3.63%	06/19/28	100,000	107,620
Santander Holdings USA Inc.
3.40%	01/18/23	50,000	50,768
4.40%	07/13/27	50,000	52,224
4.45%	12/03/21	200,000	207,772
Santander UK Group Holdings PLC (3.37% fixed rate until 01/05/23; 1.08% + 3 month USD LIBOR thereafter)
3.37%	01/05/24	100,000	100,854	(f	)
Santander UK PLC
2.88%	06/18/24	200,000	201,298
Seagate HDD Cayman
4.75%	06/01/23	150,000	154,503
Sempra Energy
3.80%	02/01/38	100,000	96,634
4.05%	12/01/23	150,000	157,980
Shell International Finance BV
3.50%	11/13/23	140,000	147,136	(b	)
4.00%	05/10/46	150,000	164,692
4.13%	05/11/35	150,000	166,405
4.38%	05/11/45	100,000	114,968
Shire Acquisitions Investments Ireland DAC
3.20%	09/23/26	150,000	151,222
Simon Property Group LP
2.75%	02/01/23	121,000	122,482
SL Green Operating Partnership LP
3.25%	10/15/22	30,000	30,401
Southern California Edison Co.
3.40%	06/01/23	100,000	101,735
3.60%	02/01/45	125,000	116,223
4.20%	03/01/29	100,000	106,355
Southern Copper Corp.
5.88%	04/23/45	155,000	183,859
Southwest Airlines Co.
3.00%	11/15/26	100,000	100,225
Southwestern Electric Power Co.
3.85%	02/01/48	100,000	98,651
Spectra Energy Partners LP
3.50%	03/15/25	150,000	154,311
SSM Health Care Corp.
3.69%	06/01/23	10,000	10,452
Stanley Black & Decker Inc.
2.90%	11/01/22	150,000	152,571
Starbucks Corp.
2.20%	11/22/20	20,000	19,972
3.10%	03/01/23	50,000	51,313
3.50%	03/01/28	50,000	52,457

		Principal Amount	Fair Value
3.75%	12/01/47	$35,000	$34,371
4.45%	08/15/49	100,000	109,510
Stryker Corp.
3.65%	03/07/28	150,000	159,285
Sumitomo Mitsui Financial Group Inc.
2.78%	10/18/22	200,000	201,884
3.01%	10/19/26	100,000	101,381
3.35%	10/18/27	50,000	51,879
3.94%	10/16/23	100,000	105,875
4.31%	10/16/28	100,000	111,767
Suncor Energy Inc.
6.85%	06/01/39	150,000	208,191
Sunoco Logistics Partners Operations LP
5.95%	12/01/25	150,000	170,797
SunTrust Bank
2.80%	05/17/22	50,000	50,632
3.00%	02/02/23	100,000	101,934
3.20%	04/01/24	50,000	51,551
SunTrust Banks Inc.
4.00%	05/01/25	50,000	53,549
Svenska Handelsbanken AB
3.35%	05/24/21	150,000	152,853
Synchrony Financial
3.95%	12/01/27	100,000	99,828
4.38%	03/19/24	35,000	36,746
Sysco Corp.
3.55%	03/15/25	100,000	104,724
4.45%	03/15/48	100,000	109,236
Takeda Pharmaceutical Company Ltd.
3.80%	11/26/20	100,000	101,856	(c	)
4.00%	11/26/21	100,000	103,320	(c	)
4.40%	11/26/23	50,000	53,460	(c	)
5.00%	11/26/28	50,000	56,714	(c	)
Tampa Electric Co.
4.30%	06/15/48	50,000	54,448
Target Corp.
3.38%	04/15/29	50,000	53,057
3.90%	11/15/47	50,000	53,803
4.00%	07/01/42	150,000	162,972
TC PipeLines LP
3.90%	05/25/27	100,000	101,980
TD Ameritrade Holding Corp.
2.95%	04/01/22	150,000	152,566
Telefonica Emisiones S.A.
4.90%	03/06/48	150,000	158,520
TELUS Corp.
4.60%	11/16/48	50,000	55,476
Texas Instruments Inc.
3.88%	03/15/39	100,000	108,801
Textron Inc.
3.90%	09/17/29	50,000	52,237
The Allstate Corp.
4.20%	12/15/46	100,000	111,476
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	50,000	52,420	(f	)
The Bank of New York Mellon Corp.
2.80%	05/04/26	30,000	30,296
3.00%	02/24/25	105,000	107,920
3.45%	08/11/23	200,000	208,534
3.50%	04/28/23	100,000	104,246
3.85%	04/28/28	100,000	109,291
The Bank of Nova Scotia
2.50%	01/08/21	200,000	200,852
3.13%	04/20/21	100,000	101,645
The Boeing Co.
3.20%	03/01/29	50,000	51,771
3.38%	06/15/46	150,000	143,505
The Charles Schwab Corp.
3.85%	05/21/25	150,000	160,398
The Clorox Co.
3.50%	12/15/24	150,000	157,966

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2019 (Unaudited)

		Principal Amount	Fair Value
The Coca-Cola Co.
2.45%	11/01/20	$150,000	$150,616
The Dayton Power & Light Co.
3.95%	06/15/49	15,000	15,509	(c	)
The Dow Chemical Co.
3.00%	11/15/22	137,000	138,987
4.38%	11/15/42	237,000	240,775
The George Washington University
4.13%	09/15/48	50,000	56,071	(b	)
The Goldman Sachs Group Inc.
2.60%	12/27/20	100,000	100,095
2.75%	09/15/20	150,000	150,618
3.00%	04/26/22	100,000	100,905
3.50%	11/16/26	150,000	153,556
3.63%	02/20/24	180,000	187,742
3.85%	07/08/24	150,000	157,437
4.80%	07/08/44	100,000	115,016
5.75%	01/24/22	100,000	108,094
6.25%	02/01/41	150,000	200,521
6.75%	10/01/37	200,000	261,738
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter)
2.88%	10/31/22	200,000	201,562	(f	)
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	100,000	102,959	(f	)
The Hartford Financial Services Group Inc.
4.40%	03/15/48	100,000	108,960
The Hershey Co.
3.38%	05/15/23	50,000	52,296
The Home Depot Inc.
2.13%	09/15/26	45,000	44,050
2.63%	06/01/22	190,000	193,239
3.90%	12/06/28	100,000	110,196
4.20%	04/01/43	150,000	166,818
4.40%	04/01/21	150,000	155,137
4.50%	12/06/48	100,000	117,948
The Interpublic Group of Companies Inc.
4.65%	10/01/28	10,000	10,886
The JM Smucker Co.
3.38%	12/15/27	100,000	102,058
The Kroger Co.
3.85%	08/01/23	150,000	156,736
4.50%	01/15/29	100,000	108,883
5.40%	01/15/49	100,000	111,104
The Mosaic Co.
3.25%	11/15/22	50,000	51,002
4.05%	11/15/27	50,000	51,514
The PNC Financial Services Group Inc.
3.50%	01/23/24	110,000	115,775
The Procter & Gamble Co.
1.70%	11/03/21	200,000	198,520
2.45%	11/03/26	100,000	100,402
The Progressive Corp.
4.35%	04/25/44	100,000	113,515
The Sherwin-Williams Co.
3.95%	01/15/26	100,000	104,655
4.20%	01/15/22	100,000	103,876
4.50%	06/01/47	100,000	106,651
The Southern Co. (5.50% fixed rate until 03/15/22; 3.63% + 3 month USD LIBOR thereafter)
5.50%	03/15/57	100,000	102,325	(f	)
The Timken Co.
4.50%	12/15/28	20,000	21,054
The Toronto-Dominion Bank
2.65%	06/12/24	100,000	100,991
3.15%	09/17/20	100,000	101,170
3.25%	06/11/21 - 03/11/24	200,000	205,551
The Travelers Companies Inc.
4.00%	05/30/47	100,000	108,751
5.35%	11/01/40	100,000	127,627

		Principal Amount	Fair Value
The Walt Disney Co.
3.38%	11/15/26	$100,000	$105,028	(c	)
4.75%	11/15/46	100,000	123,262	(c	)
6.65%	11/15/37	179,000	257,162	(c	)
The Western Union Co.
3.60%	03/15/22	150,000	153,579
The Williams Companies Inc.
3.70%	01/15/23	10,000	10,326
4.55%	06/24/24	40,000	43,067
4.85%	03/01/48	70,000	74,899
5.10%	09/15/45	150,000	162,613
5.75%	06/24/44	15,000	17,496
5.80%	11/15/43	150,000	174,321
Thermo Fisher Scientific Inc.
3.30%	02/15/22	80,000	82,037
4.15%	02/01/24	25,000	26,780
Time Warner Cable LLC
4.50%	09/15/42	150,000	139,425
Torchmark Corp.
4.55%	09/15/28	25,000	27,310
Total Capital International S.A.
2.75%	06/19/21	150,000	151,773
3.46%	02/19/29	100,000	106,392
Total Capital S.A.
3.88%	10/11/28	25,000	27,451
Total System Services Inc.
4.45%	06/01/28	100,000	107,182
Toyota Motor Credit Corp.
2.60%	01/11/22	100,000	101,039
2.70%	01/11/23	100,000	101,623
2.95%	04/13/21	100,000	101,349
3.05%	01/08/21	25,000	25,342
3.35%	01/08/24	100,000	104,495
3.45%	09/20/23	50,000	52,341
3.65%	01/08/29	100,000	108,443
TransCanada PipeLines Ltd.
4.25%	05/15/28	50,000	54,049
5.10%	03/15/49	50,000	57,850
7.63%	01/15/39	100,000	143,193
Transcontinental Gas Pipe Line Company LLC
4.00%	03/15/28	100,000	104,974
Tucson Electric Power Co.
4.85%	12/01/48	50,000	58,425
TWDC Enterprises 18 Corp.
2.30%	02/12/21	130,000	130,445
3.00%	07/30/46	60,000	56,429
3.15%	09/17/25	165,000	173,410
Tyson Foods Inc.
4.00%	03/01/26	15,000	15,967
4.88%	08/15/34	70,000	79,789
5.10%	09/28/48	35,000	39,514
U.S. Bancorp
2.63%	01/24/22	100,000	101,072
UDR Inc.
4.40%	01/26/29	50,000	54,525
Unilever Capital Corp.
2.00%	07/28/26	150,000	144,591
2.75%	03/22/21	100,000	101,057
2.90%	05/05/27	100,000	102,147
Union Electric Co.
2.95%	06/15/27	100,000	101,598
3.50%	03/15/29	25,000	26,460
3.65%	04/15/45	35,000	35,775
Union Pacific Corp.
3.00%	04/15/27	100,000	102,128
3.20%	06/08/21	100,000	101,861
3.50%	06/08/23	50,000	52,104
3.70%	03/01/29	65,000	69,848
3.95%	09/10/28	30,000	32,797
4.38%	09/10/38	15,000	16,496
4.50%	09/10/48	30,000	34,050
4.80%	09/10/58	75,000	87,143

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2019 (Unaudited)

		Principal Amount	Fair Value
United Airlines 2013-1 Class A Pass Through Trust
4.30%	08/15/25	$194,392	$206,413
United Parcel Service Inc.
2.05%	04/01/21	100,000	99,814
2.45%	10/01/22	175,000	176,885
3.05%	11/15/27	50,000	51,662
3.75%	11/15/47	50,000	50,474
United Technologies Corp.
3.35%	08/16/21	110,000	112,435
3.65%	08/16/23	20,000	20,961
3.95%	08/16/25	15,000	16,160
4.13%	11/16/28	30,000	32,941
4.45%	11/16/38	160,000	179,427
4.50%	06/01/42	158,000	178,167
4.63%	11/16/48	15,000	17,472
UnitedHealth Group Inc.
2.95%	10/15/27	200,000	203,140
3.10%	03/15/26	150,000	155,025
3.50%	02/15/24	10,000	10,484
3.70%	12/15/25	10,000	10,660
3.75%	10/15/47	100,000	102,487
3.88%	12/15/28	15,000	16,334
4.45%	12/15/48	10,000	11,491
4.63%	07/15/35	45,000	51,877
6.88%	02/15/38	100,000	144,517
University of Notre Dame du Lac
3.39%	02/15/48	25,000	25,359
US Bancorp
3.95%	11/17/25	100,000	108,632
US Bank NA
2.05%	10/23/20	150,000	149,735
2.80%	01/27/25	150,000	153,217
Vale Overseas Ltd.
6.88%	11/10/39	100,000	120,497
Valero Energy Corp.
6.63%	06/15/37	150,000	189,570
Valero Energy Partners LP
4.38%	12/15/26	100,000	106,897
Ventas Realty LP
4.00%	03/01/28	150,000	157,449
4.40%	01/15/29	100,000	108,493
VEREIT Operating Partnership LP
4.13%	06/01/21	15,000	15,397
4.60%	02/06/24	20,000	21,216
4.88%	06/01/26	25,000	27,209
Verisk Analytics Inc.
4.13%	03/15/29	25,000	26,833
Verizon Communications Inc.
3.85%	11/01/42	236,000	240,340
3.88%	02/08/29	5,000	5,362
4.33%	09/21/28	209,000	231,478
4.40%	11/01/34	150,000	166,492
4.52%	09/15/48	150,000	167,956
4.81%	03/15/39	189,000	217,140
5.15%	09/15/23	200,000	223,518
5.25%	03/16/37	200,000	239,780
Viacom Inc.
5.85%	09/01/43	100,000	117,742
Virginia Electric & Power Co.
3.80%	04/01/28	100,000	107,321
4.60%	12/01/48	60,000	69,704
4.65%	08/15/43	100,000	114,720
Visa Inc.
2.15%	09/15/22	200,000	200,778
4.30%	12/14/45	100,000	117,705
Vodafone Group PLC
4.38%	05/30/28 - 02/19/43	205,000	208,441
5.00%	05/30/38	100,000	108,489
5.25%	05/30/48	50,000	55,081
Vornado Realty LP
3.50%	01/15/25	50,000	51,234

		Principal Amount	Fair Value
Vulcan Materials Co.
4.70%	03/01/48	$50,000	$49,745
Wabtec Corp.
3.45%	11/15/26	100,000	98,075
Walgreens Boots Alliance Inc.
3.45%	06/01/26	55,000	55,592
4.50%	11/18/34	155,000	159,238
Walmart Inc.
1.90%	12/15/20	100,000	99,821
2.35%	12/15/22	100,000	100,967
2.65%	12/15/24	100,000	102,248
3.13%	06/23/21	50,000	51,086
3.25%	07/08/29	40,000	42,212
3.40%	06/26/23	50,000	52,507
3.63%	12/15/47	125,000	133,571
3.70%	06/26/28	100,000	109,098
3.95%	06/28/38	40,000	44,587
4.05%	06/29/48	185,000	211,806
Waste Connections Inc.
3.50%	05/01/29	50,000	52,011
Waste Management Inc.
2.90%	09/15/22	150,000	152,902
4.15%	07/15/49	65,000	71,092
WEC Energy Group Inc.
3.38%	06/15/21	65,000	66,249
Wells Fargo & Co.
2.50%	03/04/21	240,000	240,494
2.63%	07/22/22	200,000	201,454
3.75%	01/24/24	300,000	315,393
4.13%	08/15/23	150,000	158,205
4.15%	01/24/29	100,000	108,814
4.40%	06/14/46	150,000	161,436
4.65%	11/04/44	150,000	166,882
4.75%	12/07/46	100,000	113,854
5.61%	01/15/44	169,000	210,853
Wells Fargo Bank NA
3.55%	08/14/23	150,000	156,525
3.63%	10/22/21	200,000	205,612
Wells Fargo Bank NA (3.33% fixed rate until 07/23/20; 0.49% + 3 month USD LIBOR thereafter)
3.33%	07/23/21	150,000	151,410	(f	)
Welltower Inc.
3.63%	03/15/24	25,000	26,012
4.25%	04/15/28	115,000	122,984
Western Midstream Operating LP
5.45%	04/01/44	150,000	141,110
Westlake Chemical Corp.
4.38%	11/15/47	50,000	47,226
Westpac Banking Corp.
2.00%	08/19/21	100,000	99,439
2.80%	01/11/22	100,000	101,245
3.30%	02/26/24	100,000	103,802
3.35%	03/08/27	100,000	104,178
Westpac Banking Corp. (2.24% fixed rate until 11/23/26; 2.24% + 5 Year US ISDA thereafter)
4.32%	11/23/31	100,000	103,359	(f	)
Weyerhaeuser Co. (REIT)
7.38%	03/15/32	100,000	139,750
Whirlpool Corp.
3.70%	05/01/25	150,000	155,796
Willis North America Inc.
4.50%	09/15/28	50,000	53,862
Wisconsin Electric Power Co.
4.30%	10/15/48	10,000	11,159
Wisconsin Power & Light Co.
3.05%	10/15/27	100,000	101,673
WP Carey Inc.
3.85%	07/15/29	50,000	50,690
WRKCo Inc.
4.20%	06/01/32	50,000	51,575
4.65%	03/15/26	100,000	108,483

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2019 (Unaudited)

		Principal Amount	Fair Value
Xcel Energy Inc.
3.30%	06/01/25	$150,000	$154,699
4.00%	06/15/28	100,000	107,623
Zimmer Biomet Holdings Inc.
3.70%	03/19/23	75,000	77,406
Zoetis Inc.
4.70%	02/01/43	150,000	169,014
			136,015,011
Non-Agency Collateralized Mortgage Obligations – 0.3%
BANK 2018-BNK14
4.23%	09/15/60	191,106	213,563	(b	)
BBCMS Mortgage Trust 2018-C2
4.31%	12/15/51	50,000	56,039	(b	)
Benchmark 2018-B5 Mortgage Trust
4.21%	07/15/51	100,000	111,781	(b	)
Benchmark Mortgage Trust
4.12%	07/15/51	100,000	110,936	(b,f	)
CD 2017-CD6 Mortgage Trust
3.46%	11/13/50	150,000	158,656	(b	)
Citigroup Commercial Mortgage Trust 2014-GC21
4.03%	05/10/47	100,000	105,858	(b	)
Citigroup Commercial Mortgage Trust 2014-GC25
4.02%	10/10/47	300,000	317,797	(b	)
Citigroup Commercial Mortgage Trust 2015-GC31
3.76%	06/10/48	250,000	266,784
COMM 2012-CCRE 1 Mortgage Trust
3.39%	05/15/45	468,712	480,228	(b	)
COMM 2013-CCRE12 Mortgage Trust
4.05%	10/10/46	200,000	212,895	(b	)
COMM 2015-LC19 Mortgage Trust
3.18%	02/10/48	150,000	155,261
CSAIL 2018-CX12 Commercial Mortgage Trust
4.22%	08/15/51	300,000	333,879	(b,f	)
GS Mortgage Securities Trust 2015-GC28
3.98%	02/10/48	150,000	156,683	(b	)
GS Mortgage Securities Trust 2016-GS3
2.78%	10/10/49	80,000	81,326	(b	)
GS Mortgage Securities Trust 2017-GS5
3.67%	03/10/50	204,729	218,933	(b	)
GS Mortgage Securities Trust 2019-GC38
3.97%	02/10/52	50,000	54,883
JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20
3.80%	07/15/47	250,000	265,030	(b	)
JPMBB Commercial Mortgage Securities Trust 2013-C14
3.76%	08/15/46	202,844	209,205	(b,f	)
JPMBB Commercial Mortgage Securities Trust 2014-C22
3.80%	09/15/47	75,000	79,582	(b	)
Morgan Stanley Bank of America Merrill Lynch Trust 2016-C29
3.14%	05/15/49	500,000	514,861	(b	)
Morgan Stanley Capital I Trust 2016-UBS12
3.60%	12/15/49	150,000	158,905	(b	)
UBS Commercial Mortgage Trust 2017-C4
3.56%	10/15/50	185,000	195,879	(b	)
Wells Fargo Commercial Mortgage Trust 2012-LC5
2.92%	10/15/45	158,129	161,415	(b	)
4.69%	10/15/45	220,000	231,348	(b,f	)
Wells Fargo Commercial Mortgage Trust 2017-C41
3.47%	11/15/50	300,000	315,965	(b	)
WFRBS Commercial Mortgage Trust 2012-C7
3.43%	06/15/45	200,000	205,951	(b	)
WFRBS Commercial Mortgage Trust 2013-C17
4.02%	12/15/46	35,000	37,245
WFRBS Commercial Mortgage Trust 2014-C23
3.65%	10/15/57	68,545	72,230	(b	)
			5,483,118
Sovereign Bonds – 0.4%
Export Development Canada
2.50%	01/24/23	200,000	204,696
Export-Import Bank of Korea
3.00%	11/01/22	200,000	204,210
3.63%	11/27/23	200,000	210,452

		Principal Amount	Fair Value
Government of Canada
2.63%	01/25/22	$200,000	$204,346
Government of Colombia
5.00%	06/15/45	150,000	165,822
6.13%	01/18/41	250,000	310,415
Government of Hungary
5.38%	03/25/24	100,000	112,800
Government of Indonesia
4.75%	02/11/29	100,000	111,074
Government of Italy
5.38%	06/15/33	150,000	166,609
Government of Mexico
3.50%	01/21/21	100,000	101,555
4.00%	10/02/23	200,000	208,808
4.35%	01/15/47	200,000	198,498
4.75%	03/08/44	102,000	106,549
5.75%	10/12/10	172,000	188,101
6.05%	01/11/40	130,000	155,176
Government of Panama
6.70%	01/26/36	150,000	204,514
Government of Peru
6.55%	03/14/37	147,000	207,701
7.35%	07/21/25	100,000	127,599
Government of Philippines
3.70%	03/01/41	200,000	217,230
3.75%	01/14/29	200,000	218,650
4.00%	01/15/21	100,000	102,631
4.20%	01/21/24	200,000	215,548
Government of Poland
3.00%	03/17/23	147,000	151,088
3.25%	04/06/26	100,000	105,784
5.00%	03/23/22	100,000	107,476
Government of Uruguay
4.50%	08/14/24	200,000	213,588
4.98%	04/20/55	200,000	221,106
Iraq Government AID Bond
2.15%	01/18/22	480,000	483,077
Japan Bank for International Cooperation
2.13%	07/21/20	400,000	400,120
2.88%	07/21/27	200,000	207,566
3.38%	10/31/23	200,000	210,538
Korea International Bond
2.50%	06/19/29	200,000	199,804
Province of Alberta Canada
2.95%	01/23/24	50,000	52,018
3.35%	11/01/23	150,000	158,238
Province of Manitoba Canada
2.60%	04/16/24	100,000	102,635
Province of Ontario Canada
2.55%	02/12/21	150,000	151,347
3.05%	01/29/24	250,000	261,205
3.40%	10/17/23	150,000	158,509
Province of Quebec Canada
2.38%	01/31/22	200,000	202,484
3.50%	07/29/20	200,000	203,090
The Korea Development Bank
2.63%	02/27/22	200,000	201,648
			7,734,305
Municipal Bonds and Notes – 0.2%
American Municipal Power Inc.
6.27%	02/15/50	100,000	134,309	(b	)
Bay Area Toll Authority
6.26%	04/01/49	100,000	149,936	(b	)
Chicago O’Hare International Airport
4.47%	01/01/49	100,000	117,359	(b	)
Chicago Transit Authority
6.90%	12/01/40	75,000	101,612	(b	)
Commonwealth of Massachusetts
4.50%	08/01/31	100,000	115,877	(b	)
Dallas Area Rapid Transit
5.02%	12/01/48	75,000	96,322	(b	)
6.00%	12/01/44	100,000	141,078	(b	)

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2019 (Unaudited)

		Principal Amount	Fair Value
East Bay Municipal Utility District
5.87%	06/01/40	$100,000	$136,182	(b	)
Florida Hurricane Catastrophe Fund Finance Corp.
3.00%	07/01/20	100,000	100,650	(b	)
Los Angeles Department of Water & Power
6.57%	07/01/45	100,000	151,976	(b	)
6.60%	07/01/50	90,000	141,719	(b	)
Los Angeles Unified School District
5.76%	07/01/29	110,000	134,082	(b	)
Metropolitan Transportation Authority
6.81%	11/15/40	150,000	211,184	(b	)
Municipal Electric Authority of Georgia
6.64%	04/01/57	124,000	148,977	(b	)
New York City Water & Sewer System
6.01%	06/15/42	50,000	70,986	(b	)
New York State Urban Development Corp.
3.90%	03/15/33	25,000	26,837
North Texas Tollway Authority
6.72%	01/01/49	100,000	155,121	(b	)
Port Authority of New York & New Jersey
4.46%	10/01/62	100,000	119,659	(b	)
5.31%	08/01/46	200,000	221,516	(b	)
Sales Tax Securitization Corp.
4.64%	01/01/40	25,000	27,568
San Diego County Water Authority
6.14%	05/01/49	100,000	141,961	(b	)
South Carolina State Public Service Authority
6.45%	01/01/50	50,000	74,531	(b	)
State of California
7.60%	11/01/40	100,000	162,268	(b	)
University of California
4.60%	05/15/31	100,000	114,144	(b	)
6.58%	05/15/49	100,000	143,355	(b	)
University of Texas System
4.79%	08/15/46	100,000	122,442	(b	)
			3,261,651

Other Information:

During the period ended June 30, 2019, average notional value related to futures contracts was $12,448,479 or 0.6% of net assets

The Fund had the following long futures contracts open at June 30, 2019:

		Principal Amount	Fair Value
U.S. Government Sponsored Agency – 0.0%*
Tennessee Valley Authority
3.50%	12/15/42	$500,000	$534,915
Total Bonds and Notes (Cost $549,099,318)			566,059,621

		Number of Shares	Fair Value
Exchange Traded & Mutual Funds – 16.0%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF		3,712,770	60,778,045
SPDR Bloomberg Barclays High Yield Bond ETF		1,454,125	158,412,378	(h	)
SPDR Dow Jones REIT ETF		972,313	96,064,524	(h	)
			315,254,947

Total Exchange Traded & Mutual Funds (Cost $314,768,164)			315,254,947

Total Investments in Securities (Cost $1,845,027,746)			1,939,854,654
Short-Term Investments – 1.8%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.35% (Cost $34,898,673)		34,898,673	34,898,673	(h,i	)

Total Investments (Cost $1,879,926,419)			1,974,753,327

Liabilities in Excess of Other Assets, net – (0.1)%			(2,352,805)

NET ASSETS – 100.0%			$1,972,400,522

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
E-mini Russell 2000 Index Futures	September 2019	34	$2,608,715	$2,664,070	$55,355
MSCI EAFE Mini Index Futures	September 2019	47	4,412,980	4,519,755	106,775
MSCI Emerging Market Mini Futures	September 2019	110	5,589,297	5,793,700	204,403
S&P 500 E-mini Index Futures	September 2019	42	6,079,658	6,182,820	103,162

					$469,695

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At June 30, 2019, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBAs.
(c)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019, these securities amounted to $6,686,676 or 0.34% of the net assets of the State Street Total Return V.I.S. Fund. These securities have been determined to be liquid using procedures established by the State Street Variable Insurance Series Funds, Inc.’s Board of Directors (the “Board”).

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2019 (Unaudited)

(d)	Security is fair valued by the Oversight Committee, in accordance with the procedures approved by the Board. Security value is determined based on level 3 inputs.
(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(f)

Variable Rate Security - Interest rate shown is rate in effect at June 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(g)	Step coupon bond.
(h)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(i)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of June 30, 2019.
*	Less than 0.05%.

Abbreviations:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SPDR	Standard and Poor’s Depositary Receipt
TBA	To Be Announced

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Domestic Equity	$614,964,288	$336	$—	$614,964,624
Foreign Equity	443,487,548	86,897	1,017	443,575,462
U.S. Treasuries	—	274,017,984	—	274,017,984
Agency Mortgage Backed	—	133,758,301	—	133,758,301
Agency Collateralized Mortgage Obligations	—	3,184,607	—	3,184,607
Asset Backed	—	2,069,729	—	2,069,729
Corporate Notes	—	136,015,011	—	136,015,011
Non-Agency Collateralized Mortgage Obligations	—	5,483,118	—	5,483,118
Sovereign Bonds	—	7,734,305	—	7,734,305
Municipal Bonds and Notes	—	3,261,651	—	3,261,651
U.S. Government Sponsored Agencies	—	534,915	—	534,915
Exchange Traded & Mutual Funds	315,254,947	—	—	315,254,947
Short-Term Investments	34,898,673	—	—	34,898,673

Total Investments in Securities	$1,408,605,456	$566,146,854	$1,017	$1,974,753,327

Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$469,695	$—	$—	$469,695

The Fund was invested in the following countries/territories at June 30, 2019 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	74.67%
Japan	3.26%
United Kingdom	2.98%
Switzerland	2.44%
Canada	2.20%
Australia	1.34%
Germany	1.32%
France	1.28%
China	1.10%
Hong Kong	0.98%
Ireland	0.88%
Sweden	0.58%
Taiwan	0.58%
South Korea	0.50%
Netherlands	0.46%
Italy	0.44%

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2019 (Unaudited)

Country/Territory	Percentage (based on Fair Value)
India	0.40%
Singapore	0.39%
Finland	0.33%
Supranational	0.32%
South Africa	0.32%
Spain	0.31%
Bermuda	0.27%
Israel	0.26%
Brazil	0.26%
Russian Federation	0.26%
Norway	0.18%
Belgium	0.17%
Denmark	0.17%
Mexico	0.17%
New Zealand	0.12%
Malaysia	0.12%
Luxembourg	0.12%
Puerto Rico	0.10%
Poland	0.10%
Thailand	0.09%
Cayman Islands	0.08%
Philippines	0.07%
Chile	0.06%
Colombia	0.05%
Indonesia	0.05%
Turkey	0.04%
Hungary	0.03%
Iraq	0.02%
Uruguay	0.02%
Czech Republic	0.02%
Greece	0.02%
Peru	0.02%
Austria	0.01%
Czech	0.01%
Panama	0.01%
Guernsey	0.01%
Jersey	0.01%
Pakistan	0.00%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at June 30, 2019 (unaudited):

Industry	Domestic	Foreign	Total
	8.02%	0.00%	8.02%
Exchange Traded Funds	7.94%	0.00%	7.94%
Property & Casualty Insurance	1.92%	0.40%	2.32%
Pharmaceuticals	1.45%	0.60%	2.05%
Multi-Line Insurance	0.13%	1.40%	1.53%
Diversified Banks	0.00%	1.40%	1.40%
Multi-Sector Holdings	1.03%	0.27%	1.30%
Application Software	1.25%	0.00%	1.25%
Life & Health Insurance	0.58%	0.64%	1.22%
Semiconductors	1.06%	0.15%	1.21%
IT Consulting & Other Services	0.24%	0.92%	1.16%
Technology Hardware, Storage & Peripherals	0.62%	0.52%	1.14%
Oil & Gas Refining & Marketing	0.92%	0.17%	1.09%
Healthcare Equipment	0.99%	0.03%	1.02%
Industrial Machinery	0.30%	0.70%	1.00%
Electric Utilities	0.34%	0.65%	0.99%
Integrated Telecommunication Services	0.01%	0.96%	0.97%
Apparel Retail	0.80%	0.15%	0.95%
Industrial Conglomerates	0.75%	0.20%	0.95%
Integrated Oil & Gas	0.22%	0.72%	0.94%
Communications Equipment	0.93%	0.00%	0.93%
Retail REITs	0.43%	0.50%	0.93%
Personal Products	0.41%	0.46%	0.87%
Asset Management & Custody Banks	0.46%	0.35%	0.81%
Food Retail	0.25%	0.54%	0.79%
Mortgage REITs	0.77%	0.00%	0.77%

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2019 (Unaudited)

Industry	Domestic	Foreign	Total
Automobile Manufacturers	0.39%	0.37%	0.76%
Apparel, Accessories & Luxury Goods	0.35%	0.40%	0.75%
Trading Companies & Distributors	0.24%	0.50%	0.74%
Movies & Entertainment	0.69%	0.04%	0.73%
Industrial Gases	0.00%	0.73%	0.73%
Data Processing & Outsourced Services	0.68%	0.04%	0.72%
Hypermarkets & Super Centers	0.61%	0.10%	0.71%
Reinsurance	0.10%	0.60%	0.70%
Managed Healthcare	0.67%	0.00%	0.67%
Regional Banks	0.43%	0.17%	0.60%
Aerospace & Defense	0.32%	0.26%	0.58%
Packaged Foods & Meats	0.25%	0.30%	0.55%
Systems Software	0.50%	0.04%	0.54%
Auto Parts & Equipment	0.22%	0.32%	0.54%
Gas Utilities	0.21%	0.32%	0.53%
Home Building	0.05%	0.45%	0.50%
Specialty Chemicals	0.04%	0.45%	0.49%
Healthcare Facilities	0.39%	0.03%	0.42%
Diversified REITs	0.14%	0.27%	0.41%
Household Products	0.35%	0.05%	0.40%
Financial Exchanges & Data	0.22%	0.18%	0.40%
Construction & Engineering	0.23%	0.14%	0.37%
Internet & Direct Marketing Retail	0.27%	0.10%	0.37%
Advertising	0.29%	0.05%	0.34%
General Merchandise Stores	0.00%	0.33%	0.33%
Biotechnology	0.33%	0.00%	0.33%
Air Freight & Logistics	0.29%	0.03%	0.32%
Tires & Rubber	0.03%	0.29%	0.32%
Research & Consulting Services	0.15%	0.16%	0.31%
Multi-Utilities	0.21%	0.09%	0.30%
Technology Distributors	0.27%	0.03%	0.30%
Healthcare Services	0.22%	0.08%	0.30%
Healthcare Distributors	0.15%	0.14%	0.29%
Department Stores	0.17%	0.11%	0.28%
Environmental & Facilities Services	0.28%	0.00%	0.28%
Airlines	0.20%	0.07%	0.27%
Construction Machinery & Heavy Trucks	0.19%	0.07%	0.26%
Life Sciences Tools & Services	0.18%	0.07%	0.25%
Independent Power Producers & Energy Traders	0.13%	0.12%	0.25%
Trucking	0.20%	0.04%	0.24%
Human Resource & Employment Services	0.16%	0.06%	0.22%
Interactive Media & Services	0.12%	0.10%	0.22%
Industrial REITs	0.01%	0.20%	0.21%
Health Care REITs	0.21%	0.00%	0.21%
Specialty Stores	0.20%	0.01%	0.21%
Security & Alarm Services	0.00%	0.21%	0.21%
Real Estate Operating Companies	0.00%	0.20%	0.20%
Office REITs	0.06%	0.14%	0.20%
Wireless Telecommunication Services	0.03%	0.17%	0.20%
Electronic Manufacturing Services	0.16%	0.04%	0.20%
Specialized REITs	0.19%	0.00%	0.19%
Hotel & Resort REITs	0.17%	0.00%	0.17%
Real Estate Development	0.00%	0.17%	0.17%
Thrifts & Mortgage Finance	0.16%	0.00%	0.16%
Distributors	0.16%	0.00%	0.16%
Automotive Retail	0.15%	0.01%	0.16%
Hotels, Resorts & Cruise Lines	0.04%	0.12%	0.16%
Steel	0.10%	0.06%	0.16%
Investment Banking & Brokerage	0.16%	(0.01%)	0.15%
Commodity Chemicals	0.01%	0.14%	0.15%
Electronic Equipment & Instruments	0.07%	0.07%	0.14%
Alternative Carriers	0.11%	0.03%	0.14%
Electronic Components	0.07%	0.07%	0.14%
Metal & Glass Containers	0.10%	0.04%	0.14%
Diversified Support Services	0.13%	0.00%	0.13%
Broadcasting	0.07%	0.06%	0.13%
Tobacco	0.01%	0.10%	0.11%
Commercial Printing	0.01%	0.10%	0.11%
Internet Services & Infrastructure	0.11%	0.00%	0.11%
Restaurants	0.10%	0.01%	0.11%
Marine	0.00%	0.11%	0.11%
Diversified Real Estate Activities	0.00%	0.11%	0.11%

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2019 (Unaudited)

Industry	Domestic	Foreign	Total
Cable & Satellite	0.05%	0.05%	0.10%
Footwear	0.07%	0.03%	0.10%
Distillers & Vintners	0.02%	0.08%	0.10%
Consumer Electronics	0.10%	0.00%	0.10%
Insurance Brokers	0.10%	0.00%	0.10%
Electrical Components & Equipment	0.09%	0.00%	0.09%
Construction Materials	0.00%	0.09%	0.09%
Coal & Consumable Fuels	0.01%	0.08%	0.09%
Airport Services	0.03%	0.05%	0.08%
Oil & Gas Exploration & Production	0.04%	0.04%	0.08%
Consumer Finance	0.07%	0.00%	0.07%
Other Diversified Financial Services	0.04%	0.03%	0.07%
Paper Packaging	0.07%	0.00%	0.07%
Healthcare Supplies	0.07%	0.00%	0.07%
Residential REITs	0.06%	0.00%	0.06%
Renewable Electricity	0.00%	0.06%	0.06%
Home Furnishing Retail	0.06%	0.00%	0.06%
Soft Drinks	0.05%	0.01%	0.06%
Brewers	0.05%	0.01%	0.06%
Agricultural Products	0.00%	0.06%	0.06%
Leisure Products	0.04%	0.02%	0.06%
Railroads	0.06%	0.00%	0.06%
Publishing	0.02%	0.03%	0.05%
Oil & Gas Storage & Transportation	0.02%	0.03%	0.05%
Agricultural & Farm Machinery	0.05%	0.00%	0.05%
Interactive Home Entertainment	0.05%	0.00%	0.05%
Oil & Gas Drilling	0.05%	0.00%	0.05%
Household Appliances	0.01%	0.04%	0.05%
Diversified Metals & Mining	0.00%	0.05%	0.05%
Paper Products	0.04%	0.00%	0.04%
Education Services	0.04%	0.00%	0.04%
Marine Ports & Services	0.00%	0.04%	0.04%
Office Services & Supplies	0.02%	0.02%	0.04%
Oil & Gas Equipment & Services	0.04%	0.00%	0.04%
Fertilizers & Agricultural Chemicals	0.01%	0.03%	0.04%
Home Improvement Retail	0.00%	0.04%	0.04%
Computer & Electronics Retail	0.00%	0.03%	0.03%
Building Products	0.03%	0.00%	0.03%
Leisure Facilities	0.03%	0.00%	0.03%
Water Utilities	0.00%	0.03%	0.03%
Casinos & Gaming	0.00%	0.03%	0.03%
Food Distributors	0.01%	0.02%	0.03%
Diversified Chemicals	0.00%	0.03%	0.03%
Motorcycle Manufacturers	0.00%	0.02%	0.02%
Semiconductor Equipment	0.01%	0.01%	0.02%
Drug Retail	0.00%	0.02%	0.02%
Textiles	0.00%	0.01%	0.01%
Diversified Capital Markets	0.00%	0.01%	0.01%
Real Estate Services	0.01%	0.00%	0.01%
Highways & Railtracks	0.00%	0.01%	0.01%
Copper	0.00%	0.01%	0.01%
Healthcare Technology	0.01%	0.00%	0.01%
Aluminum	0.00%	0.00%	0.00%
Home Furnishings	0.00%	0.00%	0.00%
Specialized Finance	0.00%	0.00%	0.00%
Banks	0.00%	0.00%	0.00%

			69.57%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	13.88%
Corporate Notes	6.89%
Agency Mortgage Backed	6.77%
Sovereign Bonds	0.39%
Non-Agency Collateralized Mortgage Obligations	0.28%
Municipal Bonds and Notes	0.16%
Agency Collateralized Mortgage Obligations	0.16%
Asset Backed	0.10%
U.S. Government Sponsored Agencies	0.03%

28.66%

Short-Term Investments
Short-Term Investments	1.77%

1.77%

100.00%

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund
Schedule of Investments	June 30, 2019 (Unaudited)

Affiliate Table

	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/Dep reciation	Number of Shares Held at 6/30/19	Value at 6/30/19	Dividend Income
SPDR Bloomberg Barclays High Yield Bond ETF	2,846,551	95,615,648	81,239,660	26,434,652	(726,720)	8,718,442	1,454,125	$158,412,378	2,910,395
SPDR Dow Jones REIT ETF	410,485	35,301,710	74,819,129	20,888,224	408,828	6,423,081	972,313	96,064,524	1,173,419
State Street Institutional U.S. Government Money Market Fund - Class G Shares	90,625,489	90,625,489	252,175,406	307,902,222	—	—	34,898,673	34,898,673	557,397

TOTAL		$221,542,847	$408,234,195	$355,225,098	$(317,892)	$15,141,523		$289,375,575	$4,641,211

See Notes to Schedule of Investments and Notes to Financial Statements.

(b)	Not applicable to the Registrant.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant’s Board of Directors (the “Board”) approved an Amended and Restated Nominating Committee Charter (the “Charter”) by unanimous written consent. The Charter contains procedures related to how shareholders are to submit recommendations for Director candidates to the Registrant. Those procedures are as follows:

Procedures for Shareholders to Submit Nominee Candidates

(As of January 10, 20191)

A shareholder of the Fund Entity, or of any series thereof, if applicable, must follow the following procedures in order to submit properly a nominee recommendation for the Nominating Committee’s consideration.

1.

The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Fund Entity, to the attention of the Fund Entity’s Secretary, at the address of the principal executive offices of the Fund Entity.

2.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Fund Entity not less than sixty (60) calendar days nor more than ninety (90) calendar days prior to the date of the Board or shareholder meeting at which the nominee candidate would be considered for election. Shareholder Recommendations will be kept on file for two years after receipt of the Shareholder Recommendation. A Shareholder Recommendation considered by the Nominating Committee in connection with the Nominating Committee’s nomination of any candidate(s) for appointment or election as an independent Trustee/Directors need not be considered again by the Nominating Committee in connection with any subsequent nomination(s).

3.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”), and the names and addresses of at least three professional references; (B) the number of all shares of the Fund Entity (including the series and class, if applicable) owned of record or beneficially by the candidate, the date such shares were acquired and the investment intent of such acquisition(s), as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any applicable regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency with jurisdiction related to the Fund Entity); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder or any other applicable law or regulation; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Fund Entity (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient, in the discretion of the Board or the Nominating Committee, for the Fund Entity to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee/Director if elected; (iii) the recommending

[1]	Amended solely with respect to the adoption of this charter by State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc.

shareholder’s name as it appears on the Fund Entity’s books; (iv) the number of all shares of the Fund Entity (including the series and class, if applicable) owned beneficially and of record by the recommending shareholder; (v) a complete description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder including, without limitation, all direct and indirect compensation and other material monetary agreements, arrangements and understandings between the candidate and recommending shareholder during the past three years, and (vi) a brief description of the candidate’s relevant background and experience for membership on the Board, such as qualification as an audit committee financial expert.

4.

The Nominating Committee may require the recommending shareholder to furnish such other information as it may reasonably require or deem necessary to verify any information furnished pursuant to paragraph 3 above or to determine the eligibility of the candidate to serve as a Trustee/Director of the Fund Entity or to satisfy applicable law. If the recommending shareholder fails to provide such other information in writing within seven days of receipt of a written request from the Nominating Committee, the recommendation of such candidate as a nominee will be deemed not properly submitted for consideration, and the Nominating Committee will not be required to consider such candidate.

Item 11.	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to the Registrant.

(b)	Not applicable to the Registrant.

Item 13.	Exhibits.

(a)(1)	Not applicable; this Form N-CSR is a Semi-Annual Report.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President

Date:	August 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jeanne M. La Porta
Jeanne M. La Porta
President (Principal Executive Officer)

Date:	August 26, 2019

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial Officer)

Date:	August 26, 2019